UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Government Income

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Government Income Fund	-2.99%	4.16%	4.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Government Income Fund: The fund's Retail Class shares performed roughly in line with the benchmark net of expenses, returning -2.99%, while the Barclays® 75% U.S. Government/25% U.S. MBS Blended Index returned -2.78%. Our comments reflect the fund's holdings in aggregate, including the underlying Fidelity® Mortgage Backed Securities Central Fund, which we also manage. We kept the fund's risk profile similar to that of the benchmark by maintaining interest-rate sensitivity in line with the Barclays index, occasionally using interest-rate swaps and Treasury futures. We also looked for ways to add incremental return through security and sector selection. Keeping the fund's duration in line with the benchmark helped the fund keep pace. The fund's overweighting in mortgage-backed securities (MBS) that offered comparatively high yields and that were somewhat insulated from mortgage prepayment was advantageous, because these investments generally outperformed the benchmark. It was helpful to significantly underweight Treasury securities, which materially lagged the benchmark. Detracting from performance was our exposure to high-coupon mortgage securities issued by Ginnie Mae.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.77%
Actual		$ 1,000.00	$ 970.50	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 970.60	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.49%
Actual		$ 1,000.00	$ 967.00	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 966.90	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Government Income	.45%
Actual		$ 1,000.00	$ 972.00	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 971.80	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.5
0.01 - 0.99%	21.2	20.5
1 - 1.99%	9.4	9.9
2 - 2.99%	8.3	9.2
3 - 3.99%	20.8	15.2
4 - 4.99%	18.9	17.8
5 - 5.99%	13.6	14.3
6 - 6.99%	4.3	6.0
7% and over	0.3	0.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	5.9	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	4.9	4.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*	As of February 28, 2013**
Mortgage Securities 34.8%	Mortgage Securities 38.0%
CMOs and Other Mortgage Related Securities 17.3%	CMOs and Other Mortgage Related Securities 17.4%
U.S. Treasury Obligations 40.5%	U.S. Treasury Obligations 40.7%
U.S. Government Agency Obligations † 2.9%	U.S. Government Agency Obligations † 3.8%
Foreign Government & Government Agency Obligations 1.9%	Foreign Government & Government Agency Obligations 1.8%
Short-Term Investments and Net Other Assets (Liabilities) 2.6%	Short-Term Investments and Net Other Assets (Liabilities) *** (1.7)%

* Futures and Swaps	3.4%	** Futures and Swaps	(2.2)%
† Includes NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 43.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.6%
Fannie Mae:
0.5% 7/2/15	$ 60,173	$ 60,238
0.5% 3/30/16	8,534	8,490
0.625% 8/26/16	4,655	4,617
0.875% 2/8/18	2,333	2,257
0.875% 5/21/18	408	391
1.875% 9/18/18	203	203
Federal Home Loan Bank 1% 6/21/17	14,860	14,690
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,579	2,739
Series 2002-20K Class 1, 5.08% 11/1/22	4,203	4,563
Series 2004-20H Class 1, 5.17% 8/1/24	1,420	1,535
Tennessee Valley Authority:
5.25% 9/15/39	2,042	2,213
5.375% 4/1/56	8,429	9,132
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		111,068
U.S. Treasury Obligations - 40.5%
U.S. Treasury Bonds:
3.125% 2/15/43	68,291	60,982
3.625% 8/15/43 (c)	129,974	128,014
4.375% 2/15/38	24,154	27,215
5% 5/15/37 (d)	15,846	19,486
9.875% 11/15/15	10,285	12,398
U.S. Treasury Notes:
0.125% 4/30/15	4,228	4,214
0.25% 3/31/15	17,106	17,091
0.25% 5/31/15	9,600	9,583
0.25% 7/15/15	47,923	47,801
0.25% 7/31/15	6,000	5,984
0.25% 10/15/15	69,134	68,837
0.25% 4/15/16	61,378	60,764
0.25% 5/15/16	17,502	17,305
0.375% 1/15/16	133,453	132,921
0.375% 3/15/16	20,000	19,886
0.5% 6/15/16	70,000	69,606
0.625% 8/15/16 (c)	138,600	137,992
0.625% 4/30/18	37,435	35,920
0.75% 6/30/17	58,736	57,745
0.875% 11/30/16	29,402	29,356
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 4,683	$ 4,570
0.875% 7/31/19	6,174	5,804
1% 10/31/16	39,991	40,135
1% 5/31/18	31,053	30,269
1.375% 11/30/15	470	479
1.375% 7/31/18 (b)(c)	39,780	39,337
1.5% 8/31/18	72,009	71,559
1.75% 7/31/15	35,654	36,568
1.875% 8/31/17	47,000	48,131
1.875% 9/30/17	67,400	68,953
2% 7/31/20 (c) (j)	6,510	6,413
2.125% 5/31/15	4,176	4,304
2.125% 8/31/20 (c)	187,609	186,143
2.375% 6/30/18	26,608	27,597
2.5% 6/30/17	10,000	10,495
2.5% 8/15/23 (c)(j)	11,192	10,915
2.75% 11/30/16	18,530	19,609
3.125% 1/31/17	60,773	65,108
3.5% 2/15/18	58,585	63,816
4.5% 5/15/17	24,685	27,699
4.75% 8/15/17	12,983	14,752
TOTAL U.S. TREASURY OBLIGATIONS		1,745,756
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.535% 12/7/20 (NCUA Guaranteed) (e)	7,606	7,615
Series 2011-R4 Class 1A, 0.5649% 3/6/20 (NCUA Guaranteed) (e)	6,666	6,682
TOTAL OTHER GOVERNMENT RELATED		14,297
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,866,922)		1,871,121
U.S. Government Agency - Mortgage Securities - 13.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.6%
1.975% 10/1/33 (e)	$ 268	$ 278
1.983% 2/1/33 (e)	209	217
2.023% 7/1/35 (e)	82	85
2.031% 12/1/34 (e)	238	247
2.035% 3/1/35 (e)	203	211
2.053% 10/1/33 (e)	122	127
2.175% 3/1/35 (e)	35	36
2.303% 6/1/36 (e)	214	228
2.332% 3/1/35 (e)	128	134
2.362% 2/1/36 (e)	477	505
2.378% 7/1/34 (e)	140	147
2.411% 3/1/36 (e)	1,074	1,142
2.415% 11/1/33 (e)	803	846
2.528% 10/1/33 (e)	191	203
2.574% 5/1/36 (e)	282	301
2.593% 11/1/36 (e)	163	173
2.639% 7/1/35 (e)	370	390
3% 12/1/42 to 2/1/43	7,456	7,138
3% 9/1/43 (c)	4,200	4,015
3% 9/1/43 (c)	4,200	4,015
3% 9/1/43 (c)	2,800	2,677
3% 9/1/43 (c)	2,800	2,677
3% 9/1/43 (c)	11,000	10,516
3% 9/1/43 (c)	6,600	6,310
3% 9/1/43 (c)	5,600	5,354
3.18% 3/1/42 (e)	17,700	18,455
3.485% 3/1/40 (e)	4,344	4,573
3.5% 12/1/42	2,465	2,427
4% 2/1/42	529	546
4.5% 3/1/41	4,132	4,383
5% 9/1/22 to 12/1/25	19,060	20,287
6.129% 3/1/37 (e)	210	221
6.5% 2/1/17 to 8/1/36	12,388	13,826
9% 5/1/14	15	15
9.5% 10/1/20	36	41
11.5% 6/15/19 to 1/15/21	21	22
		112,768
Freddie Mac - 1.6%
1.895% 3/1/35 (e)	701	726
2.137% 5/1/37 (e)	439	461
2.492% 4/1/35 (e)	171	182
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.546% 2/1/36 (e)	$ 37	$ 39
2.592% 6/1/35 (e)	759	808
2.673% 7/1/35 (e)	1,488	1,578
2.831% 7/1/36 (e)	599	641
3% 8/1/42 to 2/1/43	8,462	8,077
3.023% 3/1/33 (e)	25	26
3.087% 9/1/41 (e)	3,704	3,833
3.126% 10/1/35 (e)	279	298
3.5% 6/1/42 to 5/1/43	18,845	18,466
4% 9/1/43 (c)	17,500	18,006
4.5% 5/1/39 to 10/1/41	5,987	6,332
5.5% 7/1/29 to 7/1/35	4,557	4,948
6% 1/1/24	3,190	3,524
9.5% 6/1/18 to 8/1/21	56	62
9.75% 8/1/14	29	30
12% 3/1/15	0 *	0 *
12.5% 2/1/14 to 6/1/15	0 *	0 *
13% 6/1/14	0 *	0 *
		68,037
Ginnie Mae - 9.1%
4% 6/15/24 to 3/15/26	11,907	12,588
4.3% 8/20/61 (i)	5,181	5,575
4.5% 3/15/25 to 6/15/25	11,484	12,211
4.515% 3/20/62 (i)	19,545	21,227
4.53% 10/20/62 (i)	5,338	5,811
4.55% 5/20/62 (i)	39,487	42,955
4.556% 12/20/61 (i)	21,047	22,871
4.604% 3/20/62 (i)	11,655	12,696
4.626% 3/20/62 (i)	8,136	8,864
4.649% 2/20/62 (i)	3,421	3,730
4.65% 3/20/62 (i)	7,343	8,011
4.682% 2/20/62 (i)	4,550	4,964
4.684% 1/20/62 (i)	26,171	28,548
4.804% 3/20/61 (i)	13,900	15,154
4.834% 3/20/61 (i)	24,845	27,112
5% 4/20/41 to 6/20/41	109	118
5.47% 8/20/59 (i)	3,173	3,405
5.492% 4/20/60 (i)	23,603	26,355
5.5% 11/15/35	4,150	4,557
5.612% 4/20/58 (i)	7,337	7,699
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 6/15/36 to 9/15/40	$ 50,395	$ 55,557
6.5% 8/20/38 to 9/20/38	54,320	60,920
		390,928
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $574,735)		571,733
Collateralized Mortgage Obligations - 11.3%

U.S. Government Agency - 11.3%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1641% 8/25/31 (e)	195	199
Series 2002-49 Class FB, 0.7841% 11/18/31 (e)	196	198
Series 2002-60 Class FV, 1.1841% 4/25/32 (e)	86	88
Series 2002-75 Class FA, 1.1841% 11/25/32 (e)	176	180
Series 2010-15 Class FJ, 1.1141% 6/25/36 (e)	14,065	14,424
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	6,690	7,154
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	25	25
Series 2003-113 Class PE, 4% 11/25/18	6,055	6,455
Series 2005-19 Class PA, 5.5% 7/25/34	5,181	5,623
Series 2005-27 Class NE, 5.5% 5/25/34	5,550	5,909
Series 2005-64 Class PX, 5.5% 6/25/35	4,976	5,460
Series 2006-45 Class OP, 6/25/36 (h)	2,139	1,853
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,377
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,242
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,331	2,519
Series 2004-91 Class Z, 5% 12/25/34	10,213	11,134
Series 2005-117 Class JN, 4.5% 1/25/36	645	688
Series 2005-14 Class ZB, 5% 3/25/35	3,622	3,959
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,206
Series 2006-72 Class CY, 6% 8/25/26	9,655	10,726
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,252
Series 2009-59 Class HB, 5% 8/25/39	4,590	4,933
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,627
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	1,297	122
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,929	170
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	8,651	1,422
Series 2010-39 Class FG, 1.1041% 3/25/36 (e)	8,545	8,759
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	$ 3,998	$ 360
Series 2013-40 Class PV, 2% 1/25/26	7,652	7,723
Freddie Mac:
floater:
Series 2530 Class FE, 0.7841% 2/15/32 (e)	121	122
Series 2630 Class FL, 0.6841% 6/15/18 (e)	160	161
Series 2682 Class FB, 1.0841% 10/15/33 (e)	7,901	8,072
Series 2711 Class FC, 1.0841% 2/15/33 (e)	5,175	5,273
planned amortization class:
Series 1141 Class G, 9% 9/15/21	124	143
Series 2006-3245 Class ME, 5.5% 6/15/35	5,260	5,448
Series 2115 Class PE, 6% 1/15/14	12	12
Series 2356 Class GD, 6% 9/15/16	81	85
Series 2376 Class JE, 5.5% 11/15/16	511	536
Series 2381 Class OG, 5.5% 11/15/16	299	312
Series 2672 Class MG, 5% 9/15/23	7,120	7,815
Series 2682 Class LD, 4.5% 10/15/33	777	819
Series 2810 Class PD, 6% 6/15/33	167	170
Series 3415 Class PC, 5% 12/15/37	1,648	1,763
Series 3763 Class QA, 4% 4/15/34	4,387	4,615
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,435
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,318
Series 2773 Class HC, 4.5% 4/15/19	704	753
Series 2877 Class ZD, 5% 10/15/34	13,255	14,341
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,858
Series 3277 Class B, 4% 2/15/22	5,900	6,212
Series 3578 Class B, 4.5% 9/15/24	7,927	8,424
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,662
Series 4176 Class BA, 3% 2/15/33	3,955	4,052
Series 4181 Class LA, 3% 3/15/37	5,447	5,518
Series 4182 Class BA, 3% 6/15/37	22,165	22,670
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6641% 1/20/38 (e)	663	667
Series 2008-73 Class FA, 1.0441% 8/20/38 (e)	4,444	4,520
Series 2008-83 Class FB, 1.0841% 9/20/38 (e)	4,552	4,634
Series 2009-108 Class CF, 0.7919% 11/16/39 (e)	3,240	3,268
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H21 Class FA, 0.7953% 10/20/61 (e)(i)	$ 9,150	$ 9,150
Series 2012-H01 Class FA, 0.8953% 11/20/61 (e)(i)	7,494	7,527
Series 2012-H03 Class FA, 0.8953% 1/20/62 (e)(i)	4,512	4,532
Series 2012-H06 Class FA, 0.8253% 1/20/62 (e)(i)	7,123	7,133
Series 2012-H07 Class FA, 0.8253% 3/20/62 (e)(i)	4,143	4,147
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,829	1,862
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,388	1,407
Series 2010-99 Class PT, 3.5% 8/20/33	1,763	1,790
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,647
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	15,682	16,833
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,317	22,452
Series 2010-H17 Class XP, 5.3018% 7/20/60 (e)(i)	28,493	31,486
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	20,676	22,750
Series 2011-71:
Class ZB, 5.5% 8/20/34	22,529	25,059
Class ZC, 5.5% 7/16/34	23,674	26,069
Series 2012-64 Class KB, 3.479% 5/20/41 (e)	3,382	3,757
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $485,723)		486,066
Commercial Mortgage Securities - 4.0%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.54% 4/25/19 (e)	11,984	11,880
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	3,740	3,985
Series K014 Class A2, 3.871% 4/25/21	9,230	9,705
Series K015 Class A2, 3.23% 7/25/21	16,425	16,523
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	26,898
Series K009 Class A2, 3.808% 8/25/20	32,528	34,075
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
sequential payer:
Series K017 Class A2, 2.873% 12/25/21	$ 28,660	$ 27,984
Series K031 Class A2, 3.3% 4/25/23	34,500	33,975
Series K501 Class A2, 1.655% 11/25/16	9,650	9,725
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $180,872)		174,750
Foreign Government and Government Agency Obligations - 1.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,189)	70,567	82,826
Fixed-Income Funds - 24.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,044,497)	10,118,826	1,064,096
Cash Equivalents - 2.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	$ 77,035	77,035
0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (a)	11,135	11,135
TOTAL CASH EQUIVALENTS (Cost $88,170)		88,170
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,315,108)		4,338,762
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(25,986)
NET ASSETS - 100%		$ 4,312,776
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/43	$ (25,000)	$ (23,900)
3% 9/1/43	(4,400)	(4,206)
3% 9/1/43	(6,600)	(6,310)
3% 9/1/43	(5,600)	(5,354)
4.5% 9/1/43	(4,100)	(4,326)
TOTAL FANNIE MAE		(44,096)
Freddie Mac
3% 9/1/43	(3,000)	(2,859)
4% 9/1/43	(17,500)	(18,006)
TOTAL FREDDIE MAC		(20,865)
TOTAL TBA SALE COMMITMENTS (Proceeds $65,566)		$ (64,961)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
747 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	$ 164,153	$ 80
129 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	17,016	162
		$ 181,169	$ 242
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
116 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	$ 14,417	$ (39)
TOTAL TREASURY CONTRACTS		$ 195,586	$ 203

The face value of futures purchased as a percentage of net assets is 4.2%
The face value of futures sold as a percentage of net assets is 0.3%

Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $437,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j) Security or a portion of the security sold on a delayed delivery basis.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$77,035,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 22,608
Citibank NA	3,573
Citigroup Global Markets, Inc.	4,466
Commerz Markets LLC	6,197
HSBC Securities (USA), Inc.	17,863
Mizuho Securities USA, Inc.	22,328
$ 77,035
$11,135,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 11,135
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 23,503
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 23,503	$ 306,003	$ 1,064,096	7.7%
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,871,121	$ -	$ 1,871,121	$ -
U.S. Government Agency - Mortgage Securities	571,733	-	571,733	-
Collateralized Mortgage Obligations	486,066	-	486,066	-
Commercial Mortgage Securities	174,750	-	174,750	-
Foreign Government and Government Agency Obligations	82,826	-	82,826	-
Fixed-Income Funds	1,064,096	1,064,096	-	-
Cash Equivalents	88,170	-	88,170	-
Total Investments in Securities:	$ 4,338,762	$ 1,064,096	$ 3,274,666	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 242	$ 242	$ -	$ -
Liabilities
Futures Contracts	$ (39)	$ (39)	$ -	$ -
Total Derivative Instruments:	$ 203	$ 203	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (64,961)	$ -	$ (64,961)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 242	$ (39)
Total Value of Derivatives	$ 242	$ (39)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $10,880 and repurchase agreements of $88,170) - See accompanying schedule: Unaffiliated issuers (cost $3,270,611)	$ 3,274,666
Fidelity Central Funds (cost $1,044,497)	1,064,096
Total Investments (cost $4,315,108)		$ 4,338,762
Cash		2
Receivable for investments sold Regular delivery		471,644
Delayed delivery		71,179
Receivable for TBA sale commitments		65,566
Receivable for fund shares sold		2,118
Interest receivable		10,228
Receivable for daily variation margin for derivative instruments		97
Receivable from investment adviser for expense reductions		1
Other receivables		771
Total assets		4,960,368

Liabilities
Payable for investments purchased Regular delivery	$ 380,430
Delayed delivery	181,834
TBA sale commitments, at value	64,961
Payable for fund shares redeemed	6,406
Distributions payable	187
Accrued management fee	1,138
Distribution and service plan fees payable	181
Other affiliated payables	550
Other payables and accrued expenses	770
Collateral on securities loaned, at value	11,135
Total liabilities		647,592

Net Assets		$ 4,312,776
Net Assets consist of:
Paid in capital		$ 4,348,508
Distributions in excess of net investment income		(880)
Accumulated undistributed net realized gain (loss) on investments		(59,314)
Net unrealized appreciation (depreciation) on investments		24,462
Net Assets		$ 4,312,776

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($291,321 ÷ 28,560 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.63
Class T: Net Asset Value and redemption price per share ($227,899 ÷ 22,346 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.63
Class B: Net Asset Value and offering price per share ($12,898 ÷ 1,265 shares)A	$ 10.20

Class C: Net Asset Value and offering price per share ($72,925 ÷ 7,151 shares)A	$ 10.20

Government Income: Net Asset Value, offering price and redemption price per share ($3,411,546 ÷ 334,985 shares)	$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,187 ÷ 29,040 shares)	$ 10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 64,268
Income from Fidelity Central Funds		23,503
Total income		87,771

Expenses
Management fee	$ 15,626
Transfer agent fees	5,625
Distribution and service plan fees	2,589
Fund wide operations fee	1,773
Independent trustees' compensation	20
Miscellaneous	17
Total expenses before reductions	25,650
Expense reductions	(16)	25,634
Net investment income (loss)		62,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,374)
Fidelity Central Funds	11,403
Futures contracts	(978)
Swaps	17,606
Total net realized gain (loss)		(2,343)
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,535)
Futures contracts	(1,411)
Swaps	(15)
Delayed delivery commitments	1,698
Total change in net unrealized appreciation (depreciation)		(204,263)
Net gain (loss)		(206,606)
Net increase (decrease) in net assets resulting from operations		$ (144,469)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,137	$ 84,003
Net realized gain (loss)	(2,343)	136,006
Change in net unrealized appreciation (depreciation)	(204,263)	23,049
Net increase (decrease) in net assets resulting from operations	(144,469)	243,058
Distributions to shareholders from net investment income	(59,594)	(81,217)
Distributions to shareholders from net realized gain	(159,024)	(130,853)
Total distributions	(218,618)	(212,070)
Share transactions - net increase (decrease)	(779,262)	58,002
Total increase (decrease) in net assets	(1,142,349)	88,990

Net Assets
Beginning of period	5,455,125	5,366,135
End of period (including distributions in excess of net investment income of $880 and distributions in excess of net investment income of $2,970, respectively)	$ 4,312,776	$ 5,455,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.105	.141	.015	.199	.242	.356
Net realized and unrealized gain (loss)	(.454)	.327	.199	.108	.424	.466
Total from investment operations	(.349)	.468	.214	.307	.666	.822
Distributions from net investment income	(.099)	(.135)	(.014)	(.191)	(.231)	(.352)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.421)	(.398)	(.014)	(.447)	(.596)	(.452)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Total Return B,C,D	(3.29)%	4.39%	2.00%	2.94%	6.44%	8.03%
Ratios to Average Net Assets F,I
Expenses before reductions	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of all reductions	.77%	.77%	.76% A	.77%	.77%	.77%
Net investment income (loss)	.99%	1.30%	1.61% A	1.88%	2.28%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 380	$ 345	$ 329	$ 431	$ 437
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.107	.143	.015	.201	.243	.357
Net realized and unrealized gain (loss)	(.454)	.327	.209	.098	.425	.466
Total from investment operations	(.347)	.470	.224	.299	.668	.823
Distributions from net investment income	(.101)	(.137)	(.014)	(.193)	(.233)	(.353)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.423)	(.400)	(.014)	(.449)	(.598)	(.453)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	(3.27)%	4.41%	2.10%	2.86%	6.45%	8.04%
Ratios to Average Net Assets F,I
Expenses before reductions	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.75% A	.76%	.76%	.76%
Net investment income (loss)	1.01%	1.32%	1.62% A	1.89%	2.29%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 228	$ 309	$ 286	$ 272	$ 335	$ 324
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.028	.062	.008	.122	.164	.278
Net realized and unrealized gain (loss)	(.454)	.328	.210	.098	.425	.467
Total from investment operations	(.426)	.390	.218	.220	.589	.745
Distributions from net investment income	(.022)	(.057)	(.008)	(.114)	(.154)	(.275)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.344)	(.320)	(.008)	(.370)	(.519)	(.375)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	(3.99)%	3.64%	2.04%	2.10%	5.67%	7.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Net investment income (loss)	.26%	.58%	.90% A	1.15%	1.55%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 20	$ 26	$ 25	$ 38	$ 48
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.025	.060	.008	.121	.163	.275
Net realized and unrealized gain (loss)	(.443)	.318	.210	.098	.425	.468
Total from investment operations	(.418)	.378	.218	.219	.588	.743
Distributions from net investment income	(.020)	(.055)	(.008)	(.113)	(.153)	(.273)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.342)	(.318)	(.008)	(.369)	(.518)	(.373)
Net asset value, end of period	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	(3.93)%	3.53%	2.04%	2.09%	5.66%	7.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of all reductions	1.52%	1.51%	1.50% A	1.51%	1.51%	1.51%
Net investment income (loss)	.24%	.56%	.88% A	1.14%	1.54%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 98	$ 95	$ 89	$ 118	$ 131
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended August 31,	2013	2012	2011 G	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Income from Investment Operations
Net investment income (loss) D	.138	.175	.018	.233	.275	.390
Net realized and unrealized gain (loss)	(.453)	.328	.199	.108	.415	.476
Total from investment operations	(.315)	.503	.217	.341	.690	.866
Distributions from net investment income	(.133)	(.170)	(.017)	(.225)	(.265)	(.386)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.455)	(.433)	(.017)	(.481)	(.630)	(.486)
Net asset value, end of period	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Total Return B,C	(2.99)%	4.73%	2.03%	3.27%	6.69%	8.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.31%	1.62%	1.91% A	2.20%	2.60%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638
Portfolio turnover rate F	192%	222%	466% A,K	430%	355%	380% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011 G	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.133	.169	.017	.225	.267	.385
Net realized and unrealized gain (loss)	(.454)	.327	.210	.099	.425	.466
Total from investment operations	(.321)	.496	.227	.324	.692	.851
Distributions from net investment income	(.127)	(.163)	(.017)	(.218)	(.257)	(.381)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.449)	(.426)	(.017)	(.474)	(.622)	(.481)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C	(3.03)%	4.66%	2.12%	3.10%	6.70%	8.32%
Ratios to Average Net Assets E,H
Expenses before reductions	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of fee waivers, if any	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of all reductions	.51%	.51%	.52% A	.52%	.53%	.51%
Net investment income (loss)	1.26%	1.56%	1.84% A	2.13%	2.52%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 334	$ 344	$ 344	$ 284	$ 200
Portfolio turnover rate F	192%	222%	466% A,K	430%	355%	380% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,970
Gross unrealized depreciation	(52,090)
Net unrealized appreciation (depreciation) on securities and other investments	$ (17,120)

Tax Cost	$ 4,355,882

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,996
Undistributed long-term capital gain	$ 17,722
Net unrealized appreciation (depreciation)	$ (16,514)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 134,183	$ 142,768
Long-term Capital Gains	84,435	69,302
Total	$ 218,618	$ 212,070

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (978)	$ (1,411)
Purchased Options	1,857	-
Swaps	17,606	(15)
Totals (a)	$ 18,485	$ (1,426)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and isrepresentative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Annual Report

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $23,503 and $310,839, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 865	$ 23
Class T	-%	.25%	682	5
Class B	.65%	.25%	156	115
Class C	.75%	.25%	886	149
			$ 2,589	$ 292

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	5
Class B*	42
Class C*	20
$ 94

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 591.17
Class T	414.15
Class B	43.25
Class C	153.17
Government Income	3,943.10
Institutional Class	481.16
	$ 5,625

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $187.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Annual Report

9. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 3,252	$ 4,604
Class T	2,613	3,815
Class B	37	124
Class C	168	506
Government Income	49,780	66,943
Institutional Class	3,744	5,225
Total	$ 59,594	$ 81,217
From net realized gain
Class A	$ 11,175	$ 8,696
Class T	8,673	7,112
Class B	596	622
Class C	2,876	2,398
Government Income	125,918	103,541
Institutional Class	9,786	8,484
Total	$ 159,024	$ 130,853

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	8,104	13,943	$ 85,854	$ 151,136
Reinvestment of distributions	1,265	1,130	13,433	12,251
Shares redeemed	(15,428)	(12,130)	(162,383)	(131,272)
Net increase (decrease)	(6,059)	2,943	$ (63,096)	$ 32,115
Class T
Shares sold	7,402	12,173	$ 78,470	$ 131,899
Reinvestment of distributions	1,047	991	11,108	10,739
Shares redeemed	(14,316)	(11,186)	(151,179)	(121,048)
Net increase (decrease)	(5,867)	1,978	$ (61,601)	$ 21,590
Class B
Shares sold	94	232	$ 1,008	$ 2,518
Reinvestment of distributions	46	54	489	581
Shares redeemed	(744)	(815)	(7,820)	(8,810)
Net increase (decrease)	(604)	(529)	$ (6,323)	$ (5,711)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class C
Shares sold	1,670	3,034	$ 17,648	$ 32,891
Reinvestment of distributions	217	198	2,305	2,142
Shares redeemed	(3,719)	(2,929)	(39,071)	(31,631)
Net increase (decrease)	(1,832)	303	$ (19,118)	$ 3,402
Government Income
Shares sold	64,692	97,110	$ 682,510	$ 1,050,755
Reinvestment of distributions	16,002	15,159	169,563	164,066
Shares redeemed	(139,613)	(110,717)	(1,466,267)	(1,196,028)
Net increase (decrease)	(58,919)	1,552	$ (614,194)	$ 18,793
Institutional Class
Shares sold	10,037	14,768	$ 106,129	$ 159,980
Reinvestment of distributions	1,202	1,190	12,746	12,896
Shares redeemed	(12,650)	(17,084)	(133,805)	(185,063)
Net increase (decrease)	(1,411)	(1,126)	$ (14,930)	$ (12,187)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August, 2013, $32,028,831, or, if subsequently determined to be different, the net capital gain of such year.

A total of 31.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $38,113,707 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GOV-UANN-1013
1.789246.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-7.16%	2.99%	3.81%
Class T (incl. 4.00% sales charge) B	-7.14%	3.01%	3.82%
Class B (incl. contingent deferred sales charge) C	-8.64%	2.74%	3.72%
Class C (incl. contingent deferred sales charge) D	-4.86%	3.07%	3.71%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006, and March 31, 2007, reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class A on August 31, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period. The initial offering of Class A took place on October 24, 2006. See footnote A on the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Government Income Fund: The fund's Class A, Class T, Class B and Class C shares returned -3.29%, -3.27%, -3.99% and -3.93%, respectively (excluding sales charges). Meanwhile, the Barclays® 75% U.S. Government/25% U.S. MBS Blended Index returned -2.78%. Our comments reflect the fund's holdings in aggregate, including the underlying Fidelity® Mortgage Backed Securities Central Fund, which we also manage. We kept the fund's risk profile similar to that of the benchmark by maintaining interest-rate sensitivity in line with the Barclays index, occasionally using interest-rate swaps and Treasury futures. We also looked for ways to add incremental return through security and sector selection. Keeping the fund's duration in line with the benchmark helped the fund keep pace. The fund's overweighting in mortgage-backed securities (MBS) that offered comparatively high yields and that were somewhat insulated from mortgage prepayment was advantageous, because these investments generally outperformed the benchmark. It was helpful to significantly underweight Treasury securities, which materially lagged the benchmark. Detracting from performance was our exposure to high-coupon mortgage securities issued by Ginnie Mae.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.77%
Actual		$ 1,000.00	$ 970.50	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 970.60	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.49%
Actual		$ 1,000.00	$ 967.00	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 966.90	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Government Income	.45%
Actual		$ 1,000.00	$ 972.00	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 971.80	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.5
0.01 - 0.99%	21.2	20.5
1 - 1.99%	9.4	9.9
2 - 2.99%	8.3	9.2
3 - 3.99%	20.8	15.2
4 - 4.99%	18.9	17.8
5 - 5.99%	13.6	14.3
6 - 6.99%	4.3	6.0
7% and over	0.3	0.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	5.9	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	4.9	4.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*	As of February 28, 2013**
Mortgage Securities 34.8%	Mortgage Securities 38.0%
CMOs and Other Mortgage Related Securities 17.3%	CMOs and Other Mortgage Related Securities 17.4%
U.S. Treasury Obligations 40.5%	U.S. Treasury Obligations 40.7%
U.S. Government Agency Obligations † 2.9%	U.S. Government Agency Obligations † 3.8%
Foreign Government & Government Agency Obligations 1.9%	Foreign Government & Government Agency Obligations 1.8%
Short-Term Investments and Net Other Assets (Liabilities) 2.6%	Short-Term Investments and Net Other Assets (Liabilities) *** (1.7)%

* Futures and Swaps	3.4%	** Futures and Swaps	(2.2)%
† Includes NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 43.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.6%
Fannie Mae:
0.5% 7/2/15	$ 60,173	$ 60,238
0.5% 3/30/16	8,534	8,490
0.625% 8/26/16	4,655	4,617
0.875% 2/8/18	2,333	2,257
0.875% 5/21/18	408	391
1.875% 9/18/18	203	203
Federal Home Loan Bank 1% 6/21/17	14,860	14,690
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,579	2,739
Series 2002-20K Class 1, 5.08% 11/1/22	4,203	4,563
Series 2004-20H Class 1, 5.17% 8/1/24	1,420	1,535
Tennessee Valley Authority:
5.25% 9/15/39	2,042	2,213
5.375% 4/1/56	8,429	9,132
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		111,068
U.S. Treasury Obligations - 40.5%
U.S. Treasury Bonds:
3.125% 2/15/43	68,291	60,982
3.625% 8/15/43 (c)	129,974	128,014
4.375% 2/15/38	24,154	27,215
5% 5/15/37 (d)	15,846	19,486
9.875% 11/15/15	10,285	12,398
U.S. Treasury Notes:
0.125% 4/30/15	4,228	4,214
0.25% 3/31/15	17,106	17,091
0.25% 5/31/15	9,600	9,583
0.25% 7/15/15	47,923	47,801
0.25% 7/31/15	6,000	5,984
0.25% 10/15/15	69,134	68,837
0.25% 4/15/16	61,378	60,764
0.25% 5/15/16	17,502	17,305
0.375% 1/15/16	133,453	132,921
0.375% 3/15/16	20,000	19,886
0.5% 6/15/16	70,000	69,606
0.625% 8/15/16 (c)	138,600	137,992
0.625% 4/30/18	37,435	35,920
0.75% 6/30/17	58,736	57,745
0.875% 11/30/16	29,402	29,356
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 4,683	$ 4,570
0.875% 7/31/19	6,174	5,804
1% 10/31/16	39,991	40,135
1% 5/31/18	31,053	30,269
1.375% 11/30/15	470	479
1.375% 7/31/18 (b)(c)	39,780	39,337
1.5% 8/31/18	72,009	71,559
1.75% 7/31/15	35,654	36,568
1.875% 8/31/17	47,000	48,131
1.875% 9/30/17	67,400	68,953
2% 7/31/20 (c) (j)	6,510	6,413
2.125% 5/31/15	4,176	4,304
2.125% 8/31/20 (c)	187,609	186,143
2.375% 6/30/18	26,608	27,597
2.5% 6/30/17	10,000	10,495
2.5% 8/15/23 (c)(j)	11,192	10,915
2.75% 11/30/16	18,530	19,609
3.125% 1/31/17	60,773	65,108
3.5% 2/15/18	58,585	63,816
4.5% 5/15/17	24,685	27,699
4.75% 8/15/17	12,983	14,752
TOTAL U.S. TREASURY OBLIGATIONS		1,745,756
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.535% 12/7/20 (NCUA Guaranteed) (e)	7,606	7,615
Series 2011-R4 Class 1A, 0.5649% 3/6/20 (NCUA Guaranteed) (e)	6,666	6,682
TOTAL OTHER GOVERNMENT RELATED		14,297
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,866,922)		1,871,121
U.S. Government Agency - Mortgage Securities - 13.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.6%
1.975% 10/1/33 (e)	$ 268	$ 278
1.983% 2/1/33 (e)	209	217
2.023% 7/1/35 (e)	82	85
2.031% 12/1/34 (e)	238	247
2.035% 3/1/35 (e)	203	211
2.053% 10/1/33 (e)	122	127
2.175% 3/1/35 (e)	35	36
2.303% 6/1/36 (e)	214	228
2.332% 3/1/35 (e)	128	134
2.362% 2/1/36 (e)	477	505
2.378% 7/1/34 (e)	140	147
2.411% 3/1/36 (e)	1,074	1,142
2.415% 11/1/33 (e)	803	846
2.528% 10/1/33 (e)	191	203
2.574% 5/1/36 (e)	282	301
2.593% 11/1/36 (e)	163	173
2.639% 7/1/35 (e)	370	390
3% 12/1/42 to 2/1/43	7,456	7,138
3% 9/1/43 (c)	4,200	4,015
3% 9/1/43 (c)	4,200	4,015
3% 9/1/43 (c)	2,800	2,677
3% 9/1/43 (c)	2,800	2,677
3% 9/1/43 (c)	11,000	10,516
3% 9/1/43 (c)	6,600	6,310
3% 9/1/43 (c)	5,600	5,354
3.18% 3/1/42 (e)	17,700	18,455
3.485% 3/1/40 (e)	4,344	4,573
3.5% 12/1/42	2,465	2,427
4% 2/1/42	529	546
4.5% 3/1/41	4,132	4,383
5% 9/1/22 to 12/1/25	19,060	20,287
6.129% 3/1/37 (e)	210	221
6.5% 2/1/17 to 8/1/36	12,388	13,826
9% 5/1/14	15	15
9.5% 10/1/20	36	41
11.5% 6/15/19 to 1/15/21	21	22
		112,768
Freddie Mac - 1.6%
1.895% 3/1/35 (e)	701	726
2.137% 5/1/37 (e)	439	461
2.492% 4/1/35 (e)	171	182
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.546% 2/1/36 (e)	$ 37	$ 39
2.592% 6/1/35 (e)	759	808
2.673% 7/1/35 (e)	1,488	1,578
2.831% 7/1/36 (e)	599	641
3% 8/1/42 to 2/1/43	8,462	8,077
3.023% 3/1/33 (e)	25	26
3.087% 9/1/41 (e)	3,704	3,833
3.126% 10/1/35 (e)	279	298
3.5% 6/1/42 to 5/1/43	18,845	18,466
4% 9/1/43 (c)	17,500	18,006
4.5% 5/1/39 to 10/1/41	5,987	6,332
5.5% 7/1/29 to 7/1/35	4,557	4,948
6% 1/1/24	3,190	3,524
9.5% 6/1/18 to 8/1/21	56	62
9.75% 8/1/14	29	30
12% 3/1/15	0 *	0 *
12.5% 2/1/14 to 6/1/15	0 *	0 *
13% 6/1/14	0 *	0 *
		68,037
Ginnie Mae - 9.1%
4% 6/15/24 to 3/15/26	11,907	12,588
4.3% 8/20/61 (i)	5,181	5,575
4.5% 3/15/25 to 6/15/25	11,484	12,211
4.515% 3/20/62 (i)	19,545	21,227
4.53% 10/20/62 (i)	5,338	5,811
4.55% 5/20/62 (i)	39,487	42,955
4.556% 12/20/61 (i)	21,047	22,871
4.604% 3/20/62 (i)	11,655	12,696
4.626% 3/20/62 (i)	8,136	8,864
4.649% 2/20/62 (i)	3,421	3,730
4.65% 3/20/62 (i)	7,343	8,011
4.682% 2/20/62 (i)	4,550	4,964
4.684% 1/20/62 (i)	26,171	28,548
4.804% 3/20/61 (i)	13,900	15,154
4.834% 3/20/61 (i)	24,845	27,112
5% 4/20/41 to 6/20/41	109	118
5.47% 8/20/59 (i)	3,173	3,405
5.492% 4/20/60 (i)	23,603	26,355
5.5% 11/15/35	4,150	4,557
5.612% 4/20/58 (i)	7,337	7,699
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 6/15/36 to 9/15/40	$ 50,395	$ 55,557
6.5% 8/20/38 to 9/20/38	54,320	60,920
		390,928
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $574,735)		571,733
Collateralized Mortgage Obligations - 11.3%

U.S. Government Agency - 11.3%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1641% 8/25/31 (e)	195	199
Series 2002-49 Class FB, 0.7841% 11/18/31 (e)	196	198
Series 2002-60 Class FV, 1.1841% 4/25/32 (e)	86	88
Series 2002-75 Class FA, 1.1841% 11/25/32 (e)	176	180
Series 2010-15 Class FJ, 1.1141% 6/25/36 (e)	14,065	14,424
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	6,690	7,154
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	25	25
Series 2003-113 Class PE, 4% 11/25/18	6,055	6,455
Series 2005-19 Class PA, 5.5% 7/25/34	5,181	5,623
Series 2005-27 Class NE, 5.5% 5/25/34	5,550	5,909
Series 2005-64 Class PX, 5.5% 6/25/35	4,976	5,460
Series 2006-45 Class OP, 6/25/36 (h)	2,139	1,853
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,377
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,242
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,331	2,519
Series 2004-91 Class Z, 5% 12/25/34	10,213	11,134
Series 2005-117 Class JN, 4.5% 1/25/36	645	688
Series 2005-14 Class ZB, 5% 3/25/35	3,622	3,959
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,206
Series 2006-72 Class CY, 6% 8/25/26	9,655	10,726
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,252
Series 2009-59 Class HB, 5% 8/25/39	4,590	4,933
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,627
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	1,297	122
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,929	170
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	8,651	1,422
Series 2010-39 Class FG, 1.1041% 3/25/36 (e)	8,545	8,759
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	$ 3,998	$ 360
Series 2013-40 Class PV, 2% 1/25/26	7,652	7,723
Freddie Mac:
floater:
Series 2530 Class FE, 0.7841% 2/15/32 (e)	121	122
Series 2630 Class FL, 0.6841% 6/15/18 (e)	160	161
Series 2682 Class FB, 1.0841% 10/15/33 (e)	7,901	8,072
Series 2711 Class FC, 1.0841% 2/15/33 (e)	5,175	5,273
planned amortization class:
Series 1141 Class G, 9% 9/15/21	124	143
Series 2006-3245 Class ME, 5.5% 6/15/35	5,260	5,448
Series 2115 Class PE, 6% 1/15/14	12	12
Series 2356 Class GD, 6% 9/15/16	81	85
Series 2376 Class JE, 5.5% 11/15/16	511	536
Series 2381 Class OG, 5.5% 11/15/16	299	312
Series 2672 Class MG, 5% 9/15/23	7,120	7,815
Series 2682 Class LD, 4.5% 10/15/33	777	819
Series 2810 Class PD, 6% 6/15/33	167	170
Series 3415 Class PC, 5% 12/15/37	1,648	1,763
Series 3763 Class QA, 4% 4/15/34	4,387	4,615
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,435
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,318
Series 2773 Class HC, 4.5% 4/15/19	704	753
Series 2877 Class ZD, 5% 10/15/34	13,255	14,341
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,858
Series 3277 Class B, 4% 2/15/22	5,900	6,212
Series 3578 Class B, 4.5% 9/15/24	7,927	8,424
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,662
Series 4176 Class BA, 3% 2/15/33	3,955	4,052
Series 4181 Class LA, 3% 3/15/37	5,447	5,518
Series 4182 Class BA, 3% 6/15/37	22,165	22,670
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6641% 1/20/38 (e)	663	667
Series 2008-73 Class FA, 1.0441% 8/20/38 (e)	4,444	4,520
Series 2008-83 Class FB, 1.0841% 9/20/38 (e)	4,552	4,634
Series 2009-108 Class CF, 0.7919% 11/16/39 (e)	3,240	3,268
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H21 Class FA, 0.7953% 10/20/61 (e)(i)	$ 9,150	$ 9,150
Series 2012-H01 Class FA, 0.8953% 11/20/61 (e)(i)	7,494	7,527
Series 2012-H03 Class FA, 0.8953% 1/20/62 (e)(i)	4,512	4,532
Series 2012-H06 Class FA, 0.8253% 1/20/62 (e)(i)	7,123	7,133
Series 2012-H07 Class FA, 0.8253% 3/20/62 (e)(i)	4,143	4,147
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,829	1,862
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,388	1,407
Series 2010-99 Class PT, 3.5% 8/20/33	1,763	1,790
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,647
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	15,682	16,833
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,317	22,452
Series 2010-H17 Class XP, 5.3018% 7/20/60 (e)(i)	28,493	31,486
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	20,676	22,750
Series 2011-71:
Class ZB, 5.5% 8/20/34	22,529	25,059
Class ZC, 5.5% 7/16/34	23,674	26,069
Series 2012-64 Class KB, 3.479% 5/20/41 (e)	3,382	3,757
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $485,723)		486,066
Commercial Mortgage Securities - 4.0%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.54% 4/25/19 (e)	11,984	11,880
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	3,740	3,985
Series K014 Class A2, 3.871% 4/25/21	9,230	9,705
Series K015 Class A2, 3.23% 7/25/21	16,425	16,523
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	26,898
Series K009 Class A2, 3.808% 8/25/20	32,528	34,075
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
sequential payer:
Series K017 Class A2, 2.873% 12/25/21	$ 28,660	$ 27,984
Series K031 Class A2, 3.3% 4/25/23	34,500	33,975
Series K501 Class A2, 1.655% 11/25/16	9,650	9,725
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $180,872)		174,750
Foreign Government and Government Agency Obligations - 1.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,189)	70,567	82,826
Fixed-Income Funds - 24.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,044,497)	10,118,826	1,064,096
Cash Equivalents - 2.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	$ 77,035	77,035
0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (a)	11,135	11,135
TOTAL CASH EQUIVALENTS (Cost $88,170)		88,170
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,315,108)		4,338,762
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(25,986)
NET ASSETS - 100%		$ 4,312,776
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/43	$ (25,000)	$ (23,900)
3% 9/1/43	(4,400)	(4,206)
3% 9/1/43	(6,600)	(6,310)
3% 9/1/43	(5,600)	(5,354)
4.5% 9/1/43	(4,100)	(4,326)
TOTAL FANNIE MAE		(44,096)
Freddie Mac
3% 9/1/43	(3,000)	(2,859)
4% 9/1/43	(17,500)	(18,006)
TOTAL FREDDIE MAC		(20,865)
TOTAL TBA SALE COMMITMENTS (Proceeds $65,566)		$ (64,961)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
747 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	$ 164,153	$ 80
129 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	17,016	162
		$ 181,169	$ 242
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
116 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	$ 14,417	$ (39)
TOTAL TREASURY CONTRACTS		$ 195,586	$ 203

The face value of futures purchased as a percentage of net assets is 4.2%
The face value of futures sold as a percentage of net assets is 0.3%

Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $437,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j) Security or a portion of the security sold on a delayed delivery basis.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$77,035,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 22,608
Citibank NA	3,573
Citigroup Global Markets, Inc.	4,466
Commerz Markets LLC	6,197
HSBC Securities (USA), Inc.	17,863
Mizuho Securities USA, Inc.	22,328
$ 77,035
$11,135,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 11,135
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 23,503
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 23,503	$ 306,003	$ 1,064,096	7.7%
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,871,121	$ -	$ 1,871,121	$ -
U.S. Government Agency - Mortgage Securities	571,733	-	571,733	-
Collateralized Mortgage Obligations	486,066	-	486,066	-
Commercial Mortgage Securities	174,750	-	174,750	-
Foreign Government and Government Agency Obligations	82,826	-	82,826	-
Fixed-Income Funds	1,064,096	1,064,096	-	-
Cash Equivalents	88,170	-	88,170	-
Total Investments in Securities:	$ 4,338,762	$ 1,064,096	$ 3,274,666	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 242	$ 242	$ -	$ -
Liabilities
Futures Contracts	$ (39)	$ (39)	$ -	$ -
Total Derivative Instruments:	$ 203	$ 203	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (64,961)	$ -	$ (64,961)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 242	$ (39)
Total Value of Derivatives	$ 242	$ (39)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $10,880 and repurchase agreements of $88,170) - See accompanying schedule: Unaffiliated issuers (cost $3,270,611)	$ 3,274,666
Fidelity Central Funds (cost $1,044,497)	1,064,096
Total Investments (cost $4,315,108)		$ 4,338,762
Cash		2
Receivable for investments sold Regular delivery		471,644
Delayed delivery		71,179
Receivable for TBA sale commitments		65,566
Receivable for fund shares sold		2,118
Interest receivable		10,228
Receivable for daily variation margin for derivative instruments		97
Receivable from investment adviser for expense reductions		1
Other receivables		771
Total assets		4,960,368

Liabilities
Payable for investments purchased Regular delivery	$ 380,430
Delayed delivery	181,834
TBA sale commitments, at value	64,961
Payable for fund shares redeemed	6,406
Distributions payable	187
Accrued management fee	1,138
Distribution and service plan fees payable	181
Other affiliated payables	550
Other payables and accrued expenses	770
Collateral on securities loaned, at value	11,135
Total liabilities		647,592

Net Assets		$ 4,312,776
Net Assets consist of:
Paid in capital		$ 4,348,508
Distributions in excess of net investment income		(880)
Accumulated undistributed net realized gain (loss) on investments		(59,314)
Net unrealized appreciation (depreciation) on investments		24,462
Net Assets		$ 4,312,776

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($291,321 ÷ 28,560 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.63
Class T: Net Asset Value and redemption price per share ($227,899 ÷ 22,346 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.63
Class B: Net Asset Value and offering price per share ($12,898 ÷ 1,265 shares)A	$ 10.20

Class C: Net Asset Value and offering price per share ($72,925 ÷ 7,151 shares)A	$ 10.20

Government Income: Net Asset Value, offering price and redemption price per share ($3,411,546 ÷ 334,985 shares)	$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,187 ÷ 29,040 shares)	$ 10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 64,268
Income from Fidelity Central Funds		23,503
Total income		87,771

Expenses
Management fee	$ 15,626
Transfer agent fees	5,625
Distribution and service plan fees	2,589
Fund wide operations fee	1,773
Independent trustees' compensation	20
Miscellaneous	17
Total expenses before reductions	25,650
Expense reductions	(16)	25,634
Net investment income (loss)		62,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,374)
Fidelity Central Funds	11,403
Futures contracts	(978)
Swaps	17,606
Total net realized gain (loss)		(2,343)
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,535)
Futures contracts	(1,411)
Swaps	(15)
Delayed delivery commitments	1,698
Total change in net unrealized appreciation (depreciation)		(204,263)
Net gain (loss)		(206,606)
Net increase (decrease) in net assets resulting from operations		$ (144,469)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,137	$ 84,003
Net realized gain (loss)	(2,343)	136,006
Change in net unrealized appreciation (depreciation)	(204,263)	23,049
Net increase (decrease) in net assets resulting from operations	(144,469)	243,058
Distributions to shareholders from net investment income	(59,594)	(81,217)
Distributions to shareholders from net realized gain	(159,024)	(130,853)
Total distributions	(218,618)	(212,070)
Share transactions - net increase (decrease)	(779,262)	58,002
Total increase (decrease) in net assets	(1,142,349)	88,990

Net Assets
Beginning of period	5,455,125	5,366,135
End of period (including distributions in excess of net investment income of $880 and distributions in excess of net investment income of $2,970, respectively)	$ 4,312,776	$ 5,455,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.105	.141	.015	.199	.242	.356
Net realized and unrealized gain (loss)	(.454)	.327	.199	.108	.424	.466
Total from investment operations	(.349)	.468	.214	.307	.666	.822
Distributions from net investment income	(.099)	(.135)	(.014)	(.191)	(.231)	(.352)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.421)	(.398)	(.014)	(.447)	(.596)	(.452)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Total Return B,C,D	(3.29)%	4.39%	2.00%	2.94%	6.44%	8.03%
Ratios to Average Net Assets F,I
Expenses before reductions	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of all reductions	.77%	.77%	.76% A	.77%	.77%	.77%
Net investment income (loss)	.99%	1.30%	1.61% A	1.88%	2.28%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 380	$ 345	$ 329	$ 431	$ 437
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.107	.143	.015	.201	.243	.357
Net realized and unrealized gain (loss)	(.454)	.327	.209	.098	.425	.466
Total from investment operations	(.347)	.470	.224	.299	.668	.823
Distributions from net investment income	(.101)	(.137)	(.014)	(.193)	(.233)	(.353)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.423)	(.400)	(.014)	(.449)	(.598)	(.453)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	(3.27)%	4.41%	2.10%	2.86%	6.45%	8.04%
Ratios to Average Net Assets F,I
Expenses before reductions	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.75% A	.76%	.76%	.76%
Net investment income (loss)	1.01%	1.32%	1.62% A	1.89%	2.29%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 228	$ 309	$ 286	$ 272	$ 335	$ 324
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.028	.062	.008	.122	.164	.278
Net realized and unrealized gain (loss)	(.454)	.328	.210	.098	.425	.467
Total from investment operations	(.426)	.390	.218	.220	.589	.745
Distributions from net investment income	(.022)	(.057)	(.008)	(.114)	(.154)	(.275)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.344)	(.320)	(.008)	(.370)	(.519)	(.375)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	(3.99)%	3.64%	2.04%	2.10%	5.67%	7.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Net investment income (loss)	.26%	.58%	.90% A	1.15%	1.55%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 20	$ 26	$ 25	$ 38	$ 48
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.025	.060	.008	.121	.163	.275
Net realized and unrealized gain (loss)	(.443)	.318	.210	.098	.425	.468
Total from investment operations	(.418)	.378	.218	.219	.588	.743
Distributions from net investment income	(.020)	(.055)	(.008)	(.113)	(.153)	(.273)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.342)	(.318)	(.008)	(.369)	(.518)	(.373)
Net asset value, end of period	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	(3.93)%	3.53%	2.04%	2.09%	5.66%	7.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of all reductions	1.52%	1.51%	1.50% A	1.51%	1.51%	1.51%
Net investment income (loss)	.24%	.56%	.88% A	1.14%	1.54%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 98	$ 95	$ 89	$ 118	$ 131
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended August 31,	2013	2012	2011 G	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Income from Investment Operations
Net investment income (loss) D	.138	.175	.018	.233	.275	.390
Net realized and unrealized gain (loss)	(.453)	.328	.199	.108	.415	.476
Total from investment operations	(.315)	.503	.217	.341	.690	.866
Distributions from net investment income	(.133)	(.170)	(.017)	(.225)	(.265)	(.386)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.455)	(.433)	(.017)	(.481)	(.630)	(.486)
Net asset value, end of period	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Total Return B,C	(2.99)%	4.73%	2.03%	3.27%	6.69%	8.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.31%	1.62%	1.91% A	2.20%	2.60%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638
Portfolio turnover rate F	192%	222%	466% A,K	430%	355%	380% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011 G	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.133	.169	.017	.225	.267	.385
Net realized and unrealized gain (loss)	(.454)	.327	.210	.099	.425	.466
Total from investment operations	(.321)	.496	.227	.324	.692	.851
Distributions from net investment income	(.127)	(.163)	(.017)	(.218)	(.257)	(.381)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.449)	(.426)	(.017)	(.474)	(.622)	(.481)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C	(3.03)%	4.66%	2.12%	3.10%	6.70%	8.32%
Ratios to Average Net Assets E,H
Expenses before reductions	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of fee waivers, if any	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of all reductions	.51%	.51%	.52% A	.52%	.53%	.51%
Net investment income (loss)	1.26%	1.56%	1.84% A	2.13%	2.52%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 334	$ 344	$ 344	$ 284	$ 200
Portfolio turnover rate F	192%	222%	466% A,K	430%	355%	380% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange

Annual Report

2. Investments in Fidelity Central Funds - continued

Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,970
Gross unrealized depreciation	(52,090)
Net unrealized appreciation (depreciation) on securities and other investments	$ (17,120)

Tax Cost	$ 4,355,882

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,996
Undistributed long-term capital gain	$ 17,722
Net unrealized appreciation (depreciation)	$ (16,514)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 134,183	$ 142,768
Long-term Capital Gains	84,435	69,302
Total	$ 218,618	$ 212,070

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities.

Annual Report

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (978)	$ (1,411)
Purchased Options	1,857	-
Swaps	17,606	(15)
Totals (a)	$ 18,485	$ (1,426)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and isrepresentative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Annual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $23,503 and $310,839, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 865	$ 23
Class T	-%	.25%	682	5
Class B	.65%	.25%	156	115
Class C	.75%	.25%	886	149
			$ 2,589	$ 292

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	5
Class B*	42
Class C*	20
$ 94

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 591.17
Class T	414.15
Class B	43.25
Class C	153.17
Government Income	3,943.10
Institutional Class	481.16
	$ 5,625

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $187.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 3,252	$ 4,604
Class T	2,613	3,815
Class B	37	124
Class C	168	506
Government Income	49,780	66,943
Institutional Class	3,744	5,225
Total	$ 59,594	$ 81,217
From net realized gain
Class A	$ 11,175	$ 8,696
Class T	8,673	7,112
Class B	596	622
Class C	2,876	2,398
Government Income	125,918	103,541
Institutional Class	9,786	8,484
Total	$ 159,024	$ 130,853

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	8,104	13,943	$ 85,854	$ 151,136
Reinvestment of distributions	1,265	1,130	13,433	12,251
Shares redeemed	(15,428)	(12,130)	(162,383)	(131,272)
Net increase (decrease)	(6,059)	2,943	$ (63,096)	$ 32,115
Class T
Shares sold	7,402	12,173	$ 78,470	$ 131,899
Reinvestment of distributions	1,047	991	11,108	10,739
Shares redeemed	(14,316)	(11,186)	(151,179)	(121,048)
Net increase (decrease)	(5,867)	1,978	$ (61,601)	$ 21,590
Class B
Shares sold	94	232	$ 1,008	$ 2,518
Reinvestment of distributions	46	54	489	581
Shares redeemed	(744)	(815)	(7,820)	(8,810)
Net increase (decrease)	(604)	(529)	$ (6,323)	$ (5,711)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class C
Shares sold	1,670	3,034	$ 17,648	$ 32,891
Reinvestment of distributions	217	198	2,305	2,142
Shares redeemed	(3,719)	(2,929)	(39,071)	(31,631)
Net increase (decrease)	(1,832)	303	$ (19,118)	$ 3,402
Government Income
Shares sold	64,692	97,110	$ 682,510	$ 1,050,755
Reinvestment of distributions	16,002	15,159	169,563	164,066
Shares redeemed	(139,613)	(110,717)	(1,466,267)	(1,196,028)
Net increase (decrease)	(58,919)	1,552	$ (614,194)	$ 18,793
Institutional Class
Shares sold	10,037	14,768	$ 106,129	$ 159,980
Reinvestment of distributions	1,202	1,190	12,746	12,896
Shares redeemed	(12,650)	(17,084)	(133,805)	(185,063)
Net increase (decrease)	(1,411)	(1,126)	$ (14,930)	$ (12,187)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $32,028,831, or, if subsequently determined to be different, the net capital gain of such year.

A total of 31.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $38,113,707 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVT-UANN-1013
1.834241.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Institutional Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-3.03%	4.10%	4.42%

A The initial offering of Institutional Class shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Institutional Class on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period. The initial offering of Institutional Class took place on October 24, 2006. See footnote A above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Government Income Fund: The fund's Institutional Class shares performed roughly in line with the benchmark net of expenses, returning -3.03%, while the Barclays® 75% U.S. Government/25% U.S. MBS Blended Index returned -2.78%. Our comments reflect the fund's holdings in aggregate, including the underlying Fidelity® Mortgage Backed Securities Central Fund, which we also manage. We kept the fund's risk profile similar to that of the benchmark by maintaining interest-rate sensitivity in line with the Barclays index, occasionally using interest-rate swaps and Treasury futures. We also looked for ways to add incremental return through security and sector selection. Keeping the fund's duration in line with the benchmark helped the fund keep pace. The fund's overweighting in mortgage-backed securities (MBS) that offered comparatively high yields and that were somewhat insulated from mortgage prepayment was advantageous, because these investments generally outperformed the benchmark. It was helpful to significantly underweight Treasury securities, which materially lagged the benchmark. Detracting from performance was our exposure to high-coupon mortgage securities issued by Ginnie Mae.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.77%
Actual		$ 1,000.00	$ 970.50	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 970.60	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.49%
Actual		$ 1,000.00	$ 967.00	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 966.90	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Government Income	.45%
Actual		$ 1,000.00	$ 972.00	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.50%
Actual		$ 1,000.00	$ 971.80	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.5
0.01 - 0.99%	21.2	20.5
1 - 1.99%	9.4	9.9
2 - 2.99%	8.3	9.2
3 - 3.99%	20.8	15.2
4 - 4.99%	18.9	17.8
5 - 5.99%	13.6	14.3
6 - 6.99%	4.3	6.0
7% and over	0.3	0.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	5.9	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	4.9	4.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*	As of February 28, 2013**
Mortgage Securities 34.8%	Mortgage Securities 38.0%
CMOs and Other Mortgage Related Securities 17.3%	CMOs and Other Mortgage Related Securities 17.4%
U.S. Treasury Obligations 40.5%	U.S. Treasury Obligations 40.7%
U.S. Government Agency Obligations † 2.9%	U.S. Government Agency Obligations † 3.8%
Foreign Government & Government Agency Obligations 1.9%	Foreign Government & Government Agency Obligations 1.8%
Short-Term Investments and Net Other Assets (Liabilities) 2.6%	Short-Term Investments and Net Other Assets (Liabilities) *** (1.7)%

* Futures and Swaps	3.4%	** Futures and Swaps	(2.2)%
† Includes NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 43.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.6%
Fannie Mae:
0.5% 7/2/15	$ 60,173	$ 60,238
0.5% 3/30/16	8,534	8,490
0.625% 8/26/16	4,655	4,617
0.875% 2/8/18	2,333	2,257
0.875% 5/21/18	408	391
1.875% 9/18/18	203	203
Federal Home Loan Bank 1% 6/21/17	14,860	14,690
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,579	2,739
Series 2002-20K Class 1, 5.08% 11/1/22	4,203	4,563
Series 2004-20H Class 1, 5.17% 8/1/24	1,420	1,535
Tennessee Valley Authority:
5.25% 9/15/39	2,042	2,213
5.375% 4/1/56	8,429	9,132
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		111,068
U.S. Treasury Obligations - 40.5%
U.S. Treasury Bonds:
3.125% 2/15/43	68,291	60,982
3.625% 8/15/43 (c)	129,974	128,014
4.375% 2/15/38	24,154	27,215
5% 5/15/37 (d)	15,846	19,486
9.875% 11/15/15	10,285	12,398
U.S. Treasury Notes:
0.125% 4/30/15	4,228	4,214
0.25% 3/31/15	17,106	17,091
0.25% 5/31/15	9,600	9,583
0.25% 7/15/15	47,923	47,801
0.25% 7/31/15	6,000	5,984
0.25% 10/15/15	69,134	68,837
0.25% 4/15/16	61,378	60,764
0.25% 5/15/16	17,502	17,305
0.375% 1/15/16	133,453	132,921
0.375% 3/15/16	20,000	19,886
0.5% 6/15/16	70,000	69,606
0.625% 8/15/16 (c)	138,600	137,992
0.625% 4/30/18	37,435	35,920
0.75% 6/30/17	58,736	57,745
0.875% 11/30/16	29,402	29,356
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 4,683	$ 4,570
0.875% 7/31/19	6,174	5,804
1% 10/31/16	39,991	40,135
1% 5/31/18	31,053	30,269
1.375% 11/30/15	470	479
1.375% 7/31/18 (b)(c)	39,780	39,337
1.5% 8/31/18	72,009	71,559
1.75% 7/31/15	35,654	36,568
1.875% 8/31/17	47,000	48,131
1.875% 9/30/17	67,400	68,953
2% 7/31/20 (c) (j)	6,510	6,413
2.125% 5/31/15	4,176	4,304
2.125% 8/31/20 (c)	187,609	186,143
2.375% 6/30/18	26,608	27,597
2.5% 6/30/17	10,000	10,495
2.5% 8/15/23 (c)(j)	11,192	10,915
2.75% 11/30/16	18,530	19,609
3.125% 1/31/17	60,773	65,108
3.5% 2/15/18	58,585	63,816
4.5% 5/15/17	24,685	27,699
4.75% 8/15/17	12,983	14,752
TOTAL U.S. TREASURY OBLIGATIONS		1,745,756
Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.535% 12/7/20 (NCUA Guaranteed) (e)	7,606	7,615
Series 2011-R4 Class 1A, 0.5649% 3/6/20 (NCUA Guaranteed) (e)	6,666	6,682
TOTAL OTHER GOVERNMENT RELATED		14,297
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,866,922)		1,871,121
U.S. Government Agency - Mortgage Securities - 13.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.6%
1.975% 10/1/33 (e)	$ 268	$ 278
1.983% 2/1/33 (e)	209	217
2.023% 7/1/35 (e)	82	85
2.031% 12/1/34 (e)	238	247
2.035% 3/1/35 (e)	203	211
2.053% 10/1/33 (e)	122	127
2.175% 3/1/35 (e)	35	36
2.303% 6/1/36 (e)	214	228
2.332% 3/1/35 (e)	128	134
2.362% 2/1/36 (e)	477	505
2.378% 7/1/34 (e)	140	147
2.411% 3/1/36 (e)	1,074	1,142
2.415% 11/1/33 (e)	803	846
2.528% 10/1/33 (e)	191	203
2.574% 5/1/36 (e)	282	301
2.593% 11/1/36 (e)	163	173
2.639% 7/1/35 (e)	370	390
3% 12/1/42 to 2/1/43	7,456	7,138
3% 9/1/43 (c)	4,200	4,015
3% 9/1/43 (c)	4,200	4,015
3% 9/1/43 (c)	2,800	2,677
3% 9/1/43 (c)	2,800	2,677
3% 9/1/43 (c)	11,000	10,516
3% 9/1/43 (c)	6,600	6,310
3% 9/1/43 (c)	5,600	5,354
3.18% 3/1/42 (e)	17,700	18,455
3.485% 3/1/40 (e)	4,344	4,573
3.5% 12/1/42	2,465	2,427
4% 2/1/42	529	546
4.5% 3/1/41	4,132	4,383
5% 9/1/22 to 12/1/25	19,060	20,287
6.129% 3/1/37 (e)	210	221
6.5% 2/1/17 to 8/1/36	12,388	13,826
9% 5/1/14	15	15
9.5% 10/1/20	36	41
11.5% 6/15/19 to 1/15/21	21	22
		112,768
Freddie Mac - 1.6%
1.895% 3/1/35 (e)	701	726
2.137% 5/1/37 (e)	439	461
2.492% 4/1/35 (e)	171	182
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.546% 2/1/36 (e)	$ 37	$ 39
2.592% 6/1/35 (e)	759	808
2.673% 7/1/35 (e)	1,488	1,578
2.831% 7/1/36 (e)	599	641
3% 8/1/42 to 2/1/43	8,462	8,077
3.023% 3/1/33 (e)	25	26
3.087% 9/1/41 (e)	3,704	3,833
3.126% 10/1/35 (e)	279	298
3.5% 6/1/42 to 5/1/43	18,845	18,466
4% 9/1/43 (c)	17,500	18,006
4.5% 5/1/39 to 10/1/41	5,987	6,332
5.5% 7/1/29 to 7/1/35	4,557	4,948
6% 1/1/24	3,190	3,524
9.5% 6/1/18 to 8/1/21	56	62
9.75% 8/1/14	29	30
12% 3/1/15	0 *	0 *
12.5% 2/1/14 to 6/1/15	0 *	0 *
13% 6/1/14	0 *	0 *
		68,037
Ginnie Mae - 9.1%
4% 6/15/24 to 3/15/26	11,907	12,588
4.3% 8/20/61 (i)	5,181	5,575
4.5% 3/15/25 to 6/15/25	11,484	12,211
4.515% 3/20/62 (i)	19,545	21,227
4.53% 10/20/62 (i)	5,338	5,811
4.55% 5/20/62 (i)	39,487	42,955
4.556% 12/20/61 (i)	21,047	22,871
4.604% 3/20/62 (i)	11,655	12,696
4.626% 3/20/62 (i)	8,136	8,864
4.649% 2/20/62 (i)	3,421	3,730
4.65% 3/20/62 (i)	7,343	8,011
4.682% 2/20/62 (i)	4,550	4,964
4.684% 1/20/62 (i)	26,171	28,548
4.804% 3/20/61 (i)	13,900	15,154
4.834% 3/20/61 (i)	24,845	27,112
5% 4/20/41 to 6/20/41	109	118
5.47% 8/20/59 (i)	3,173	3,405
5.492% 4/20/60 (i)	23,603	26,355
5.5% 11/15/35	4,150	4,557
5.612% 4/20/58 (i)	7,337	7,699
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 6/15/36 to 9/15/40	$ 50,395	$ 55,557
6.5% 8/20/38 to 9/20/38	54,320	60,920
		390,928
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $574,735)		571,733
Collateralized Mortgage Obligations - 11.3%

U.S. Government Agency - 11.3%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1641% 8/25/31 (e)	195	199
Series 2002-49 Class FB, 0.7841% 11/18/31 (e)	196	198
Series 2002-60 Class FV, 1.1841% 4/25/32 (e)	86	88
Series 2002-75 Class FA, 1.1841% 11/25/32 (e)	176	180
Series 2010-15 Class FJ, 1.1141% 6/25/36 (e)	14,065	14,424
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	6,690	7,154
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	25	25
Series 2003-113 Class PE, 4% 11/25/18	6,055	6,455
Series 2005-19 Class PA, 5.5% 7/25/34	5,181	5,623
Series 2005-27 Class NE, 5.5% 5/25/34	5,550	5,909
Series 2005-64 Class PX, 5.5% 6/25/35	4,976	5,460
Series 2006-45 Class OP, 6/25/36 (h)	2,139	1,853
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,377
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,242
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	2,331	2,519
Series 2004-91 Class Z, 5% 12/25/34	10,213	11,134
Series 2005-117 Class JN, 4.5% 1/25/36	645	688
Series 2005-14 Class ZB, 5% 3/25/35	3,622	3,959
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,206
Series 2006-72 Class CY, 6% 8/25/26	9,655	10,726
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,252
Series 2009-59 Class HB, 5% 8/25/39	4,590	4,933
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,627
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	1,297	122
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,929	170
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	8,651	1,422
Series 2010-39 Class FG, 1.1041% 3/25/36 (e)	8,545	8,759
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	$ 3,998	$ 360
Series 2013-40 Class PV, 2% 1/25/26	7,652	7,723
Freddie Mac:
floater:
Series 2530 Class FE, 0.7841% 2/15/32 (e)	121	122
Series 2630 Class FL, 0.6841% 6/15/18 (e)	160	161
Series 2682 Class FB, 1.0841% 10/15/33 (e)	7,901	8,072
Series 2711 Class FC, 1.0841% 2/15/33 (e)	5,175	5,273
planned amortization class:
Series 1141 Class G, 9% 9/15/21	124	143
Series 2006-3245 Class ME, 5.5% 6/15/35	5,260	5,448
Series 2115 Class PE, 6% 1/15/14	12	12
Series 2356 Class GD, 6% 9/15/16	81	85
Series 2376 Class JE, 5.5% 11/15/16	511	536
Series 2381 Class OG, 5.5% 11/15/16	299	312
Series 2672 Class MG, 5% 9/15/23	7,120	7,815
Series 2682 Class LD, 4.5% 10/15/33	777	819
Series 2810 Class PD, 6% 6/15/33	167	170
Series 3415 Class PC, 5% 12/15/37	1,648	1,763
Series 3763 Class QA, 4% 4/15/34	4,387	4,615
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,435
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,318
Series 2773 Class HC, 4.5% 4/15/19	704	753
Series 2877 Class ZD, 5% 10/15/34	13,255	14,341
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,858
Series 3277 Class B, 4% 2/15/22	5,900	6,212
Series 3578 Class B, 4.5% 9/15/24	7,927	8,424
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,662
Series 4176 Class BA, 3% 2/15/33	3,955	4,052
Series 4181 Class LA, 3% 3/15/37	5,447	5,518
Series 4182 Class BA, 3% 6/15/37	22,165	22,670
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6641% 1/20/38 (e)	663	667
Series 2008-73 Class FA, 1.0441% 8/20/38 (e)	4,444	4,520
Series 2008-83 Class FB, 1.0841% 9/20/38 (e)	4,552	4,634
Series 2009-108 Class CF, 0.7919% 11/16/39 (e)	3,240	3,268
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H21 Class FA, 0.7953% 10/20/61 (e)(i)	$ 9,150	$ 9,150
Series 2012-H01 Class FA, 0.8953% 11/20/61 (e)(i)	7,494	7,527
Series 2012-H03 Class FA, 0.8953% 1/20/62 (e)(i)	4,512	4,532
Series 2012-H06 Class FA, 0.8253% 1/20/62 (e)(i)	7,123	7,133
Series 2012-H07 Class FA, 0.8253% 3/20/62 (e)(i)	4,143	4,147
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,829	1,862
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,388	1,407
Series 2010-99 Class PT, 3.5% 8/20/33	1,763	1,790
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,647
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	15,682	16,833
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,317	22,452
Series 2010-H17 Class XP, 5.3018% 7/20/60 (e)(i)	28,493	31,486
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	20,676	22,750
Series 2011-71:
Class ZB, 5.5% 8/20/34	22,529	25,059
Class ZC, 5.5% 7/16/34	23,674	26,069
Series 2012-64 Class KB, 3.479% 5/20/41 (e)	3,382	3,757
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $485,723)		486,066
Commercial Mortgage Securities - 4.0%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.54% 4/25/19 (e)	11,984	11,880
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	3,740	3,985
Series K014 Class A2, 3.871% 4/25/21	9,230	9,705
Series K015 Class A2, 3.23% 7/25/21	16,425	16,523
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	26,898
Series K009 Class A2, 3.808% 8/25/20	32,528	34,075
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
sequential payer:
Series K017 Class A2, 2.873% 12/25/21	$ 28,660	$ 27,984
Series K031 Class A2, 3.3% 4/25/23	34,500	33,975
Series K501 Class A2, 1.655% 11/25/16	9,650	9,725
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $180,872)		174,750
Foreign Government and Government Agency Obligations - 1.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,189)	70,567	82,826
Fixed-Income Funds - 24.7%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,044,497)	10,118,826	1,064,096
Cash Equivalents - 2.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	$ 77,035	77,035
0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (a)	11,135	11,135
TOTAL CASH EQUIVALENTS (Cost $88,170)		88,170
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,315,108)		4,338,762
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(25,986)
NET ASSETS - 100%		$ 4,312,776
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/43	$ (25,000)	$ (23,900)
3% 9/1/43	(4,400)	(4,206)
3% 9/1/43	(6,600)	(6,310)
3% 9/1/43	(5,600)	(5,354)
4.5% 9/1/43	(4,100)	(4,326)
TOTAL FANNIE MAE		(44,096)
Freddie Mac
3% 9/1/43	(3,000)	(2,859)
4% 9/1/43	(17,500)	(18,006)
TOTAL FREDDIE MAC		(20,865)
TOTAL TBA SALE COMMITMENTS (Proceeds $65,566)		$ (64,961)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
747 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	$ 164,153	$ 80
129 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	17,016	162
		$ 181,169	$ 242
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
116 CBOT 10 Year U.S. Treasury Note Contracts	Dec. 2013	$ 14,417	$ (39)
TOTAL TREASURY CONTRACTS		$ 195,586	$ 203

The face value of futures purchased as a percentage of net assets is 4.2%
The face value of futures sold as a percentage of net assets is 0.3%

Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $437,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j) Security or a portion of the security sold on a delayed delivery basis.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$77,035,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 22,608
Citibank NA	3,573
Citigroup Global Markets, Inc.	4,466
Commerz Markets LLC	6,197
HSBC Securities (USA), Inc.	17,863
Mizuho Securities USA, Inc.	22,328
$ 77,035
$11,135,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 11,135
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 23,503
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,395,601	$ 23,503	$ 306,003	$ 1,064,096	7.7%
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,871,121	$ -	$ 1,871,121	$ -
U.S. Government Agency - Mortgage Securities	571,733	-	571,733	-
Collateralized Mortgage Obligations	486,066	-	486,066	-
Commercial Mortgage Securities	174,750	-	174,750	-
Foreign Government and Government Agency Obligations	82,826	-	82,826	-
Fixed-Income Funds	1,064,096	1,064,096	-	-
Cash Equivalents	88,170	-	88,170	-
Total Investments in Securities:	$ 4,338,762	$ 1,064,096	$ 3,274,666	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 242	$ 242	$ -	$ -
Liabilities
Futures Contracts	$ (39)	$ (39)	$ -	$ -
Total Derivative Instruments:	$ 203	$ 203	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (64,961)	$ -	$ (64,961)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 242	$ (39)
Total Value of Derivatives	$ 242	$ (39)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $10,880 and repurchase agreements of $88,170) - See accompanying schedule: Unaffiliated issuers (cost $3,270,611)	$ 3,274,666
Fidelity Central Funds (cost $1,044,497)	1,064,096
Total Investments (cost $4,315,108)		$ 4,338,762
Cash		2
Receivable for investments sold Regular delivery		471,644
Delayed delivery		71,179
Receivable for TBA sale commitments		65,566
Receivable for fund shares sold		2,118
Interest receivable		10,228
Receivable for daily variation margin for derivative instruments		97
Receivable from investment adviser for expense reductions		1
Other receivables		771
Total assets		4,960,368

Liabilities
Payable for investments purchased Regular delivery	$ 380,430
Delayed delivery	181,834
TBA sale commitments, at value	64,961
Payable for fund shares redeemed	6,406
Distributions payable	187
Accrued management fee	1,138
Distribution and service plan fees payable	181
Other affiliated payables	550
Other payables and accrued expenses	770
Collateral on securities loaned, at value	11,135
Total liabilities		647,592

Net Assets		$ 4,312,776
Net Assets consist of:
Paid in capital		$ 4,348,508
Distributions in excess of net investment income		(880)
Accumulated undistributed net realized gain (loss) on investments		(59,314)
Net unrealized appreciation (depreciation) on investments		24,462
Net Assets		$ 4,312,776

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($291,321 ÷ 28,560 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.63
Class T: Net Asset Value and redemption price per share ($227,899 ÷ 22,346 shares)	$ 10.20

Maximum offering price per share (100/96.00 of $10.20)	$ 10.63
Class B: Net Asset Value and offering price per share ($12,898 ÷ 1,265 shares)A	$ 10.20

Class C: Net Asset Value and offering price per share ($72,925 ÷ 7,151 shares)A	$ 10.20

Government Income: Net Asset Value, offering price and redemption price per share ($3,411,546 ÷ 334,985 shares)	$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($296,187 ÷ 29,040 shares)	$ 10.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 64,268
Income from Fidelity Central Funds		23,503
Total income		87,771

Expenses
Management fee	$ 15,626
Transfer agent fees	5,625
Distribution and service plan fees	2,589
Fund wide operations fee	1,773
Independent trustees' compensation	20
Miscellaneous	17
Total expenses before reductions	25,650
Expense reductions	(16)	25,634
Net investment income (loss)		62,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,374)
Fidelity Central Funds	11,403
Futures contracts	(978)
Swaps	17,606
Total net realized gain (loss)		(2,343)
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,535)
Futures contracts	(1,411)
Swaps	(15)
Delayed delivery commitments	1,698
Total change in net unrealized appreciation (depreciation)		(204,263)
Net gain (loss)		(206,606)
Net increase (decrease) in net assets resulting from operations		$ (144,469)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,137	$ 84,003
Net realized gain (loss)	(2,343)	136,006
Change in net unrealized appreciation (depreciation)	(204,263)	23,049
Net increase (decrease) in net assets resulting from operations	(144,469)	243,058
Distributions to shareholders from net investment income	(59,594)	(81,217)
Distributions to shareholders from net realized gain	(159,024)	(130,853)
Total distributions	(218,618)	(212,070)
Share transactions - net increase (decrease)	(779,262)	58,002
Total increase (decrease) in net assets	(1,142,349)	88,990

Net Assets
Beginning of period	5,455,125	5,366,135
End of period (including distributions in excess of net investment income of $880 and distributions in excess of net investment income of $2,970, respectively)	$ 4,312,776	$ 5,455,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.105	.141	.015	.199	.242	.356
Net realized and unrealized gain (loss)	(.454)	.327	.199	.108	.424	.466
Total from investment operations	(.349)	.468	.214	.307	.666	.822
Distributions from net investment income	(.099)	(.135)	(.014)	(.191)	(.231)	(.352)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.421)	(.398)	(.014)	(.447)	(.596)	(.452)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Total Return B,C,D	(3.29)%	4.39%	2.00%	2.94%	6.44%	8.03%
Ratios to Average Net Assets F,I
Expenses before reductions	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of all reductions	.77%	.77%	.76% A	.77%	.77%	.77%
Net investment income (loss)	.99%	1.30%	1.61% A	1.88%	2.28%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 380	$ 345	$ 329	$ 431	$ 437
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.107	.143	.015	.201	.243	.357
Net realized and unrealized gain (loss)	(.454)	.327	.209	.098	.425	.466
Total from investment operations	(.347)	.470	.224	.299	.668	.823
Distributions from net investment income	(.101)	(.137)	(.014)	(.193)	(.233)	(.353)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.423)	(.400)	(.014)	(.449)	(.598)	(.453)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	(3.27)%	4.41%	2.10%	2.86%	6.45%	8.04%
Ratios to Average Net Assets F,I
Expenses before reductions	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of all reductions	.75%	.75%	.75% A	.76%	.76%	.76%
Net investment income (loss)	1.01%	1.32%	1.62% A	1.89%	2.29%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 228	$ 309	$ 286	$ 272	$ 335	$ 324
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.028	.062	.008	.122	.164	.278
Net realized and unrealized gain (loss)	(.454)	.328	.210	.098	.425	.467
Total from investment operations	(.426)	.390	.218	.220	.589	.745
Distributions from net investment income	(.022)	(.057)	(.008)	(.114)	(.154)	(.275)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.344)	(.320)	(.008)	(.370)	(.519)	(.375)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	(3.99)%	3.64%	2.04%	2.10%	5.67%	7.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Net investment income (loss)	.26%	.58%	.90% A	1.15%	1.55%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 20	$ 26	$ 25	$ 38	$ 48
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011 H	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.025	.060	.008	.121	.163	.275
Net realized and unrealized gain (loss)	(.443)	.318	.210	.098	.425	.468
Total from investment operations	(.418)	.378	.218	.219	.588	.743
Distributions from net investment income	(.020)	(.055)	(.008)	(.113)	(.153)	(.273)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.342)	(.318)	(.008)	(.369)	(.518)	(.373)
Net asset value, end of period	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	(3.93)%	3.53%	2.04%	2.09%	5.66%	7.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of all reductions	1.52%	1.51%	1.50% A	1.51%	1.51%	1.51%
Net investment income (loss)	.24%	.56%	.88% A	1.14%	1.54%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 98	$ 95	$ 89	$ 118	$ 131
Portfolio turnover rate G	192%	222%	466% A,L	430%	355%	380% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended August 31,	2013	2012	2011 G	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Income from Investment Operations
Net investment income (loss) D	.138	.175	.018	.233	.275	.390
Net realized and unrealized gain (loss)	(.453)	.328	.199	.108	.415	.476
Total from investment operations	(.315)	.503	.217	.341	.690	.866
Distributions from net investment income	(.133)	(.170)	(.017)	(.225)	(.265)	(.386)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.455)	(.433)	(.017)	(.481)	(.630)	(.486)
Net asset value, end of period	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Total Return B,C	(2.99)%	4.73%	2.03%	3.27%	6.69%	8.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.31%	1.62%	1.91% A	2.20%	2.60%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638
Portfolio turnover rate F	192%	222%	466% A,K	430%	355%	380% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011 G	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.133	.169	.017	.225	.267	.385
Net realized and unrealized gain (loss)	(.454)	.327	.210	.099	.425	.466
Total from investment operations	(.321)	.496	.227	.324	.692	.851
Distributions from net investment income	(.127)	(.163)	(.017)	(.218)	(.257)	(.381)
Distributions from net realized gain	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.449)	(.426)	(.017)	(.474)	(.622)	(.481)
Net asset value, end of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C	(3.03)%	4.66%	2.12%	3.10%	6.70%	8.32%
Ratios to Average Net Assets E,H
Expenses before reductions	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of fee waivers, if any	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of all reductions	.51%	.51%	.52% A	.52%	.53%	.51%
Net investment income (loss)	1.26%	1.56%	1.84% A	2.13%	2.52%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 334	$ 344	$ 344	$ 284	$ 200
Portfolio turnover rate F	192%	222%	466% A,K	430%	355%	380% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange

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2. Investments in Fidelity Central Funds - continued

Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,970
Gross unrealized depreciation	(52,090)
Net unrealized appreciation (depreciation) on securities and other investments	$ (17,120)

Tax Cost	$ 4,355,882

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,996
Undistributed long-term capital gain	$ 17,722
Net unrealized appreciation (depreciation)	$ (16,514)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 134,183	$ 142,768
Long-term Capital Gains	84,435	69,302
Total	$ 218,618	$ 212,070

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities.

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3. Significant Accounting Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy

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Risk Exposures and the Use of Derivative Instruments - continued

involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (978)	$ (1,411)
Purchased Options	1,857	-
Swaps	17,606	(15)
Totals (a)	$ 18,485	$ (1,426)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and isrepresentative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

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4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $23,503 and $310,839, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 865	$ 23
Class T	-%	.25%	682	5
Class B	.65%	.25%	156	115
Class C	.75%	.25%	886	149
			$ 2,589	$ 292

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(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	5
Class B*	42
Class C*	20
$ 94

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 591.17
Class T	414.15
Class B	43.25
Class C	153.17
Government Income	3,943.10
Institutional Class	481.16
	$ 5,625

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $187.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions - continued

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 3,252	$ 4,604
Class T	2,613	3,815
Class B	37	124
Class C	168	506
Government Income	49,780	66,943
Institutional Class	3,744	5,225
Total	$ 59,594	$ 81,217
From net realized gain
Class A	$ 11,175	$ 8,696
Class T	8,673	7,112
Class B	596	622
Class C	2,876	2,398
Government Income	125,918	103,541
Institutional Class	9,786	8,484
Total	$ 159,024	$ 130,853

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	8,104	13,943	$ 85,854	$ 151,136
Reinvestment of distributions	1,265	1,130	13,433	12,251
Shares redeemed	(15,428)	(12,130)	(162,383)	(131,272)
Net increase (decrease)	(6,059)	2,943	$ (63,096)	$ 32,115
Class T
Shares sold	7,402	12,173	$ 78,470	$ 131,899
Reinvestment of distributions	1,047	991	11,108	10,739
Shares redeemed	(14,316)	(11,186)	(151,179)	(121,048)
Net increase (decrease)	(5,867)	1,978	$ (61,601)	$ 21,590
Class B
Shares sold	94	232	$ 1,008	$ 2,518
Reinvestment of distributions	46	54	489	581
Shares redeemed	(744)	(815)	(7,820)	(8,810)
Net increase (decrease)	(604)	(529)	$ (6,323)	$ (5,711)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class C
Shares sold	1,670	3,034	$ 17,648	$ 32,891
Reinvestment of distributions	217	198	2,305	2,142
Shares redeemed	(3,719)	(2,929)	(39,071)	(31,631)
Net increase (decrease)	(1,832)	303	$ (19,118)	$ 3,402
Government Income
Shares sold	64,692	97,110	$ 682,510	$ 1,050,755
Reinvestment of distributions	16,002	15,159	169,563	164,066
Shares redeemed	(139,613)	(110,717)	(1,466,267)	(1,196,028)
Net increase (decrease)	(58,919)	1,552	$ (614,194)	$ 18,793
Institutional Class
Shares sold	10,037	14,768	$ 106,129	$ 159,980
Reinvestment of distributions	1,202	1,190	12,746	12,896
Shares redeemed	(12,650)	(17,084)	(133,805)	(185,063)
Net increase (decrease)	(1,411)	(1,126)	$ (14,930)	$ (12,187)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $32,028,831, or, if subsequently determined to be different, the net capital gain of such year.

A total of 31.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $38,113,707 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVTI-UANN-1013
1.834231.106

Fidelity® Intermediate
Government Income Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	-1.66%	3.51%	3.86%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Franco Castagliuolo and William Irving, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Intermediate Government Income Fund: For the year, the fund returned -1.66%, while the Barclays® U.S. Intermediate Government Bond Index returned -1.54%. We kept fund's risk profile similar to that of the benchmark by maintaining an interest rate sensitivity that was in line with the Barclays index. To do so, we occasionally used interest-rate swaps and Treasury futures. We also looked for ways to add incremental return through sector and security selection. Our sector selection was beneficial to the fund's performance versus the index. Specifically, our decisions to invest outside the benchmark in mortgage-backed securities (MBS) provided the fund with an advantage, because they outpaced comparable-duration Treasury securities, in which the fund had a significant underweighting. In terms of security selection, our choices among MBS were particularly helpful. Specifically, the fund's exposure to MBS with comparatively high yields that were somewhat insulated from prepayment risk proved advantageous throughout much of the period. Detracting from performance was our exposure to high-coupon mortgage securities issued by Ginnie Mae, which prepaid at a rate much faster than we expected.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.45%	$ 1,000.00	$ 980.40	$ 2.25
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.7
0.01 - 0.99%	34.3	32.8
1 - 1.99%	5.6	14.2
2 - 2.99%	13.5	9.4
3 - 3.99%	15.9	14.5
4 - 4.99%	12.1	11.4
5 - 5.99%	8.7	8.2
6 - 6.99%	4.1	4.7
7% and over	2.1	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	4.7	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	3.5	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Mortgage Securities 13.9%		Mortgage Securities 14.3%
	CMOs and Other Mortgage Related Securities 19.8%		CMOs and Other Mortgage Related Securities 21.5%
	U.S. Treasury Obligations 56.8%		U.S. Treasury Obligations 57.2%
	U.S. Government Agency Obligations † 6.8%		U.S. Government Agency Obligations † 6.6%
	Foreign Government & Government Agency Obligations 1.9%		Foreign Government & Government Agency Obligations 1.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) †† (1.4)%
* Futures and Swaps	6.9%	** Futures and Swaps	2.1%

† Includes NCUA Guaranteed Notes.
†† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.9%
Fannie Mae:
0.5% 7/2/15	$ 17,993	$ 18,012
0.5% 3/30/16	2,961	2,946
0.625% 8/26/16	1,615	1,602
Federal Home Loan Bank 1% 6/21/17	3,190	3,154
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	274	296
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		26,010
U.S. Treasury Obligations - 56.8%
U.S. Treasury Bonds:
3.625% 8/15/43 (c)	8,038	7,916
8.75% 5/15/17	14,750	18,837
U.S. Treasury Notes:
0.25% 7/15/15	2,394	2,388
0.25% 10/15/15	47,874	47,668
0.25% 4/15/16	1,354	1,340
0.25% 5/15/16	19,202	18,986
0.375% 1/15/16	69,776	69,499
0.5% 7/31/17	8,199	7,968
0.625% 8/15/16 (c)	32,410	32,268
0.625% 4/30/18	8,429	8,088
0.75% 6/30/17	16,678	16,397
0.875% 1/31/18	15,546	15,172
0.875% 7/31/19	24,596	23,120
1% 5/31/18	9,418	9,180
1.375% 7/31/18 (b)(c)	8,863	8,765
1.5% 8/31/18	16,420	16,317
1.75% 7/31/15	3,168	3,249
1.875% 10/31/17	1,923	1,966
2% 7/31/20 (c)(i)	1,342	1,322
2.125% 8/31/20 (c)	54,836	54,408
2.375% 7/31/17	12,000	12,525
2.375% 6/30/18	6,062	6,287
2.5% 6/30/17	1,800	1,889
2.5% 8/15/23 (c)	9,246	9,018
2.625% 2/29/16	12,000	12,606
3% 9/30/16	6,641	7,076
3% 2/28/17	26,424	28,206
3.125% 10/31/16	3,971	4,248
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17	$ 27,081	$ 29,013
3.5% 2/15/18	14,104	15,363
4.5% 5/15/17 (d)	1,369	1,536
4.625% 2/15/17	12,625	14,166
4.75% 8/15/17	12,139	13,793
TOTAL U.S. TREASURY OBLIGATIONS		520,580
Other Government Related - 3.9%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.535% 12/7/20 (NCUA Guaranteed) (e)	1,794	1,795
Series 2011-R1 Class 1A, 0.6448% 1/8/20 (NCUA Guaranteed) (e)	3,112	3,132
Series 2011-R4 Class 1A, 0.5649% 3/6/20 (NCUA Guaranteed) (e)	1,443	1,446
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,716
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,209
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,403
TOTAL OTHER GOVERNMENT RELATED		35,701
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $577,048)		582,291
U.S. Government Agency - Mortgage Securities - 17.3%

Fannie Mae - 5.8%
1.983% 2/1/33 (e)	23	24
2.023% 7/1/35 (e)	10	10
2.031% 12/1/34 (e)	23	24
2.035% 3/1/35 (e)	25	26
2.053% 10/1/33 (e)	14	15
2.175% 3/1/35 (e)	4	4
2.303% 6/1/36 (e)	20	21
2.315% 10/1/35 (e)	19	20
2.332% 3/1/35 (e)	15	16
2.35% 7/1/36 (e)	100	105
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.362% 2/1/36 (e)	$ 45	$ 48
2.378% 7/1/34 (e)	16	17
2.415% 11/1/33 (e)	85	89
2.528% 10/1/33 (e)	24	25
2.528% 1/1/35 (e)	138	146
2.574% 5/1/36 (e)	28	29
2.586% 3/1/33 (e)	66	70
2.593% 11/1/36 (e)	164	175
2.614% 6/1/47 (e)	82	87
2.639% 7/1/35 (e)	28	30
2.647% 2/1/37 (e)	248	263
2.769% 4/1/36 (e)	180	193
2.781% 9/1/36 (e)	64	68
3% 10/1/42 to 9/1/43	11,295	10,811
3% 9/1/43 (c)	2,100	2,008
3% 9/1/43 (c)	2,100	2,008
3% 9/1/43 (c)	1,400	1,338
3% 9/1/43 (c)	1,400	1,338
3% 9/1/43 (c)	5,900	5,640
3% 9/1/43 (c)	300	287
3% 9/1/43 (c)	2,800	2,677
3% 9/1/43 (c)	5,900	5,640
3.03% 8/1/35 (e)	371	398
3.18% 3/1/42 (e)	5,000	5,213
3.485% 3/1/40 (e)	1,006	1,059
5% 1/1/22 to 12/1/22	4,073	4,335
5.5% 10/1/20 to 11/1/34	4,916	5,300
6% 6/1/16 to 3/1/34	823	908
6.129% 3/1/37 (e)	20	21
6.5% 6/1/16 to 8/1/36	2,864	3,184
7% 4/1/14 to 9/1/14	1	1
10.25% 10/1/18	2	2
11% 1/1/16	4	4
11.25% 1/1/16	6	7
11.5% 10/1/14 to 6/15/19	3	3
12.5% 12/1/13 to 7/1/16	15	16
13% 10/1/14	7	7
		53,710
Freddie Mac - 2.4%
1.895% 3/1/35 (e)	69	71
2.074% 2/1/37 (e)	27	28
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.137% 5/1/37 (e)	$ 43	$ 45
2.151% 7/1/35 (e)	652	683
2.168% 6/1/33 (e)	143	150
2.175% 6/1/37 (e)	13	14
2.181% 8/1/37 (e)	39	41
2.229% 3/1/37 (e)	21	22
2.355% 4/1/34 (e)	604	638
2.375% 5/1/37 (e)	34	37
2.409% 10/1/35 (e)	126	133
2.443% 6/1/37 (e)	132	141
2.478% 10/1/36 (e)	178	188
2.498% 7/1/35 (e)	120	125
2.51% 5/1/37 (e)	486	518
2.51% 5/1/37 (e)	267	283
2.53% 11/1/35 (e)	121	128
2.546% 2/1/36 (e)	5	5
2.673% 7/1/35 (e)	150	159
2.699% 4/1/37 (e)	53	57
2.72% 4/1/37 (e)	4	4
2.831% 7/1/36 (e)	58	63
3.023% 3/1/33 (e)	3	3
3.087% 9/1/41 (e)	1,043	1,079
3.126% 10/1/35 (e)	27	29
3.5% 6/1/42 to 5/1/43	3,956	3,876
4% 3/1/42 to 4/1/42	4,919	5,075
5.5% 11/1/18 to 7/1/35	6,596	7,045
6% 1/1/24	677	748
6.5% 12/1/21	173	192
9% 7/1/16	1	1
9.5% 7/1/16 to 8/1/21	58	64
10% 4/1/15 to 3/1/21	90	99
10.5% 1/1/21	1	2
11% 9/1/20	3	3
11.25% 6/1/14	5	6
11.5% 11/1/15	5	5
12% 3/1/15 to 11/1/19	1	2
12.5% 3/1/14 to 6/1/19	29	30
13% 12/1/13 to 5/1/17	2	2
14% 4/1/16	0*	0*
		21,794
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 9.1%
4% 6/15/24 to 3/15/26	$ 2,897	$ 3,063
4.3% 8/20/61 (g)	1,083	1,165
4.5% 3/15/25 to 6/15/25	2,422	2,575
4.515% 3/20/62 (g)	4,121	4,476
4.53% 10/20/62 (g)	1,118	1,218
4.55% 5/20/62 (g)	8,530	9,279
4.556% 12/20/61 (g)	4,434	4,818
4.604% 3/20/62 (g)	2,494	2,717
4.616% 1/20/62 (g)	1,401	1,521
4.626% 3/20/62 (g)	1,771	1,930
4.649% 2/20/62 (g)	720	785
4.65% 3/20/62 (g)	1,626	1,774
4.682% 2/20/62 (g)	951	1,038
4.684% 1/20/62 (g)	5,633	6,145
4.764% 2/20/61 (g)	1,427	1,552
4.804% 3/20/61 (g)	3,004	3,275
4.834% 3/20/61 (g)	5,367	5,857
5.47% 8/20/59 (g)	669	718
5.5% 11/15/35	875	961
5.612% 4/20/58 (g)	1,591	1,669
6% 6/15/36 to 9/15/40	10,478	11,551
6.5% 8/20/38 to 9/20/38	13,204	14,809
8% 12/15/23	148	170
8.5% 6/15/16 to 2/15/17	2	2
10.5% 9/15/15 to 10/15/21	187	209
11% 5/20/16 to 1/20/21	20	23
13.5% 12/15/14	0*	0*
		83,300
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $159,825)		158,804
Collateralized Mortgage Obligations - 15.7%

U.S. Government Agency - 15.7%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.07% 4/25/24 (e)	1,020	1,029
Series 2001-38 Class QF, 1.1641% 8/25/31 (e)	182	186
Series 2002-60 Class FV, 1.1841% 4/25/32 (e)	43	44
Series 2002-74 Class FV, 0.6341% 11/25/32 (e)	1,921	1,935
Series 2002-75 Class FA, 1.1841% 11/25/32 (e)	88	90
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater: - continued
Series 2008-76 Class EF, 0.6841% 9/25/23 (e)	$ 565	$ 568
Series 2010-15 Class FJ, 1.1141% 6/25/36 (e)	3,043	3,121
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,388	1,485
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	21	23
Series 2002-16 Class PG, 6% 4/25/17	195	206
Series 2002-9 Class PC, 6% 3/25/17	14	15
Series 2003-28 Class KG, 5.5% 4/25/23	518	567
Series 2004-80 Class LD, 4% 1/25/19	220	223
Series 2005-19 Class PA, 5.5% 7/25/34	1,117	1,212
Series 2005-27 Class NE, 5.5% 5/25/34	1,170	1,246
Series 2005-52 Class PB, 6.5% 12/25/34	117	123
Series 2005-64 Class PX, 5.5% 6/25/35	1,073	1,178
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	53	55
Series 2002-57 Class BD, 5.5% 9/25/17	51	54
Series 2003-117 Class MD, 5% 12/25/23	490	530
Series 2004-72 Class CB, 4% 9/25/19	4,163	4,317
Series 2004-91 Class Z, 5% 12/25/34	2,259	2,463
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,884
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,895
Series 2009-59 Class HB, 5% 8/25/39	960	1,032
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,688
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,995	328
Series 2010-39 Class FG, 1.1041% 3/25/36 (e)	1,841	1,887
Series 2011-67 Class AI, 4% 7/25/26 (f)	570	66
Series 2013-40 Class PV, 2% 1/25/26	1,609	1,624
Freddie Mac:
floater:
Series 2526 Class FC, 0.5841% 11/15/32 (e)	341	343
Series 2630 Class FL, 0.6841% 6/15/18 (e)	17	17
Series 2711 Class FC, 1.0841% 2/15/33 (e)	1,117	1,138
floater planned amortization class Series 2770 Class FH, 0.5841% 3/15/34 (e)	883	889
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	1,107	1,147
Series 2356 Class GD, 6% 9/15/16	57	60
Series 2376 Class JE, 5.5% 11/15/16	50	52
Series 2381 Class OG, 5.5% 11/15/16	29	30
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class: - continued
Series 2425 Class JH, 6% 3/15/17	$ 68	$ 72
Series 2672 Class MG, 5% 9/15/23	1,630	1,789
Series 2695 Class DG, 4% 10/15/18	1,082	1,128
Series 2802 Class OB, 6% 5/15/34	1,355	1,501
Series 2810 Class PD, 6% 6/15/33	183	187
Series 3415 Class PC, 5% 12/15/37	464	496
Series 3763 Class QA, 4% 4/15/34	914	962
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,060	1,143
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	937	1,065
Series 2145 Class MZ, 6.5% 4/15/29	1,303	1,460
Series 2357 Class ZB, 6.5% 9/15/31	648	729
Series 2582 Class CG, 4% 11/15/17	320	321
Series 2877 Class ZD, 5% 10/15/34	2,921	3,161
Series 2998 Class LY, 5.5% 7/15/25	295	326
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,250
Series 3013 Class VJ, 5% 1/15/14	146	147
Series 3277 Class B, 4% 2/15/22	1,200	1,264
Series 3578 Class B, 4.5% 9/15/24	1,820	1,934
Series 3659 Class EJ 3% 6/15/18	1,030	1,052
Series 4176 Class BA, 3% 2/15/33	1,092	1,119
Series 2715 Class NG, 4.5% 12/15/18	776	821
Series 4181 Class LA, 3% 3/15/37	1,502	1,522
Series 4182 Class BA, 3% 6/15/37	6,096	6,235
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6841% 7/20/37 (e)	548	551
Series 2008-2 Class FD, 0.6641% 1/20/38 (e)	140	140
Series 2009-108 Class CF, 0.7919% 11/16/39 (e)	671	677
Series 2009-116 Class KF, 0.7219% 12/16/39 (e)	597	601
Series 2010-9 Class FA, 0.7119% 1/16/40 (e)	896	901
Series 2010-H17 Class FA, 0.5164% 7/20/60 (e)(g)	3,462	3,412
Series 2010-H18 Class AF, 0.4953% 9/20/60 (e)(g)	3,637	3,587
Series 2010-H19 Class FG, 0.4953% 8/20/60 (e)(g)	4,765	4,701
Series 2010-H27 Series FA, 0.5753% 12/20/60 (e)(g)	1,098	1,087
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2011-H05 Class FA, 0.6953% 12/20/60 (e)(g)	$ 2,294	$ 2,284
Series 2011-H07 Class FA, 0.6953% 2/20/61 (e)(g)	3,947	3,930
Series 2011-H12 Class FA, 0.6853% 2/20/61 (e)(g)	4,772	4,750
Series 2011-H13 Class FA, 0.6953% 4/20/61 (e)(g)	1,927	1,919
Series 2011-H14:
Class FB, 0.6953% 5/20/61 (e)(g)	2,147	2,137
Class FC, 0.6953% 5/20/61 (e)(g)	2,066	2,057
Series 2011-H17 Class FA, 0.7253% 6/20/61 (e)(g)	2,649	2,641
Series 2011-H21 Class FA, 0.7953% 10/20/61 (e)(g)	2,627	2,627
Series 2012-H01 Class FA, 0.8953% 11/20/61 (e)(g)	2,151	2,160
Series 2012-H03 Class FA, 0.8953% 1/20/62 (e)(g)	1,299	1,305
Series 2012-H06 Class FA, 0.8253% 1/20/62 (e)(g)	2,042	2,045
Series 2012-H07 Class FA, 0.8253% 3/20/62 (e)(g)	1,193	1,194
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	396	403
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	293	297
Series 2010-99 Class PT, 3.5% 8/20/33	372	377
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	1,086	214
Series 2011-68 Class EC, 3.5% 4/20/41	2,043	2,143
Series 1999-18 Class Z, 6.25% 5/16/29	2,163	2,431
Series 2010-H13 Class JA, 5.46% 10/20/59 (g)	9,474	10,170
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	4,393	4,855
Series 2010-H17 Class XP, 5.3018% 7/20/60 (e)(g)	6,031	6,664
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(g)	4,352	4,789
Series 2012-64 Class KB, 3.479% 5/20/41 (e)	726	807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,021)		143,290
Commercial Mortgage Securities - 4.1%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.54% 4/25/19 (e)	$ 3,315	$ 3,286
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	780	831
Series K014 Class A2, 3.871% 4/25/21	1,920	2,019
Series K015 Class A2, 3.23% 7/25/21	3,410	3,430
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,804
Series K009 Class A2, 3.808% 8/25/20	6,820	7,144
Series K017 Class A2, 2.873% 12/25/21	6,140	5,995
Series K031 Class A2, 3.3% 4/25/23	7,400	7,287
Series K501 Class A2, 1.655% 11/25/16	2,080	2,096
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $39,186)		37,892
Foreign Government and Government Agency Obligations - 1.9%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	3,897	4,574
5.5% 12/4/23	10,700	12,551
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,663)		17,125
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (a) (Cost $3,036)	$ 3,036	3,036
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $938,779)		942,438
NET OTHER ASSETS (LIABILITIES) (h) - (2.9)%		(26,134)
NET ASSETS - 100%		$ 916,304
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/43	$ (2,900)	$ (2,772)
3% 9/1/43	(3,900)	(3,728)
3% 9/1/43	(4,000)	(3,824)
3% 9/1/43	(13,300)	(12,716)
3% 9/1/43	(300)	(287)
3% 9/1/43	(2,800)	(2,677)
3% 9/1/43	(5,900)	(5,640)
TOTAL TBA SALE COMMITMENTS (Proceeds $31,879)		$ (31,644)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
268 CBOT 2 Year U.S. Treasury Note Contracts	Dec. 2013	$ 58,893	$ 22
88 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	10,532	1
40 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	5,276	2
TOTAL PURCHASED		$ 74,701	$ 25
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
83 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2013	$ 11,776	$ (221)
		$ 86,477	$ (196)
The face value of futures purchased as a percentage of net assets is 8.2%

The face value of futures sold as a percentage of net assets is 1.3%
* Amount represents less than $1,000.
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $269,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h) Included cash collateral of $1,000 from securities on loan.
(i) Security or a portion of the security sold on a delayed delivery basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,036,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 3,036
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 582,291	$ -	$ 582,291	$ -
U.S. Government Agency - Mortgage Securities	158,804	-	158,804	-
Collateralized Mortgage Obligations	143,290	-	143,290	-
Commercial Mortgage Securities	37,892	-	37,892	-
Foreign Government and Government Agency Obligations	17,125	-	17,125	-
Cash Equivalents	3,036	-	3,036	-
Total Investments in Securities:	$ 942,438	$ -	$ 942,438	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 25	$ 25	$ -	$ -
Liabilities
Futures Contracts	$ (221)	$ (221)	$ -	$ -
Total Derivative Instruments:	$ (196)	$ (196)	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (31,644)	$ -	$ (31,644)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 25	$ (221)
Total Value of Derivatives	$ 25	$ (221)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $2,967 and repurchase agreements of $3,036) - See accompanying schedule: Unaffiliated issuers (cost $938,779)		$ 942,438
Cash		605
Receivable for investments sold Regular delivery		76,452
Delayed delivery		14,144
Receivable for TBA sale commitments		31,879
Receivable for fund shares sold		372
Interest receivable		2,997
Total assets		1,068,887

Liabilities
Payable for investments purchased Regular delivery	$ 65,203
Delayed delivery	50,715
TBA sale commitments, at value	31,644
Payable for fund shares redeemed	1,497
Distributions payable	90
Accrued management fee	243
Payable for daily variation margin for derivative instruments	46
Other affiliated payables	108
Collateral on securities loaned, at value	3,037
Total liabilities		152,583

Net Assets		$ 916,304
Net Assets consist of:
Paid in capital		$ 914,938
Distributions in excess of net investment income		(238)
Accumulated undistributed net realized gain (loss) on investments		(2,094)
Net unrealized appreciation (depreciation) on investments		3,698
Net Assets, for 86,606 shares outstanding		$ 916,304
Net Asset Value, offering price and redemption price per share ($916,304 ÷ 86,606 shares)		$ 10.58

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 15,868

Expenses
Management fee	$ 3,285
Transfer agent fees	1,046
Fund wide operations fee	373
Independent trustees' compensation	4
Miscellaneous	3
Total expenses before reductions	4,711
Expense reductions	(4)	4,707
Net investment income (loss)		11,161
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,778)
Futures contracts	335
Swaps	2,845
Total net realized gain (loss)		402
Change in net unrealized appreciation (depreciation) on: Investment securities	(27,887)
Futures contracts	(436)
Swaps	(3)
Delayed delivery commitments	439
Total change in net unrealized appreciation (depreciation)		(27,887)
Net gain (loss)		(27,485)
Net increase (decrease) in net assets resulting from operations		$ (16,324)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,161	$ 13,526
Net realized gain (loss)	402	23,697
Change in net unrealized appreciation (depreciation)	(27,887)	(6,611)
Net increase (decrease) in net assets resulting from operations	(16,324)	30,612
Distributions to shareholders from net investment income	(11,164)	(13,631)
Distributions to shareholders from net realized gain	(21,882)	(20,299)
Total distributions	(33,046)	(33,930)
Share transactions Proceeds from sales of shares	95,288	143,185
Reinvestment of distributions	30,041	30,880
Cost of shares redeemed	(291,579)	(244,906)
Net increase (decrease) in net assets resulting from share transactions	(166,250)	(70,841)
Total increase (decrease) in net assets	(215,620)	(74,159)

Net Assets
Beginning of period	1,131,924	1,206,083
End of period (including distributions in excess of net investment income of $238 and undistributed net investment income of $325, respectively)	$ 916,304	$ 1,131,924
Other Information Shares
Sold	8,789	13,011
Issued in reinvestment of distributions	2,765	2,804
Redeemed	(26,986)	(22,273)
Net increase (decrease)	(15,432)	(6,458)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2013	2012	2011 C	2011 E	2010 E	2009 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 11.12	$ 10.97	$ 11.10	$ 10.80	$ 10.36
Income from Investment Operations
Net investment income (loss) B	.116	.128	.013	.171	.214	.278
Net realized and unrealized gain (loss)	(.294)	.159	.151	.155	.423	.439
Total from investment operations	(.178)	.287	.164	.326	.637	.717
Distributions from net investment income	(.116)	(.129)	(.014)	(.172)	(.212)	(.277)
Distributions from net realized gain	(.216)	(.188)	-	(.284)	(.125)	-
Total distributions	(.332)	(.317)	(.014)	(.456)	(.337)	(.277)
Net asset value, end of period	$ 10.58	$ 11.09	$ 11.12	$ 10.97	$ 11.10	$ 10.80
Total Return A	(1.66)%	2.63%	1.49%	3.04%	6.02%	6.98%
Ratios to Average Net Assets D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.07%	1.16%	1.37%	1.57%	1.98%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 916	$ 1,132	$ 1,206	$ 1,191	$ 1,417	$ 1,563
Portfolio turnover rate	179%	198%	258%	339%	227%	305%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2011.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,387
Gross unrealized depreciation	(8,194)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,193

Tax Cost	$ 939,245

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 35
Undistributed long-term capital gain	$ 4,182
Net unrealized appreciation (depreciation)	$ 3,428

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 17,849	$ 25,157
Long-term Capital Gains	15,197	8,773
Total	$ 33,046	$ 33,930

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 335	$ (436)
Purchased Options	390	-
Swaps	2,845	(3)
Totals (a)	$ 3,570	$ (439)

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

3. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to the fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Annual Report

3. Derivative Instruments - continued

Swaps - continued

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $4,389, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $18.

Annual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice Presidentof FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Intermediate Government Income Fund voted to pay on October 07, 2013, to shareholders of record at the opening of business on October 04, 2013, a distribution of $0.05 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $5,520,481, or, if subsequently determined to be different, the net capital gain of such year.

A total of 49.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,956,182 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SLM-UANN-1013
1.844592.106

Fidelity®

Total Bond

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Bond Fund	-1.70%	6.31%	5.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity® Total Bond Fund: For the year, the fund's Retail Class shares returned -1.70%, while the Barclays® U.S. Aggregate Bond Index returned -2.47%. Both sector and security selection added meaningful value across the portfolio. Although fixed-income securities came under intense pressure beginning in May, conditions leading up to that point were largely supportive of riskier assets, thanks to strong demand from income-oriented investors in an ultra-low-yield environment. As a result, our continued emphasis on sectors of the market that trade with a risk premium, or "yield spread," over U.S. Treasuries paid off this period throughout the portfolio. Specifically, we saw solid results from our core investment-grade holdings and also benefited from modest out-of-index allocations to the more credit-sensitive "plus" sectors, which mostly outpaced investment-grade bonds for the year. The biggest contribution came from our holdings in high-yield bonds and leveraged loans - debt obligations of companies with below-investment-grade ratings - and high-yield commercial mortgage-backed securities, all of which produced solid single-digit gains amid strong investor demand and improving business fundamentals.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.76%
Actual		$ 1,000.00	$ 971.30	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.76%
Actual		$ 1,000.00	$ 971.20	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.46%
Actual		$ 1,000.00	$ 967.80	$ 7.24
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.43
Class C	1.51%
Actual		$ 1,000.00	$ 967.60	$ 7.49
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Total Bond	.45%
Actual		$ 1,000.00	$ 971.90	$ 2.24
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 972.40	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 49.9%	U.S. Government and U.S. Government Agency Obligations 55.9%
AAA 2.9%	AAA 2.9%
AA 3.1%	AA 2.5%
A 10.2%	A 7.7%
BBB 19.0%	BBB 17.4%
BB and Below 11.4%	BB and Below 9.1%
Not Rated 1.1%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.7	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.3	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 32.1%		Corporate Bonds 27.2%
	U.S. Government and U.S. Government Agency Obligations 49.9%		U.S. Government and U.S. Government Agency Obligations 55.9%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 0.7%
	CMOs and Other Mortgage Related Securities 6.9%		CMOs and Other Mortgage Related Securities 6.1%
	Municipal Bonds 2.1%		Municipal Bonds 1.7%
	Stocks 0.1%		Stocks 0.1%
	Other Investments 5.5%		Other Investments 5.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	7.7%	** Foreign investments	5.7%
* Futures and Swaps	(0.4%)	** Futures and Swaps	(0.4%)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.0%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21		$ 3,295,000	$ 3,352,663
Dana Holding Corp.:
5.375% 9/15/21		645,000	633,713
6% 9/15/23		645,000	628,875
6.5% 2/15/19		2,080,000	2,210,000
Delphi Corp. 5% 2/15/23		11,710,000	11,900,288
JB Poindexter & Co., Inc. 9% 4/1/22 (h)		1,900,000	1,995,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		600,000	579,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(k)		2,250,000	2,340,000
Tenneco, Inc. 6.875% 12/15/20		1,505,000	1,614,113
			25,253,652
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,870,000	4,203,788
8.25% 6/15/21		1,695,000	1,860,263
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,492,901
			13,556,952
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)		1,206,000	1,189,258
4.25% 6/15/23 (h)		8,466,000	8,300,667
5.75% 6/15/43 (h)		6,102,000	6,261,958
			15,751,883
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		5,045,000	5,398,150
FelCor Lodging LP:
5.625% 3/1/23		135,000	125,550
6.75% 6/1/19		475,000	497,563
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,819,755
MCE Finance Ltd. 5% 2/15/21 (h)		5,470,000	5,018,725
MGM Mirage, Inc.:
7.625% 1/15/17		2,355,000	2,614,050
8.625% 2/1/19		1,960,000	2,200,100
11.375% 3/1/18		1,845,000	2,306,250
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)		635,000	642,938
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd. 5% 2/15/18 (h)		$ 3,950,000	$ 3,900,625
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,363,000
Playa Resorts Holding BV 8% 8/15/20 (h)		1,170,000	1,193,400
PNK Finance Corp. 6.375% 8/1/21 (h)		1,550,000	1,546,125
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	4,708,081
7.25% 3/15/18		465,000	527,775
7.5% 10/15/27		1,885,000	2,007,525
yankee 7.25% 6/15/16		2,445,000	2,738,400
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)		3,705,000	3,575,325
Times Square Hotel Trust 8.528% 8/1/26 (h)		815,500	1,033,595
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		1,535,000	1,515,813
			46,732,745
Household Durables - 0.4%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,634,450
4.375% 9/15/22		865,000	769,850
Lennar Corp.:
4.125% 12/1/18 (h)		1,685,000	1,600,750
5% 11/15/22 (h)		1,875,000	1,720,313
6.95% 6/1/18		4,640,000	5,034,400
12.25% 6/1/17		1,135,000	1,458,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,133,513
7.875% 8/15/19		1,760,000	1,936,000
8.5% 5/15/18 (f)		7,125,000	7,374,375
9.875% 8/15/19		2,460,000	2,613,750
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	8,604,950
8.375% 1/15/21		1,880,000	2,105,600
10.75% 9/15/16		2,370,000	2,814,375
Toll Brothers Finance Corp. 4.375% 4/15/23		3,000,000	2,745,000
			44,545,801
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (h)		1,800,000	1,809,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (h)		$ 1,055,000	$ 1,007,525
Media - 2.1%
AMC Networks, Inc. 4.75% 12/15/22		1,960,000	1,837,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	626,150
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,691,813
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		6,485,000	6,566,063
7% 1/15/19		8,610,000	9,105,075
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		1,585,000	1,581,038
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		2,020,000	1,858,400
Cinemark U.S.A., Inc. 4.875% 6/1/23		775,000	713,000
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,265,438
6.5% 11/15/22		1,525,000	1,525,000
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,241,600
Comcast Corp.:
4.65% 7/15/42		16,692,000	15,881,520
4.95% 6/15/16		2,344,000	2,580,322
5.15% 3/1/20		435,000	490,363
6.4% 3/1/40		432,000	513,240
6.45% 3/15/37		2,196,000	2,606,891
COX Communications, Inc. 3.25% 12/15/22 (h)		4,795,000	4,217,653
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,580,680
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,660,358
3.7% 6/1/15		7,129,000	7,463,977
4.875% 4/1/43		4,194,000	3,848,368
6.35% 6/1/40		6,392,000	7,025,287
DISH DBS Corp. 4.25% 4/1/18		1,950,000	1,920,750
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		1,100,000	1,193,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		3,205,000	3,381,275
MDC Partners, Inc. 6.75% 4/1/20 (h)		565,000	572,063
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15		$ 3,514,000	$ 3,680,585
5.15% 4/30/20		11,614,000	13,073,241
6.4% 4/30/40		18,278,000	21,754,073
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	4,895,678
News America, Inc.:
6.15% 3/1/37		4,759,000	5,139,025
6.15% 2/15/41		11,572,000	12,686,256
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		1,345,000	1,277,750
Quebecor Media, Inc.:
5.75% 1/15/23		2,505,000	2,335,913
7.75% 3/15/16		1,345,000	1,362,377
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		280,000	277,200
Regal Entertainment Group 5.75% 6/15/23		1,385,000	1,294,975
Sirius XM Radio, Inc. 5.75% 8/1/21 (h)		2,060,000	2,018,800
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,513,700
Time Warner Cable, Inc.:
4% 9/1/21		16,335,000	15,322,769
4.5% 9/15/42		25,085,000	19,408,089
5.5% 9/1/41		5,332,000	4,534,973
5.85% 5/1/17		3,419,000	3,718,279
5.875% 11/15/40		2,704,000	2,420,605
6.75% 7/1/18		13,763,000	15,319,210
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,241,818
5.875% 11/15/16		368,000	416,111
6.2% 3/15/40		11,792,000	12,818,175
6.5% 11/15/36		9,243,000	10,291,554
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,540,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)		785,000	739,863
7.5% 3/15/19 (h)		660,000	712,800
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		995,000	1,074,600
Viacom, Inc.:
2.5% 9/1/18		1,478,000	1,460,350
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
4.375% 3/15/43		$ 2,063,000	$ 1,685,201
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		2,140,000	2,214,900
			261,176,819
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (h)		4,955,000	4,793,963
Specialty Retail - 0.1%
Best Buy Co., Inc. 5% 8/1/18		1,955,000	1,970,032
Claire's Stores, Inc.:
7.75% 6/1/20 (h)		1,393,000	1,386,035
9% 3/15/19 (h)		1,825,000	2,032,594
			5,388,661
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,700,000
The William Carter Co. 5.25% 8/15/21 (h)		2,085,000	2,095,425
			4,795,425
TOTAL CONSUMER DISCRETIONARY			424,812,426
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Beam, Inc.:
1.75% 6/15/18		6,578,000	6,398,315
1.875% 5/15/17		2,703,000	2,695,053
3.25% 6/15/23		4,302,000	4,083,557
FBG Finance Ltd. 5.125% 6/15/15 (h)		3,662,000	3,928,279
Fortune Brands, Inc. 5.375% 1/15/16		321,000	349,545
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,099,429
2.75% 4/1/23 (h)		7,651,000	6,891,677
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,232,366
			41,678,221
Food & Staples Retailing - 0.2%
DS Waters of America, Inc. 10% 9/1/21 (h)		890,000	898,900
ESAL GmbH 6.25% 2/5/23 (h)		4,345,000	3,888,775
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		4,330,000	4,091,850
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.:
6.75% 6/15/21 (h)		$ 6,575,000	$ 6,657,188
9.25% 3/15/20		11,390,000	12,884,938
			28,421,651
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,523,474
3.2% 1/25/23		5,362,000	4,997,491
4.65% 1/25/43		4,517,000	4,120,575
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		1,580,000	1,580,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (h)		1,510,000	1,574,175
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		360,000	312,768
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,861,389
6.125% 2/1/18		10,623,000	12,206,496
6.5% 8/11/17		10,238,000	11,847,045
6.75% 2/19/14		540,000	554,861
Post Holdings, Inc. 7.375% 2/15/22		1,445,000	1,524,475
			55,102,749
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		785,000	730,050
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	8,619,960
4.25% 8/9/42		9,573,000	7,840,153
4.75% 5/5/21		7,000,000	7,400,932
9.7% 11/10/18		7,983,000	10,446,953
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	6,725,208
4.75% 11/1/42		11,385,000	9,901,523
6.75% 6/15/17		3,719,000	4,279,766
7.25% 6/15/37		5,056,000	5,795,384
			61,009,879
TOTAL CONSUMER STAPLES			186,942,550
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - 4.8%
Energy Equipment & Services - 0.7%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		$ 1,260,000	$ 1,266,300
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	11,462,604
5.35% 3/15/20 (h)		8,816,000	9,364,470
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,461,276
5% 10/1/21		7,366,000	7,766,394
6.5% 4/1/20		738,000	844,668
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)		2,427,000	2,548,350
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,694,100
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (h)		2,045,000	1,983,650
FMC Technologies, Inc.:
2% 10/1/17		1,803,000	1,767,768
3.45% 10/1/22		3,267,000	3,100,628
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,597,950
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (h)		1,165,000	1,112,575
5.875% 4/1/20		585,000	592,313
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	856,625
7.5% 11/1/19		3,720,000	3,868,800
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,354,900
Pacific Drilling SA 5.375% 6/1/20 (h)		2,960,000	2,856,400
Petroleum Geo-Services ASA 7.375% 12/15/18 (h)		2,245,000	2,458,275
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		670,000	829,393
Precision Drilling Corp.:
6.5% 12/15/21		170,000	177,650
6.625% 11/15/20		1,890,000	1,989,225
SESI LLC 7.125% 12/15/21		2,140,000	2,316,550
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,276,900
Weatherford International Ltd. 4.95% 10/15/13		2,173,000	2,182,240
			87,730,004
Oil, Gas & Consumable Fuels - 4.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		2,510,000	2,334,300
Afren PLC 11.5% 2/1/16 (h)		720,000	822,600
Alpha Natural Resources, Inc.:
6% 6/1/19		1,330,000	1,137,150
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc.: - continued
6.25% 6/1/21		$ 130,000	$ 108,875
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	543,662
6.375% 9/15/17		19,790,000	22,877,161
Antero Resources Finance Corp.:
6% 12/1/20		2,950,000	2,942,625
7.25% 8/1/19		1,080,000	1,134,000
9.375% 12/1/17		2,915,000	3,089,900
Apache Corp. 4.75% 4/15/43		9,180,000	8,815,756
Approach Resources, Inc. 7% 6/15/21		2,140,000	2,166,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75% 11/15/21 (h)		465,000	413,850
Chesapeake Energy Corp.:
5.375% 6/15/21		1,220,000	1,210,850
6.125% 2/15/21		6,045,000	6,286,800
6.875% 11/15/20		1,195,000	1,293,588
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	2,913,990
6.125% 7/15/22		1,240,000	1,274,100
Chevron Corp.:
2.427% 6/24/20		5,909,000	5,755,868
3.191% 6/24/23		14,905,000	14,430,604
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,522,010
5.75% 2/1/19		2,930,000	3,391,340
CONSOL Energy, Inc.:
8% 4/1/17		505,000	532,775
8.25% 4/1/20		1,650,000	1,749,000
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	835,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,818,932
3.875% 3/15/23		3,639,000	3,319,121
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,494,938
DTEK Finance BV 9.5% 4/28/15 (h)		117,000	120,253
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,638,381
6.45% 11/3/36 (h)		13,741,000	14,440,554
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17		$ 1,166,000	$ 1,310,154
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,395,495
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,718,121
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		2,040,000	2,004,300
Energy Partners Ltd. 8.25% 2/15/18		475,000	499,938
Enterprise Products Operating LP 5.6% 10/15/14		483,000	507,882
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		1,245,000	1,332,150
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,386,563
9.375% 5/1/20		5,020,000	5,522,000
Forest Oil Corp.:
7.25% 6/15/19		1,110,000	1,101,675
7.5% 9/15/20		2,050,000	1,968,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		750,000	761,250
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,815,000	1,855,838
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	250,796
Indo Energy Finance II BV 6.375% 1/24/23 (h)		610,000	472,750
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	892,500
7% 5/5/20 (h)		1,385,000	1,521,838
9.125% 7/2/18 (h)		1,455,000	1,735,088
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		765,000	678,938
5.75% 4/30/43 (h)		1,565,000	1,275,475
Kodiak Oil & Gas Corp. 5.5% 2/1/22 (h)		1,780,000	1,717,700
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,893,330
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)		10,834,000	11,168,760
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		4,187,000	4,756,055
6.85% 1/15/40 (h)		5,937,000	7,247,035
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,896,225
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,073,750
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,195,380
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (h)		3,345,000	3,311,550
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		1,551,000	1,609,163
Pan American Energy LLC 7.875% 5/7/21 (h)		1,490,000	1,467,650
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	896,100
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada 6.05% 5/15/18		$ 3,850,000	$ 4,457,680
Petrobras Global Finance BV:
2.4081% 1/15/19 (k)		1,060,000	1,030,850
4.375% 5/20/23		20,096,000	17,642,278
5.625% 5/20/43		11,835,000	9,494,652
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,454,454
5.375% 1/27/21		25,339,000	24,743,103
5.75% 1/20/20		6,930,000	7,014,504
6.875% 1/20/40		655,000	622,971
7.875% 3/15/19		10,517,000	11,838,598
8.375% 12/10/18		775,000	909,540
Petroleos de Venezuela SA:
4.9% 10/28/14		3,220,000	3,034,850
8% 11/17/13		2,000,000	2,012,000
8.5% 11/2/17 (h)		7,305,000	6,527,018
9.75% 5/17/35 (h)		1,090,000	818,590
12.75% 2/17/22 (h)		2,605,000	2,526,850
Petroleos Mexicanos:
3.5% 7/18/18		13,042,000	13,152,857
3.5% 1/30/23		10,045,000	8,990,275
4.875% 1/24/22		12,142,000	12,263,420
4.875% 1/18/24		570,000	561,450
5.5% 1/21/21		12,069,000	12,793,140
5.5% 6/27/44		22,049,000	19,127,508
6% 3/5/20		1,008,000	1,106,280
6.5% 6/2/41		20,250,000	20,148,750
6.625% (h)(i)		3,345,000	3,351,356
8% 5/3/19		290,000	348,725
Phillips 66:
4.3% 4/1/22		12,618,000	12,727,247
5.875% 5/1/42		10,804,000	11,468,187
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,152,012
3.95% 9/15/15		5,869,000	6,218,376
6.125% 1/15/17		6,185,000	7,021,967
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,645,000	1,702,575
PT Pertamina Persero:
4.3% 5/20/23 (h)		400,000	325,000
4.875% 5/3/22 (h)		845,000	735,150
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
5.25% 5/23/21 (h)		$ 815,000	$ 733,500
5.625% 5/20/43 (h)		400,000	292,000
6% 5/3/42 (h)		845,000	654,875
6.5% 5/27/41 (h)		1,000,000	830,000
Samson Investment Co. 10.25% 2/15/20 (h)		5,070,000	5,298,150
SemGroup Corp. 7.5% 6/15/21 (h)		5,430,000	5,525,025
Southeast Supply Header LLC 4.85% 8/15/14 (h)		367,000	379,769
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	335,352
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,812,326
4.6% 6/15/21		2,694,000	2,752,436
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (h)		1,155,000	1,022,175
5.25% 5/1/23 (h)		1,180,000	1,144,600
6.375% 8/1/22		420,000	434,700
6.875% 2/1/21		685,000	726,100
7.875% 10/15/18		2,850,000	3,085,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21 (h)		505,000	503,738
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		4,317,000	4,418,450
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,926,888
Western Refining, Inc. 6.25% 4/1/21		1,065,000	1,043,700
Williams Partners LP 4.125% 11/15/20		2,399,000	2,407,277
Zhaikmunai International BV 7.125% 11/13/19 (h)		1,145,000	1,179,350
			507,665,931
TOTAL ENERGY			595,395,935
FINANCIALS - 12.6%
Capital Markets - 1.4%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,279,805
Goldman Sachs Group, Inc.:
2.9% 7/19/18		17,494,000	17,448,253
5.25% 7/27/21		17,105,000	18,243,115
5.625% 1/15/17		3,200,000	3,481,763
5.75% 1/24/22		9,087,000	9,960,161
5.95% 1/18/18		4,975,000	5,559,179
6.75% 10/1/37		9,643,000	9,912,155
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17		$ 4,817,000	$ 5,432,603
7.125% 5/15/15		1,717,000	1,863,184
Merrill Lynch & Co., Inc. 6.11% 1/29/37		9,683,000	9,817,613
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,134,679
3.75% 2/25/23		7,620,000	7,223,501
4.875% 11/1/22		14,724,000	14,505,893
5.625% 9/23/19		12,714,000	13,973,487
5.75% 1/25/21		13,447,000	14,822,843
6.625% 4/1/18		16,118,000	18,450,081
			168,108,315
Commercial Banks - 2.3%
Access Finance BV 7.25% 7/25/17 (h)		570,000	561,450
Bank of America NA 5.3% 3/15/17		3,467,000	3,778,416
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,225,150
CBOM Finance PLC 8.25% 8/5/14		600,000	620,400
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,726,313
5% 8/15/22		1,510,000	1,426,950
5% 8/1/23		2,155,000	2,018,173
5.25% 3/15/18		1,485,000	1,533,263
5.375% 5/15/20		1,425,000	1,432,125
5.5% 2/15/19 (h)		3,725,000	3,818,125
Credit Suisse 6% 2/15/18		18,058,000	20,210,243
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		820,000	716,516
Development Bank of Philippines 8.375% (i)(k)		1,655,000	1,766,713
Discover Bank:
7% 4/15/20		2,030,000	2,378,236
8.7% 11/18/19		2,958,000	3,731,893
FBN Finance Co. BV 8.25% 8/7/20 (h)(k)		580,000	575,650
Fifth Third Bancorp:
4.5% 6/1/18		798,000	853,115
8.25% 3/1/38		4,667,000	6,014,167
Fifth Third Capital Trust IV 6.5% 4/15/37 (k)		6,912,000	6,860,160
Finansbank A/S:
5.15% 11/1/17 (h)		1,895,000	1,800,250
5.5% 5/11/16 (Reg. S)		700,000	682,500
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		1,400,000	1,473,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (h)		$ 6,067,000	$ 6,624,691
HSBK (Europe) BV 7.25% 5/3/17 (h)		835,000	877,794
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,341,338
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,833,207
JSC Kazkommertsbank BV 8% 11/3/15 (h)		640,000	640,000
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	409,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		750,000	750,000
KeyBank NA:
5.45% 3/3/16		3,939,000	4,311,909
5.8% 7/1/14		9,490,000	9,881,377
6.95% 2/1/28		1,977,000	2,307,361
Magyar Export-Import Bank 5.5% 2/12/18 (h)		600,000	597,000
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,815,189
5% 1/17/17		14,669,000	15,873,315
Regions Bank:
6.45% 6/26/37		24,203,000	25,126,683
7.5% 5/15/18		18,297,000	21,369,652
Regions Financial Corp.:
2% 5/15/18		13,127,000	12,540,525
5.75% 6/15/15		2,005,000	2,150,288
7.75% 11/10/14		6,404,000	6,891,152
Royal Bank of Scotland Group PLC:
6.1% 6/10/23		16,183,000	15,539,758
6.125% 12/15/22		24,107,000	23,160,198
RSHB Capital SA 6% 6/3/21 (h)(k)		355,000	351,912
Synovus Financial Corp.:
5.125% 6/15/17		365,000	370,475
7.875% 2/15/19		745,000	849,300
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		735,000	626,588
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,225,000	2,441,938
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		480,000	480,624
6.8% 11/22/25 (h)		605,000	623,150
6.902% 7/9/20 (h)		715,000	775,775
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6% 11/15/17		$ 2,243,000	$ 2,563,518
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,732,080
5.75% 6/15/17		2,933,000	3,337,197
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	33,927,886
3.676% 6/15/16		4,301,000	4,567,400
			290,892,088
Consumer Finance - 1.2%
American Express Credit Corp. 1.3% 7/29/16		11,619,000	11,636,986
Discover Financial Services:
3.85% 11/21/22		10,130,000	9,536,271
5.2% 4/27/22		12,545,000	12,960,039
6.45% 6/12/17		10,366,000	11,699,109
Ford Motor Credit Co. LLC 1.7% 5/9/16		19,473,000	19,218,274
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,236,015
2.25% 11/9/15		314,000	321,420
4.625% 1/7/21		5,706,000	6,027,818
5.625% 9/15/17		5,858,000	6,620,600
5.625% 5/1/18		25,000,000	28,486,100
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	10,775,286
Hyundai Capital America:
1.625% 10/2/15 (h)		4,565,000	4,562,430
1.875% 8/9/16 (h)		2,974,000	2,969,738
2.125% 10/2/17 (h)		5,048,000	4,923,764
2.875% 8/9/18 (h)		5,276,000	5,241,722
SLM Corp.:
8% 3/25/20		950,000	1,033,125
8.45% 6/15/18		940,000	1,071,600
			147,320,297
Diversified Financial Services - 2.5%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,283,188
Bank of America Corp.:
3.3% 1/11/23		31,429,000	28,986,904
3.875% 3/22/17		3,134,000	3,300,359
4.1% 7/24/23		11,481,000	11,271,426
5.65% 5/1/18		8,780,000	9,768,409
5.75% 12/1/17		21,955,000	24,537,303
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
6.5% 8/1/16		$ 9,000,000	$ 10,144,179
Barclays Bank PLC 7.625% 11/21/22		1,460,000	1,434,450
Barry Callebaut Services NV 5.5% 6/15/23 (h)		890,000	895,153
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,775,000	1,712,875
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	9,421,667
CIT Group, Inc. 6.625% 4/1/18 (h)		1,215,000	1,312,200
Citigroup, Inc.:
3.375% 3/1/23		5,193,000	4,884,473
3.953% 6/15/16		11,847,000	12,556,007
4.05% 7/30/22		5,303,000	5,092,296
4.75% 5/19/15		25,881,000	27,409,946
6.125% 5/15/18		3,779,000	4,330,186
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)		420,000	403,200
4.25% 5/15/23 (h)		370,000	333,000
4.75% 8/15/17 (h)		1,775,000	1,830,469
6.75% 6/1/18		1,500,000	1,670,625
GTB Finance BV 7.5% 5/19/16 (h)		845,000	880,913
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (h)		3,460,000	3,442,700
7.75% 1/15/16		1,220,000	1,264,225
8% 1/15/18		4,065,000	4,278,413
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(k)		1,250,000	1,143,750
Indo Energy Finance BV 7% 5/7/18 (h)		1,500,000	1,365,000
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,031,613
2% 8/15/17		11,000,000	10,922,373
3.25% 9/23/22		18,423,000	17,210,932
4.35% 8/15/21		13,339,000	13,829,969
4.5% 1/24/22		22,046,000	22,826,472
4.95% 3/25/20		17,148,000	18,636,481
Magnesita Finance Ltd. 8.625% (h)(i)		650,000	617,500
Myriad International Holding BV 6% 7/18/20 (h)		580,000	588,700
NSG Holdings II, LLC 7.75% 12/15/25 (h)		8,295,000	8,585,325
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	12,857,004
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,713,371
5.15% 3/15/20		3,761,000	4,079,557
TMK Capital SA 7.75% 1/27/18		1,650,000	1,716,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		$ 3,190,000	$ 3,361,463
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		850,000	852,125
UPCB Finance III Ltd. 6.625% 7/1/20 (h)		5,150,000	5,381,750
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(k)		3,515,795	3,539,868
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		1,335,000	1,408,425
			316,112,244
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,157,733
American International Group, Inc.:
4.875% 9/15/16		7,990,000	8,711,944
4.875% 6/1/22		3,590,000	3,822,697
5.6% 10/18/16		10,702,000	11,886,851
Aon Corp.:
3.125% 5/27/16		11,274,000	11,756,967
3.5% 9/30/15		4,451,000	4,663,540
5% 9/30/20		3,854,000	4,193,449
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	589,702
CNO Financial Group, Inc. 6.375% 10/1/20 (h)		440,000	459,800
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(k)		1,859,000	1,905,475
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,068,515
5.375% 3/15/17		194,000	212,737
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)		12,644,000	13,281,409
6.5% 3/15/35 (h)		1,741,000	1,903,730
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,589,420
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)		7,139,000	7,410,710
MetLife, Inc.:
3.048% 12/15/22		12,433,000	11,762,613
4.75% 2/8/21		4,032,000	4,378,603
5% 6/15/15		1,163,000	1,247,152
6.75% 6/1/16		7,610,000	8,709,919
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,397,691
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)		6,155,000	7,053,205
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	9,741,505
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (h)		$ 15,436,000	$ 14,304,248
6% 2/10/20 (h)		12,654,000	14,130,481
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,617,655
4.5% 11/16/21		6,390,000	6,735,175
5.8% 11/16/41		8,381,000	9,083,093
6.2% 11/15/40		4,318,000	4,923,030
7.375% 6/15/19		3,230,000	3,953,646
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,827,606
Unum Group:
5.625% 9/15/20		8,386,000	9,118,089
5.75% 8/15/42		16,937,000	17,327,449
7.125% 9/30/16		587,000	669,610
			240,595,449
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,016,853
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,268,009
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,135,914
BRE Properties, Inc. 5.5% 3/15/17		1,751,000	1,917,531
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,336,188
5.375% 12/15/13		4,073,000	4,123,521
DDR Corp. 4.625% 7/15/22		8,808,000	8,818,068
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,072,357
7.5% 4/1/17		5,574,000	6,467,245
7.875% 9/1/20		323,000	391,450
9.625% 3/15/16		3,691,000	4,373,735
Duke Realty LP:
3.625% 4/15/23		6,287,000	5,742,125
3.875% 10/15/22		11,543,000	10,795,729
4.375% 6/15/22		7,323,000	7,132,917
5.4% 8/15/14		6,199,000	6,440,470
5.95% 2/15/17		1,109,000	1,228,405
6.5% 1/15/18		3,795,000	4,327,750
6.75% 3/15/20		10,379,000	11,826,466
8.25% 8/15/19		75,000	92,125
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22		$ 18,100,000	$ 16,854,992
5.375% 10/15/15		1,403,000	1,514,381
6% 9/15/17		1,212,000	1,341,326
6.25% 1/15/17		1,027,000	1,134,383
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,835,439
6.2% 1/15/17		620,000	697,596
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,044,683
4.7% 9/15/17		1,538,000	1,662,114
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	672,660
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,495,525
6.25% 6/15/17		1,232,000	1,302,399
6.65% 1/15/18		867,000	928,919
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,852,400
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	289,275
6.75% 10/15/22		490,000	520,625
7.5% 2/15/20		545,000	592,688
Senior Housing Properties Trust 6.75% 4/15/20		250,000	273,201
UDR, Inc. 5.5% 4/1/14		5,222,000	5,352,017
Washington REIT 5.25% 1/15/14		322,000	326,457
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,486,594
			159,684,532
Real Estate Management & Development - 2.0%
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,493,471
4.25% 7/15/22		5,809,000	5,589,060
6.125% 4/15/20		3,429,000	3,790,094
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	11,950,080
4.95% 4/15/18		8,951,000	9,507,725
5.7% 5/1/17		7,049,000	7,713,848
7.5% 5/15/15		1,584,000	1,741,307
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,248,438
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,223,070
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP:
4.5% 7/15/15		$ 4,981,000	$ 5,227,151
5.25% 3/15/21		5,708,000	5,876,437
ERP Operating LP:
4.625% 12/15/21		17,159,000	17,914,837
4.75% 7/15/20		7,700,000	8,229,822
5.25% 9/15/14		1,310,000	1,369,023
5.375% 8/1/16		2,768,000	3,067,179
5.75% 6/15/17		14,407,000	16,135,782
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	149,217
5.875% 6/15/19		150,000	162,972
6% 11/1/20		105,000	114,204
Liberty Property LP:
3.375% 6/15/23		6,574,000	5,979,987
4.125% 6/15/22		6,280,000	6,145,778
4.75% 10/1/20		11,282,000	11,763,595
5.125% 3/2/15		1,405,000	1,479,042
5.5% 12/15/16		1,891,000	2,082,481
6.625% 10/1/17		4,835,000	5,510,459
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	8,992,702
3.15% 5/15/23		14,735,000	12,816,680
4.5% 4/18/22		4,072,000	3,986,969
7.75% 8/15/19		700,000	837,325
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,357,240
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		2,806,000	2,960,585
5.5% 1/15/14 (h)		867,000	883,052
5.7% 4/15/17 (h)		2,115,000	2,300,849
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,958,327
Regency Centers LP:
4.95% 4/15/14		611,000	625,091
5.25% 8/1/15		6,456,000	6,910,573
5.875% 6/15/17		2,874,000	3,176,888
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,467,532
2.8% 1/30/17		2,603,000	2,669,744
4.125% 12/1/21		7,287,000	7,535,938
4.2% 2/1/15		3,659,000	3,802,352
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20		$ 14,318,000	$ 16,529,601
6.15% 11/15/15		1,777,000	1,970,684
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	7,796,489
4% 4/30/19		3,747,000	3,880,037
4.25% 3/1/22		300,000	298,764
			248,222,481
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		97,665	87,898
TOTAL FINANCIALS			1,571,023,304
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	11,620,932
Celgene Corp. 2.45% 10/15/15		613,000	629,728
			12,250,660
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	465,450
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	908,813
8.75% 3/15/18		1,590,000	1,721,175
9.875% 4/15/18		1,180,000	1,239,000
			4,334,438
Health Care Providers & Services - 0.9%
Aetna, Inc.:
2.75% 11/15/22		6,873,000	6,252,801
4.125% 11/15/42		3,837,000	3,335,696
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,157,475
8% 11/15/19		2,835,000	2,976,750
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,977,237
6.3% 8/15/14		3,618,000	3,801,729
DaVita, Inc. 5.75% 8/15/22		1,625,000	1,608,750
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,984,563
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. 4.75% 11/15/21		$ 22,009,000	$ 23,311,757
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	10,950,631
HCA, Inc.:
7.875% 2/15/20		620,000	668,825
8% 10/1/18		2,460,000	2,773,650
HealthSouth Corp. 7.25% 10/1/18		4,160,000	4,472,000
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)		1,070,000	866,700
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,211,500
4.125% 9/15/20		7,486,000	7,691,311
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,662,000	2,868,305
UnitedHealth Group, Inc.:
1.625% 3/15/19		3,733,000	3,565,777
2.75% 2/15/23		2,398,000	2,201,808
2.875% 3/15/23		16,114,000	14,921,387
3.95% 10/15/42		3,284,000	2,830,933
WellPoint, Inc.:
3.3% 1/15/23		8,589,000	8,059,995
4.65% 1/15/43		4,842,000	4,457,952
			117,947,532
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,301,056
2.9% 11/6/22		13,855,000	12,877,932
Valeant Pharmaceuticals International:
6.5% 7/15/16 (h)		3,820,000	3,953,700
6.875% 12/1/18 (h)		3,440,000	3,646,400
VPI Escrow Corp. 6.375% 10/15/20 (h)		3,525,000	3,582,281
VPII Escrow Corp. 6.75% 8/15/18 (h)		2,555,000	2,705,106
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,677,425
5% 8/15/14		720,000	746,410
Zoetis, Inc.:
1.875% 2/1/18 (h)		2,006,000	1,965,699
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (h)		$ 4,892,000	$ 4,596,195
4.7% 2/1/43 (h)		4,907,000	4,596,608
			56,648,812
TOTAL HEALTH CARE			191,181,442
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)		572,000	587,989
6.375% 6/1/19 (h)		8,071,000	9,196,541
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		5,525,000	5,179,688
GenCorp, Inc. 7.125% 3/15/21 (h)		2,420,000	2,534,950
Huntington Ingalls Industries, Inc. 7.125% 3/15/21		1,705,000	1,841,400
TransDigm, Inc.:
5.5% 10/15/20		4,750,000	4,631,250
7.5% 7/15/21 (h)		2,135,000	2,257,763
Triumph Group, Inc. 4.875% 4/1/21		1,040,000	1,019,200
United Technologies Corp. 4.5% 6/1/42		13,132,000	12,865,237
			40,114,018
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (h)		1,465,000	1,460,019
12% 2/1/16 (h)		1,785,000	1,932,263
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (h)		235,000	227,363
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		301,575	330,224
6.125% 4/29/18 (h)		240,000	243,480
6.648% 3/15/19		2,208,330	2,321,617
6.75% 9/15/15 (h)		2,170,000	2,243,238
6.9% 7/2/19		762,134	794,525
9.25% 5/10/17		2,043,527	2,237,662
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17		1,515,000	1,571,813
6.75% 5/23/17		1,515,000	1,579,388
8.954% 8/10/14		1,497,315	1,534,748
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		573,502	602,177
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways Group, Inc. 6.125% 6/1/18		$ 1,480,000	$ 1,343,100
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18		1,690,000	1,575,925
U.S. Airways pass-thru Trust Series 2013-1 Class B, 5.375% 5/15/23		335,000	318,250
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,499,833
8.36% 1/20/19		1,168,271	1,250,050
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		726,616	752,047
12% 1/15/16 (h)		444,256	502,009
United Continental Holdings, Inc. 6.375% 6/1/18		140,000	141,050
			24,460,781
Building Products - 0.1%
Associated Materials LLC 9.125% 11/1/17		205,000	219,863
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (h)		565,000	605,963
Building Materials Corp. of America:
6.75% 5/1/21 (h)		2,030,000	2,151,800
6.875% 8/15/18 (h)		3,715,000	3,947,188
HD Supply, Inc.:
7.5% 7/15/20 (h)		3,775,000	3,944,875
8.125% 4/15/19		1,890,000	2,102,625
Masco Corp. 5.95% 3/15/22		740,000	773,300
USG Corp.:
7.875% 3/30/20 (h)		675,000	737,438
9.75% 1/15/18		905,000	1,043,013
			15,526,065
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (h)		3,080,000	3,249,400
APX Group, Inc.:
6.375% 12/1/19 (h)		2,090,000	1,969,825
8.75% 12/1/20 (h)		3,045,000	2,999,325
ARAMARK Corp. 5.75% 3/15/20 (h)		4,365,000	4,452,300
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	418,175
5.25% 8/1/20		1,305,000	1,288,688
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	3,985,117
R.R. Donnelley & Sons Co. 7% 2/15/22		660,000	661,650
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tervita Corp.:
8% 11/15/18 (h)		$ 3,590,000	$ 3,581,025
9.75% 11/1/19 (h)		700,000	616,000
			23,221,505
Construction & Engineering - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		1,850,000	1,951,750
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,164,013
Odebrecht Finance Ltd. 7.5% (h)(i)		2,880,000	2,721,600
			5,837,363
Industrial Conglomerates - 0.2%
General Electric Co.:
4.125% 10/9/42		11,115,000	10,093,431
5.25% 12/6/17		17,730,000	20,030,680
			30,124,111
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		710,000	685,150
8.875% 11/1/17		1,980,000	2,061,675
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		200,000	216,000
			2,962,825
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22		875,000	864,063
6.75% 10/1/20		3,205,000	3,385,281
			4,249,344
Road & Rail - 0.1%
Hertz Corp.:
4.25% 4/1/18 (h)		1,485,000	1,455,300
6.75% 4/15/19		2,955,000	3,150,769
JSC Georgian Railway 7.75% 7/11/22 (h)		850,000	896,750
Shortline PLC 9.5% 5/21/18 (h)		600,000	528,000
			6,030,819
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
4.75% 3/1/20		445,000	443,888
6.125% 4/1/17		1,000,000	1,072,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.:
6.25% 12/1/19		$ 830,000	$ 865,275
6.75% 4/15/17		1,410,000	1,494,600
9.75% 8/1/18		840,000	928,200
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	974,100
4.625% 4/15/21		955,000	869,050
5.75% 5/15/16		1,330,000	1,401,940
5.875% 8/15/22		1,575,000	1,515,938
6.25% 5/15/19		1,640,000	1,689,200
8.625% 9/15/15		830,000	910,925
8.75% 3/15/17		3,700,000	4,194,875
8.875% 9/1/17		1,665,000	1,896,019
			18,256,510
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		1,592,100	1,504,535
TOTAL INDUSTRIALS			172,287,876
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (h)		500,000	510,000
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)		1,600,000	1,480,000
Lucent Technologies, Inc.:
6.45% 3/15/29		2,405,000	1,851,850
6.5% 1/15/28		1,547,000	1,175,720
			5,017,570
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43		16,120,000	13,714,235
NCR Corp. 4.625% 2/15/21		2,720,000	2,590,800
Seagate HDD Cayman 4.75% 6/1/23 (h)		2,630,000	2,426,175
			18,731,210
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20		2,905,000	2,825,113
Sanmina-SCI Corp. 7% 5/15/19 (h)		4,125,000	4,331,250
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 3,835,000	$ 3,909,272
6.55% 10/1/17		1,383,000	1,580,819
			12,646,454
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (h)		660,000	652,575
IAC/InterActiveCorp 4.75% 12/15/22		3,940,000	3,634,650
VeriSign, Inc. 4.625% 5/1/23 (h)		1,560,000	1,458,600
			5,745,825
IT Services - 0.2%
Audatex North America, Inc. 6% 6/15/21 (h)		2,155,000	2,181,938
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,116,125
Compiler Finance Sub, Inc. 7% 5/1/21 (h)		1,050,000	1,008,000
First Data Corp.:
6.75% 11/1/20 (h)		2,685,000	2,745,413
7.375% 6/15/19 (h)		700,000	726,250
8.25% 1/15/21 (h)		1,190,000	1,216,775
12.625% 1/15/21		4,555,000	4,925,094
NeuStar, Inc. 4.5% 1/15/23		1,400,000	1,281,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,115,000	3,340,838
13.375% 10/15/19		1,420,000	1,611,700
			21,153,133
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	383,818
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		2,940,000	2,840,775
5.75% 2/15/21 (h)		1,535,000	1,535,000
Spansion LLC 7.875% 11/15/17		3,465,000	3,577,613
Viasystems, Inc. 7.875% 5/1/19 (h)		925,000	985,125
			8,938,513
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.1%
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		$ 3,730,000	$ 3,776,625
Nuance Communications, Inc. 5.375% 8/15/20 (h)		6,595,000	6,281,738
			10,058,363
TOTAL INFORMATION TECHNOLOGY			82,674,886
MATERIALS - 1.5%
Chemicals - 0.4%
Ashland, Inc. 3.875% 4/15/18 (h)		1,115,000	1,098,275
Axiall Corp. 4.875% 5/15/23 (h)		800,000	742,000
Eagle Spinco, Inc. 4.625% 2/15/21 (h)		380,000	357,200
INEOS Finance PLC 8.375% 2/15/19 (h)		3,975,000	4,352,625
Kinove German Bondco GmbH 9.625% 6/15/18 (h)		1,570,000	1,734,850
LSB Industries, Inc. 7.75% 8/1/19 (h)		310,000	320,850
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		2,350,000	2,350,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,677,313
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,047,607
4.25% 11/15/20		5,898,000	6,128,051
4.375% 11/15/42		4,972,000	4,353,603
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		6,520,000	6,373,300
Tronox Finance LLC 6.375% 8/15/20 (h)		1,725,000	1,647,375
			43,183,049
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		2,286,000	2,568,118
Headwaters, Inc. 7.625% 4/1/19		1,235,000	1,299,838
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		790,000	797,900
Texas Industries, Inc. 9.25% 8/15/20		5,200,000	5,681,000
			10,346,856
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (h)		2,700,000	2,885,625
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (h)		6,135,000	5,966,288
7.375% 10/15/17 (h)		200,000	213,500
Ball Corp. 4% 11/15/23		3,335,000	2,976,488
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)		1,170,000	1,159,178
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (h)		$ 6,820,000	$ 6,291,450
Sappi Papier Holding GmbH:
6.625% 4/15/21 (h)		1,925,000	1,790,250
7.75% 7/15/17 (h)		1,240,000	1,292,700
Sealed Air Corp. 6.5% 12/1/20 (h)		615,000	651,900
			23,227,379
Metals & Mining - 0.8%
Alrosa Finance SA 7.75% 11/3/20 (h)		900,000	972,000
Anglo American Capital PLC 9.375% 4/8/14 (h)		6,817,000	7,138,319
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)		3,385,000	2,741,850
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	10,972,110
4.5% 8/13/23 (h)		14,000,000	13,672,414
EVRAZ Group SA:
6.5% 4/22/20 (h)		555,000	499,500
8.25% 11/10/15 (h)		2,005,000	2,140,338
9.5% 4/24/18 (Reg. S)		750,000	799,650
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		3,535,000	3,623,375
7% 11/1/15 (h)		4,165,000	4,289,950
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (h)		1,055,000	841,363
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		4,755,000	4,636,125
Metinvest BV 10.25% 5/20/15 (h)		1,085,000	1,130,896
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,624,725
Nord Gold NV 6.375% 5/7/18 (h)		830,000	761,525
Polyus Gold International Ltd. 5.625% 4/29/20 (h)		1,045,000	984,913
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18		12,175,000	11,785,875
Severstal Columbus LLC 10.25% 2/15/18		5,710,000	6,052,600
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	936,756
7.5% 7/27/35		910,000	943,397
Steel Dynamics, Inc.:
5.25% 4/15/23 (h)		1,750,000	1,671,250
6.125% 8/15/19		2,683,000	2,817,150
7.625% 3/15/20		1,290,000	1,393,200
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,144,280
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.: - continued
6.25% 1/23/17		$ 5,581,000	$ 6,158,773
Walter Energy, Inc. 8.5% 4/15/21 (h)		1,675,000	1,314,875
			104,047,209
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
TOTAL MATERIALS			180,804,493
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		785,000	844,856
Altice Financing SA 7.875% 12/15/19 (h)		2,860,000	3,018,730
Altice Finco SA 9.875% 12/15/20 (h)		4,205,000	4,520,375
AT&T, Inc.:
4.35% 6/15/45		758,000	643,941
5.35% 9/1/40		4,006,000	3,967,502
5.55% 8/15/41		35,646,000	36,317,571
6.3% 1/15/38		16,665,000	18,493,634
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	48,536
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,013,310
6% 4/1/17		2,432,000	2,602,240
6.15% 9/15/19		6,992,000	7,271,680
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,381,255
7.995% 6/1/36		4,717,000	4,824,430
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		705,000	743,775
Intelsat Luxembourg SA 7.75% 6/1/21 (h)		4,140,000	4,264,200
Lynx I Corp. 5.375% 4/15/21 (h)		1,205,000	1,174,875
Lynx II Corp. 6.375% 4/15/23 (h)		260,000	258,050
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		540,000	534,600
TW Telecom Holdings, Inc. 5.375% 10/1/22		825,000	785,813
Verizon Communications, Inc.:
3.85% 11/1/42		3,792,000	3,028,629
6.1% 4/15/18		6,000,000	6,918,762
6.25% 4/1/37		2,348,000	2,579,564
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.9% 4/15/38		$ 6,295,000	$ 7,458,001
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		1,510,000	1,577,950
			122,272,279
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,191,045
3.125% 7/16/22		9,218,000	8,300,606
3.625% 3/30/15		731,000	754,130
Crown Castle International Corp. 5.25% 1/15/23		2,575,000	2,433,375
Digicel Group Ltd.:
6% 4/15/21 (h)		3,980,000	3,840,700
8.25% 9/1/17 (h)		5,400,000	5,602,500
8.25% 9/30/20 (h)		2,770,000	2,936,200
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)		1,660,000	1,655,850
6.625% 12/15/22 (h)		2,770,000	2,763,075
7.25% 4/1/19		1,690,000	1,812,525
7.5% 4/1/21		1,420,000	1,533,600
MetroPCS Wireless, Inc. 6.25% 4/1/21 (h)		1,360,000	1,356,600
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,055,000	2,360,784
NII Capital Corp. 7.625% 4/1/21		1,470,000	1,124,550
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		2,520,000	2,520,000
SoftBank Corp. 4.5% 4/15/20 (h)		3,700,000	3,498,128
Sprint Nextel Corp.:
6% 12/1/16		1,285,000	1,368,332
7% 3/1/20 (h)		710,000	763,250
7% 8/15/20		1,305,000	1,347,413
9% 11/15/18 (h)		580,000	677,150
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (h)		1,900,000	1,919,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,370,000	1,438,500
Telesat Canada/Telesat LLC 6% 5/15/17 (h)		4,280,000	4,440,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,000,000	1,027,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VimpelCom Holdings BV 5.2% 2/13/19 (h)		$ 585,000	$ 568,152
Vodafone Group PLC 5% 12/16/13		2,864,000	2,899,892
			75,133,357
TOTAL TELECOMMUNICATION SERVICES			197,405,636
UTILITIES - 3.0%
Electric Utilities - 1.5%
Aguila 3 SA 7.875% 1/31/18 (h)		1,900,000	1,990,250
AmerenUE 6.4% 6/15/17		2,491,000	2,889,024
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,063,679
2.95% 12/15/22		4,935,000	4,504,648
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,669,008
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		7,207,000	8,010,746
6.4% 9/15/20 (h)		16,661,000	19,058,318
Edison International 3.75% 9/15/17		6,674,000	7,002,821
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,790,000	886,050
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	9,987,476
4.25% 3/15/23		18,243,000	16,533,175
7.375% 11/15/31		19,999,000	20,169,451
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,544,393
Hrvatska Elektroprivreda 6% 11/9/17 (h)		350,000	355,250
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,526,166
3.75% 11/15/20		1,450,000	1,457,363
Majapahit Holding BV 7.75% 1/20/20 (h)		460,000	485,300
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,296,175
9.125% 5/1/31		1,525,000	1,601,250
Nevada Power Co. 6.5% 5/15/18		790,000	936,521
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,199,790
2.8% 5/1/23		15,104,000	13,859,642
Otter Tail Corp. 9% 12/15/16		2,410,000	2,793,672
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	856,863
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,227,911
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 3.4% 6/1/23		$ 7,184,000	$ 6,718,039
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,702,709
6% 12/1/39		7,150,000	7,976,383
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	1,945,000
			193,247,073
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,240,000	1,329,900
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	498,568
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,781,139
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		3,245,000	2,920,500
			8,530,107
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,615,938
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		2,775,000	2,927,625
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	3,943,700
9.875% 10/15/20		4,655,000	5,178,688
Listrindo Capital BV 6.95% 2/21/19 (h)		600,000	603,000
NRG Energy, Inc. 6.625% 3/15/23		2,495,000	2,476,288
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	888,750
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,837,181
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,884,056
The AES Corp.:
4.875% 5/15/23		2,700,000	2,477,250
7.375% 7/1/21		2,975,000	3,242,750
			36,075,226
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,577,493
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,330,341
Dominion Resources, Inc.:
2.5756% 9/30/66 (k)		28,033,000	26,110,413
7.5% 6/30/66 (k)		10,345,000	11,172,600
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	8,389,087
National Grid PLC 6.3% 8/1/16		1,589,000	1,797,008
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21		$ 4,928,000	$ 5,041,581
5.25% 9/15/17		843,000	933,767
5.25% 2/15/43		12,739,000	12,247,644
5.4% 7/15/14		1,680,000	1,745,068
5.45% 9/15/20		854,000	938,615
5.8% 2/1/42		6,336,000	6,551,633
5.95% 6/15/41		11,832,000	12,547,067
6.4% 3/15/18		1,654,000	1,907,251
6.8% 1/15/19		6,774,000	7,927,152
Puget Energy, Inc.:
5.625% 7/15/22		600,000	639,841
6% 9/1/21		2,464,000	2,694,310
6.5% 12/15/20		1,275,000	1,441,315
Sempra Energy:
2.3% 4/1/17		14,116,000	14,272,123
2.875% 10/1/22		5,760,000	5,308,900
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	4,004,750
			133,577,959
TOTAL UTILITIES			371,430,365
TOTAL NONCONVERTIBLE BONDS (Cost $3,881,255,333)			3,973,958,913
U.S. Treasury Obligations - 21.6%

U.S. Treasury Bonds:
3.125% 2/15/43		93,110,000	83,144,344
3.625% 8/15/43		57,955,000	57,085,675
U.S. Treasury Notes:
0.25% 8/15/15		52,529,000	52,366,896
0.5% 7/31/17		89,462,000	86,945,881
0.875% 11/30/16		1,503,000	1,500,652
0.875% 4/30/17		203,188,000	201,394,256
0.875% 1/31/18		192,574,000	187,940,284
0.875% 7/31/19		5,000	4,700
1% 5/31/18		123,485,000	120,368,980
1.375% 7/31/18 (g)		302,602,000	299,292,139
U.S. Treasury Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Notes: - continued
1.5% 8/31/18		$ 929,201,000	$ 923,393,431
1.75% 5/31/16		263,340,000	270,828,863
2% 2/15/23		19,858,000	18,624,639
2.125% 8/31/20 (j)		391,311,000	388,254,078
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,719,213,881)			2,691,144,818
U.S. Government Agency - Mortgage Securities - 8.8%

Fannie Mae - 6.5%
2.082% 10/1/33 (k)		619,109	647,444
2.303% 6/1/36 (k)		138,311	147,088
2.5% 1/1/43 to 8/1/43		13,799,993	12,557,992
2.672% 2/1/36 (k)		612,586	653,381
2.753% 7/1/37 (k)		227,100	239,621
2.82% 12/1/35 (k)		432,267	461,701
3% 6/1/27 to 8/1/43		52,684,006	50,573,003
3% 9/1/43 (j)		7,200,000	6,883,312
3% 9/1/43 (j)		7,200,000	6,883,312
3% 9/1/43 (j)		4,800,000	4,588,875
3% 9/1/43 (j)		4,800,000	4,588,875
3% 9/1/43 (j)		19,100,000	18,259,898
3% 9/1/43 (j)		9,600,000	9,177,750
3% 9/1/43 (j)		17,500,000	16,730,273
3% 9/1/43 (j)		1,600,000	1,529,625
3.5% 1/1/26 to 8/1/43		373,107,506	368,186,355
3.5% 9/1/43 (j)		6,300,000	6,282,773
4% 9/1/26 to 1/1/42		18,010,977	18,622,985
4% 9/1/43 (j)		19,800,000	20,417,204
4% 9/1/43 (j)		6,400,000	6,599,500
4% 9/1/43 (j)		6,800,000	7,011,969
4% 9/1/43 (j)		6,800,000	7,011,969
4% 9/1/43 (j)		4,000,000	4,124,688
4% 9/1/43 (j)		4,300,000	4,434,039
4% 10/1/43 (j)		26,200,000	26,939,943
4.5% 1/1/22 to 4/1/41		10,087,451	10,679,989
4.5% 9/1/43 (j)		36,200,000	38,191,004
4.5% 10/1/43 (j)		36,200,000	38,094,846
5% 10/1/21 to 4/1/40		11,700,352	12,563,066
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
5% 9/1/43 (j)		$ 17,800,000	$ 19,132,652
5% 10/1/43 (j)		17,800,000	19,089,544
5.5% 3/1/18 to 3/1/39		10,304,549	11,096,500
5.5% 9/1/43 (j)		15,700,000	17,044,313
5.5% 9/1/43 (j)		10,700,000	11,616,188
6% 4/1/21 to 7/1/41		10,723,031	11,790,165
6.5% 7/1/32 to 8/1/36		9,823,030	10,978,494
TOTAL FANNIE MAE			803,830,336
Freddie Mac - 0.5%
3% 1/1/43 to 2/1/43		7,899,846	7,538,309
3.126% 10/1/35 (k)		181,689	194,072
3.5% 1/1/26 to 6/1/43		25,988,271	25,909,501
4% 3/1/42 to 4/1/42		4,062,281	4,191,156
4.5% 7/1/25 to 10/1/41		8,408,021	8,899,196
5% 4/1/38 to 6/1/40		3,454,036	3,721,205
5.5% 11/1/17 to 12/1/35		11,136,586	12,052,000
6% 7/1/37 to 8/1/37		2,165,139	2,358,346
TOTAL FREDDIE MAC			64,863,785
Ginnie Mae - 1.8%
3.5% 4/15/42 to 11/20/42		3,230,981	3,261,906
3.5% 9/1/43 (j)		1,100,000	1,108,336
4% 1/15/25 to 8/15/43		157,812,785	164,546,424
4% 9/1/43 (j)		4,900,000	5,097,914
4.5% 11/20/33 to 4/15/41		10,839,781	11,542,933
5% 5/15/39 to 8/15/41		9,366,678	10,173,810
5.5% 6/15/35 to 11/15/35		13,258,222	14,566,427
6% 9/20/38 to 9/15/40		11,928,858	13,257,161
TOTAL GINNIE MAE			223,554,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,111,905,353)			1,092,249,032
Asset-Backed Securities - 1.1%
		Principal Amount (e)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (k)		$ 664,344	$ 598,064
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (k)		371,727	347,083
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (k)		16,433	16,374
Airspeed Ltd. Series 2007-1A Class C1, 2.6841% 6/15/32 (h)(k)		3,923,500	2,157,925
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,919,512
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,553,964
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,940,658
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,683,295
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (k)		65,390	59,383
Series 2004-R2 Class M3, 1.0091% 4/25/34 (k)		97,089	58,533
Series 2005-R2 Class M1, 0.6341% 4/25/35 (k)		1,514,652	1,490,274
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5434% 3/23/19 (h)(k)		52,655	51,865
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (k)		47,932	44,671
Series 2004-W11 Class M2, 1.2341% 11/25/34 (k)		561,149	510,192
Series 2004-W7 Class M1, 1.0091% 5/25/34 (k)		1,542,998	1,434,582
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (k)		1,242,962	446,401
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (k)		2,116,545	1,999,024
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (k)		34,896	538
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17		11,540,000	11,538,554
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (h)(k)		217,591	182,505
Class C, 1.2841% 7/20/39 (h)(k)		339,379	14,848
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (h)		125,021	124,584
Class B, 5.267% 6/25/35 (h)		1,000,000	985,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5186% 1/20/37 (h)(k)		84,512	78,384
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (k)		1,802,588	1,038,698
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5209% 4/7/52 (h)(k)		275,601	257,687
CFC LLC Series 2013-1A:
Class A, 1.65% 7/17/17 (h)		3,071,850	3,070,526
Asset-Backed Securities - continued
		Principal Amount (e)	Value
CFC LLC Series 2013-1A: - continued
Class B, 2.75% 11/15/18 (h)		$ 6,690,000	$ 6,591,083
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (k)		3,192	1,543
Series 2004-3 Class M4, 1.6391% 4/25/34 (k)		104,987	79,244
Series 2004-4 Class M2, 0.9791% 6/25/34 (k)		551,102	507,271
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		213,511	160,133
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	516,798
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (k)		38,916	35,350
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (k)		290,872	221,828
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (k)		17,156	14,172
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,063,458
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (k)		948,695	731,992
Class M4, 1.2041% 1/25/35 (k)		363,547	83,015
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (h)(k)		2,892,000	2,257,784
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (h)(k)		75,978	71,741
Series 2006-2A:
Class A, 0.3641% 11/15/34 (h)(k)		1,463,020	1,321,829
Class B, 0.4641% 11/15/34 (h)(k)		528,487	445,504
Class C, 0.5641% 11/15/34 (h)(k)		878,323	630,929
Class D, 0.9341% 11/15/34 (h)(k)		333,528	208,334
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (f)(h)		215,708	16,302
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7341% 9/25/46 (h)(k)		1,235,638	1,229,460
Class E, 1.8341% 9/25/46 (h)(k)		250,000	209,375
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (k)		341,818	329,528
Series 2003-3 Class M1, 1.4741% 8/25/33 (k)		595,776	544,176
Series 2003-5 Class A2, 0.8841% 12/25/33 (k)		32,929	29,543
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (k)		1,522,035	715,258
Asset-Backed Securities - continued
		Principal Amount (e)	Value
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (k)		$ 204,000	$ 10,412
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (k)		1,520,141	1,478,094
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (k)		380,663	372,910
Series 2006-A Class 2C, 1.4261% 3/27/42 (k)		3,243,000	490,413
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3441% 11/25/36 (k)		5,120,378	2,391,393
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6141% 5/25/46 (h)(k)		250,000	210,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (k)		543,561	10,378
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (k)		145,630	116,945
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (k)		499,279	431,574
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (k)		762,038	733,745
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (k)		2,473,493	2,285,403
Mesa West Capital CDO Ltd.:
Series 2007-1A:
Class A1, 0.4441% 2/25/47 (h)(k)		1,244,242	1,194,472
Class A2, 0.4741% 2/25/47 (h)(k)		1,265,000	1,163,800
Class H, 1.6541% 2/25/47 (h)(k)		250,000	176,250
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (k)		57,368	56,244
Series 2004-NC6 Class M3, 2.3591% 7/25/34 (k)		20,073	11,337
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (k)		24,143	15,619
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (k)		399,800	372,488
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (k)		416,362	168,717
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9371% 8/28/38 (h)(k)		161,448	159,026
Class C1B, 7.696% 8/28/38 (h)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (k)		1,426,957	1,213,289
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (d)(h)(k)		566,000	0
Series 2006-1A Class A, 1.5841% 3/20/11 (d)(h)(k)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (k)		532,896	447,610
Class M4, 1.6341% 9/25/34 (k)		683,353	205,874
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (k)		1,475,804	1,255,404
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (h)		$ 71,101	$ 72,523
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1341% 9/25/46 (h)(k)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (k)		5,108	4,750
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (k)		1,095,777	999,477
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (k)		1,153,178	877,979
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (k)		53,543	36,903
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		311,554	312,047
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (k)		28,819	27,163
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		111,000	110,723
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (h)(k)		2,671,971	80,159
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0.9993% 9/25/26 (h)(k)		400,000	260,000
Series 2006-1A:
Class A1A, 0.5328% 9/25/26 (h)(k)		557,855	550,882
Class A1B, 0.6028% 9/25/26 (h)(k)		1,033,000	950,360
Class A2B, 0.5828% 9/25/26 (h)(k)		195,527	186,240
Class B, 0.6328% 9/25/26 (h)(k)		640,000	606,400
Class C, 0.8028% 9/25/26 (h)(k)		740,000	688,200
Class D, 0.9028% 9/25/26 (h)(k)		250,000	228,750
Class F, 1.4228% 9/25/26 (h)(k)		549,000	480,375
Class G, 1.6228% 9/25/26 (h)(k)		336,000	293,160
Class H, 1.9228% 9/25/26 (h)(k)		250,000	216,875
Class K, 3.5228% 9/25/26 (h)(k)		250,000	212,500
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (h)(k)		1,789,540	1,583,743
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5831% 11/21/40 (h)(k)		395,417	367,738
Class D, 1.1131% 11/21/40 (h)(k)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $131,318,357)			140,981,840
Collateralized Mortgage Obligations - 1.3%
		Principal Amount (e)	Value
Private Sponsor - 0.7%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		$ 103,965	$ 83,174
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (k)		1,534,422	1,475,729
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		36,957	29,227
Series 2003-35 Class B, 4.6355% 9/25/18 (k)		59,565	20,658
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 0% 6/25/33 (k)		192,076	142,656
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (k)		1,050,027	1,041,098
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.358% 12/25/46 (h)(k)		910,000	945,277
Series 2010-K7 Class B, 5.4354% 4/25/20 (h)(k)		1,000,000	1,042,486
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		34,577	15,520
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 1.2841% 12/20/54 (k)		205,017	179,800
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (h)(k)		12,899,315	12,661,967
Class C2, 1.3841% 12/20/54 (h)(k)		6,523,000	5,720,671
Series 2006-2:
Class A4, 0.2641% 12/20/54 (k)		3,848,992	3,778,171
Class C1, 1.1241% 12/20/54 (k)		21,543,000	18,893,211
Series 2006-3:
Class A3, 0.2641% 12/20/54 (k)		1,853,237	1,819,137
Class A7, 0.3841% 12/20/54 (k)		2,014,604	1,977,536
Class C2, 1.1841% 12/20/54 (k)		1,124,000	985,748
Series 2006-4:
Class A4, 0.2841% 12/20/54 (k)		5,908,653	5,799,933
Class B1, 0.3641% 12/20/54 (k)		4,521,000	4,175,144
Class C1, 0.9441% 12/20/54 (k)		2,767,000	2,426,659
Class M1, 0.5241% 12/20/54 (k)		1,190,000	1,073,975
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (k)		2,234,000	1,959,218
Class 1M1, 0.4841% 12/20/54 (k)		1,493,000	1,347,433
Class 2A1, 0.3241% 12/20/54 (k)		4,636,151	4,550,846
Class 2C1, 1.0441% 12/20/54 (k)		1,015,000	890,155
Class 2M1, 0.6841% 12/20/54 (k)		1,917,000	1,730,093
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (k)		2,654,000	2,327,558
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (k)		826,614	811,404
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (k)		$ 430,241	$ 410,501
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.8034% 3/25/37 (k)		2,581,617	2,517,061
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (k)		1,755,041	1,394,618
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (k)		1,953,836	1,456,367
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (k)		4,943,101	4,227,049
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		588,704	608,385
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (k)		1,593,198	1,529,353
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (h)(k)		745,543	687,698
Class B6, 3.035% 7/10/35 (h)(k)		166,229	155,190
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (h)(k)		32,122	31,779
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (k)		29,660	27,794
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (k)		236,673	233,935
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6807% 3/25/35 (k)		2,604,810	1,559,992
TOTAL PRIVATE SPONSOR			92,744,206
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (k)		2,126,029	2,131,507
Series 2006-50 Class BF, 0.5841% 6/25/36 (k)		2,673,943	2,690,920
Series 2006-82 Class F, 0.7541% 9/25/36 (k)		3,982,197	3,993,674
Series 2007-36 Class F, 0.4141% 4/25/37 (k)		3,310,487	3,315,227
Series 2011-37 Class FA, 0.6341% 5/25/41 (k)		9,869,470	9,898,393
Series 2011-40 Class DF, 0.6341% 5/25/41 (k)		7,668,491	7,701,787
Series 2013-62 Class FA, 0.4841% 6/25/43 (k)		12,483,339	12,464,926
floater sequential payer:
Series 2010-74 Class WF, 0.7841% 7/25/34 (k)		2,826,988	2,855,368
Series 2012-120 Class FE 0.4841% 2/25/39 (k)		5,499,771	5,459,887
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		$ 112,904	$ 119,550
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6041% 4/15/41 (k)		5,199,612	5,205,799
Series 3830 Class FD, 0.5441% 3/15/41 (k)		13,774,183	13,846,167
floater sequential payer Series 2011-3969 Class AF, 0.6341% 10/15/33 (k)		6,093,424	6,110,646
TOTAL U.S. GOVERNMENT AGENCY			75,793,851
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,336,228)			168,538,057
Commercial Mortgage Securities - 6.2%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (n)		285,289	281,322
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	199,423
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4205% 2/14/29 (h)(k)		83,079	84,197
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,426
Series 1997-D5:
Class A7, 7.4251% 2/14/43 (k)		170,181	171,518
Class PS1, 1.3471% 2/14/43 (k)(m)		750,359	22,497
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		412,147	412,645
Series 2005-4 Class AJ, 5.038% 7/10/45 (k)		530,000	543,263
Series 2006-2 Class AAB, 5.7116% 5/10/45 (k)		1,067,090	1,104,217
Series 2006-3 Class A4, 5.889% 7/10/44		5,796,000	6,350,874
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,090,957
Series 2006-5 Class A2, 5.317% 9/10/47		4,990,415	5,024,849
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,882,165
Series 2007-4 Class A3, 5.8103% 2/10/51 (k)		1,162,958	1,199,665
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	174,383
Series 2004-5 Class G, 5.5627% 11/10/41 (h)(k)		195,000	194,938
Series 2005-1 Class CJ, 5.2362% 11/10/42 (k)		550,000	581,682
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,152,095
Series 2005-5 Class D, 5.2289% 10/10/45 (k)		1,180,000	1,194,750
Series 2005-6 Class AJ, 5.1852% 9/10/47 (k)		300,000	318,476
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (h)		$ 1,098,000	$ 121,373
Series 2007-3:
Class A3, 5.5595% 6/10/49 (k)		3,176,000	3,185,036
Class A4, 5.5595% 6/10/49 (k)		3,965,000	4,391,012
Series 2008-1 Class D, 6.2495% 2/10/51 (h)(k)		125,000	71,793
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,517,206
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.484% 11/15/15 (h)(k)		798,223	798,754
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1841% 3/15/22 (h)(k)		77,611	52,784
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6841% 8/15/17 (h)(k)		480,000	495,936
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (h)(k)		49,230	35,921
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (h)(k)		1,097,069	900,696
Class B1, 1.5841% 1/25/36 (h)(k)		94,805	20,107
Class M1, 0.6341% 1/25/36 (h)(k)		353,893	197,113
Class M2, 0.6541% 1/25/36 (h)(k)		106,168	55,733
Class M3, 0.6841% 1/25/36 (h)(k)		155,050	79,759
Class M4, 0.7941% 1/25/36 (h)(k)		85,751	41,554
Class M5, 0.8341% 1/25/36 (h)(k)		85,751	30,270
Class M6, 0.8841% 1/25/36 (h)(k)		91,077	27,322
Series 2006-3A Class M4, 0.6141% 10/25/36 (h)(k)		103,539	15,682
Series 2007-1 Class A2, 0.4541% 3/25/37 (h)(k)		738,199	482,316
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (h)(k)		720,845	556,087
Class A2, 0.5041% 7/25/37 (h)(k)		673,532	338,030
Class M1, 0.5541% 7/25/37 (h)(k)		236,507	65,019
Class M2, 0.5941% 7/25/37 (h)(k)		129,237	22,059
Class M3, 0.6741% 7/25/37 (h)(k)		131,039	13,186
Class M4, 0.8341% 7/25/37 (h)(k)		258,715	9,857
Class M5, 0.9341% 7/25/37 (h)(k)		77,000	2,464
Series 2007-3:
Class A2, 0.4741% 7/25/37 (h)(k)		659,359	411,887
Class M1, 0.4941% 7/25/37 (h)(k)		143,207	67,754
Class M2, 0.5241% 7/25/37 (h)(k)		153,491	44,689
Class M3, 0.5541% 7/25/37 (h)(k)		241,865	55,769
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.6841% 7/25/37 (h)(k)		$ 379,764	$ 76,995
Class M5, 0.7841% 7/25/37 (h)(k)		196,983	28,351
Class M6, 0.9841% 7/25/37 (h)(k)		130,712	15,881
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (h)(k)		276,820	25,743
Class M2, 1.2341% 9/25/37 (h)(k)		276,820	21,301
Class M4, 1.7841% 9/25/37 (h)(k)		298,049	14,559
Series 2006-3A, Class IO, 3.8179% 10/25/36 (h)(k)(m)		7,145,826	165,115
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(k)(m)		6,926,302	484,840
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4351% 3/11/39 (k)		450,000	464,828
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (h)(k)		655,330	622,603
Class E, 0.4841% 3/15/22 (h)(k)		3,607,157	3,354,887
Class F, 0.5341% 3/15/22 (h)(k)		2,235,922	2,034,841
Class G, 0.5841% 3/15/22 (h)(k)		537,549	478,457
Class H, 0.7341% 3/15/22 (h)(k)		655,330	568,549
Class J, 0.8841% 3/15/22 (h)(k)		655,330	553,807
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	653,505
Series 2006-T22 Class AJ, 5.5802% 4/12/38 (k)		400,000	429,838
Series 2007-PW16 Class A4, 5.7131% 6/11/40 (k)		1,112,000	1,249,318
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		70,000	70,427
Class I, 5.64% 2/14/31 (h)		202,551	157,199
Series 2006-PW13 Class A3, 5.518% 9/11/41		2,269,637	2,268,503
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (h)(k)(m)		17,947,833	30,822
Series 2006-T22:
Class A4, 5.5802% 4/12/38 (k)		237,000	257,721
Class B, 5.5802% 4/12/38 (h)(k)		200,000	213,040
Series 2006-T24 Class X2, 0.4448% 10/12/41 (h)(k)(m)		2,947,577	1,262
Series 2007-BBA8:
Class K, 1.3841% 3/15/22 (h)(k)		120,000	96,446
Class L, 2.0841% 3/15/22 (h)(k)		253,498	165,053
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (h)(k)(m)		123,066,869	818,272
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28 Class X2, 0.1575% 9/11/42 (h)(k)(m)		$ 67,080,021	$ 230,084
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		629,446	665,262
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (h)(k)		546,023	510,581
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,277,738
Class XCL, 1.198% 5/15/35 (h)(k)(m)		5,333,516	85,704
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5595% 12/15/47 (h)(k)		750,000	785,734
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	721,798
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	337,498
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		71,537	72,091
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3241% 4/15/22 (h)(k)		183,349	182,090
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		24,898,000	27,236,769
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,891,522
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(k)	CAD	138,000	115,964
Class G, 5.01% 5/15/44 (h)(k)	CAD	30,000	23,837
Class H, 5.01% 5/15/44 (h)(k)	CAD	20,000	13,853
Class J, 5.01% 5/15/44 (h)(k)	CAD	20,000	13,154
Class K, 5.01% 5/15/44 (h)(k)	CAD	10,000	5,650
Class L, 5.01% 5/15/44 (h)(k)	CAD	36,000	18,433
Class M, 5.01% 5/15/44 (h)(k)	CAD	165,000	76,748
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	342,252
Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	1,560,337
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		810,000	529,501
Series 2012-CR5 Class D, 4.335% 12/10/45 (h)(k)		740,000	668,066
Series 2013-CR10:
Class C, 4.958% 8/10/46 (h)(k)		270,000	250,256
Class D, 4.958% 8/10/46 (h)(k)		790,000	659,650
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		220,000	175,749
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (h)(k)		$ 126,749	$ 121,679
Series 2006-FL12:
Class AJ, 0.3141% 12/15/20 (h)(k)		1,310,373	1,292,695
Class B, 0.3541% 12/15/20 (h)(k)		513,608	499,921
sequential payer Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	563,045
Series 2001-J2A Class F, 7.142% 7/16/34 (h)(k)		199,000	233,208
Series 2006-C8 Class XP, 0.4666% 12/10/46 (k)(m)		13,936,782	18,829
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,310,000	2,177,302
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	330,608
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	21,504,735
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2469% 6/10/44 (k)		905,000	883,319
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		1,260,000	1,316,637
Series 2012-CR1:
Class C, 5.3679% 5/15/45 (k)		350,000	352,549
Class D, 5.3679% 5/15/45 (h)(k)		1,040,000	954,037
Series 2012-CR2:
Class E, 4.858% 8/15/45 (h)(k)		1,727,000	1,517,377
Class F, 4.25% 8/15/45 (h)		1,260,000	903,491
Series 2012-LC4:
Class C, 5.6482% 12/10/44 (k)		260,000	268,343
Class D, 5.6482% 12/10/44 (h)(k)		870,000	813,694
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)		364,175	362,469
Series 2007-C3 Class A4, 5.6829% 6/15/39 (k)		19,147,982	20,926,676
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (k)(m)		9,777,242	17,501
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,916,913
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (h)(k)		6,783,000	6,133,263
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7841% 9/15/21 (h)(k)		252,063	246,653
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		606,463	608,556
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		$ 122,995	$ 123,598
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,922,649	2,073,575
Class H, 6% 5/17/40 (h)		90,317	51,365
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		1,071,310	1,114,946
Class G, 6.75% 11/15/30 (h)		180,000	192,534
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (k)(m)		398,869	399
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (h)(k)(m)		614,296	345
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(k)		292,051	294,747
Series 2004-C1 Class E, 5.015% 1/15/37 (h)		1,205,000	1,217,191
Series 2006-C1 Class A3, 5.392% 2/15/39 (k)		4,648,137	4,713,908
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (h)(k)		721,000	713,122
Class C:
0.3541% 2/15/22 (h)(k)		1,864,711	1,833,878
0.4541% 2/15/22 (h)(k)		665,993	645,399
Class F, 0.5041% 2/15/22 (h)(k)		1,331,815	1,281,173
Class L, 2.0841% 2/15/22 (h)(k)		99,364	29,697
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (k)(m)		23,443,790	44,543
Class B, 5.487% 2/15/40 (h)(k)		2,907,000	426,428
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5567% 11/10/46 (h)(k)		500,000	512,635
Class E, 5.5567% 11/10/46 (h)(k)		870,000	832,388
Class F, 5.5567% 11/10/46 (h)(k)		1,560,000	1,331,948
Class XB, 0.2463% 11/10/46 (h)(k)(m)		20,920,000	388,777
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		140,920	140,797
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1694% 6/10/31 (h)(k)		67,331	67,362
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		640,000	647,833
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(k)		443,000	457,110
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (h)		589,000	599,030
Class E, 5.253% 5/5/27 (h)		411,000	422,870
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		$ 200,000	$ 222,080
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (k)(m)		1,640,000	244,632
Series K012 Class X3, 2.2879% 1/25/41 (k)(m)		1,800,000	239,945
Series K013 Class X3, 2.79% 1/25/43 (k)(m)		820,000	133,828
Series KAIV Class X2, 3.6147% 6/25/46 (k)(m)		420,000	89,499
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (h)(k)		1,290,000	1,318,537
Series 2011-K10 Class B, 4.5971% 11/25/49 (h)(k)		240,000	235,795
Series 2011-K11 Class B, 4.4205% 12/25/48 (h)(k)		750,000	729,116
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		258,298	258,040
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (h)(k)		250,000	247,740
Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	697,089
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		13,902,000	15,277,061
Series 2001-1 Class X1, 2.0442% 5/15/33 (h)(k)(m)		867,241	11,206
Series 2007-C1 Class XP, 0.1582% 12/10/49 (k)(m)		21,576,032	26,193
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	305,708
Series 1997-C2 Class G, 6.75% 4/15/29 (k)		345,849	382,831
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	550,111
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	234,303
Class K, 6.974% 8/15/36 (h)		279,002	229,022
Series 2000-C1 Class K, 7% 3/15/33		15,492	11,434
Series 2003-C3 Class H, 5.7478% 4/10/40 (h)(k)		170,000	170,787
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (h)(k)		715,000	703,754
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,945,064
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (h)(k)(m)		29,299,855	98,594
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (h)(k)		1,880,357	1,881,519
Class C, 2.0056% 3/6/20 (h)(k)		1,994,000	1,999,105
Class D, 2.2018% 3/6/20 (h)(k)		4,004,000	4,014,466
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
floater Series 2007-EOP:
Class F, 2.6334% 3/6/20 (h)(k)		$ 164,000	$ 164,306
Class G, 2.7903% 3/6/20 (h)(k)		81,000	81,182
Class H, 3.3004% 3/6/20 (h)(k)		60,000	60,268
Class J, 4.0852% 3/6/20 (h)(k)		86,000	86,224
Class L, 5.4585% 3/6/20 (h)(k)		400,000	399,508
Series 1997-GL:
Class G, 7.5095% 7/13/30 (k)		747,156	784,992
Class H, 7.7995% 7/13/30 (h)(k)		230,000	240,017
Series 2006-GG6 Class A2, 5.506% 4/10/38		3,159,885	3,179,328
Series 2010-C1:
Class D, 5.9837% 8/10/43 (h)(k)		755,000	788,421
Class E, 4% 8/10/43 (h)		1,240,000	926,978
Class X, 1.5299% 8/10/43 (h)(k)(m)		6,072,440	438,880
Series 2012-GCJ7:
Class C, 5.7225% 5/10/45 (k)		630,000	649,164
Class D, 5.7225% 5/10/45 (h)(k)		970,000	906,083
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39		50,189	50,298
Class A4, 5.56% 11/10/39 (k)		2,223,000	2,432,193
Series 2007-GG10 Class A2, 5.778% 8/10/45		5,731,488	5,789,433
Series 2010-C2:
Class D, 5.226% 12/10/43 (h)(k)		720,000	676,261
Class XA, 0.6726% 12/10/43 (h)(k)(m)		5,481,658	97,968
Series 2011-GC5:
Class C, 5.3077% 8/10/44 (h)(k)		1,050,000	1,067,221
Class D, 5.3077% 8/10/44 (h)(k)		480,000	443,051
Series 2012-GCJ9 Class E, 5.0191% 11/10/45 (h)(k)		1,290,000	996,156
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1841% 4/15/18 (h)(k)		178,030	179,301
Series 2013-JWRZ Class E, 3.9241% 4/15/30 (h)(k)		342,000	340,600
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(k)		500,000	506,763
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		479,181	479,616
Series 2003-C1:
Class D, 5.192% 1/12/37		182,040	182,307
Class F, 6.0084% 1/12/37 (h)(k)		250,000	250,080
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(k)		$ 380,000	$ 448,604
Class D, 7.4453% 12/5/27 (h)(k)		1,885,000	2,109,479
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		670,000	704,596
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(k)		695,000	750,748
Series 2011-C4 Class E, 5.3895% 7/15/46 (h)(k)		810,000	765,901
Series 2012-CBX:
Class C, 5.1879% 6/16/45 (k)		250,000	247,111
Class D, 5.1879% 6/16/45 (h)(k)		690,000	652,802
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A Class J, 0.8341% 11/15/18 (h)(k)		257,928	238,342
Series 2006-FLA2:
Class A2, 0.3141% 11/15/18 (h)(k)		2,852,571	2,826,367
Class B, 0.3541% 11/15/18 (h)(k)		814,911	796,970
Class C, 0.3941% 11/15/18 (h)(k)		578,972	563,087
Class D, 0.4141% 11/15/18 (h)(k)		176,367	168,001
Class E, 0.4641% 11/15/18 (h)(k)		254,419	241,969
Class F, 0.5141% 11/15/18 (h)(k)		380,931	361,337
Class G, 0.5441% 11/15/18 (h)(k)		330,997	313,144
Class H, 0.6841% 11/15/18 (h)(k)		254,476	238,206
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (k)		835,101	846,625
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,310,796
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,752,330
Series 2007-CB19 Class A4, 5.711% 2/12/49 (k)		12,470,000	13,891,050
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (k)		2,480,866	2,539,848
Class A4, 5.8137% 6/15/49 (k)		26,069,184	29,037,500
Series 2007-LDPX Class A3, 5.42% 1/15/49		25,732,000	28,294,521
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	143,082
Series 2004-LN2 Class D, 5.2276% 7/15/41 (k)		420,000	357,440
Series 2005-LDP3 Class A3, 4.959% 8/15/42		82,967	82,886
Series 2005-LDP5 Class AJ, 5.3208% 12/15/44 (k)		360,000	378,601
Series 2006-CB17 Class A3, 5.45% 12/12/43		157,001	156,769
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (k)		5,870,000	6,435,017
Series 2007-CB19:
Class B, 5.711% 2/12/49 (k)		165,000	63,585
Class C, 5.711% 2/12/49 (k)		424,000	86,853
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class D, 5.711% 2/12/49 (k)		$ 447,000	$ 50,265
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)		157,000	19,239
Class ES, 5.5357% 1/15/49 (h)(k)		983,000	12,014
Series 2010-C2:
Class D, 5.526% 11/15/43 (h)(k)		645,000	660,770
Class XB, 0.6681% 11/15/43 (h)(k)(m)		3,600,000	138,918
Series 2011-C5:
Class B. 5.3144% 8/15/46 (h)(k)		1,140,000	1,223,870
Class C, 5.3144% 8/15/46 (h)(k)		1,102,648	1,138,852
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	986,044
Class D, 4.2435% 4/15/46 (k)		1,430,000	1,156,188
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (k)		21,615,000	24,296,665
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		190,537	192,608
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,182
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,985,951
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (k)		1,500,000	1,580,222
Class AM, 5.263% 11/15/40 (k)		137,000	147,245
Series 2006-C1 Class A2, 5.084% 2/15/31		1,299	1,300
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	943,310
Class AM, 5.413% 9/15/39		1,500,000	1,629,735
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,026,325
Class AM, 5.378% 11/15/38		160,000	169,905
Series 2007-C1 Class A4, 5.424% 2/15/40		17,074,000	18,779,710
Series 2007-C2 Class A3, 5.43% 2/15/40		3,293,730	3,607,099
Series 2007-C6 Class A2, 5.845% 7/15/40		4,747,472	4,733,063
Series 2003-C7 Class L, 5.224% 7/15/37 (h)(k)		284,000	280,947
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(k)		225,000	223,409
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	287,487
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	760,459
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	765,333
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		$ 1,016,000	$ 1,038,442
Series 2006-C4:
Class AJ, 5.8844% 6/15/38 (k)		1,060,000	1,082,140
Class AM, 5.8844% 6/15/38 (k)		500,000	541,562
Series 2006-C6 Class XCP, 0.673% 9/15/39 (k)(m)		7,302,392	1,913
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (k)(m)		2,598,342	4,973
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,601,105
Series 2007-C7:
Class A3, 5.866% 9/15/45		14,500,276	15,896,116
Class XCP, 0.2714% 9/15/45 (k)(m)		115,327,456	442,281
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (h)(k)		608,683	602,453
Class E, 0.4741% 9/15/21 (h)(k)		2,196,145	2,151,704
Class F, 0.5241% 9/15/21 (h)(k)		1,143,094	1,108,532
Class G, 0.5441% 9/15/21 (h)(k)		2,258,211	2,167,350
Class H, 0.5841% 9/15/21 (h)(k)		582,579	547,486
Series 2007-LLFA Class E, 1.0841% 6/15/22 (h)(k)		760,000	758,543
LStar Commercial Mortgage Trust Series 2011-1:
Class B, 5.5198% 6/25/43 (h)(k)		540,000	558,101
Class D, 5.5198% 6/25/43 (h)(k)		310,000	303,053
Mach One Trust LLC Series 2004-1A Class H, 6.3251% 5/28/40 (h)(k)		260,000	264,061
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7234% 7/9/21 (h)(k)		17,970,000	17,667,745
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4085% 10/12/39 (h)(k)	CAD	320,000	272,291
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (k)		399,328	397,869
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3653% 1/12/44 (k)		220,000	236,256
Series 2004-MKB1 Class F, 5.6778% 2/12/42 (h)(k)		180,000	181,619
Series 2005-LC1 Class F, 5.4193% 1/12/44 (h)(k)		1,655,000	1,456,140
Series 2006-C1:
Class A2, 5.6376% 5/12/39 (k)		742,616	742,999
Class AJ, 5.6826% 5/12/39 (k)		530,000	532,256
Class AM, 5.6826% 5/12/39 (k)		100,000	107,701
Series 2007-C1 Class A4, 5.8499% 6/12/50 (k)		9,429,517	10,527,066
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,539,594
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (k)		97,533	97,358
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		$ 118,205	$ 118,291
Class A3, 5.172% 12/12/49 (k)		900,000	980,010
Class ASB, 5.133% 12/12/49 (k)		1,034,459	1,068,960
Series 2007-5 Class A4, 5.378% 8/12/48		19,456,000	21,286,537
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	16,045,544
Series 2007-7 Class A4, 5.7364% 6/12/50 (k)		6,656,000	7,393,698
Series 2006-4 Class XP, 0.6175% 12/12/49 (k)(m)		24,918,876	205,955
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	416,614
Series 2007-7 Class B, 5.7364% 6/12/50 (k)		166,000	11,185
Series 2007-8 Class A3, 5.8968% 8/12/49 (k)		1,640,000	1,839,896
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		182,610	162,523
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		524,912	459,298
Morgan Stanley BAML Trust:
Series 2013-C9 Class C, 4.0729% 5/15/46 (k)		620,000	547,427
Series 2013-C7 Class D, 4.3056% 2/15/46 (h)		810,000	662,825
Series 2013-C8 Class D, 4.1725% 12/15/48 (h)(k)		400,000	323,649
Series 2013-C9 Class D, 4.1609% 5/15/46 (h)(k)		1,740,000	1,398,201
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.384% 7/15/19 (h)(k)		357,716	268,287
Class J, 0.614% 7/15/19 (h)(k)		335,987	310,380
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (h)(k)		1,092,000	1,064,722
Class D, 0.374% 10/15/20 (h)(k)		667,354	642,342
Class E, 0.434% 10/15/20 (h)(k)		834,661	786,685
Class F, 0.484% 10/15/20 (h)(k)		500,899	467,098
Class G, 0.524% 10/15/20 (h)(k)		619,188	571,213
Class H, 0.614% 10/15/20 (h)(k)		389,758	340,072
Class J, 0.764% 10/15/20 (h)(k)		225,021	86,075
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	668,482
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		894,764	910,662
Series 2012-C4 Class E, 5.5257% 3/15/45 (h)(k)		1,210,000	1,141,048
Series 1997-RR Class F, 7.402% 4/30/39 (h)(k)		81,775	81,775
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		207,934	154,296
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		$ 210,000	$ 204,489
Class O, 5.91% 11/15/31 (h)		185,708	53,286
Series 2004-IQ7 Class E, 5.3975% 6/15/38 (h)(k)		120,000	124,130
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(k)		86,577	86,686
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,563,737
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (k)		1,000,000	1,047,461
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (k)		510,681	552,923
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	777,877
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)		972,000	972,637
Series 2007-HQ12 Class A2, 5.5794% 4/12/49 (k)		8,626,107	8,756,439
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,148,631
Class B, 5.7275% 4/15/49 (k)		469,000	81,934
Series 2011-C1:
Class C, 5.2527% 9/15/47 (h)(k)		970,000	1,012,520
Class D, 5.2527% 9/15/47 (h)(k)		1,760,000	1,778,908
Class E, 5.2527% 9/15/47 (h)(k)		573,100	545,555
Series 2011-C2:
Class D, 5.3161% 6/15/44 (h)(k)		580,000	578,316
Class E, 5.3161% 6/15/44 (h)(k)		600,000	559,059
Class F, 5.3161% 6/15/44 (h)(k)		550,000	438,527
Class XB, 0.4639% 6/15/44 (h)(k)(m)		9,001,008	299,968
Series 2011-C3:
Class C, 5.1845% 7/15/49 (h)(k)		1,000,000	1,008,055
Class D, 5.1845% 7/15/49 (h)(k)		1,130,000	1,082,726
Class E, 5.1845% 7/15/49 (h)(k)		400,000	369,836
Series 2012-C4 Class D, 5.5257% 3/15/45 (h)(k)		330,000	328,063
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9097% 2/23/34 (k)		466,000	514,523
Series 2001-TOP3 Class E, 7.422% 7/15/33 (h)(k)		150,000	147,716
Series 2003-TOP9 Class E, 5.4707% 11/13/36 (h)(k)		78,000	81,195
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (m)		2,484	2,496
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		863,347	1,098,695
RBSCF Trust Series 2010-MB1 Class D, 4.6831% 4/15/24 (h)(k)		1,238,000	1,274,192
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	90,902
Class G, 4.456% 9/12/38 (h)	CAD	54,000	44,792
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2006-2:
Class H, 4.456% 9/12/38 (h)	CAD	36,000	$ 27,384
Class J, 4.456% 9/12/38 (h)	CAD	36,000	24,999
Class K, 4.456% 9/12/38 (h)	CAD	18,000	11,545
Class L, 4.456% 9/12/38 (h)	CAD	26,000	15,761
Class M, 4.456% 9/12/38 (h)	CAD	104,391	47,692
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	105,880
Class G, 4.57% 4/12/23	CAD	42,000	34,193
Class H, 4.57% 4/12/23	CAD	42,000	31,618
Class J, 4.57% 4/12/23 (k)	CAD	42,000	30,186
Class K, 4.57% 4/12/23	CAD	21,000	14,198
Class L, 4.57% 4/12/23	CAD	63,000	41,325
Class M, 4.57% 4/12/23	CAD	185,000	95,340
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(k)		$ 7,093	7,148
Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	105,867
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5276% 8/15/39 (k)		170,000	183,692
Series 2007-C4 Class F, 5.5276% 8/15/39 (k)		820,000	599,791
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	274,999
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7591% 7/15/24 (h)(k)		110,000	100,210
Class G, 0.7591% 7/15/24 (h)(k)		200,000	176,200
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(k)		310,000	264,652
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(k)		970,000	794,382
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(k)		284,000	312,097
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (h)(k)		1,299,000	1,128,083
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	197,223
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (h)(k)		1,523,203	1,401,346
Class G, 0.5441% 9/15/21 (h)(k)		1,779,101	1,636,773
Class J, 0.7841% 9/15/21 (h)(k)		395,545	336,213
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (h)(k)		4,565,501	4,073,605
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class LXR1, 0.8841% 6/15/20 (h)(k)		$ 233,698	$ 203,317
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48		5,044,309	5,091,044
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,976,745
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	49,482,093
Series 2007-C32 Class A3, 5.7482% 6/15/49 (k)		19,449,000	21,728,308
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (k)		11,720,000	12,789,122
Class A5, 5.9241% 2/15/51 (k)		19,259,000	21,704,180
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	342,765
Series 2004-C11:
Class D, 5.3763% 1/15/41 (k)		360,000	363,060
Class E, 5.4263% 1/15/41 (k)		327,000	329,533
Series 2004-C12 Class D, 5.3% 7/15/41 (k)		280,000	286,194
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	265,932
Class C, 5.21% 8/15/41		170,000	174,727
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (h)(k)		500,000	494,602
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,974,000
Series 2005-C22:
Class B, 5.3802% 12/15/44 (k)		4,218,000	3,430,010
Class F, 5.3802% 12/15/44 (h)(k)		3,171,000	952,442
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,568,667
Series 2007-C30 Class XP, 0.4764% 12/15/43 (h)(k)(m)		15,396,510	37,624
Series 2007-C31 Class C, 5.6796% 4/15/47 (k)		522,000	363,362
Series 2007-C32:
Class D, 5.7482% 6/15/49 (k)		1,431,000	576,392
Class E, 5.7482% 6/15/49 (k)		2,252,000	695,719
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (h)(k)(m)		20,614,217	757,366
Series 2012-LC5:
Class C, 4.693% 10/15/45 (k)		569,000	537,882
Class D, 4.7802% 10/15/45 (h)		1,621,000	1,382,760
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	365,627
Class D, 5.5483% 3/15/44 (h)(k)		230,000	218,118
Class E, 5% 3/15/44 (h)		890,000	725,929
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C4 Class E, 5.2484% 6/15/44 (h)(k)		$ 320,000	$ 295,276
Series 2011-C5:
Class C, 5.6363% 11/15/44 (h)(k)		260,000	268,881
Class D, 5.6363% 11/15/44 (h)(k)		600,000	601,794
Class E, 5.6363% 11/15/44 (h)(k)		590,000	555,356
Class XA, 2.0472% 11/15/44 (h)(k)(m)		5,120,560	547,419
Series 2012-C6 Class D, 5.563% 4/15/45 (h)(k)		540,000	498,901
Series 2012-C7:
Class C, 4.8488% 6/15/45 (k)		1,270,000	1,228,150
Class E, 4.8512% 6/15/45 (h)		890,000	771,076
Series 2012-C8 Class D, 4.8792% 8/15/45 (h)(k)		650,000	610,675
Series 2013-C11:
Class D, 4.1849% 3/15/45 (h)(k)		870,000	699,835
Class E, 4.1849% 3/15/45 (h)(k)		1,750,000	1,261,320
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(k)		600,000	475,798
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (h)		1,500,000	1,518,341
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4609% 12/15/45 (h)(k)		380,000	312,579
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $685,815,381)			765,722,888
Municipal Securities - 2.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,359,928
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,322,650
7.3% 10/1/39		18,415,000	23,010,832
7.5% 4/1/34		14,555,000	18,393,299
7.55% 4/1/39		17,880,000	23,142,442
7.6% 11/1/40		32,540,000	42,641,718
7.625% 3/1/40		5,410,000	7,040,087
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		11,325,000	12,581,396
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		60,045,000	52,679,880
Series 2010, 4.421% 1/1/15		6,825,000	7,055,071
Series 2010-1, 6.63% 2/1/35		11,945,000	11,784,818
Series 2010-3:
6.725% 4/1/35		17,810,000	17,731,458
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.: - continued
Series 2010-3:
7.35% 7/1/35		$ 8,165,000	$ 8,614,973
Series 2011:
5.665% 3/1/18		4,730,000	5,047,903
5.877% 3/1/19		19,855,000	21,311,364
TOTAL MUNICIPAL SECURITIES (Cost $272,749,949)			257,717,819
Foreign Government and Government Agency Obligations - 2.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,111,337	1,804,575
2.5% 12/31/38 (f)		2,330,000	763,075
7% 9/12/13		9,125,000	9,100,920
7% 10/3/15		5,700,000	5,061,283
Aruba Government 4.625% 9/14/23 (h)		760,000	708,700
Bahamian Republic 6.95% 11/20/29 (h)		855,000	953,325
Bahrain Kingdom 6.125% 8/1/23 (h)		580,000	556,800
Barbados Government:
7% 8/4/22 (h)		400,000	382,000
7.25% 12/15/21 (h)		470,000	455,900
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,035,000	3,833,250
8.95% 1/26/18		1,015,000	921,113
Brazilian Federative Republic:
5.625% 1/7/41		12,277,000	11,847,305
7.125% 1/20/37		1,505,000	1,711,938
8.25% 1/20/34		935,000	1,182,775
10.125% 5/15/27		425,000	635,375
12.25% 3/6/30		1,045,000	1,729,475
Buenos Aires Province 11.75% 10/5/15 (h)		100,000	88,500
City of Buenos Aires 12.5% 4/6/15 (h)		2,710,000	2,710,000
Colombian Republic:
6.125% 1/18/41		1,985,000	2,081,769
7.375% 9/18/37		1,680,000	2,032,800
10.375% 1/28/33		2,010,000	2,964,750
Congo Republic 3.5% 6/30/29 (f)		2,998,116	2,533,408
Costa Rican Republic:
4.25% 1/26/23 (h)		1,150,000	1,040,750
4.375% 4/30/25 (h)		690,000	608,925
5.625% 4/30/43 (h)		490,000	411,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Croatia Republic:
5.5% 4/4/23 (h)		$ 1,910,000	$ 1,828,825
6.25% 4/27/17 (h)		1,460,000	1,533,000
6.375% 3/24/21 (h)		1,550,000	1,573,250
6.625% 7/14/20 (h)		1,670,000	1,732,625
6.75% 11/5/19 (h)		2,050,000	2,157,625
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		975,000	892,125
6.25% 10/4/20 (h)		1,910,000	1,804,950
6.25% 7/27/21 (h)		1,410,000	1,332,450
7.4% 1/22/15 (h)		1,335,000	1,395,075
Dominican Republic:
1.25% 8/30/24 (k)		1,600,000	1,440,000
5.875% 4/18/24 (h)		570,000	532,950
7.5% 5/6/21 (h)		2,030,000	2,177,175
9.04% 1/23/18 (h)		1,244,354	1,359,457
El Salvador Republic:
7.625% 2/1/41 (h)		675,000	651,375
7.65% 6/15/35 (Reg. S)		1,165,000	1,124,225
8.25% 4/10/32 (Reg. S)		575,000	583,625
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		200,000	205,000
Georgia Republic 6.875% 4/12/21 (h)		1,120,000	1,173,200
Ghana Republic 7.875% 8/7/23 (h)		580,000	559,700
Guatemalan Republic:
4.875% 2/13/28 (h)		615,000	551,963
5.75% 6/6/22 (h)		935,000	944,350
Hungarian Republic:
4.125% 2/19/18		1,876,000	1,824,410
4.75% 2/3/15		2,755,000	2,816,988
7.625% 3/29/41		1,980,000	2,034,450
Indonesian Republic:
3.375% 4/15/23 (h)		555,000	446,775
4.625% 4/15/43 (h)		555,000	400,988
4.875% 5/5/21 (h)		1,260,000	1,162,350
5.25% 1/17/42 (h)		1,175,000	916,500
5.875% 3/13/20 (h)		1,260,000	1,253,700
6.625% 2/17/37 (h)		950,000	881,125
6.875% 1/17/18 (h)		285,000	307,800
7.75% 1/17/38 (h)		1,450,000	1,526,125
8.5% 10/12/35 (Reg. S)		1,435,000	1,628,725
11.625% 3/4/19 (h)		1,535,000	1,968,638
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,120,000	3,014,700
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Ivory Coast 7.1% 12/31/32 (f)		$ 1,550,000	$ 1,317,500
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,207,800
Latvian Republic:
2.75% 1/12/20 (h)		1,400,000	1,295,000
5.25% 2/22/17 (h)		850,000	914,855
5.25% 6/16/21 (h)		305,000	321,394
Lebanese Republic:
4% 12/31/17		4,117,500	3,999,328
4.75% 11/2/16		1,785,000	1,749,300
5.15% 11/12/18		1,190,000	1,130,500
5.45% 11/28/19		1,555,000	1,465,588
6.375% 3/9/20		1,180,000	1,168,200
Lithuanian Republic:
6.125% 3/9/21 (h)		1,960,000	2,175,600
6.625% 2/1/22 (h)		1,940,000	2,214,025
7.375% 2/11/20 (h)		2,455,000	2,896,900
Mongolian People's Republic 5.125% 12/5/22 (h)		600,000	477,000
Moroccan Kingdom:
4.25% 12/11/22 (h)		1,600,000	1,368,000
5.5% 12/11/42 (h)		600,000	478,500
Panamanian Republic:
4.3% 4/29/53		830,000	614,200
6.7% 1/26/36		1,570,000	1,742,700
8.875% 9/30/27		1,335,000	1,802,250
Peruvian Republic:
4% 3/7/27 (f)		1,360,000	1,360,000
5.625% 11/18/50		555,000	542,513
7.35% 7/21/25		700,000	868,000
8.75% 11/21/33		2,405,000	3,354,975
Philippine Republic:
6.375% 1/15/32		395,000	442,400
7.75% 1/14/31		1,655,000	2,060,475
9.5% 2/2/30		1,655,000	2,368,719
10.625% 3/16/25		1,210,000	1,821,050
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,190,000	1,073,975
5.95% 8/22/23 (h)		685,000	655,888
Polish Government:
3% 3/17/23		1,465,000	1,300,188
5% 3/23/22		1,805,000	1,890,738
6.375% 7/15/19		790,000	907,473
Provincia de Cordoba 12.375% 8/17/17 (h)		1,775,000	1,428,875
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 1,500,000	$ 1,590,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,012,500
Republic of Namibia 5.5% 11/3/21 (h)		740,000	747,400
Republic of Nigeria:
5.125% 7/12/18 (h)		590,000	594,425
6.375% 7/12/23 (h)		675,000	682,594
6.75% 1/28/21 (h)		860,000	911,600
Republic of Paraguay 4.625% 1/25/23 (h)		425,000	386,750
Republic of Serbia:
4.875% 2/25/20 (h)		1,390,000	1,254,475
5.25% 11/21/17 (h)		765,000	747,941
6.75% 11/1/24 (h)		2,658,893	2,542,433
7.25% 9/28/21 (h)		1,450,000	1,450,000
Republic of Zambia 5.375% 9/20/22 (h)		1,000,000	842,500
Romanian Republic:
4.375% 8/22/23 (h)		1,396,000	1,298,280
6.75% 2/7/22 (h)		2,872,000	3,188,494
Russian Federation:
5.625% 4/4/42 (h)		600,000	596,280
7.5% 3/31/30 (Reg. S)		4,460,315	5,146,311
12.75% 6/24/28 (Reg. S)		2,775,000	4,710,563
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,425,000	1,289,625
5.45% 2/9/17 (Reg. S)		655,000	685,261
Tanzania United Republic of 6.4499% 3/8/20 (k)		1,155,000	1,175,213
Turkish Republic:
4.875% 4/16/43		555,000	430,125
5.125% 3/25/22		515,000	491,825
5.625% 3/30/21		815,000	819,075
6% 1/14/41		1,020,000	912,900
6.25% 9/26/22		680,000	702,984
6.75% 4/3/18		1,075,000	1,166,375
6.75% 5/30/40		1,115,000	1,092,700
6.875% 3/17/36		1,795,000	1,792,756
7% 3/11/19		335,000	365,150
7.25% 3/5/38		1,150,000	1,196,000
7.375% 2/5/25		1,695,000	1,839,075
7.5% 11/7/19		595,000	664,913
8% 2/14/34		490,000	553,700
11.875% 1/15/30		330,000	501,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		$ 1,690,000	$ 1,504,100
Ukraine Government:
6.25% 6/17/16 (h)		1,155,000	1,061,214
6.75% 11/14/17 (h)		770,000	682,451
7.75% 9/23/20 (h)		1,280,000	1,123,200
7.8% 11/28/22 (h)		1,000,000	865,000
7.95% 6/4/14 (h)		2,110,000	2,083,625
7.95% 2/23/21 (h)		1,425,000	1,261,125
9.25% 7/24/17 (h)		2,150,000	2,101,625
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	622,663
United Mexican States:
4.75% 3/8/44		13,662,000	11,885,940
5.75% 10/12/2110		216,000	193,860
6.05% 1/11/40		1,116,000	1,181,844
6.75% 9/27/34		800,000	925,600
7.5% 4/8/33		360,000	450,000
8.3% 8/15/31		420,000	567,000
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,420,000	4,086,900
Venezuelan Republic:
6% 12/9/20		480,000	343,200
7% 3/31/38		395,000	256,750
8.5% 10/8/14		1,325,000	1,334,275
9% 5/7/23 (Reg. S)		1,325,000	1,060,000
9.25% 5/7/28 (Reg. S)		560,000	435,400
9.375% 1/13/34		455,000	352,625
10.75% 9/19/13		970,000	973,395
11.75% 10/21/26 (Reg. S)		1,090,000	986,450
11.95% 8/5/31 (Reg. S)		1,655,000	1,493,638
12.75% 8/23/22		2,850,000	2,821,500
13.625% 8/15/18		1,318,000	1,420,145
Vietnamese Socialist Republic:
1.3125% 3/12/16 (k)		769,565	704,152
4% 3/12/28 (f)		4,518,417	3,840,654
6.875% 1/15/16 (h)		1,980,000	2,088,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $246,421,354)			245,359,493
Supranational Obligations - 0.0%
		Principal Amount (e)	Value
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S) (Cost $417,213)		$ 420,000	$ 424,200
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(h)	1	863,100
TOTAL COMMON STOCKS (Cost $1,258,919)		863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	225,563
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	353,700
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	656,880
Series D, 7.50%	5,942	138,211
Boston Properties, Inc. 5.25%	17,500	367,325
CBL & Associates Properties, Inc.:
7.375%	7,720	190,916
Series E, 6.625%	25,000	572,500
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	232,500
Corporate Office Properties Trust:
Series H, 7.50%	5,000	123,900
Series L, 7.375%	12,221	296,726
DDR Corp. Series K, 6.25%	17,823	390,680
Digital Realty Trust, Inc. Series E, 7.00%	10,000	237,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	422,072
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,146
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust 7.75%	15,000	$ 374,250
Hersha Hospitality Trust Series B, 8.00%	13,844	350,945
Hospitality Properties Trust Series D, 7.125%	10,000	247,500
LaSalle Hotel Properties Series H, 7.50%	10,000	249,900
PS Business Parks, Inc.:
6.875%	10,000	247,100
Series S, 6.45%	21,000	488,670
Public Storage:
Series P, 6.50%	12,000	298,200
Series R, 6.35%	10,500	256,200
Series S, 5.90%	20,000	456,600
Realty Income Corp. Series F, 6.625%	12,000	289,680
Regency Centers Corp. Series 6, 6.625%	5,510	128,934
Retail Properties America, Inc. 7.00%	24,109	557,882
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	453,497
Stag Industrial, Inc. Series A, 9.00%	20,000	537,000
Sun Communities, Inc. Series A, 7.125%	14,801	361,884
Taubman Centers, Inc. Series J, 6.50%	11,338	259,980
		9,781,778
TOTAL PREFERRED STOCKS (Cost $10,437,351)		10,007,341
Floating Rate Loans - 0.3%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,000,000	1,025,000
Hilton Worldwide, Inc. term loan 4.435% 11/12/15 (k)	8,832,692	8,788,529
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (k)	431,355	437,825
Tranche B, term loan 11.375% 7/6/14 (k)	323,518	328,371
Tranche D, term loan 14.9% 7/6/14 (k)	650,000	661,375
		11,241,100
Floating Rate Loans - continued
	Principal Amount (e)	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (k)	$ 1,415,000	$ 1,351,325
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (k)	2,205,000	2,251,967
		3,603,292
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (k)	755,000	764,438
Tranche B 1LN, term loan 4.4992% 2/1/20 (k)	1,401,488	1,406,813
		2,171,251
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/17	1,247,973	1,266,693
Insurance - 0.0%
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (k)	940,000	951,750
Tranche B 1LN, term loan 4.5% 11/30/19 (k)	1,880,000	1,861,200
		2,812,950
Real Estate Management & Development - 0.1%
CityCenter term loan 8.75% 7/12/14 (k)	521,219	521,219
EOP Operating LP term loan:
6.02% 2/1/14 (k)	1,000,000	992,500
6.27% 2/1/14 (k)	1,200,000	1,191,000
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (k)	1,207,706	1,099,717
		3,804,436
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (k)	44,888	45,336
TOTAL FINANCIALS		10,100,666
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	533,785	508,431
Floating Rate Loans - continued
	Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Ceridian Corp. Tranche B, term loan 4.4334% 5/9/17 (k)	$ 525,000	$ 523,688
First Data Corp. term loan 4.1841% 3/24/18 (k)	4,645,000	4,598,550
		5,122,238
Software - 0.0%
BMC Software Finance, Inc. Tranche B, term loan 5% 8/9/20 (k)	1,160,000	1,160,000
TOTAL INFORMATION TECHNOLOGY		6,282,238
MATERIALS - 0.0%
Metals & Mining - 0.0%
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (k)	265,000	267,650
Tranche B 1LN, term loan 4.25% 7/19/19 (k)	75,000	75,285
		342,935
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B 4LN, term loan 4% 1/15/20 (k)	365,000	365,000
TOTAL FLOATING RATE LOANS (Cost $32,113,983)		32,443,662
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	1,155,482	1,063,044
Goldman Sachs 1.1875% 12/14/19 (k)	990,278	911,056
1.1875% 12/14/19 (k)	464,324	427,178
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,309,525)		2,401,278
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,356,348)	1,329,000	1,393,253
Fixed-Income Funds - 24.6%
	Shares	Value
Fidelity Floating Rate Central Fund (l)	3,873,995	$ 412,309,245
Fidelity Mortgage Backed Securities Central Fund (l)	25,109,176	2,640,480,896
TOTAL FIXED-INCOME FUNDS (Cost $2,894,206,335)		3,052,790,141
Preferred Securities - 0.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 1,850,000	1,946,761
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	1,060,000	1,060,590
		3,007,351
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)	750,000	754,540
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (h)(i)	600,000	467,586
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
JPMorgan Chase & Co. 6% (i)(k)	2,895,000	2,765,847
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)	1,700,000	1,365,641
TOTAL PREFERRED SECURITIES (Cost $8,961,691)		8,360,965
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $218,365,740)	218,365,740	218,365,740
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $151,845,000)	$ 151,845,844	$ 151,845,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $12,505,287,941)		12,814,567,540
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(386,712,683)
NET ASSETS - 100%		$ 12,427,854,857
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 9/1/43	$ (27,100,000)	(25,908,022)
3% 9/1/43	(16,000,000)	(15,296,250)
3% 9/1/43	(9,600,000)	(9,177,750)
3% 9/1/43	(17,500,000)	(16,730,273)
3% 9/1/43	(1,600,000)	(1,529,625)
4% 9/1/43	(6,800,000)	(7,011,969)
4% 9/1/43	(6,800,000)	(7,011,969)
4% 9/1/43	(26,200,000)	(27,016,704)
4.5% 9/1/43	(36,200,000)	(38,191,004)
5% 9/1/43	(17,800,000)	(19,132,652)
5.5% 9/1/43	(10,700,000)	(11,616,187)
5.5% 9/1/43	(10,700,000)	(11,616,187)
TOTAL FANNIE MAE		(190,238,592)
Ginnie Mae
4% 9/1/43	(34,400,000)	(35,714,188)
4% 9/1/43	(30,100,000)	(31,249,913)
4% 9/1/43	(30,000,000)	(31,146,093)
4% 9/1/43	(6,400,000)	(6,644,500)
4% 9/1/43	(6,800,000)	(7,059,781)
4% 9/1/43	(4,900,000)	(5,087,195)
4% 9/1/43	(4,000,000)	(4,152,812)
4% 9/1/43	(4,300,000)	(4,464,273)
TOTAL GINNIE MAE		(125,518,755)
TOTAL TBA SALE COMMITMENTS (Proceeds $316,334,562)		$ (315,757,347)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (10,366)	$ 0	$ (10,366)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,057,173,850 or 8.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $281,322 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 276,264
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$151,845,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 151,845,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 932,499
Fidelity Floating Rate Central Fund	20,911,556
Fidelity Mortgage Backed Securities Central Fund	57,869,203
Total	$ 79,713,258
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 20,911,543	$ 74,964,151	$ 412,309,245	30.8%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	57,869,203	662,831,266	2,640,480,896	19.2%
Total	$ 3,821,365,685	$ 78,780,746	$ 737,795,417	$ 3,052,790,141
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,007,341	$ 9,781,778	$ 225,563	$ -
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,973,958,913	-	3,973,871,015	87,898
U.S. Government and Government Agency Obligations	2,691,144,818	-	2,691,144,818	-
U.S. Government Agency - Mortgage Securities	1,092,249,032	-	1,092,249,032	-
Asset-Backed Securities	140,981,840	-	129,371,304	11,610,536
Collateralized Mortgage Obligations	168,538,057	-	167,433,161	1,104,896
Commercial Mortgage Securities	765,722,888	-	761,851,569	3,871,319
Municipal Securities	257,717,819	-	257,717,819	-
Foreign Government and Government Agency Obligations	245,359,493	-	243,999,493	1,360,000
Supranational Obligations	424,200	-	424,200	-
Floating Rate Loans	32,443,662	-	26,019,679	6,423,983
Sovereign Loan Participations	2,401,278	-	-	2,401,278
Bank Notes	1,393,253	-	1,393,253	-
Fixed-Income Funds	3,052,790,141	3,052,790,141	-	-
Preferred Securities	8,360,965	-	7,300,375	1,060,590
Money Market Funds	218,365,740	218,365,740	-	-
Cash Equivalents	151,845,000	-	151,845,000	-
Total Investments in Securities:	$ 12,814,567,540	$ 3,280,937,659	$ 9,504,846,281	$ 28,783,600
Derivative Instruments:
Liabilities
Swaps	$ (10,366)	$ -	$ (10,366)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (315,757,347)	$ -	$ (315,757,347)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (10,366)
Total Value of Derivatives	$ -	$ (10,366)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013
Assets
Investment in securities, at value (including securities loaned of $148,867,647 and repurchase agreements of $151,845,000) - See accompanying schedule: Unaffiliated issuers (cost $9,392,715,866)	$ 9,543,411,659
Fidelity Central Funds (cost $3,112,572,075)	3,271,155,881
Total Investments (cost $12,505,287,941)		$ 12,814,567,540
Cash		2,632,791
Receivable for investments sold Regular delivery		1,232,260,999
Delayed delivery		100,930,294
Receivable for TBA sale commitments		316,334,562
Receivable for swaps		95
Receivable for fund shares sold		9,937,778
Dividends receivable		17,595
Interest receivable		72,995,978
Distributions receivable from Fidelity Central Funds		29,595
Receivable from investment adviser for expense reductions		2,999
Other receivables		447,159
Total assets		14,550,157,385

Liabilities
Payable for investments purchased Regular delivery	$ 1,231,891,456
Delayed delivery	401,662,189
TBA sale commitments, at value	315,757,347
Payable for fund shares redeemed	14,509,766
Distributions payable	1,597,453
Bi-lateral OTC swaps, at value	10,366
Accrued management fee	3,275,168
Distribution and service plan fees payable	195,133
Other affiliated payables	1,489,434
Other payables and accrued expenses	69,216
Collateral on securities loaned, at value	151,845,000
Total liabilities		2,122,302,528

Net Assets		$ 12,427,854,857
Net Assets consist of:
Paid in capital		$ 12,320,361,499
Undistributed net investment income		26,914,007
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,266,955)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		309,846,306
Net Assets		$ 12,427,854,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,259,114 ÷ 49,373,852 shares)	$ 10.48

Maximum offering price per share (100/96.00 of $10.48)	$ 10.92
Class T: Net Asset Value and redemption price per share ($52,847,607 ÷ 5,052,629 shares)	$ 10.46

Maximum offering price per share (100/96.00 of $10.46)	$ 10.90
Class B: Net Asset Value and offering price per share ($7,111,689 ÷ 678,636 shares)A	$ 10.48

Class C: Net Asset Value and offering price per share ($79,710,960 ÷ 7,609,366 shares)A	$ 10.48

Total Bond: Net Asset Value, offering price and redemption price per share ($11,526,014,411 ÷ 1,100,367,741 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($244,911,076 ÷ 23,415,066 shares)	$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2013

Investment Income
Dividends		$ 1,017,896
Interest		364,559,406
Income from Fidelity Central Funds		79,713,258
Total income		445,290,560

Expenses
Management fee	$ 43,714,707
Transfer agent fees	14,746,768
Distribution and service plan fees	2,770,877
Fund wide operations fee	4,964,528
Independent trustees' compensation	53,100
Interest	2,018
Miscellaneous	33,974
Total expenses before reductions	66,285,972
Expense reductions	(22,137)	66,263,835
Net investment income (loss)		379,026,725
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,915,518
Fidelity Central Funds	6,245,135
Foreign currency transactions	(207)
Swaps	(15,889)
Total net realized gain (loss)		99,144,557
Change in net unrealized appreciation (depreciation) on: Investment securities	(689,316,663)
Assets and liabilities in foreign currencies	(144)
Swaps	24,812
Delayed delivery commitments	1,714,799
Total change in net unrealized appreciation (depreciation)		(687,577,196)
Net gain (loss)		(588,432,639)
Net increase (decrease) in net assets resulting from operations		$ (209,405,914)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 379,026,725	$ 466,524,668
Net realized gain (loss)	99,144,557	403,365,138
Change in net unrealized appreciation (depreciation)	(687,577,196)	168,945,852
Net increase (decrease) in net assets resulting from operations	(209,405,914)	1,038,835,658
Distributions to shareholders from net investment income	(361,890,942)	(476,613,394)
Distributions to shareholders from net realized gain	(483,153,308)	(215,970,794)
Total distributions	(845,044,250)	(692,584,188)
Share transactions - net increase (decrease)	(1,894,878,488)	1,722,265,752
Total increase (decrease) in net assets	(2,949,328,652)	2,068,517,222

Net Assets
Beginning of period	15,377,183,509	13,308,666,287
End of period (including undistributed net investment income of $26,914,007 and undistributed net investment income of $32,646,990, respectively)	$ 12,427,854,857	$ 15,377,183,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) C	.263	.322	.381	.428	.494
Net realized and unrealized gain (loss)	(.468)	.438	.187	.778	.231
Total from investment operations	(.205)	.760	.568	1.206	.725
Distributions from net investment income	(.250)	(.335)	(.367)	(.402)	(.447)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.605)	(.510)	(.578)	(.436)	(.515)
Net asset value, end of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return A, B	(1.94)%	7.11%	5.35%	11.97%	7.79%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.82%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.79%	.82%	.83%	.82%	.80%
Expenses net of all reductions	.79%	.82%	.83%	.82%	.80%
Net investment income (loss)	2.41%	2.92%	3.50%	4.00%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Income from Investment Operations
Net investment income (loss) C	.265	.328	.386	.426	.488
Net realized and unrealized gain (loss)	(.477)	.433	.186	.778	.233
Total from investment operations	(.212)	.761	.572	1.204	.721
Distributions from net investment income	(.253)	(.336)	(.371)	(.400)	(.443)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.608)	(.511)	(.582)	(.434)	(.511)
Net asset value, end of period	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Total Return A, B	(2.01)%	7.14%	5.39%	11.97%	7.74%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.77%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.76%	.77%	.80%	.82%	.85%
Expenses net of all reductions	.76%	.77%	.80%	.82%	.85%
Net investment income (loss)	2.44%	2.97%	3.54%	4.01%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,848	$ 59,896	$ 60,500	$ 71,349	$ 48,090
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) C	.189	.247	.307	.351	.423
Net realized and unrealized gain (loss)	(.469)	.434	.177	.787	.233
Total from investment operations	(.280)	.681	.484	1.138	.656
Distributions from net investment income	(.175)	(.256)	(.293)	(.324)	(.378)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.530)	(.431)	(.504)	(.358)	(.446)
Net asset value, end of period	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Total Return A, B	(2.61)%	6.36%	4.54%	11.26%	7.01%
Ratios to Average Net Assets D, F
Expenses before reductions	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.48%	1.50%	1.52%	1.53%	1.53%
Net investment income (loss)	1.73%	2.24%	2.82%	3.29%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,112	$ 11,515	$ 9,225	$ 13,017	$ 9,054
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) C	.185	.246	.308	.354	.425
Net realized and unrealized gain (loss)	(.469)	.434	.187	.778	.232
Total from investment operations	(.284)	.680	.495	1.132	.657
Distributions from net investment income	(.171)	(.255)	(.294)	(.328)	(.379)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.526)	(.430)	(.505)	(.362)	(.447)
Net asset value, end of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return A, B	(2.65)%	6.34%	4.65%	11.20%	7.02%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.51%	1.51%	1.51%	1.50%	1.52%
Net investment income (loss)	1.69%	2.23%	2.83%	3.32%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,711	$ 102,385	$ 63,867	$ 91,439	$ 55,958
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) B	.300	.363	.423	.466	.527
Net realized and unrealized gain (loss)	(.478)	.434	.187	.778	.232
Total from investment operations	(.178)	.797	.610	1.244	.759
Distributions from net investment income	(.287)	(.372)	(.409)	(.440)	(.481)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.642)	(.547)	(.620)	(.474)	(.549)
Net asset value, end of period	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return A	(1.70)%	7.48%	5.76%	12.37%	8.17%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.75%	3.29%	3.89%	4.37%	5.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828
Portfolio turnover rate D	201%	155%	168% F	130%	104% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Income from Investment Operations
Net investment income (loss) B	.295	.353	.413	.458	.518
Net realized and unrealized gain (loss)	(.469)	.435	.178	.788	.224
Total from investment operations	(.174)	.788	.591	1.246	.742
Distributions from net investment income	(.281)	(.363)	(.400)	(.432)	(.474)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.636)	(.538)	(.611)	(.466)	(.542)
Net asset value, end of period	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Total Return A	(1.67)%	7.40%	5.58%	12.41%	7.99%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.53%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.51%	.53%	.54%	.52%	.53%
Expenses net of all reductions	.51%	.53%	.54%	.52%	.53%
Net investment income (loss)	2.69%	3.20%	3.80%	4.30%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,911	$ 596,238	$ 531,451	$ 509,388	$ 884,991
Portfolio turnover rate D	201%	155%	168% F	130%	104% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

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Investment Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 369,120,604
Gross unrealized depreciation	(262,953,316)
Net unrealized appreciation (depreciation) on securities and other investments	$ 106,167,288

Tax Cost	$ 12,708,400,252

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 126,641,800
Net unrealized appreciation (depreciation)	$ 106,733,984

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $112,868,569 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 610,165,833	$ 543,254,351
Long-term Capital Gains	234,878,417	149,329,837
Total	$ 845,044,250	$ 692,584,188

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

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Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based

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Risk Exposures and the Use of Derivative Instruments - continued

on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (15,889)	$ 24,812

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized

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Swaps - continued

gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,756,325,130 and $2,574,471,519, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,514,060	$ 29,979
Class T	-%	.25%	143,541	-
Class B	.65%	.25%	88,586	65,078
Class C	.75%	.25%	1,024,690	245,178
			$ 2,770,877	$ 340,235

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62,273
Class T	13,362
Class B*	27,770
Class C*	22,690
$ 126,095

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,141,760.19
Class T	93,654.16
Class B	22,067.22
Class C	163,149.16
Total Bond	12,852,126.10
Institutional Class	474,012.16
	$ 14,746,768

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 151,851,000.48%		$ 2,018

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33,974 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $357,405.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $230 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,785.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,122.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 13,856,375	$ 33,174,378
Class T	1,335,806	1,623,184
Class B	157,101	234,459
Class C	1,597,527	1,815,511
Total Bond	337,369,105	422,085,321
Institutional Class	7,575,028	17,680,541
Total	$ 361,890,942	$ 476,613,394

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders - continued

Years ended August 31,	2013	2012
From net realized gain
Class A	$ 20,687,431	$ 20,453,255
Class T	1,928,191	936,741
Class B	349,359	146,504
Class C	3,423,874	1,103,220
Total Bond	440,267,458	184,845,293
Institutional Class	16,496,995	8,485,781
Total	$ 483,153,308	$ 215,970,794

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	20,952,007	55,687,021	$ 228,985,405	$ 616,317,251
Reinvestment of distributions	2,952,832	4,615,320	32,396,722	50,468,160
Shares redeemed	(31,575,631)	(114,257,352)	(343,352,591)	(1,261,967,797)
Net increase (decrease)	(7,670,792)	(53,955,011)	$ (81,970,464)	$ (595,182,386)
Class T
Shares sold	3,936,447	3,204,699	$ 42,970,405	$ 35,225,108
Reinvestment of distributions	275,892	211,056	3,021,149	2,311,967
Shares redeemed	(4,471,257)	(3,591,541)	(48,844,595)	(39,283,078)
Net increase (decrease)	(258,918)	(175,786)	$ (2,853,041)	$ (1,746,003)
Class B
Shares sold	106,348	412,177	$ 1,174,070	$ 4,548,077
Reinvestment of distributions	36,786	27,801	404,147	304,772
Shares redeemed	(484,181)	(255,876)	(5,268,286)	(2,827,300)
Net increase (decrease)	(341,047)	184,102	$ (3,690,069)	$ 2,025,549
Class C
Shares sold	3,731,777	4,840,132	$ 40,987,087	$ 53,492,696
Reinvestment of distributions	401,639	232,155	4,409,431	2,545,589
Shares redeemed	(5,594,010)	(1,789,177)	(60,690,825)	(19,700,005)
Net increase (decrease)	(1,460,594)	3,283,110	$ (15,294,307)	$ 36,338,280

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Total Bond
Shares sold	366,265,927	465,601,300	$ 4,002,072,041	$ 5,136,671,142
Reinvestment of distributions	66,896,119	52,638,341	733,147,180	578,033,531
Shares redeemed	(569,816,178)	(315,889,184)	(6,201,278,267)	(3,486,452,105)
Net increase (decrease)	(136,654,132)	202,350,457	$ (1,466,059,046)	$ 2,228,252,568
Institutional Class
Shares sold	12,365,882	20,638,230	$ 134,331,012	$ 227,773,701
Reinvestment of distributions	2,076,800	2,315,493	22,818,644	25,373,096
Shares redeemed	(43,921,575)	(18,279,211)	(482,161,217)	(200,569,053)
Net increase (decrease)	(29,478,893)	4,674,512	$ (325,011,561)	$ 52,577,744

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay on October 14, 2013, to shareholders of record at the opening of business on October 11, 2013, a distribution of $0.109 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013 $197,290,359, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $236,562,251 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

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Fidelity Advisor®

Total Bond

Fund - Class A, Class T, Class B,
and Class C

Annual Report

August 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-5.87%	5.09%	4.55%
Class T (incl. 4.00% sales charge) B	-5.93%	5.08%	4.50%
Class B (incl. contingent deferred sales charge) C	-7.26%	4.88%	4.43%
Class C (incl. contingent deferred sales charge) D	-3.58%	5.21%	4.25%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns between June 16, 2004 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to June 16, 2004 are those of Fidelity® Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class B shares' contingent deferred sales charges included in past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class A on August 31, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor® Total Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -1.94%, -2.01%, -2.61% and -2.65%, respectively (excluding sales charges), while the Barclays® U.S. Aggregate Bond Index returned -2.47%. Both sector and security selection added meaningful value across the portfolio. Although fixed-income securities came under intense pressure beginning in May, conditions leading up to that point were largely supportive of riskier assets, thanks to strong demand from income-oriented investors in an ultra-low-yield environment. As a result, our continued emphasis on sectors of the market that trade with a risk premium, or "yield spread," over U.S. Treasuries paid off this period throughout the portfolio. Specifically, we saw solid results from our core investment-grade holdings and also benefited from modest out-of-index allocations to the more credit-sensitive "plus" sectors, which mostly outpaced investment-grade bonds for the year. The biggest contribution came from our holdings in high-yield bonds and leveraged loans - debt obligations of companies with below-investment-grade ratings - and high-yield commercial mortgage-backed securities, all of which produced solid single-digit gains amid strong investor demand and improving business fundamentals.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.76%
Actual		$ 1,000.00	$ 971.30	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.76%
Actual		$ 1,000.00	$ 971.20	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.46%
Actual		$ 1,000.00	$ 967.80	$ 7.24
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.43
Class C	1.51%
Actual		$ 1,000.00	$ 967.60	$ 7.49
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Total Bond	.45%
Actual		$ 1,000.00	$ 971.90	$ 2.24
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 972.40	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 49.9%	U.S. Government and U.S. Government Agency Obligations 55.9%
AAA 2.9%	AAA 2.9%
AA 3.1%	AA 2.5%
A 10.2%	A 7.7%
BBB 19.0%	BBB 17.4%
BB and Below 11.4%	BB and Below 9.1%
Not Rated 1.1%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.7	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.3	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 32.1%		Corporate Bonds 27.2%
	U.S. Government and U.S. Government Agency Obligations 49.9%		U.S. Government and U.S. Government Agency Obligations 55.9%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 0.7%
	CMOs and Other Mortgage Related Securities 6.9%		CMOs and Other Mortgage Related Securities 6.1%
	Municipal Bonds 2.1%		Municipal Bonds 1.7%
	Stocks 0.1%		Stocks 0.1%
	Other Investments 5.5%		Other Investments 5.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	7.7%	** Foreign investments	5.7%
* Futures and Swaps	(0.4%)	** Futures and Swaps	(0.4%)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.0%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21		$ 3,295,000	$ 3,352,663
Dana Holding Corp.:
5.375% 9/15/21		645,000	633,713
6% 9/15/23		645,000	628,875
6.5% 2/15/19		2,080,000	2,210,000
Delphi Corp. 5% 2/15/23		11,710,000	11,900,288
JB Poindexter & Co., Inc. 9% 4/1/22 (h)		1,900,000	1,995,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		600,000	579,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(k)		2,250,000	2,340,000
Tenneco, Inc. 6.875% 12/15/20		1,505,000	1,614,113
			25,253,652
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,870,000	4,203,788
8.25% 6/15/21		1,695,000	1,860,263
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,492,901
			13,556,952
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)		1,206,000	1,189,258
4.25% 6/15/23 (h)		8,466,000	8,300,667
5.75% 6/15/43 (h)		6,102,000	6,261,958
			15,751,883
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		5,045,000	5,398,150
FelCor Lodging LP:
5.625% 3/1/23		135,000	125,550
6.75% 6/1/19		475,000	497,563
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,819,755
MCE Finance Ltd. 5% 2/15/21 (h)		5,470,000	5,018,725
MGM Mirage, Inc.:
7.625% 1/15/17		2,355,000	2,614,050
8.625% 2/1/19		1,960,000	2,200,100
11.375% 3/1/18		1,845,000	2,306,250
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)		635,000	642,938
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd. 5% 2/15/18 (h)		$ 3,950,000	$ 3,900,625
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,363,000
Playa Resorts Holding BV 8% 8/15/20 (h)		1,170,000	1,193,400
PNK Finance Corp. 6.375% 8/1/21 (h)		1,550,000	1,546,125
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	4,708,081
7.25% 3/15/18		465,000	527,775
7.5% 10/15/27		1,885,000	2,007,525
yankee 7.25% 6/15/16		2,445,000	2,738,400
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)		3,705,000	3,575,325
Times Square Hotel Trust 8.528% 8/1/26 (h)		815,500	1,033,595
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		1,535,000	1,515,813
			46,732,745
Household Durables - 0.4%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,634,450
4.375% 9/15/22		865,000	769,850
Lennar Corp.:
4.125% 12/1/18 (h)		1,685,000	1,600,750
5% 11/15/22 (h)		1,875,000	1,720,313
6.95% 6/1/18		4,640,000	5,034,400
12.25% 6/1/17		1,135,000	1,458,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,133,513
7.875% 8/15/19		1,760,000	1,936,000
8.5% 5/15/18 (f)		7,125,000	7,374,375
9.875% 8/15/19		2,460,000	2,613,750
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	8,604,950
8.375% 1/15/21		1,880,000	2,105,600
10.75% 9/15/16		2,370,000	2,814,375
Toll Brothers Finance Corp. 4.375% 4/15/23		3,000,000	2,745,000
			44,545,801
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (h)		1,800,000	1,809,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (h)		$ 1,055,000	$ 1,007,525
Media - 2.1%
AMC Networks, Inc. 4.75% 12/15/22		1,960,000	1,837,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	626,150
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,691,813
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		6,485,000	6,566,063
7% 1/15/19		8,610,000	9,105,075
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		1,585,000	1,581,038
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		2,020,000	1,858,400
Cinemark U.S.A., Inc. 4.875% 6/1/23		775,000	713,000
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,265,438
6.5% 11/15/22		1,525,000	1,525,000
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,241,600
Comcast Corp.:
4.65% 7/15/42		16,692,000	15,881,520
4.95% 6/15/16		2,344,000	2,580,322
5.15% 3/1/20		435,000	490,363
6.4% 3/1/40		432,000	513,240
6.45% 3/15/37		2,196,000	2,606,891
COX Communications, Inc. 3.25% 12/15/22 (h)		4,795,000	4,217,653
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,580,680
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,660,358
3.7% 6/1/15		7,129,000	7,463,977
4.875% 4/1/43		4,194,000	3,848,368
6.35% 6/1/40		6,392,000	7,025,287
DISH DBS Corp. 4.25% 4/1/18		1,950,000	1,920,750
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		1,100,000	1,193,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		3,205,000	3,381,275
MDC Partners, Inc. 6.75% 4/1/20 (h)		565,000	572,063
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15		$ 3,514,000	$ 3,680,585
5.15% 4/30/20		11,614,000	13,073,241
6.4% 4/30/40		18,278,000	21,754,073
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	4,895,678
News America, Inc.:
6.15% 3/1/37		4,759,000	5,139,025
6.15% 2/15/41		11,572,000	12,686,256
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		1,345,000	1,277,750
Quebecor Media, Inc.:
5.75% 1/15/23		2,505,000	2,335,913
7.75% 3/15/16		1,345,000	1,362,377
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		280,000	277,200
Regal Entertainment Group 5.75% 6/15/23		1,385,000	1,294,975
Sirius XM Radio, Inc. 5.75% 8/1/21 (h)		2,060,000	2,018,800
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,513,700
Time Warner Cable, Inc.:
4% 9/1/21		16,335,000	15,322,769
4.5% 9/15/42		25,085,000	19,408,089
5.5% 9/1/41		5,332,000	4,534,973
5.85% 5/1/17		3,419,000	3,718,279
5.875% 11/15/40		2,704,000	2,420,605
6.75% 7/1/18		13,763,000	15,319,210
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,241,818
5.875% 11/15/16		368,000	416,111
6.2% 3/15/40		11,792,000	12,818,175
6.5% 11/15/36		9,243,000	10,291,554
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,540,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)		785,000	739,863
7.5% 3/15/19 (h)		660,000	712,800
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		995,000	1,074,600
Viacom, Inc.:
2.5% 9/1/18		1,478,000	1,460,350
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
4.375% 3/15/43		$ 2,063,000	$ 1,685,201
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		2,140,000	2,214,900
			261,176,819
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (h)		4,955,000	4,793,963
Specialty Retail - 0.1%
Best Buy Co., Inc. 5% 8/1/18		1,955,000	1,970,032
Claire's Stores, Inc.:
7.75% 6/1/20 (h)		1,393,000	1,386,035
9% 3/15/19 (h)		1,825,000	2,032,594
			5,388,661
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,700,000
The William Carter Co. 5.25% 8/15/21 (h)		2,085,000	2,095,425
			4,795,425
TOTAL CONSUMER DISCRETIONARY			424,812,426
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Beam, Inc.:
1.75% 6/15/18		6,578,000	6,398,315
1.875% 5/15/17		2,703,000	2,695,053
3.25% 6/15/23		4,302,000	4,083,557
FBG Finance Ltd. 5.125% 6/15/15 (h)		3,662,000	3,928,279
Fortune Brands, Inc. 5.375% 1/15/16		321,000	349,545
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,099,429
2.75% 4/1/23 (h)		7,651,000	6,891,677
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,232,366
			41,678,221
Food & Staples Retailing - 0.2%
DS Waters of America, Inc. 10% 9/1/21 (h)		890,000	898,900
ESAL GmbH 6.25% 2/5/23 (h)		4,345,000	3,888,775
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		4,330,000	4,091,850
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.:
6.75% 6/15/21 (h)		$ 6,575,000	$ 6,657,188
9.25% 3/15/20		11,390,000	12,884,938
			28,421,651
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,523,474
3.2% 1/25/23		5,362,000	4,997,491
4.65% 1/25/43		4,517,000	4,120,575
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		1,580,000	1,580,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (h)		1,510,000	1,574,175
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		360,000	312,768
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,861,389
6.125% 2/1/18		10,623,000	12,206,496
6.5% 8/11/17		10,238,000	11,847,045
6.75% 2/19/14		540,000	554,861
Post Holdings, Inc. 7.375% 2/15/22		1,445,000	1,524,475
			55,102,749
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		785,000	730,050
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	8,619,960
4.25% 8/9/42		9,573,000	7,840,153
4.75% 5/5/21		7,000,000	7,400,932
9.7% 11/10/18		7,983,000	10,446,953
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	6,725,208
4.75% 11/1/42		11,385,000	9,901,523
6.75% 6/15/17		3,719,000	4,279,766
7.25% 6/15/37		5,056,000	5,795,384
			61,009,879
TOTAL CONSUMER STAPLES			186,942,550
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - 4.8%
Energy Equipment & Services - 0.7%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		$ 1,260,000	$ 1,266,300
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	11,462,604
5.35% 3/15/20 (h)		8,816,000	9,364,470
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,461,276
5% 10/1/21		7,366,000	7,766,394
6.5% 4/1/20		738,000	844,668
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)		2,427,000	2,548,350
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,694,100
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (h)		2,045,000	1,983,650
FMC Technologies, Inc.:
2% 10/1/17		1,803,000	1,767,768
3.45% 10/1/22		3,267,000	3,100,628
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,597,950
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (h)		1,165,000	1,112,575
5.875% 4/1/20		585,000	592,313
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	856,625
7.5% 11/1/19		3,720,000	3,868,800
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,354,900
Pacific Drilling SA 5.375% 6/1/20 (h)		2,960,000	2,856,400
Petroleum Geo-Services ASA 7.375% 12/15/18 (h)		2,245,000	2,458,275
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		670,000	829,393
Precision Drilling Corp.:
6.5% 12/15/21		170,000	177,650
6.625% 11/15/20		1,890,000	1,989,225
SESI LLC 7.125% 12/15/21		2,140,000	2,316,550
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,276,900
Weatherford International Ltd. 4.95% 10/15/13		2,173,000	2,182,240
			87,730,004
Oil, Gas & Consumable Fuels - 4.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		2,510,000	2,334,300
Afren PLC 11.5% 2/1/16 (h)		720,000	822,600
Alpha Natural Resources, Inc.:
6% 6/1/19		1,330,000	1,137,150
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc.: - continued
6.25% 6/1/21		$ 130,000	$ 108,875
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	543,662
6.375% 9/15/17		19,790,000	22,877,161
Antero Resources Finance Corp.:
6% 12/1/20		2,950,000	2,942,625
7.25% 8/1/19		1,080,000	1,134,000
9.375% 12/1/17		2,915,000	3,089,900
Apache Corp. 4.75% 4/15/43		9,180,000	8,815,756
Approach Resources, Inc. 7% 6/15/21		2,140,000	2,166,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75% 11/15/21 (h)		465,000	413,850
Chesapeake Energy Corp.:
5.375% 6/15/21		1,220,000	1,210,850
6.125% 2/15/21		6,045,000	6,286,800
6.875% 11/15/20		1,195,000	1,293,588
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	2,913,990
6.125% 7/15/22		1,240,000	1,274,100
Chevron Corp.:
2.427% 6/24/20		5,909,000	5,755,868
3.191% 6/24/23		14,905,000	14,430,604
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,522,010
5.75% 2/1/19		2,930,000	3,391,340
CONSOL Energy, Inc.:
8% 4/1/17		505,000	532,775
8.25% 4/1/20		1,650,000	1,749,000
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	835,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,818,932
3.875% 3/15/23		3,639,000	3,319,121
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,494,938
DTEK Finance BV 9.5% 4/28/15 (h)		117,000	120,253
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,638,381
6.45% 11/3/36 (h)		13,741,000	14,440,554
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17		$ 1,166,000	$ 1,310,154
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,395,495
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,718,121
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		2,040,000	2,004,300
Energy Partners Ltd. 8.25% 2/15/18		475,000	499,938
Enterprise Products Operating LP 5.6% 10/15/14		483,000	507,882
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		1,245,000	1,332,150
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,386,563
9.375% 5/1/20		5,020,000	5,522,000
Forest Oil Corp.:
7.25% 6/15/19		1,110,000	1,101,675
7.5% 9/15/20		2,050,000	1,968,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		750,000	761,250
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,815,000	1,855,838
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	250,796
Indo Energy Finance II BV 6.375% 1/24/23 (h)		610,000	472,750
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	892,500
7% 5/5/20 (h)		1,385,000	1,521,838
9.125% 7/2/18 (h)		1,455,000	1,735,088
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		765,000	678,938
5.75% 4/30/43 (h)		1,565,000	1,275,475
Kodiak Oil & Gas Corp. 5.5% 2/1/22 (h)		1,780,000	1,717,700
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,893,330
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)		10,834,000	11,168,760
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		4,187,000	4,756,055
6.85% 1/15/40 (h)		5,937,000	7,247,035
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,896,225
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,073,750
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,195,380
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (h)		3,345,000	3,311,550
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		1,551,000	1,609,163
Pan American Energy LLC 7.875% 5/7/21 (h)		1,490,000	1,467,650
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	896,100
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada 6.05% 5/15/18		$ 3,850,000	$ 4,457,680
Petrobras Global Finance BV:
2.4081% 1/15/19 (k)		1,060,000	1,030,850
4.375% 5/20/23		20,096,000	17,642,278
5.625% 5/20/43		11,835,000	9,494,652
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,454,454
5.375% 1/27/21		25,339,000	24,743,103
5.75% 1/20/20		6,930,000	7,014,504
6.875% 1/20/40		655,000	622,971
7.875% 3/15/19		10,517,000	11,838,598
8.375% 12/10/18		775,000	909,540
Petroleos de Venezuela SA:
4.9% 10/28/14		3,220,000	3,034,850
8% 11/17/13		2,000,000	2,012,000
8.5% 11/2/17 (h)		7,305,000	6,527,018
9.75% 5/17/35 (h)		1,090,000	818,590
12.75% 2/17/22 (h)		2,605,000	2,526,850
Petroleos Mexicanos:
3.5% 7/18/18		13,042,000	13,152,857
3.5% 1/30/23		10,045,000	8,990,275
4.875% 1/24/22		12,142,000	12,263,420
4.875% 1/18/24		570,000	561,450
5.5% 1/21/21		12,069,000	12,793,140
5.5% 6/27/44		22,049,000	19,127,508
6% 3/5/20		1,008,000	1,106,280
6.5% 6/2/41		20,250,000	20,148,750
6.625% (h)(i)		3,345,000	3,351,356
8% 5/3/19		290,000	348,725
Phillips 66:
4.3% 4/1/22		12,618,000	12,727,247
5.875% 5/1/42		10,804,000	11,468,187
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,152,012
3.95% 9/15/15		5,869,000	6,218,376
6.125% 1/15/17		6,185,000	7,021,967
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,645,000	1,702,575
PT Pertamina Persero:
4.3% 5/20/23 (h)		400,000	325,000
4.875% 5/3/22 (h)		845,000	735,150
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
5.25% 5/23/21 (h)		$ 815,000	$ 733,500
5.625% 5/20/43 (h)		400,000	292,000
6% 5/3/42 (h)		845,000	654,875
6.5% 5/27/41 (h)		1,000,000	830,000
Samson Investment Co. 10.25% 2/15/20 (h)		5,070,000	5,298,150
SemGroup Corp. 7.5% 6/15/21 (h)		5,430,000	5,525,025
Southeast Supply Header LLC 4.85% 8/15/14 (h)		367,000	379,769
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	335,352
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,812,326
4.6% 6/15/21		2,694,000	2,752,436
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (h)		1,155,000	1,022,175
5.25% 5/1/23 (h)		1,180,000	1,144,600
6.375% 8/1/22		420,000	434,700
6.875% 2/1/21		685,000	726,100
7.875% 10/15/18		2,850,000	3,085,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21 (h)		505,000	503,738
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		4,317,000	4,418,450
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,926,888
Western Refining, Inc. 6.25% 4/1/21		1,065,000	1,043,700
Williams Partners LP 4.125% 11/15/20		2,399,000	2,407,277
Zhaikmunai International BV 7.125% 11/13/19 (h)		1,145,000	1,179,350
			507,665,931
TOTAL ENERGY			595,395,935
FINANCIALS - 12.6%
Capital Markets - 1.4%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,279,805
Goldman Sachs Group, Inc.:
2.9% 7/19/18		17,494,000	17,448,253
5.25% 7/27/21		17,105,000	18,243,115
5.625% 1/15/17		3,200,000	3,481,763
5.75% 1/24/22		9,087,000	9,960,161
5.95% 1/18/18		4,975,000	5,559,179
6.75% 10/1/37		9,643,000	9,912,155
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17		$ 4,817,000	$ 5,432,603
7.125% 5/15/15		1,717,000	1,863,184
Merrill Lynch & Co., Inc. 6.11% 1/29/37		9,683,000	9,817,613
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,134,679
3.75% 2/25/23		7,620,000	7,223,501
4.875% 11/1/22		14,724,000	14,505,893
5.625% 9/23/19		12,714,000	13,973,487
5.75% 1/25/21		13,447,000	14,822,843
6.625% 4/1/18		16,118,000	18,450,081
			168,108,315
Commercial Banks - 2.3%
Access Finance BV 7.25% 7/25/17 (h)		570,000	561,450
Bank of America NA 5.3% 3/15/17		3,467,000	3,778,416
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,225,150
CBOM Finance PLC 8.25% 8/5/14		600,000	620,400
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,726,313
5% 8/15/22		1,510,000	1,426,950
5% 8/1/23		2,155,000	2,018,173
5.25% 3/15/18		1,485,000	1,533,263
5.375% 5/15/20		1,425,000	1,432,125
5.5% 2/15/19 (h)		3,725,000	3,818,125
Credit Suisse 6% 2/15/18		18,058,000	20,210,243
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		820,000	716,516
Development Bank of Philippines 8.375% (i)(k)		1,655,000	1,766,713
Discover Bank:
7% 4/15/20		2,030,000	2,378,236
8.7% 11/18/19		2,958,000	3,731,893
FBN Finance Co. BV 8.25% 8/7/20 (h)(k)		580,000	575,650
Fifth Third Bancorp:
4.5% 6/1/18		798,000	853,115
8.25% 3/1/38		4,667,000	6,014,167
Fifth Third Capital Trust IV 6.5% 4/15/37 (k)		6,912,000	6,860,160
Finansbank A/S:
5.15% 11/1/17 (h)		1,895,000	1,800,250
5.5% 5/11/16 (Reg. S)		700,000	682,500
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		1,400,000	1,473,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (h)		$ 6,067,000	$ 6,624,691
HSBK (Europe) BV 7.25% 5/3/17 (h)		835,000	877,794
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,341,338
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,833,207
JSC Kazkommertsbank BV 8% 11/3/15 (h)		640,000	640,000
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	409,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		750,000	750,000
KeyBank NA:
5.45% 3/3/16		3,939,000	4,311,909
5.8% 7/1/14		9,490,000	9,881,377
6.95% 2/1/28		1,977,000	2,307,361
Magyar Export-Import Bank 5.5% 2/12/18 (h)		600,000	597,000
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,815,189
5% 1/17/17		14,669,000	15,873,315
Regions Bank:
6.45% 6/26/37		24,203,000	25,126,683
7.5% 5/15/18		18,297,000	21,369,652
Regions Financial Corp.:
2% 5/15/18		13,127,000	12,540,525
5.75% 6/15/15		2,005,000	2,150,288
7.75% 11/10/14		6,404,000	6,891,152
Royal Bank of Scotland Group PLC:
6.1% 6/10/23		16,183,000	15,539,758
6.125% 12/15/22		24,107,000	23,160,198
RSHB Capital SA 6% 6/3/21 (h)(k)		355,000	351,912
Synovus Financial Corp.:
5.125% 6/15/17		365,000	370,475
7.875% 2/15/19		745,000	849,300
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		735,000	626,588
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,225,000	2,441,938
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		480,000	480,624
6.8% 11/22/25 (h)		605,000	623,150
6.902% 7/9/20 (h)		715,000	775,775
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6% 11/15/17		$ 2,243,000	$ 2,563,518
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,732,080
5.75% 6/15/17		2,933,000	3,337,197
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	33,927,886
3.676% 6/15/16		4,301,000	4,567,400
			290,892,088
Consumer Finance - 1.2%
American Express Credit Corp. 1.3% 7/29/16		11,619,000	11,636,986
Discover Financial Services:
3.85% 11/21/22		10,130,000	9,536,271
5.2% 4/27/22		12,545,000	12,960,039
6.45% 6/12/17		10,366,000	11,699,109
Ford Motor Credit Co. LLC 1.7% 5/9/16		19,473,000	19,218,274
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,236,015
2.25% 11/9/15		314,000	321,420
4.625% 1/7/21		5,706,000	6,027,818
5.625% 9/15/17		5,858,000	6,620,600
5.625% 5/1/18		25,000,000	28,486,100
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	10,775,286
Hyundai Capital America:
1.625% 10/2/15 (h)		4,565,000	4,562,430
1.875% 8/9/16 (h)		2,974,000	2,969,738
2.125% 10/2/17 (h)		5,048,000	4,923,764
2.875% 8/9/18 (h)		5,276,000	5,241,722
SLM Corp.:
8% 3/25/20		950,000	1,033,125
8.45% 6/15/18		940,000	1,071,600
			147,320,297
Diversified Financial Services - 2.5%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,283,188
Bank of America Corp.:
3.3% 1/11/23		31,429,000	28,986,904
3.875% 3/22/17		3,134,000	3,300,359
4.1% 7/24/23		11,481,000	11,271,426
5.65% 5/1/18		8,780,000	9,768,409
5.75% 12/1/17		21,955,000	24,537,303
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
6.5% 8/1/16		$ 9,000,000	$ 10,144,179
Barclays Bank PLC 7.625% 11/21/22		1,460,000	1,434,450
Barry Callebaut Services NV 5.5% 6/15/23 (h)		890,000	895,153
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,775,000	1,712,875
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	9,421,667
CIT Group, Inc. 6.625% 4/1/18 (h)		1,215,000	1,312,200
Citigroup, Inc.:
3.375% 3/1/23		5,193,000	4,884,473
3.953% 6/15/16		11,847,000	12,556,007
4.05% 7/30/22		5,303,000	5,092,296
4.75% 5/19/15		25,881,000	27,409,946
6.125% 5/15/18		3,779,000	4,330,186
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)		420,000	403,200
4.25% 5/15/23 (h)		370,000	333,000
4.75% 8/15/17 (h)		1,775,000	1,830,469
6.75% 6/1/18		1,500,000	1,670,625
GTB Finance BV 7.5% 5/19/16 (h)		845,000	880,913
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (h)		3,460,000	3,442,700
7.75% 1/15/16		1,220,000	1,264,225
8% 1/15/18		4,065,000	4,278,413
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(k)		1,250,000	1,143,750
Indo Energy Finance BV 7% 5/7/18 (h)		1,500,000	1,365,000
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,031,613
2% 8/15/17		11,000,000	10,922,373
3.25% 9/23/22		18,423,000	17,210,932
4.35% 8/15/21		13,339,000	13,829,969
4.5% 1/24/22		22,046,000	22,826,472
4.95% 3/25/20		17,148,000	18,636,481
Magnesita Finance Ltd. 8.625% (h)(i)		650,000	617,500
Myriad International Holding BV 6% 7/18/20 (h)		580,000	588,700
NSG Holdings II, LLC 7.75% 12/15/25 (h)		8,295,000	8,585,325
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	12,857,004
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,713,371
5.15% 3/15/20		3,761,000	4,079,557
TMK Capital SA 7.75% 1/27/18		1,650,000	1,716,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		$ 3,190,000	$ 3,361,463
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		850,000	852,125
UPCB Finance III Ltd. 6.625% 7/1/20 (h)		5,150,000	5,381,750
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(k)		3,515,795	3,539,868
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		1,335,000	1,408,425
			316,112,244
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,157,733
American International Group, Inc.:
4.875% 9/15/16		7,990,000	8,711,944
4.875% 6/1/22		3,590,000	3,822,697
5.6% 10/18/16		10,702,000	11,886,851
Aon Corp.:
3.125% 5/27/16		11,274,000	11,756,967
3.5% 9/30/15		4,451,000	4,663,540
5% 9/30/20		3,854,000	4,193,449
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	589,702
CNO Financial Group, Inc. 6.375% 10/1/20 (h)		440,000	459,800
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(k)		1,859,000	1,905,475
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,068,515
5.375% 3/15/17		194,000	212,737
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)		12,644,000	13,281,409
6.5% 3/15/35 (h)		1,741,000	1,903,730
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,589,420
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)		7,139,000	7,410,710
MetLife, Inc.:
3.048% 12/15/22		12,433,000	11,762,613
4.75% 2/8/21		4,032,000	4,378,603
5% 6/15/15		1,163,000	1,247,152
6.75% 6/1/16		7,610,000	8,709,919
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,397,691
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)		6,155,000	7,053,205
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	9,741,505
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (h)		$ 15,436,000	$ 14,304,248
6% 2/10/20 (h)		12,654,000	14,130,481
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,617,655
4.5% 11/16/21		6,390,000	6,735,175
5.8% 11/16/41		8,381,000	9,083,093
6.2% 11/15/40		4,318,000	4,923,030
7.375% 6/15/19		3,230,000	3,953,646
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,827,606
Unum Group:
5.625% 9/15/20		8,386,000	9,118,089
5.75% 8/15/42		16,937,000	17,327,449
7.125% 9/30/16		587,000	669,610
			240,595,449
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,016,853
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,268,009
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,135,914
BRE Properties, Inc. 5.5% 3/15/17		1,751,000	1,917,531
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,336,188
5.375% 12/15/13		4,073,000	4,123,521
DDR Corp. 4.625% 7/15/22		8,808,000	8,818,068
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,072,357
7.5% 4/1/17		5,574,000	6,467,245
7.875% 9/1/20		323,000	391,450
9.625% 3/15/16		3,691,000	4,373,735
Duke Realty LP:
3.625% 4/15/23		6,287,000	5,742,125
3.875% 10/15/22		11,543,000	10,795,729
4.375% 6/15/22		7,323,000	7,132,917
5.4% 8/15/14		6,199,000	6,440,470
5.95% 2/15/17		1,109,000	1,228,405
6.5% 1/15/18		3,795,000	4,327,750
6.75% 3/15/20		10,379,000	11,826,466
8.25% 8/15/19		75,000	92,125
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22		$ 18,100,000	$ 16,854,992
5.375% 10/15/15		1,403,000	1,514,381
6% 9/15/17		1,212,000	1,341,326
6.25% 1/15/17		1,027,000	1,134,383
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,835,439
6.2% 1/15/17		620,000	697,596
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,044,683
4.7% 9/15/17		1,538,000	1,662,114
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	672,660
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,495,525
6.25% 6/15/17		1,232,000	1,302,399
6.65% 1/15/18		867,000	928,919
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,852,400
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	289,275
6.75% 10/15/22		490,000	520,625
7.5% 2/15/20		545,000	592,688
Senior Housing Properties Trust 6.75% 4/15/20		250,000	273,201
UDR, Inc. 5.5% 4/1/14		5,222,000	5,352,017
Washington REIT 5.25% 1/15/14		322,000	326,457
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,486,594
			159,684,532
Real Estate Management & Development - 2.0%
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,493,471
4.25% 7/15/22		5,809,000	5,589,060
6.125% 4/15/20		3,429,000	3,790,094
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	11,950,080
4.95% 4/15/18		8,951,000	9,507,725
5.7% 5/1/17		7,049,000	7,713,848
7.5% 5/15/15		1,584,000	1,741,307
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,248,438
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,223,070
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP:
4.5% 7/15/15		$ 4,981,000	$ 5,227,151
5.25% 3/15/21		5,708,000	5,876,437
ERP Operating LP:
4.625% 12/15/21		17,159,000	17,914,837
4.75% 7/15/20		7,700,000	8,229,822
5.25% 9/15/14		1,310,000	1,369,023
5.375% 8/1/16		2,768,000	3,067,179
5.75% 6/15/17		14,407,000	16,135,782
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	149,217
5.875% 6/15/19		150,000	162,972
6% 11/1/20		105,000	114,204
Liberty Property LP:
3.375% 6/15/23		6,574,000	5,979,987
4.125% 6/15/22		6,280,000	6,145,778
4.75% 10/1/20		11,282,000	11,763,595
5.125% 3/2/15		1,405,000	1,479,042
5.5% 12/15/16		1,891,000	2,082,481
6.625% 10/1/17		4,835,000	5,510,459
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	8,992,702
3.15% 5/15/23		14,735,000	12,816,680
4.5% 4/18/22		4,072,000	3,986,969
7.75% 8/15/19		700,000	837,325
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,357,240
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		2,806,000	2,960,585
5.5% 1/15/14 (h)		867,000	883,052
5.7% 4/15/17 (h)		2,115,000	2,300,849
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,958,327
Regency Centers LP:
4.95% 4/15/14		611,000	625,091
5.25% 8/1/15		6,456,000	6,910,573
5.875% 6/15/17		2,874,000	3,176,888
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,467,532
2.8% 1/30/17		2,603,000	2,669,744
4.125% 12/1/21		7,287,000	7,535,938
4.2% 2/1/15		3,659,000	3,802,352
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20		$ 14,318,000	$ 16,529,601
6.15% 11/15/15		1,777,000	1,970,684
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	7,796,489
4% 4/30/19		3,747,000	3,880,037
4.25% 3/1/22		300,000	298,764
			248,222,481
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		97,665	87,898
TOTAL FINANCIALS			1,571,023,304
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	11,620,932
Celgene Corp. 2.45% 10/15/15		613,000	629,728
			12,250,660
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	465,450
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	908,813
8.75% 3/15/18		1,590,000	1,721,175
9.875% 4/15/18		1,180,000	1,239,000
			4,334,438
Health Care Providers & Services - 0.9%
Aetna, Inc.:
2.75% 11/15/22		6,873,000	6,252,801
4.125% 11/15/42		3,837,000	3,335,696
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,157,475
8% 11/15/19		2,835,000	2,976,750
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,977,237
6.3% 8/15/14		3,618,000	3,801,729
DaVita, Inc. 5.75% 8/15/22		1,625,000	1,608,750
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,984,563
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. 4.75% 11/15/21		$ 22,009,000	$ 23,311,757
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	10,950,631
HCA, Inc.:
7.875% 2/15/20		620,000	668,825
8% 10/1/18		2,460,000	2,773,650
HealthSouth Corp. 7.25% 10/1/18		4,160,000	4,472,000
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)		1,070,000	866,700
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,211,500
4.125% 9/15/20		7,486,000	7,691,311
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,662,000	2,868,305
UnitedHealth Group, Inc.:
1.625% 3/15/19		3,733,000	3,565,777
2.75% 2/15/23		2,398,000	2,201,808
2.875% 3/15/23		16,114,000	14,921,387
3.95% 10/15/42		3,284,000	2,830,933
WellPoint, Inc.:
3.3% 1/15/23		8,589,000	8,059,995
4.65% 1/15/43		4,842,000	4,457,952
			117,947,532
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,301,056
2.9% 11/6/22		13,855,000	12,877,932
Valeant Pharmaceuticals International:
6.5% 7/15/16 (h)		3,820,000	3,953,700
6.875% 12/1/18 (h)		3,440,000	3,646,400
VPI Escrow Corp. 6.375% 10/15/20 (h)		3,525,000	3,582,281
VPII Escrow Corp. 6.75% 8/15/18 (h)		2,555,000	2,705,106
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,677,425
5% 8/15/14		720,000	746,410
Zoetis, Inc.:
1.875% 2/1/18 (h)		2,006,000	1,965,699
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (h)		$ 4,892,000	$ 4,596,195
4.7% 2/1/43 (h)		4,907,000	4,596,608
			56,648,812
TOTAL HEALTH CARE			191,181,442
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)		572,000	587,989
6.375% 6/1/19 (h)		8,071,000	9,196,541
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		5,525,000	5,179,688
GenCorp, Inc. 7.125% 3/15/21 (h)		2,420,000	2,534,950
Huntington Ingalls Industries, Inc. 7.125% 3/15/21		1,705,000	1,841,400
TransDigm, Inc.:
5.5% 10/15/20		4,750,000	4,631,250
7.5% 7/15/21 (h)		2,135,000	2,257,763
Triumph Group, Inc. 4.875% 4/1/21		1,040,000	1,019,200
United Technologies Corp. 4.5% 6/1/42		13,132,000	12,865,237
			40,114,018
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (h)		1,465,000	1,460,019
12% 2/1/16 (h)		1,785,000	1,932,263
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (h)		235,000	227,363
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		301,575	330,224
6.125% 4/29/18 (h)		240,000	243,480
6.648% 3/15/19		2,208,330	2,321,617
6.75% 9/15/15 (h)		2,170,000	2,243,238
6.9% 7/2/19		762,134	794,525
9.25% 5/10/17		2,043,527	2,237,662
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17		1,515,000	1,571,813
6.75% 5/23/17		1,515,000	1,579,388
8.954% 8/10/14		1,497,315	1,534,748
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		573,502	602,177
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways Group, Inc. 6.125% 6/1/18		$ 1,480,000	$ 1,343,100
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18		1,690,000	1,575,925
U.S. Airways pass-thru Trust Series 2013-1 Class B, 5.375% 5/15/23		335,000	318,250
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,499,833
8.36% 1/20/19		1,168,271	1,250,050
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		726,616	752,047
12% 1/15/16 (h)		444,256	502,009
United Continental Holdings, Inc. 6.375% 6/1/18		140,000	141,050
			24,460,781
Building Products - 0.1%
Associated Materials LLC 9.125% 11/1/17		205,000	219,863
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (h)		565,000	605,963
Building Materials Corp. of America:
6.75% 5/1/21 (h)		2,030,000	2,151,800
6.875% 8/15/18 (h)		3,715,000	3,947,188
HD Supply, Inc.:
7.5% 7/15/20 (h)		3,775,000	3,944,875
8.125% 4/15/19		1,890,000	2,102,625
Masco Corp. 5.95% 3/15/22		740,000	773,300
USG Corp.:
7.875% 3/30/20 (h)		675,000	737,438
9.75% 1/15/18		905,000	1,043,013
			15,526,065
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (h)		3,080,000	3,249,400
APX Group, Inc.:
6.375% 12/1/19 (h)		2,090,000	1,969,825
8.75% 12/1/20 (h)		3,045,000	2,999,325
ARAMARK Corp. 5.75% 3/15/20 (h)		4,365,000	4,452,300
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	418,175
5.25% 8/1/20		1,305,000	1,288,688
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	3,985,117
R.R. Donnelley & Sons Co. 7% 2/15/22		660,000	661,650
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tervita Corp.:
8% 11/15/18 (h)		$ 3,590,000	$ 3,581,025
9.75% 11/1/19 (h)		700,000	616,000
			23,221,505
Construction & Engineering - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		1,850,000	1,951,750
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,164,013
Odebrecht Finance Ltd. 7.5% (h)(i)		2,880,000	2,721,600
			5,837,363
Industrial Conglomerates - 0.2%
General Electric Co.:
4.125% 10/9/42		11,115,000	10,093,431
5.25% 12/6/17		17,730,000	20,030,680
			30,124,111
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		710,000	685,150
8.875% 11/1/17		1,980,000	2,061,675
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		200,000	216,000
			2,962,825
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22		875,000	864,063
6.75% 10/1/20		3,205,000	3,385,281
			4,249,344
Road & Rail - 0.1%
Hertz Corp.:
4.25% 4/1/18 (h)		1,485,000	1,455,300
6.75% 4/15/19		2,955,000	3,150,769
JSC Georgian Railway 7.75% 7/11/22 (h)		850,000	896,750
Shortline PLC 9.5% 5/21/18 (h)		600,000	528,000
			6,030,819
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
4.75% 3/1/20		445,000	443,888
6.125% 4/1/17		1,000,000	1,072,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.:
6.25% 12/1/19		$ 830,000	$ 865,275
6.75% 4/15/17		1,410,000	1,494,600
9.75% 8/1/18		840,000	928,200
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	974,100
4.625% 4/15/21		955,000	869,050
5.75% 5/15/16		1,330,000	1,401,940
5.875% 8/15/22		1,575,000	1,515,938
6.25% 5/15/19		1,640,000	1,689,200
8.625% 9/15/15		830,000	910,925
8.75% 3/15/17		3,700,000	4,194,875
8.875% 9/1/17		1,665,000	1,896,019
			18,256,510
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		1,592,100	1,504,535
TOTAL INDUSTRIALS			172,287,876
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (h)		500,000	510,000
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)		1,600,000	1,480,000
Lucent Technologies, Inc.:
6.45% 3/15/29		2,405,000	1,851,850
6.5% 1/15/28		1,547,000	1,175,720
			5,017,570
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43		16,120,000	13,714,235
NCR Corp. 4.625% 2/15/21		2,720,000	2,590,800
Seagate HDD Cayman 4.75% 6/1/23 (h)		2,630,000	2,426,175
			18,731,210
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20		2,905,000	2,825,113
Sanmina-SCI Corp. 7% 5/15/19 (h)		4,125,000	4,331,250
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 3,835,000	$ 3,909,272
6.55% 10/1/17		1,383,000	1,580,819
			12,646,454
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (h)		660,000	652,575
IAC/InterActiveCorp 4.75% 12/15/22		3,940,000	3,634,650
VeriSign, Inc. 4.625% 5/1/23 (h)		1,560,000	1,458,600
			5,745,825
IT Services - 0.2%
Audatex North America, Inc. 6% 6/15/21 (h)		2,155,000	2,181,938
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,116,125
Compiler Finance Sub, Inc. 7% 5/1/21 (h)		1,050,000	1,008,000
First Data Corp.:
6.75% 11/1/20 (h)		2,685,000	2,745,413
7.375% 6/15/19 (h)		700,000	726,250
8.25% 1/15/21 (h)		1,190,000	1,216,775
12.625% 1/15/21		4,555,000	4,925,094
NeuStar, Inc. 4.5% 1/15/23		1,400,000	1,281,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,115,000	3,340,838
13.375% 10/15/19		1,420,000	1,611,700
			21,153,133
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	383,818
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		2,940,000	2,840,775
5.75% 2/15/21 (h)		1,535,000	1,535,000
Spansion LLC 7.875% 11/15/17		3,465,000	3,577,613
Viasystems, Inc. 7.875% 5/1/19 (h)		925,000	985,125
			8,938,513
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.1%
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		$ 3,730,000	$ 3,776,625
Nuance Communications, Inc. 5.375% 8/15/20 (h)		6,595,000	6,281,738
			10,058,363
TOTAL INFORMATION TECHNOLOGY			82,674,886
MATERIALS - 1.5%
Chemicals - 0.4%
Ashland, Inc. 3.875% 4/15/18 (h)		1,115,000	1,098,275
Axiall Corp. 4.875% 5/15/23 (h)		800,000	742,000
Eagle Spinco, Inc. 4.625% 2/15/21 (h)		380,000	357,200
INEOS Finance PLC 8.375% 2/15/19 (h)		3,975,000	4,352,625
Kinove German Bondco GmbH 9.625% 6/15/18 (h)		1,570,000	1,734,850
LSB Industries, Inc. 7.75% 8/1/19 (h)		310,000	320,850
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		2,350,000	2,350,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,677,313
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,047,607
4.25% 11/15/20		5,898,000	6,128,051
4.375% 11/15/42		4,972,000	4,353,603
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		6,520,000	6,373,300
Tronox Finance LLC 6.375% 8/15/20 (h)		1,725,000	1,647,375
			43,183,049
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		2,286,000	2,568,118
Headwaters, Inc. 7.625% 4/1/19		1,235,000	1,299,838
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		790,000	797,900
Texas Industries, Inc. 9.25% 8/15/20		5,200,000	5,681,000
			10,346,856
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (h)		2,700,000	2,885,625
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (h)		6,135,000	5,966,288
7.375% 10/15/17 (h)		200,000	213,500
Ball Corp. 4% 11/15/23		3,335,000	2,976,488
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)		1,170,000	1,159,178
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (h)		$ 6,820,000	$ 6,291,450
Sappi Papier Holding GmbH:
6.625% 4/15/21 (h)		1,925,000	1,790,250
7.75% 7/15/17 (h)		1,240,000	1,292,700
Sealed Air Corp. 6.5% 12/1/20 (h)		615,000	651,900
			23,227,379
Metals & Mining - 0.8%
Alrosa Finance SA 7.75% 11/3/20 (h)		900,000	972,000
Anglo American Capital PLC 9.375% 4/8/14 (h)		6,817,000	7,138,319
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)		3,385,000	2,741,850
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	10,972,110
4.5% 8/13/23 (h)		14,000,000	13,672,414
EVRAZ Group SA:
6.5% 4/22/20 (h)		555,000	499,500
8.25% 11/10/15 (h)		2,005,000	2,140,338
9.5% 4/24/18 (Reg. S)		750,000	799,650
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		3,535,000	3,623,375
7% 11/1/15 (h)		4,165,000	4,289,950
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (h)		1,055,000	841,363
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		4,755,000	4,636,125
Metinvest BV 10.25% 5/20/15 (h)		1,085,000	1,130,896
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,624,725
Nord Gold NV 6.375% 5/7/18 (h)		830,000	761,525
Polyus Gold International Ltd. 5.625% 4/29/20 (h)		1,045,000	984,913
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18		12,175,000	11,785,875
Severstal Columbus LLC 10.25% 2/15/18		5,710,000	6,052,600
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	936,756
7.5% 7/27/35		910,000	943,397
Steel Dynamics, Inc.:
5.25% 4/15/23 (h)		1,750,000	1,671,250
6.125% 8/15/19		2,683,000	2,817,150
7.625% 3/15/20		1,290,000	1,393,200
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,144,280
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.: - continued
6.25% 1/23/17		$ 5,581,000	$ 6,158,773
Walter Energy, Inc. 8.5% 4/15/21 (h)		1,675,000	1,314,875
			104,047,209
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
TOTAL MATERIALS			180,804,493
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		785,000	844,856
Altice Financing SA 7.875% 12/15/19 (h)		2,860,000	3,018,730
Altice Finco SA 9.875% 12/15/20 (h)		4,205,000	4,520,375
AT&T, Inc.:
4.35% 6/15/45		758,000	643,941
5.35% 9/1/40		4,006,000	3,967,502
5.55% 8/15/41		35,646,000	36,317,571
6.3% 1/15/38		16,665,000	18,493,634
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	48,536
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,013,310
6% 4/1/17		2,432,000	2,602,240
6.15% 9/15/19		6,992,000	7,271,680
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,381,255
7.995% 6/1/36		4,717,000	4,824,430
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		705,000	743,775
Intelsat Luxembourg SA 7.75% 6/1/21 (h)		4,140,000	4,264,200
Lynx I Corp. 5.375% 4/15/21 (h)		1,205,000	1,174,875
Lynx II Corp. 6.375% 4/15/23 (h)		260,000	258,050
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		540,000	534,600
TW Telecom Holdings, Inc. 5.375% 10/1/22		825,000	785,813
Verizon Communications, Inc.:
3.85% 11/1/42		3,792,000	3,028,629
6.1% 4/15/18		6,000,000	6,918,762
6.25% 4/1/37		2,348,000	2,579,564
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.9% 4/15/38		$ 6,295,000	$ 7,458,001
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		1,510,000	1,577,950
			122,272,279
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,191,045
3.125% 7/16/22		9,218,000	8,300,606
3.625% 3/30/15		731,000	754,130
Crown Castle International Corp. 5.25% 1/15/23		2,575,000	2,433,375
Digicel Group Ltd.:
6% 4/15/21 (h)		3,980,000	3,840,700
8.25% 9/1/17 (h)		5,400,000	5,602,500
8.25% 9/30/20 (h)		2,770,000	2,936,200
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)		1,660,000	1,655,850
6.625% 12/15/22 (h)		2,770,000	2,763,075
7.25% 4/1/19		1,690,000	1,812,525
7.5% 4/1/21		1,420,000	1,533,600
MetroPCS Wireless, Inc. 6.25% 4/1/21 (h)		1,360,000	1,356,600
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,055,000	2,360,784
NII Capital Corp. 7.625% 4/1/21		1,470,000	1,124,550
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		2,520,000	2,520,000
SoftBank Corp. 4.5% 4/15/20 (h)		3,700,000	3,498,128
Sprint Nextel Corp.:
6% 12/1/16		1,285,000	1,368,332
7% 3/1/20 (h)		710,000	763,250
7% 8/15/20		1,305,000	1,347,413
9% 11/15/18 (h)		580,000	677,150
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (h)		1,900,000	1,919,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,370,000	1,438,500
Telesat Canada/Telesat LLC 6% 5/15/17 (h)		4,280,000	4,440,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,000,000	1,027,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VimpelCom Holdings BV 5.2% 2/13/19 (h)		$ 585,000	$ 568,152
Vodafone Group PLC 5% 12/16/13		2,864,000	2,899,892
			75,133,357
TOTAL TELECOMMUNICATION SERVICES			197,405,636
UTILITIES - 3.0%
Electric Utilities - 1.5%
Aguila 3 SA 7.875% 1/31/18 (h)		1,900,000	1,990,250
AmerenUE 6.4% 6/15/17		2,491,000	2,889,024
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,063,679
2.95% 12/15/22		4,935,000	4,504,648
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,669,008
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		7,207,000	8,010,746
6.4% 9/15/20 (h)		16,661,000	19,058,318
Edison International 3.75% 9/15/17		6,674,000	7,002,821
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,790,000	886,050
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	9,987,476
4.25% 3/15/23		18,243,000	16,533,175
7.375% 11/15/31		19,999,000	20,169,451
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,544,393
Hrvatska Elektroprivreda 6% 11/9/17 (h)		350,000	355,250
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,526,166
3.75% 11/15/20		1,450,000	1,457,363
Majapahit Holding BV 7.75% 1/20/20 (h)		460,000	485,300
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,296,175
9.125% 5/1/31		1,525,000	1,601,250
Nevada Power Co. 6.5% 5/15/18		790,000	936,521
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,199,790
2.8% 5/1/23		15,104,000	13,859,642
Otter Tail Corp. 9% 12/15/16		2,410,000	2,793,672
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	856,863
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,227,911
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 3.4% 6/1/23		$ 7,184,000	$ 6,718,039
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,702,709
6% 12/1/39		7,150,000	7,976,383
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	1,945,000
			193,247,073
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,240,000	1,329,900
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	498,568
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,781,139
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		3,245,000	2,920,500
			8,530,107
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,615,938
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		2,775,000	2,927,625
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	3,943,700
9.875% 10/15/20		4,655,000	5,178,688
Listrindo Capital BV 6.95% 2/21/19 (h)		600,000	603,000
NRG Energy, Inc. 6.625% 3/15/23		2,495,000	2,476,288
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	888,750
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,837,181
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,884,056
The AES Corp.:
4.875% 5/15/23		2,700,000	2,477,250
7.375% 7/1/21		2,975,000	3,242,750
			36,075,226
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,577,493
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,330,341
Dominion Resources, Inc.:
2.5756% 9/30/66 (k)		28,033,000	26,110,413
7.5% 6/30/66 (k)		10,345,000	11,172,600
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	8,389,087
National Grid PLC 6.3% 8/1/16		1,589,000	1,797,008
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21		$ 4,928,000	$ 5,041,581
5.25% 9/15/17		843,000	933,767
5.25% 2/15/43		12,739,000	12,247,644
5.4% 7/15/14		1,680,000	1,745,068
5.45% 9/15/20		854,000	938,615
5.8% 2/1/42		6,336,000	6,551,633
5.95% 6/15/41		11,832,000	12,547,067
6.4% 3/15/18		1,654,000	1,907,251
6.8% 1/15/19		6,774,000	7,927,152
Puget Energy, Inc.:
5.625% 7/15/22		600,000	639,841
6% 9/1/21		2,464,000	2,694,310
6.5% 12/15/20		1,275,000	1,441,315
Sempra Energy:
2.3% 4/1/17		14,116,000	14,272,123
2.875% 10/1/22		5,760,000	5,308,900
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	4,004,750
			133,577,959
TOTAL UTILITIES			371,430,365
TOTAL NONCONVERTIBLE BONDS (Cost $3,881,255,333)			3,973,958,913
U.S. Treasury Obligations - 21.6%

U.S. Treasury Bonds:
3.125% 2/15/43		93,110,000	83,144,344
3.625% 8/15/43		57,955,000	57,085,675
U.S. Treasury Notes:
0.25% 8/15/15		52,529,000	52,366,896
0.5% 7/31/17		89,462,000	86,945,881
0.875% 11/30/16		1,503,000	1,500,652
0.875% 4/30/17		203,188,000	201,394,256
0.875% 1/31/18		192,574,000	187,940,284
0.875% 7/31/19		5,000	4,700
1% 5/31/18		123,485,000	120,368,980
1.375% 7/31/18 (g)		302,602,000	299,292,139
U.S. Treasury Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Notes: - continued
1.5% 8/31/18		$ 929,201,000	$ 923,393,431
1.75% 5/31/16		263,340,000	270,828,863
2% 2/15/23		19,858,000	18,624,639
2.125% 8/31/20 (j)		391,311,000	388,254,078
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,719,213,881)			2,691,144,818
U.S. Government Agency - Mortgage Securities - 8.8%

Fannie Mae - 6.5%
2.082% 10/1/33 (k)		619,109	647,444
2.303% 6/1/36 (k)		138,311	147,088
2.5% 1/1/43 to 8/1/43		13,799,993	12,557,992
2.672% 2/1/36 (k)		612,586	653,381
2.753% 7/1/37 (k)		227,100	239,621
2.82% 12/1/35 (k)		432,267	461,701
3% 6/1/27 to 8/1/43		52,684,006	50,573,003
3% 9/1/43 (j)		7,200,000	6,883,312
3% 9/1/43 (j)		7,200,000	6,883,312
3% 9/1/43 (j)		4,800,000	4,588,875
3% 9/1/43 (j)		4,800,000	4,588,875
3% 9/1/43 (j)		19,100,000	18,259,898
3% 9/1/43 (j)		9,600,000	9,177,750
3% 9/1/43 (j)		17,500,000	16,730,273
3% 9/1/43 (j)		1,600,000	1,529,625
3.5% 1/1/26 to 8/1/43		373,107,506	368,186,355
3.5% 9/1/43 (j)		6,300,000	6,282,773
4% 9/1/26 to 1/1/42		18,010,977	18,622,985
4% 9/1/43 (j)		19,800,000	20,417,204
4% 9/1/43 (j)		6,400,000	6,599,500
4% 9/1/43 (j)		6,800,000	7,011,969
4% 9/1/43 (j)		6,800,000	7,011,969
4% 9/1/43 (j)		4,000,000	4,124,688
4% 9/1/43 (j)		4,300,000	4,434,039
4% 10/1/43 (j)		26,200,000	26,939,943
4.5% 1/1/22 to 4/1/41		10,087,451	10,679,989
4.5% 9/1/43 (j)		36,200,000	38,191,004
4.5% 10/1/43 (j)		36,200,000	38,094,846
5% 10/1/21 to 4/1/40		11,700,352	12,563,066
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
5% 9/1/43 (j)		$ 17,800,000	$ 19,132,652
5% 10/1/43 (j)		17,800,000	19,089,544
5.5% 3/1/18 to 3/1/39		10,304,549	11,096,500
5.5% 9/1/43 (j)		15,700,000	17,044,313
5.5% 9/1/43 (j)		10,700,000	11,616,188
6% 4/1/21 to 7/1/41		10,723,031	11,790,165
6.5% 7/1/32 to 8/1/36		9,823,030	10,978,494
TOTAL FANNIE MAE			803,830,336
Freddie Mac - 0.5%
3% 1/1/43 to 2/1/43		7,899,846	7,538,309
3.126% 10/1/35 (k)		181,689	194,072
3.5% 1/1/26 to 6/1/43		25,988,271	25,909,501
4% 3/1/42 to 4/1/42		4,062,281	4,191,156
4.5% 7/1/25 to 10/1/41		8,408,021	8,899,196
5% 4/1/38 to 6/1/40		3,454,036	3,721,205
5.5% 11/1/17 to 12/1/35		11,136,586	12,052,000
6% 7/1/37 to 8/1/37		2,165,139	2,358,346
TOTAL FREDDIE MAC			64,863,785
Ginnie Mae - 1.8%
3.5% 4/15/42 to 11/20/42		3,230,981	3,261,906
3.5% 9/1/43 (j)		1,100,000	1,108,336
4% 1/15/25 to 8/15/43		157,812,785	164,546,424
4% 9/1/43 (j)		4,900,000	5,097,914
4.5% 11/20/33 to 4/15/41		10,839,781	11,542,933
5% 5/15/39 to 8/15/41		9,366,678	10,173,810
5.5% 6/15/35 to 11/15/35		13,258,222	14,566,427
6% 9/20/38 to 9/15/40		11,928,858	13,257,161
TOTAL GINNIE MAE			223,554,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,111,905,353)			1,092,249,032
Asset-Backed Securities - 1.1%
		Principal Amount (e)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (k)		$ 664,344	$ 598,064
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (k)		371,727	347,083
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (k)		16,433	16,374
Airspeed Ltd. Series 2007-1A Class C1, 2.6841% 6/15/32 (h)(k)		3,923,500	2,157,925
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,919,512
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,553,964
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,940,658
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,683,295
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (k)		65,390	59,383
Series 2004-R2 Class M3, 1.0091% 4/25/34 (k)		97,089	58,533
Series 2005-R2 Class M1, 0.6341% 4/25/35 (k)		1,514,652	1,490,274
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5434% 3/23/19 (h)(k)		52,655	51,865
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (k)		47,932	44,671
Series 2004-W11 Class M2, 1.2341% 11/25/34 (k)		561,149	510,192
Series 2004-W7 Class M1, 1.0091% 5/25/34 (k)		1,542,998	1,434,582
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (k)		1,242,962	446,401
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (k)		2,116,545	1,999,024
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (k)		34,896	538
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17		11,540,000	11,538,554
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (h)(k)		217,591	182,505
Class C, 1.2841% 7/20/39 (h)(k)		339,379	14,848
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (h)		125,021	124,584
Class B, 5.267% 6/25/35 (h)		1,000,000	985,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5186% 1/20/37 (h)(k)		84,512	78,384
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (k)		1,802,588	1,038,698
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5209% 4/7/52 (h)(k)		275,601	257,687
CFC LLC Series 2013-1A:
Class A, 1.65% 7/17/17 (h)		3,071,850	3,070,526
Asset-Backed Securities - continued
		Principal Amount (e)	Value
CFC LLC Series 2013-1A: - continued
Class B, 2.75% 11/15/18 (h)		$ 6,690,000	$ 6,591,083
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (k)		3,192	1,543
Series 2004-3 Class M4, 1.6391% 4/25/34 (k)		104,987	79,244
Series 2004-4 Class M2, 0.9791% 6/25/34 (k)		551,102	507,271
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		213,511	160,133
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	516,798
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (k)		38,916	35,350
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (k)		290,872	221,828
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (k)		17,156	14,172
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,063,458
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (k)		948,695	731,992
Class M4, 1.2041% 1/25/35 (k)		363,547	83,015
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (h)(k)		2,892,000	2,257,784
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (h)(k)		75,978	71,741
Series 2006-2A:
Class A, 0.3641% 11/15/34 (h)(k)		1,463,020	1,321,829
Class B, 0.4641% 11/15/34 (h)(k)		528,487	445,504
Class C, 0.5641% 11/15/34 (h)(k)		878,323	630,929
Class D, 0.9341% 11/15/34 (h)(k)		333,528	208,334
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (f)(h)		215,708	16,302
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7341% 9/25/46 (h)(k)		1,235,638	1,229,460
Class E, 1.8341% 9/25/46 (h)(k)		250,000	209,375
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (k)		341,818	329,528
Series 2003-3 Class M1, 1.4741% 8/25/33 (k)		595,776	544,176
Series 2003-5 Class A2, 0.8841% 12/25/33 (k)		32,929	29,543
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (k)		1,522,035	715,258
Asset-Backed Securities - continued
		Principal Amount (e)	Value
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (k)		$ 204,000	$ 10,412
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (k)		1,520,141	1,478,094
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (k)		380,663	372,910
Series 2006-A Class 2C, 1.4261% 3/27/42 (k)		3,243,000	490,413
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3441% 11/25/36 (k)		5,120,378	2,391,393
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6141% 5/25/46 (h)(k)		250,000	210,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (k)		543,561	10,378
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (k)		145,630	116,945
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (k)		499,279	431,574
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (k)		762,038	733,745
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (k)		2,473,493	2,285,403
Mesa West Capital CDO Ltd.:
Series 2007-1A:
Class A1, 0.4441% 2/25/47 (h)(k)		1,244,242	1,194,472
Class A2, 0.4741% 2/25/47 (h)(k)		1,265,000	1,163,800
Class H, 1.6541% 2/25/47 (h)(k)		250,000	176,250
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (k)		57,368	56,244
Series 2004-NC6 Class M3, 2.3591% 7/25/34 (k)		20,073	11,337
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (k)		24,143	15,619
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (k)		399,800	372,488
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (k)		416,362	168,717
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9371% 8/28/38 (h)(k)		161,448	159,026
Class C1B, 7.696% 8/28/38 (h)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (k)		1,426,957	1,213,289
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (d)(h)(k)		566,000	0
Series 2006-1A Class A, 1.5841% 3/20/11 (d)(h)(k)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (k)		532,896	447,610
Class M4, 1.6341% 9/25/34 (k)		683,353	205,874
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (k)		1,475,804	1,255,404
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (h)		$ 71,101	$ 72,523
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1341% 9/25/46 (h)(k)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (k)		5,108	4,750
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (k)		1,095,777	999,477
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (k)		1,153,178	877,979
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (k)		53,543	36,903
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		311,554	312,047
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (k)		28,819	27,163
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		111,000	110,723
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (h)(k)		2,671,971	80,159
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0.9993% 9/25/26 (h)(k)		400,000	260,000
Series 2006-1A:
Class A1A, 0.5328% 9/25/26 (h)(k)		557,855	550,882
Class A1B, 0.6028% 9/25/26 (h)(k)		1,033,000	950,360
Class A2B, 0.5828% 9/25/26 (h)(k)		195,527	186,240
Class B, 0.6328% 9/25/26 (h)(k)		640,000	606,400
Class C, 0.8028% 9/25/26 (h)(k)		740,000	688,200
Class D, 0.9028% 9/25/26 (h)(k)		250,000	228,750
Class F, 1.4228% 9/25/26 (h)(k)		549,000	480,375
Class G, 1.6228% 9/25/26 (h)(k)		336,000	293,160
Class H, 1.9228% 9/25/26 (h)(k)		250,000	216,875
Class K, 3.5228% 9/25/26 (h)(k)		250,000	212,500
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (h)(k)		1,789,540	1,583,743
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5831% 11/21/40 (h)(k)		395,417	367,738
Class D, 1.1131% 11/21/40 (h)(k)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $131,318,357)			140,981,840
Collateralized Mortgage Obligations - 1.3%
		Principal Amount (e)	Value
Private Sponsor - 0.7%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		$ 103,965	$ 83,174
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (k)		1,534,422	1,475,729
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		36,957	29,227
Series 2003-35 Class B, 4.6355% 9/25/18 (k)		59,565	20,658
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 0% 6/25/33 (k)		192,076	142,656
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (k)		1,050,027	1,041,098
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.358% 12/25/46 (h)(k)		910,000	945,277
Series 2010-K7 Class B, 5.4354% 4/25/20 (h)(k)		1,000,000	1,042,486
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		34,577	15,520
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 1.2841% 12/20/54 (k)		205,017	179,800
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (h)(k)		12,899,315	12,661,967
Class C2, 1.3841% 12/20/54 (h)(k)		6,523,000	5,720,671
Series 2006-2:
Class A4, 0.2641% 12/20/54 (k)		3,848,992	3,778,171
Class C1, 1.1241% 12/20/54 (k)		21,543,000	18,893,211
Series 2006-3:
Class A3, 0.2641% 12/20/54 (k)		1,853,237	1,819,137
Class A7, 0.3841% 12/20/54 (k)		2,014,604	1,977,536
Class C2, 1.1841% 12/20/54 (k)		1,124,000	985,748
Series 2006-4:
Class A4, 0.2841% 12/20/54 (k)		5,908,653	5,799,933
Class B1, 0.3641% 12/20/54 (k)		4,521,000	4,175,144
Class C1, 0.9441% 12/20/54 (k)		2,767,000	2,426,659
Class M1, 0.5241% 12/20/54 (k)		1,190,000	1,073,975
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (k)		2,234,000	1,959,218
Class 1M1, 0.4841% 12/20/54 (k)		1,493,000	1,347,433
Class 2A1, 0.3241% 12/20/54 (k)		4,636,151	4,550,846
Class 2C1, 1.0441% 12/20/54 (k)		1,015,000	890,155
Class 2M1, 0.6841% 12/20/54 (k)		1,917,000	1,730,093
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (k)		2,654,000	2,327,558
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (k)		826,614	811,404
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (k)		$ 430,241	$ 410,501
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.8034% 3/25/37 (k)		2,581,617	2,517,061
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (k)		1,755,041	1,394,618
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (k)		1,953,836	1,456,367
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (k)		4,943,101	4,227,049
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		588,704	608,385
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (k)		1,593,198	1,529,353
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (h)(k)		745,543	687,698
Class B6, 3.035% 7/10/35 (h)(k)		166,229	155,190
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (h)(k)		32,122	31,779
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (k)		29,660	27,794
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (k)		236,673	233,935
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6807% 3/25/35 (k)		2,604,810	1,559,992
TOTAL PRIVATE SPONSOR			92,744,206
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (k)		2,126,029	2,131,507
Series 2006-50 Class BF, 0.5841% 6/25/36 (k)		2,673,943	2,690,920
Series 2006-82 Class F, 0.7541% 9/25/36 (k)		3,982,197	3,993,674
Series 2007-36 Class F, 0.4141% 4/25/37 (k)		3,310,487	3,315,227
Series 2011-37 Class FA, 0.6341% 5/25/41 (k)		9,869,470	9,898,393
Series 2011-40 Class DF, 0.6341% 5/25/41 (k)		7,668,491	7,701,787
Series 2013-62 Class FA, 0.4841% 6/25/43 (k)		12,483,339	12,464,926
floater sequential payer:
Series 2010-74 Class WF, 0.7841% 7/25/34 (k)		2,826,988	2,855,368
Series 2012-120 Class FE 0.4841% 2/25/39 (k)		5,499,771	5,459,887
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		$ 112,904	$ 119,550
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6041% 4/15/41 (k)		5,199,612	5,205,799
Series 3830 Class FD, 0.5441% 3/15/41 (k)		13,774,183	13,846,167
floater sequential payer Series 2011-3969 Class AF, 0.6341% 10/15/33 (k)		6,093,424	6,110,646
TOTAL U.S. GOVERNMENT AGENCY			75,793,851
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,336,228)			168,538,057
Commercial Mortgage Securities - 6.2%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (n)		285,289	281,322
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	199,423
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4205% 2/14/29 (h)(k)		83,079	84,197
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,426
Series 1997-D5:
Class A7, 7.4251% 2/14/43 (k)		170,181	171,518
Class PS1, 1.3471% 2/14/43 (k)(m)		750,359	22,497
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		412,147	412,645
Series 2005-4 Class AJ, 5.038% 7/10/45 (k)		530,000	543,263
Series 2006-2 Class AAB, 5.7116% 5/10/45 (k)		1,067,090	1,104,217
Series 2006-3 Class A4, 5.889% 7/10/44		5,796,000	6,350,874
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,090,957
Series 2006-5 Class A2, 5.317% 9/10/47		4,990,415	5,024,849
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,882,165
Series 2007-4 Class A3, 5.8103% 2/10/51 (k)		1,162,958	1,199,665
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	174,383
Series 2004-5 Class G, 5.5627% 11/10/41 (h)(k)		195,000	194,938
Series 2005-1 Class CJ, 5.2362% 11/10/42 (k)		550,000	581,682
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,152,095
Series 2005-5 Class D, 5.2289% 10/10/45 (k)		1,180,000	1,194,750
Series 2005-6 Class AJ, 5.1852% 9/10/47 (k)		300,000	318,476
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (h)		$ 1,098,000	$ 121,373
Series 2007-3:
Class A3, 5.5595% 6/10/49 (k)		3,176,000	3,185,036
Class A4, 5.5595% 6/10/49 (k)		3,965,000	4,391,012
Series 2008-1 Class D, 6.2495% 2/10/51 (h)(k)		125,000	71,793
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,517,206
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.484% 11/15/15 (h)(k)		798,223	798,754
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1841% 3/15/22 (h)(k)		77,611	52,784
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6841% 8/15/17 (h)(k)		480,000	495,936
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (h)(k)		49,230	35,921
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (h)(k)		1,097,069	900,696
Class B1, 1.5841% 1/25/36 (h)(k)		94,805	20,107
Class M1, 0.6341% 1/25/36 (h)(k)		353,893	197,113
Class M2, 0.6541% 1/25/36 (h)(k)		106,168	55,733
Class M3, 0.6841% 1/25/36 (h)(k)		155,050	79,759
Class M4, 0.7941% 1/25/36 (h)(k)		85,751	41,554
Class M5, 0.8341% 1/25/36 (h)(k)		85,751	30,270
Class M6, 0.8841% 1/25/36 (h)(k)		91,077	27,322
Series 2006-3A Class M4, 0.6141% 10/25/36 (h)(k)		103,539	15,682
Series 2007-1 Class A2, 0.4541% 3/25/37 (h)(k)		738,199	482,316
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (h)(k)		720,845	556,087
Class A2, 0.5041% 7/25/37 (h)(k)		673,532	338,030
Class M1, 0.5541% 7/25/37 (h)(k)		236,507	65,019
Class M2, 0.5941% 7/25/37 (h)(k)		129,237	22,059
Class M3, 0.6741% 7/25/37 (h)(k)		131,039	13,186
Class M4, 0.8341% 7/25/37 (h)(k)		258,715	9,857
Class M5, 0.9341% 7/25/37 (h)(k)		77,000	2,464
Series 2007-3:
Class A2, 0.4741% 7/25/37 (h)(k)		659,359	411,887
Class M1, 0.4941% 7/25/37 (h)(k)		143,207	67,754
Class M2, 0.5241% 7/25/37 (h)(k)		153,491	44,689
Class M3, 0.5541% 7/25/37 (h)(k)		241,865	55,769
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.6841% 7/25/37 (h)(k)		$ 379,764	$ 76,995
Class M5, 0.7841% 7/25/37 (h)(k)		196,983	28,351
Class M6, 0.9841% 7/25/37 (h)(k)		130,712	15,881
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (h)(k)		276,820	25,743
Class M2, 1.2341% 9/25/37 (h)(k)		276,820	21,301
Class M4, 1.7841% 9/25/37 (h)(k)		298,049	14,559
Series 2006-3A, Class IO, 3.8179% 10/25/36 (h)(k)(m)		7,145,826	165,115
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(k)(m)		6,926,302	484,840
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4351% 3/11/39 (k)		450,000	464,828
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (h)(k)		655,330	622,603
Class E, 0.4841% 3/15/22 (h)(k)		3,607,157	3,354,887
Class F, 0.5341% 3/15/22 (h)(k)		2,235,922	2,034,841
Class G, 0.5841% 3/15/22 (h)(k)		537,549	478,457
Class H, 0.7341% 3/15/22 (h)(k)		655,330	568,549
Class J, 0.8841% 3/15/22 (h)(k)		655,330	553,807
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	653,505
Series 2006-T22 Class AJ, 5.5802% 4/12/38 (k)		400,000	429,838
Series 2007-PW16 Class A4, 5.7131% 6/11/40 (k)		1,112,000	1,249,318
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		70,000	70,427
Class I, 5.64% 2/14/31 (h)		202,551	157,199
Series 2006-PW13 Class A3, 5.518% 9/11/41		2,269,637	2,268,503
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (h)(k)(m)		17,947,833	30,822
Series 2006-T22:
Class A4, 5.5802% 4/12/38 (k)		237,000	257,721
Class B, 5.5802% 4/12/38 (h)(k)		200,000	213,040
Series 2006-T24 Class X2, 0.4448% 10/12/41 (h)(k)(m)		2,947,577	1,262
Series 2007-BBA8:
Class K, 1.3841% 3/15/22 (h)(k)		120,000	96,446
Class L, 2.0841% 3/15/22 (h)(k)		253,498	165,053
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (h)(k)(m)		123,066,869	818,272
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28 Class X2, 0.1575% 9/11/42 (h)(k)(m)		$ 67,080,021	$ 230,084
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		629,446	665,262
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (h)(k)		546,023	510,581
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,277,738
Class XCL, 1.198% 5/15/35 (h)(k)(m)		5,333,516	85,704
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5595% 12/15/47 (h)(k)		750,000	785,734
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	721,798
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	337,498
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		71,537	72,091
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3241% 4/15/22 (h)(k)		183,349	182,090
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		24,898,000	27,236,769
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,891,522
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(k)	CAD	138,000	115,964
Class G, 5.01% 5/15/44 (h)(k)	CAD	30,000	23,837
Class H, 5.01% 5/15/44 (h)(k)	CAD	20,000	13,853
Class J, 5.01% 5/15/44 (h)(k)	CAD	20,000	13,154
Class K, 5.01% 5/15/44 (h)(k)	CAD	10,000	5,650
Class L, 5.01% 5/15/44 (h)(k)	CAD	36,000	18,433
Class M, 5.01% 5/15/44 (h)(k)	CAD	165,000	76,748
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	342,252
Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	1,560,337
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		810,000	529,501
Series 2012-CR5 Class D, 4.335% 12/10/45 (h)(k)		740,000	668,066
Series 2013-CR10:
Class C, 4.958% 8/10/46 (h)(k)		270,000	250,256
Class D, 4.958% 8/10/46 (h)(k)		790,000	659,650
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		220,000	175,749
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (h)(k)		$ 126,749	$ 121,679
Series 2006-FL12:
Class AJ, 0.3141% 12/15/20 (h)(k)		1,310,373	1,292,695
Class B, 0.3541% 12/15/20 (h)(k)		513,608	499,921
sequential payer Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	563,045
Series 2001-J2A Class F, 7.142% 7/16/34 (h)(k)		199,000	233,208
Series 2006-C8 Class XP, 0.4666% 12/10/46 (k)(m)		13,936,782	18,829
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,310,000	2,177,302
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	330,608
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	21,504,735
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2469% 6/10/44 (k)		905,000	883,319
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		1,260,000	1,316,637
Series 2012-CR1:
Class C, 5.3679% 5/15/45 (k)		350,000	352,549
Class D, 5.3679% 5/15/45 (h)(k)		1,040,000	954,037
Series 2012-CR2:
Class E, 4.858% 8/15/45 (h)(k)		1,727,000	1,517,377
Class F, 4.25% 8/15/45 (h)		1,260,000	903,491
Series 2012-LC4:
Class C, 5.6482% 12/10/44 (k)		260,000	268,343
Class D, 5.6482% 12/10/44 (h)(k)		870,000	813,694
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)		364,175	362,469
Series 2007-C3 Class A4, 5.6829% 6/15/39 (k)		19,147,982	20,926,676
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (k)(m)		9,777,242	17,501
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,916,913
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (h)(k)		6,783,000	6,133,263
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7841% 9/15/21 (h)(k)		252,063	246,653
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		606,463	608,556
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		$ 122,995	$ 123,598
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,922,649	2,073,575
Class H, 6% 5/17/40 (h)		90,317	51,365
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		1,071,310	1,114,946
Class G, 6.75% 11/15/30 (h)		180,000	192,534
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (k)(m)		398,869	399
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (h)(k)(m)		614,296	345
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(k)		292,051	294,747
Series 2004-C1 Class E, 5.015% 1/15/37 (h)		1,205,000	1,217,191
Series 2006-C1 Class A3, 5.392% 2/15/39 (k)		4,648,137	4,713,908
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (h)(k)		721,000	713,122
Class C:
0.3541% 2/15/22 (h)(k)		1,864,711	1,833,878
0.4541% 2/15/22 (h)(k)		665,993	645,399
Class F, 0.5041% 2/15/22 (h)(k)		1,331,815	1,281,173
Class L, 2.0841% 2/15/22 (h)(k)		99,364	29,697
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (k)(m)		23,443,790	44,543
Class B, 5.487% 2/15/40 (h)(k)		2,907,000	426,428
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5567% 11/10/46 (h)(k)		500,000	512,635
Class E, 5.5567% 11/10/46 (h)(k)		870,000	832,388
Class F, 5.5567% 11/10/46 (h)(k)		1,560,000	1,331,948
Class XB, 0.2463% 11/10/46 (h)(k)(m)		20,920,000	388,777
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		140,920	140,797
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1694% 6/10/31 (h)(k)		67,331	67,362
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		640,000	647,833
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(k)		443,000	457,110
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (h)		589,000	599,030
Class E, 5.253% 5/5/27 (h)		411,000	422,870
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		$ 200,000	$ 222,080
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (k)(m)		1,640,000	244,632
Series K012 Class X3, 2.2879% 1/25/41 (k)(m)		1,800,000	239,945
Series K013 Class X3, 2.79% 1/25/43 (k)(m)		820,000	133,828
Series KAIV Class X2, 3.6147% 6/25/46 (k)(m)		420,000	89,499
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (h)(k)		1,290,000	1,318,537
Series 2011-K10 Class B, 4.5971% 11/25/49 (h)(k)		240,000	235,795
Series 2011-K11 Class B, 4.4205% 12/25/48 (h)(k)		750,000	729,116
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		258,298	258,040
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (h)(k)		250,000	247,740
Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	697,089
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		13,902,000	15,277,061
Series 2001-1 Class X1, 2.0442% 5/15/33 (h)(k)(m)		867,241	11,206
Series 2007-C1 Class XP, 0.1582% 12/10/49 (k)(m)		21,576,032	26,193
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	305,708
Series 1997-C2 Class G, 6.75% 4/15/29 (k)		345,849	382,831
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	550,111
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	234,303
Class K, 6.974% 8/15/36 (h)		279,002	229,022
Series 2000-C1 Class K, 7% 3/15/33		15,492	11,434
Series 2003-C3 Class H, 5.7478% 4/10/40 (h)(k)		170,000	170,787
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (h)(k)		715,000	703,754
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,945,064
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (h)(k)(m)		29,299,855	98,594
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (h)(k)		1,880,357	1,881,519
Class C, 2.0056% 3/6/20 (h)(k)		1,994,000	1,999,105
Class D, 2.2018% 3/6/20 (h)(k)		4,004,000	4,014,466
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
floater Series 2007-EOP:
Class F, 2.6334% 3/6/20 (h)(k)		$ 164,000	$ 164,306
Class G, 2.7903% 3/6/20 (h)(k)		81,000	81,182
Class H, 3.3004% 3/6/20 (h)(k)		60,000	60,268
Class J, 4.0852% 3/6/20 (h)(k)		86,000	86,224
Class L, 5.4585% 3/6/20 (h)(k)		400,000	399,508
Series 1997-GL:
Class G, 7.5095% 7/13/30 (k)		747,156	784,992
Class H, 7.7995% 7/13/30 (h)(k)		230,000	240,017
Series 2006-GG6 Class A2, 5.506% 4/10/38		3,159,885	3,179,328
Series 2010-C1:
Class D, 5.9837% 8/10/43 (h)(k)		755,000	788,421
Class E, 4% 8/10/43 (h)		1,240,000	926,978
Class X, 1.5299% 8/10/43 (h)(k)(m)		6,072,440	438,880
Series 2012-GCJ7:
Class C, 5.7225% 5/10/45 (k)		630,000	649,164
Class D, 5.7225% 5/10/45 (h)(k)		970,000	906,083
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39		50,189	50,298
Class A4, 5.56% 11/10/39 (k)		2,223,000	2,432,193
Series 2007-GG10 Class A2, 5.778% 8/10/45		5,731,488	5,789,433
Series 2010-C2:
Class D, 5.226% 12/10/43 (h)(k)		720,000	676,261
Class XA, 0.6726% 12/10/43 (h)(k)(m)		5,481,658	97,968
Series 2011-GC5:
Class C, 5.3077% 8/10/44 (h)(k)		1,050,000	1,067,221
Class D, 5.3077% 8/10/44 (h)(k)		480,000	443,051
Series 2012-GCJ9 Class E, 5.0191% 11/10/45 (h)(k)		1,290,000	996,156
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1841% 4/15/18 (h)(k)		178,030	179,301
Series 2013-JWRZ Class E, 3.9241% 4/15/30 (h)(k)		342,000	340,600
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(k)		500,000	506,763
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		479,181	479,616
Series 2003-C1:
Class D, 5.192% 1/12/37		182,040	182,307
Class F, 6.0084% 1/12/37 (h)(k)		250,000	250,080
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(k)		$ 380,000	$ 448,604
Class D, 7.4453% 12/5/27 (h)(k)		1,885,000	2,109,479
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		670,000	704,596
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(k)		695,000	750,748
Series 2011-C4 Class E, 5.3895% 7/15/46 (h)(k)		810,000	765,901
Series 2012-CBX:
Class C, 5.1879% 6/16/45 (k)		250,000	247,111
Class D, 5.1879% 6/16/45 (h)(k)		690,000	652,802
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A Class J, 0.8341% 11/15/18 (h)(k)		257,928	238,342
Series 2006-FLA2:
Class A2, 0.3141% 11/15/18 (h)(k)		2,852,571	2,826,367
Class B, 0.3541% 11/15/18 (h)(k)		814,911	796,970
Class C, 0.3941% 11/15/18 (h)(k)		578,972	563,087
Class D, 0.4141% 11/15/18 (h)(k)		176,367	168,001
Class E, 0.4641% 11/15/18 (h)(k)		254,419	241,969
Class F, 0.5141% 11/15/18 (h)(k)		380,931	361,337
Class G, 0.5441% 11/15/18 (h)(k)		330,997	313,144
Class H, 0.6841% 11/15/18 (h)(k)		254,476	238,206
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (k)		835,101	846,625
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,310,796
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,752,330
Series 2007-CB19 Class A4, 5.711% 2/12/49 (k)		12,470,000	13,891,050
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (k)		2,480,866	2,539,848
Class A4, 5.8137% 6/15/49 (k)		26,069,184	29,037,500
Series 2007-LDPX Class A3, 5.42% 1/15/49		25,732,000	28,294,521
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	143,082
Series 2004-LN2 Class D, 5.2276% 7/15/41 (k)		420,000	357,440
Series 2005-LDP3 Class A3, 4.959% 8/15/42		82,967	82,886
Series 2005-LDP5 Class AJ, 5.3208% 12/15/44 (k)		360,000	378,601
Series 2006-CB17 Class A3, 5.45% 12/12/43		157,001	156,769
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (k)		5,870,000	6,435,017
Series 2007-CB19:
Class B, 5.711% 2/12/49 (k)		165,000	63,585
Class C, 5.711% 2/12/49 (k)		424,000	86,853
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class D, 5.711% 2/12/49 (k)		$ 447,000	$ 50,265
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)		157,000	19,239
Class ES, 5.5357% 1/15/49 (h)(k)		983,000	12,014
Series 2010-C2:
Class D, 5.526% 11/15/43 (h)(k)		645,000	660,770
Class XB, 0.6681% 11/15/43 (h)(k)(m)		3,600,000	138,918
Series 2011-C5:
Class B. 5.3144% 8/15/46 (h)(k)		1,140,000	1,223,870
Class C, 5.3144% 8/15/46 (h)(k)		1,102,648	1,138,852
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	986,044
Class D, 4.2435% 4/15/46 (k)		1,430,000	1,156,188
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (k)		21,615,000	24,296,665
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		190,537	192,608
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,182
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,985,951
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (k)		1,500,000	1,580,222
Class AM, 5.263% 11/15/40 (k)		137,000	147,245
Series 2006-C1 Class A2, 5.084% 2/15/31		1,299	1,300
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	943,310
Class AM, 5.413% 9/15/39		1,500,000	1,629,735
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,026,325
Class AM, 5.378% 11/15/38		160,000	169,905
Series 2007-C1 Class A4, 5.424% 2/15/40		17,074,000	18,779,710
Series 2007-C2 Class A3, 5.43% 2/15/40		3,293,730	3,607,099
Series 2007-C6 Class A2, 5.845% 7/15/40		4,747,472	4,733,063
Series 2003-C7 Class L, 5.224% 7/15/37 (h)(k)		284,000	280,947
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(k)		225,000	223,409
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	287,487
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	760,459
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	765,333
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		$ 1,016,000	$ 1,038,442
Series 2006-C4:
Class AJ, 5.8844% 6/15/38 (k)		1,060,000	1,082,140
Class AM, 5.8844% 6/15/38 (k)		500,000	541,562
Series 2006-C6 Class XCP, 0.673% 9/15/39 (k)(m)		7,302,392	1,913
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (k)(m)		2,598,342	4,973
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,601,105
Series 2007-C7:
Class A3, 5.866% 9/15/45		14,500,276	15,896,116
Class XCP, 0.2714% 9/15/45 (k)(m)		115,327,456	442,281
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (h)(k)		608,683	602,453
Class E, 0.4741% 9/15/21 (h)(k)		2,196,145	2,151,704
Class F, 0.5241% 9/15/21 (h)(k)		1,143,094	1,108,532
Class G, 0.5441% 9/15/21 (h)(k)		2,258,211	2,167,350
Class H, 0.5841% 9/15/21 (h)(k)		582,579	547,486
Series 2007-LLFA Class E, 1.0841% 6/15/22 (h)(k)		760,000	758,543
LStar Commercial Mortgage Trust Series 2011-1:
Class B, 5.5198% 6/25/43 (h)(k)		540,000	558,101
Class D, 5.5198% 6/25/43 (h)(k)		310,000	303,053
Mach One Trust LLC Series 2004-1A Class H, 6.3251% 5/28/40 (h)(k)		260,000	264,061
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7234% 7/9/21 (h)(k)		17,970,000	17,667,745
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4085% 10/12/39 (h)(k)	CAD	320,000	272,291
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (k)		399,328	397,869
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3653% 1/12/44 (k)		220,000	236,256
Series 2004-MKB1 Class F, 5.6778% 2/12/42 (h)(k)		180,000	181,619
Series 2005-LC1 Class F, 5.4193% 1/12/44 (h)(k)		1,655,000	1,456,140
Series 2006-C1:
Class A2, 5.6376% 5/12/39 (k)		742,616	742,999
Class AJ, 5.6826% 5/12/39 (k)		530,000	532,256
Class AM, 5.6826% 5/12/39 (k)		100,000	107,701
Series 2007-C1 Class A4, 5.8499% 6/12/50 (k)		9,429,517	10,527,066
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,539,594
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (k)		97,533	97,358
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		$ 118,205	$ 118,291
Class A3, 5.172% 12/12/49 (k)		900,000	980,010
Class ASB, 5.133% 12/12/49 (k)		1,034,459	1,068,960
Series 2007-5 Class A4, 5.378% 8/12/48		19,456,000	21,286,537
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	16,045,544
Series 2007-7 Class A4, 5.7364% 6/12/50 (k)		6,656,000	7,393,698
Series 2006-4 Class XP, 0.6175% 12/12/49 (k)(m)		24,918,876	205,955
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	416,614
Series 2007-7 Class B, 5.7364% 6/12/50 (k)		166,000	11,185
Series 2007-8 Class A3, 5.8968% 8/12/49 (k)		1,640,000	1,839,896
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		182,610	162,523
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		524,912	459,298
Morgan Stanley BAML Trust:
Series 2013-C9 Class C, 4.0729% 5/15/46 (k)		620,000	547,427
Series 2013-C7 Class D, 4.3056% 2/15/46 (h)		810,000	662,825
Series 2013-C8 Class D, 4.1725% 12/15/48 (h)(k)		400,000	323,649
Series 2013-C9 Class D, 4.1609% 5/15/46 (h)(k)		1,740,000	1,398,201
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.384% 7/15/19 (h)(k)		357,716	268,287
Class J, 0.614% 7/15/19 (h)(k)		335,987	310,380
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (h)(k)		1,092,000	1,064,722
Class D, 0.374% 10/15/20 (h)(k)		667,354	642,342
Class E, 0.434% 10/15/20 (h)(k)		834,661	786,685
Class F, 0.484% 10/15/20 (h)(k)		500,899	467,098
Class G, 0.524% 10/15/20 (h)(k)		619,188	571,213
Class H, 0.614% 10/15/20 (h)(k)		389,758	340,072
Class J, 0.764% 10/15/20 (h)(k)		225,021	86,075
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	668,482
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		894,764	910,662
Series 2012-C4 Class E, 5.5257% 3/15/45 (h)(k)		1,210,000	1,141,048
Series 1997-RR Class F, 7.402% 4/30/39 (h)(k)		81,775	81,775
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		207,934	154,296
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		$ 210,000	$ 204,489
Class O, 5.91% 11/15/31 (h)		185,708	53,286
Series 2004-IQ7 Class E, 5.3975% 6/15/38 (h)(k)		120,000	124,130
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(k)		86,577	86,686
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,563,737
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (k)		1,000,000	1,047,461
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (k)		510,681	552,923
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	777,877
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)		972,000	972,637
Series 2007-HQ12 Class A2, 5.5794% 4/12/49 (k)		8,626,107	8,756,439
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,148,631
Class B, 5.7275% 4/15/49 (k)		469,000	81,934
Series 2011-C1:
Class C, 5.2527% 9/15/47 (h)(k)		970,000	1,012,520
Class D, 5.2527% 9/15/47 (h)(k)		1,760,000	1,778,908
Class E, 5.2527% 9/15/47 (h)(k)		573,100	545,555
Series 2011-C2:
Class D, 5.3161% 6/15/44 (h)(k)		580,000	578,316
Class E, 5.3161% 6/15/44 (h)(k)		600,000	559,059
Class F, 5.3161% 6/15/44 (h)(k)		550,000	438,527
Class XB, 0.4639% 6/15/44 (h)(k)(m)		9,001,008	299,968
Series 2011-C3:
Class C, 5.1845% 7/15/49 (h)(k)		1,000,000	1,008,055
Class D, 5.1845% 7/15/49 (h)(k)		1,130,000	1,082,726
Class E, 5.1845% 7/15/49 (h)(k)		400,000	369,836
Series 2012-C4 Class D, 5.5257% 3/15/45 (h)(k)		330,000	328,063
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9097% 2/23/34 (k)		466,000	514,523
Series 2001-TOP3 Class E, 7.422% 7/15/33 (h)(k)		150,000	147,716
Series 2003-TOP9 Class E, 5.4707% 11/13/36 (h)(k)		78,000	81,195
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (m)		2,484	2,496
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		863,347	1,098,695
RBSCF Trust Series 2010-MB1 Class D, 4.6831% 4/15/24 (h)(k)		1,238,000	1,274,192
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	90,902
Class G, 4.456% 9/12/38 (h)	CAD	54,000	44,792
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2006-2:
Class H, 4.456% 9/12/38 (h)	CAD	36,000	$ 27,384
Class J, 4.456% 9/12/38 (h)	CAD	36,000	24,999
Class K, 4.456% 9/12/38 (h)	CAD	18,000	11,545
Class L, 4.456% 9/12/38 (h)	CAD	26,000	15,761
Class M, 4.456% 9/12/38 (h)	CAD	104,391	47,692
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	105,880
Class G, 4.57% 4/12/23	CAD	42,000	34,193
Class H, 4.57% 4/12/23	CAD	42,000	31,618
Class J, 4.57% 4/12/23 (k)	CAD	42,000	30,186
Class K, 4.57% 4/12/23	CAD	21,000	14,198
Class L, 4.57% 4/12/23	CAD	63,000	41,325
Class M, 4.57% 4/12/23	CAD	185,000	95,340
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(k)		$ 7,093	7,148
Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	105,867
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5276% 8/15/39 (k)		170,000	183,692
Series 2007-C4 Class F, 5.5276% 8/15/39 (k)		820,000	599,791
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	274,999
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7591% 7/15/24 (h)(k)		110,000	100,210
Class G, 0.7591% 7/15/24 (h)(k)		200,000	176,200
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(k)		310,000	264,652
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(k)		970,000	794,382
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(k)		284,000	312,097
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (h)(k)		1,299,000	1,128,083
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	197,223
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (h)(k)		1,523,203	1,401,346
Class G, 0.5441% 9/15/21 (h)(k)		1,779,101	1,636,773
Class J, 0.7841% 9/15/21 (h)(k)		395,545	336,213
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (h)(k)		4,565,501	4,073,605
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class LXR1, 0.8841% 6/15/20 (h)(k)		$ 233,698	$ 203,317
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48		5,044,309	5,091,044
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,976,745
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	49,482,093
Series 2007-C32 Class A3, 5.7482% 6/15/49 (k)		19,449,000	21,728,308
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (k)		11,720,000	12,789,122
Class A5, 5.9241% 2/15/51 (k)		19,259,000	21,704,180
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	342,765
Series 2004-C11:
Class D, 5.3763% 1/15/41 (k)		360,000	363,060
Class E, 5.4263% 1/15/41 (k)		327,000	329,533
Series 2004-C12 Class D, 5.3% 7/15/41 (k)		280,000	286,194
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	265,932
Class C, 5.21% 8/15/41		170,000	174,727
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (h)(k)		500,000	494,602
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,974,000
Series 2005-C22:
Class B, 5.3802% 12/15/44 (k)		4,218,000	3,430,010
Class F, 5.3802% 12/15/44 (h)(k)		3,171,000	952,442
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,568,667
Series 2007-C30 Class XP, 0.4764% 12/15/43 (h)(k)(m)		15,396,510	37,624
Series 2007-C31 Class C, 5.6796% 4/15/47 (k)		522,000	363,362
Series 2007-C32:
Class D, 5.7482% 6/15/49 (k)		1,431,000	576,392
Class E, 5.7482% 6/15/49 (k)		2,252,000	695,719
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (h)(k)(m)		20,614,217	757,366
Series 2012-LC5:
Class C, 4.693% 10/15/45 (k)		569,000	537,882
Class D, 4.7802% 10/15/45 (h)		1,621,000	1,382,760
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	365,627
Class D, 5.5483% 3/15/44 (h)(k)		230,000	218,118
Class E, 5% 3/15/44 (h)		890,000	725,929
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C4 Class E, 5.2484% 6/15/44 (h)(k)		$ 320,000	$ 295,276
Series 2011-C5:
Class C, 5.6363% 11/15/44 (h)(k)		260,000	268,881
Class D, 5.6363% 11/15/44 (h)(k)		600,000	601,794
Class E, 5.6363% 11/15/44 (h)(k)		590,000	555,356
Class XA, 2.0472% 11/15/44 (h)(k)(m)		5,120,560	547,419
Series 2012-C6 Class D, 5.563% 4/15/45 (h)(k)		540,000	498,901
Series 2012-C7:
Class C, 4.8488% 6/15/45 (k)		1,270,000	1,228,150
Class E, 4.8512% 6/15/45 (h)		890,000	771,076
Series 2012-C8 Class D, 4.8792% 8/15/45 (h)(k)		650,000	610,675
Series 2013-C11:
Class D, 4.1849% 3/15/45 (h)(k)		870,000	699,835
Class E, 4.1849% 3/15/45 (h)(k)		1,750,000	1,261,320
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(k)		600,000	475,798
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (h)		1,500,000	1,518,341
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4609% 12/15/45 (h)(k)		380,000	312,579
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $685,815,381)			765,722,888
Municipal Securities - 2.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,359,928
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,322,650
7.3% 10/1/39		18,415,000	23,010,832
7.5% 4/1/34		14,555,000	18,393,299
7.55% 4/1/39		17,880,000	23,142,442
7.6% 11/1/40		32,540,000	42,641,718
7.625% 3/1/40		5,410,000	7,040,087
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		11,325,000	12,581,396
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		60,045,000	52,679,880
Series 2010, 4.421% 1/1/15		6,825,000	7,055,071
Series 2010-1, 6.63% 2/1/35		11,945,000	11,784,818
Series 2010-3:
6.725% 4/1/35		17,810,000	17,731,458
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.: - continued
Series 2010-3:
7.35% 7/1/35		$ 8,165,000	$ 8,614,973
Series 2011:
5.665% 3/1/18		4,730,000	5,047,903
5.877% 3/1/19		19,855,000	21,311,364
TOTAL MUNICIPAL SECURITIES (Cost $272,749,949)			257,717,819
Foreign Government and Government Agency Obligations - 2.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,111,337	1,804,575
2.5% 12/31/38 (f)		2,330,000	763,075
7% 9/12/13		9,125,000	9,100,920
7% 10/3/15		5,700,000	5,061,283
Aruba Government 4.625% 9/14/23 (h)		760,000	708,700
Bahamian Republic 6.95% 11/20/29 (h)		855,000	953,325
Bahrain Kingdom 6.125% 8/1/23 (h)		580,000	556,800
Barbados Government:
7% 8/4/22 (h)		400,000	382,000
7.25% 12/15/21 (h)		470,000	455,900
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,035,000	3,833,250
8.95% 1/26/18		1,015,000	921,113
Brazilian Federative Republic:
5.625% 1/7/41		12,277,000	11,847,305
7.125% 1/20/37		1,505,000	1,711,938
8.25% 1/20/34		935,000	1,182,775
10.125% 5/15/27		425,000	635,375
12.25% 3/6/30		1,045,000	1,729,475
Buenos Aires Province 11.75% 10/5/15 (h)		100,000	88,500
City of Buenos Aires 12.5% 4/6/15 (h)		2,710,000	2,710,000
Colombian Republic:
6.125% 1/18/41		1,985,000	2,081,769
7.375% 9/18/37		1,680,000	2,032,800
10.375% 1/28/33		2,010,000	2,964,750
Congo Republic 3.5% 6/30/29 (f)		2,998,116	2,533,408
Costa Rican Republic:
4.25% 1/26/23 (h)		1,150,000	1,040,750
4.375% 4/30/25 (h)		690,000	608,925
5.625% 4/30/43 (h)		490,000	411,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Croatia Republic:
5.5% 4/4/23 (h)		$ 1,910,000	$ 1,828,825
6.25% 4/27/17 (h)		1,460,000	1,533,000
6.375% 3/24/21 (h)		1,550,000	1,573,250
6.625% 7/14/20 (h)		1,670,000	1,732,625
6.75% 11/5/19 (h)		2,050,000	2,157,625
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		975,000	892,125
6.25% 10/4/20 (h)		1,910,000	1,804,950
6.25% 7/27/21 (h)		1,410,000	1,332,450
7.4% 1/22/15 (h)		1,335,000	1,395,075
Dominican Republic:
1.25% 8/30/24 (k)		1,600,000	1,440,000
5.875% 4/18/24 (h)		570,000	532,950
7.5% 5/6/21 (h)		2,030,000	2,177,175
9.04% 1/23/18 (h)		1,244,354	1,359,457
El Salvador Republic:
7.625% 2/1/41 (h)		675,000	651,375
7.65% 6/15/35 (Reg. S)		1,165,000	1,124,225
8.25% 4/10/32 (Reg. S)		575,000	583,625
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		200,000	205,000
Georgia Republic 6.875% 4/12/21 (h)		1,120,000	1,173,200
Ghana Republic 7.875% 8/7/23 (h)		580,000	559,700
Guatemalan Republic:
4.875% 2/13/28 (h)		615,000	551,963
5.75% 6/6/22 (h)		935,000	944,350
Hungarian Republic:
4.125% 2/19/18		1,876,000	1,824,410
4.75% 2/3/15		2,755,000	2,816,988
7.625% 3/29/41		1,980,000	2,034,450
Indonesian Republic:
3.375% 4/15/23 (h)		555,000	446,775
4.625% 4/15/43 (h)		555,000	400,988
4.875% 5/5/21 (h)		1,260,000	1,162,350
5.25% 1/17/42 (h)		1,175,000	916,500
5.875% 3/13/20 (h)		1,260,000	1,253,700
6.625% 2/17/37 (h)		950,000	881,125
6.875% 1/17/18 (h)		285,000	307,800
7.75% 1/17/38 (h)		1,450,000	1,526,125
8.5% 10/12/35 (Reg. S)		1,435,000	1,628,725
11.625% 3/4/19 (h)		1,535,000	1,968,638
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,120,000	3,014,700
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Ivory Coast 7.1% 12/31/32 (f)		$ 1,550,000	$ 1,317,500
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,207,800
Latvian Republic:
2.75% 1/12/20 (h)		1,400,000	1,295,000
5.25% 2/22/17 (h)		850,000	914,855
5.25% 6/16/21 (h)		305,000	321,394
Lebanese Republic:
4% 12/31/17		4,117,500	3,999,328
4.75% 11/2/16		1,785,000	1,749,300
5.15% 11/12/18		1,190,000	1,130,500
5.45% 11/28/19		1,555,000	1,465,588
6.375% 3/9/20		1,180,000	1,168,200
Lithuanian Republic:
6.125% 3/9/21 (h)		1,960,000	2,175,600
6.625% 2/1/22 (h)		1,940,000	2,214,025
7.375% 2/11/20 (h)		2,455,000	2,896,900
Mongolian People's Republic 5.125% 12/5/22 (h)		600,000	477,000
Moroccan Kingdom:
4.25% 12/11/22 (h)		1,600,000	1,368,000
5.5% 12/11/42 (h)		600,000	478,500
Panamanian Republic:
4.3% 4/29/53		830,000	614,200
6.7% 1/26/36		1,570,000	1,742,700
8.875% 9/30/27		1,335,000	1,802,250
Peruvian Republic:
4% 3/7/27 (f)		1,360,000	1,360,000
5.625% 11/18/50		555,000	542,513
7.35% 7/21/25		700,000	868,000
8.75% 11/21/33		2,405,000	3,354,975
Philippine Republic:
6.375% 1/15/32		395,000	442,400
7.75% 1/14/31		1,655,000	2,060,475
9.5% 2/2/30		1,655,000	2,368,719
10.625% 3/16/25		1,210,000	1,821,050
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,190,000	1,073,975
5.95% 8/22/23 (h)		685,000	655,888
Polish Government:
3% 3/17/23		1,465,000	1,300,188
5% 3/23/22		1,805,000	1,890,738
6.375% 7/15/19		790,000	907,473
Provincia de Cordoba 12.375% 8/17/17 (h)		1,775,000	1,428,875
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 1,500,000	$ 1,590,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,012,500
Republic of Namibia 5.5% 11/3/21 (h)		740,000	747,400
Republic of Nigeria:
5.125% 7/12/18 (h)		590,000	594,425
6.375% 7/12/23 (h)		675,000	682,594
6.75% 1/28/21 (h)		860,000	911,600
Republic of Paraguay 4.625% 1/25/23 (h)		425,000	386,750
Republic of Serbia:
4.875% 2/25/20 (h)		1,390,000	1,254,475
5.25% 11/21/17 (h)		765,000	747,941
6.75% 11/1/24 (h)		2,658,893	2,542,433
7.25% 9/28/21 (h)		1,450,000	1,450,000
Republic of Zambia 5.375% 9/20/22 (h)		1,000,000	842,500
Romanian Republic:
4.375% 8/22/23 (h)		1,396,000	1,298,280
6.75% 2/7/22 (h)		2,872,000	3,188,494
Russian Federation:
5.625% 4/4/42 (h)		600,000	596,280
7.5% 3/31/30 (Reg. S)		4,460,315	5,146,311
12.75% 6/24/28 (Reg. S)		2,775,000	4,710,563
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,425,000	1,289,625
5.45% 2/9/17 (Reg. S)		655,000	685,261
Tanzania United Republic of 6.4499% 3/8/20 (k)		1,155,000	1,175,213
Turkish Republic:
4.875% 4/16/43		555,000	430,125
5.125% 3/25/22		515,000	491,825
5.625% 3/30/21		815,000	819,075
6% 1/14/41		1,020,000	912,900
6.25% 9/26/22		680,000	702,984
6.75% 4/3/18		1,075,000	1,166,375
6.75% 5/30/40		1,115,000	1,092,700
6.875% 3/17/36		1,795,000	1,792,756
7% 3/11/19		335,000	365,150
7.25% 3/5/38		1,150,000	1,196,000
7.375% 2/5/25		1,695,000	1,839,075
7.5% 11/7/19		595,000	664,913
8% 2/14/34		490,000	553,700
11.875% 1/15/30		330,000	501,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		$ 1,690,000	$ 1,504,100
Ukraine Government:
6.25% 6/17/16 (h)		1,155,000	1,061,214
6.75% 11/14/17 (h)		770,000	682,451
7.75% 9/23/20 (h)		1,280,000	1,123,200
7.8% 11/28/22 (h)		1,000,000	865,000
7.95% 6/4/14 (h)		2,110,000	2,083,625
7.95% 2/23/21 (h)		1,425,000	1,261,125
9.25% 7/24/17 (h)		2,150,000	2,101,625
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	622,663
United Mexican States:
4.75% 3/8/44		13,662,000	11,885,940
5.75% 10/12/2110		216,000	193,860
6.05% 1/11/40		1,116,000	1,181,844
6.75% 9/27/34		800,000	925,600
7.5% 4/8/33		360,000	450,000
8.3% 8/15/31		420,000	567,000
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,420,000	4,086,900
Venezuelan Republic:
6% 12/9/20		480,000	343,200
7% 3/31/38		395,000	256,750
8.5% 10/8/14		1,325,000	1,334,275
9% 5/7/23 (Reg. S)		1,325,000	1,060,000
9.25% 5/7/28 (Reg. S)		560,000	435,400
9.375% 1/13/34		455,000	352,625
10.75% 9/19/13		970,000	973,395
11.75% 10/21/26 (Reg. S)		1,090,000	986,450
11.95% 8/5/31 (Reg. S)		1,655,000	1,493,638
12.75% 8/23/22		2,850,000	2,821,500
13.625% 8/15/18		1,318,000	1,420,145
Vietnamese Socialist Republic:
1.3125% 3/12/16 (k)		769,565	704,152
4% 3/12/28 (f)		4,518,417	3,840,654
6.875% 1/15/16 (h)		1,980,000	2,088,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $246,421,354)			245,359,493
Supranational Obligations - 0.0%
		Principal Amount (e)	Value
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S) (Cost $417,213)		$ 420,000	$ 424,200
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(h)	1	863,100
TOTAL COMMON STOCKS (Cost $1,258,919)		863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	225,563
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	353,700
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	656,880
Series D, 7.50%	5,942	138,211
Boston Properties, Inc. 5.25%	17,500	367,325
CBL & Associates Properties, Inc.:
7.375%	7,720	190,916
Series E, 6.625%	25,000	572,500
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	232,500
Corporate Office Properties Trust:
Series H, 7.50%	5,000	123,900
Series L, 7.375%	12,221	296,726
DDR Corp. Series K, 6.25%	17,823	390,680
Digital Realty Trust, Inc. Series E, 7.00%	10,000	237,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	422,072
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,146
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust 7.75%	15,000	$ 374,250
Hersha Hospitality Trust Series B, 8.00%	13,844	350,945
Hospitality Properties Trust Series D, 7.125%	10,000	247,500
LaSalle Hotel Properties Series H, 7.50%	10,000	249,900
PS Business Parks, Inc.:
6.875%	10,000	247,100
Series S, 6.45%	21,000	488,670
Public Storage:
Series P, 6.50%	12,000	298,200
Series R, 6.35%	10,500	256,200
Series S, 5.90%	20,000	456,600
Realty Income Corp. Series F, 6.625%	12,000	289,680
Regency Centers Corp. Series 6, 6.625%	5,510	128,934
Retail Properties America, Inc. 7.00%	24,109	557,882
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	453,497
Stag Industrial, Inc. Series A, 9.00%	20,000	537,000
Sun Communities, Inc. Series A, 7.125%	14,801	361,884
Taubman Centers, Inc. Series J, 6.50%	11,338	259,980
		9,781,778
TOTAL PREFERRED STOCKS (Cost $10,437,351)		10,007,341
Floating Rate Loans - 0.3%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,000,000	1,025,000
Hilton Worldwide, Inc. term loan 4.435% 11/12/15 (k)	8,832,692	8,788,529
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (k)	431,355	437,825
Tranche B, term loan 11.375% 7/6/14 (k)	323,518	328,371
Tranche D, term loan 14.9% 7/6/14 (k)	650,000	661,375
		11,241,100
Floating Rate Loans - continued
	Principal Amount (e)	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (k)	$ 1,415,000	$ 1,351,325
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (k)	2,205,000	2,251,967
		3,603,292
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (k)	755,000	764,438
Tranche B 1LN, term loan 4.4992% 2/1/20 (k)	1,401,488	1,406,813
		2,171,251
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/17	1,247,973	1,266,693
Insurance - 0.0%
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (k)	940,000	951,750
Tranche B 1LN, term loan 4.5% 11/30/19 (k)	1,880,000	1,861,200
		2,812,950
Real Estate Management & Development - 0.1%
CityCenter term loan 8.75% 7/12/14 (k)	521,219	521,219
EOP Operating LP term loan:
6.02% 2/1/14 (k)	1,000,000	992,500
6.27% 2/1/14 (k)	1,200,000	1,191,000
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (k)	1,207,706	1,099,717
		3,804,436
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (k)	44,888	45,336
TOTAL FINANCIALS		10,100,666
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	533,785	508,431
Floating Rate Loans - continued
	Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Ceridian Corp. Tranche B, term loan 4.4334% 5/9/17 (k)	$ 525,000	$ 523,688
First Data Corp. term loan 4.1841% 3/24/18 (k)	4,645,000	4,598,550
		5,122,238
Software - 0.0%
BMC Software Finance, Inc. Tranche B, term loan 5% 8/9/20 (k)	1,160,000	1,160,000
TOTAL INFORMATION TECHNOLOGY		6,282,238
MATERIALS - 0.0%
Metals & Mining - 0.0%
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (k)	265,000	267,650
Tranche B 1LN, term loan 4.25% 7/19/19 (k)	75,000	75,285
		342,935
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B 4LN, term loan 4% 1/15/20 (k)	365,000	365,000
TOTAL FLOATING RATE LOANS (Cost $32,113,983)		32,443,662
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	1,155,482	1,063,044
Goldman Sachs 1.1875% 12/14/19 (k)	990,278	911,056
1.1875% 12/14/19 (k)	464,324	427,178
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,309,525)		2,401,278
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,356,348)	1,329,000	1,393,253
Fixed-Income Funds - 24.6%
	Shares	Value
Fidelity Floating Rate Central Fund (l)	3,873,995	$ 412,309,245
Fidelity Mortgage Backed Securities Central Fund (l)	25,109,176	2,640,480,896
TOTAL FIXED-INCOME FUNDS (Cost $2,894,206,335)		3,052,790,141
Preferred Securities - 0.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 1,850,000	1,946,761
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	1,060,000	1,060,590
		3,007,351
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)	750,000	754,540
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (h)(i)	600,000	467,586
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
JPMorgan Chase & Co. 6% (i)(k)	2,895,000	2,765,847
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)	1,700,000	1,365,641
TOTAL PREFERRED SECURITIES (Cost $8,961,691)		8,360,965
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $218,365,740)	218,365,740	218,365,740
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $151,845,000)	$ 151,845,844	$ 151,845,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $12,505,287,941)		12,814,567,540
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(386,712,683)
NET ASSETS - 100%		$ 12,427,854,857
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 9/1/43	$ (27,100,000)	(25,908,022)
3% 9/1/43	(16,000,000)	(15,296,250)
3% 9/1/43	(9,600,000)	(9,177,750)
3% 9/1/43	(17,500,000)	(16,730,273)
3% 9/1/43	(1,600,000)	(1,529,625)
4% 9/1/43	(6,800,000)	(7,011,969)
4% 9/1/43	(6,800,000)	(7,011,969)
4% 9/1/43	(26,200,000)	(27,016,704)
4.5% 9/1/43	(36,200,000)	(38,191,004)
5% 9/1/43	(17,800,000)	(19,132,652)
5.5% 9/1/43	(10,700,000)	(11,616,187)
5.5% 9/1/43	(10,700,000)	(11,616,187)
TOTAL FANNIE MAE		(190,238,592)
Ginnie Mae
4% 9/1/43	(34,400,000)	(35,714,188)
4% 9/1/43	(30,100,000)	(31,249,913)
4% 9/1/43	(30,000,000)	(31,146,093)
4% 9/1/43	(6,400,000)	(6,644,500)
4% 9/1/43	(6,800,000)	(7,059,781)
4% 9/1/43	(4,900,000)	(5,087,195)
4% 9/1/43	(4,000,000)	(4,152,812)
4% 9/1/43	(4,300,000)	(4,464,273)
TOTAL GINNIE MAE		(125,518,755)
TOTAL TBA SALE COMMITMENTS (Proceeds $316,334,562)		$ (315,757,347)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (10,366)	$ 0	$ (10,366)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,057,173,850 or 8.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $281,322 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 276,264
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$151,845,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 151,845,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 932,499
Fidelity Floating Rate Central Fund	20,911,556
Fidelity Mortgage Backed Securities Central Fund	57,869,203
Total	$ 79,713,258
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 20,911,543	$ 74,964,151	$ 412,309,245	30.8%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	57,869,203	662,831,266	2,640,480,896	19.2%
Total	$ 3,821,365,685	$ 78,780,746	$ 737,795,417	$ 3,052,790,141
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,007,341	$ 9,781,778	$ 225,563	$ -
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,973,958,913	-	3,973,871,015	87,898
U.S. Government and Government Agency Obligations	2,691,144,818	-	2,691,144,818	-
U.S. Government Agency - Mortgage Securities	1,092,249,032	-	1,092,249,032	-
Asset-Backed Securities	140,981,840	-	129,371,304	11,610,536
Collateralized Mortgage Obligations	168,538,057	-	167,433,161	1,104,896
Commercial Mortgage Securities	765,722,888	-	761,851,569	3,871,319
Municipal Securities	257,717,819	-	257,717,819	-
Foreign Government and Government Agency Obligations	245,359,493	-	243,999,493	1,360,000
Supranational Obligations	424,200	-	424,200	-
Floating Rate Loans	32,443,662	-	26,019,679	6,423,983
Sovereign Loan Participations	2,401,278	-	-	2,401,278
Bank Notes	1,393,253	-	1,393,253	-
Fixed-Income Funds	3,052,790,141	3,052,790,141	-	-
Preferred Securities	8,360,965	-	7,300,375	1,060,590
Money Market Funds	218,365,740	218,365,740	-	-
Cash Equivalents	151,845,000	-	151,845,000	-
Total Investments in Securities:	$ 12,814,567,540	$ 3,280,937,659	$ 9,504,846,281	$ 28,783,600
Derivative Instruments:
Liabilities
Swaps	$ (10,366)	$ -	$ (10,366)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (315,757,347)	$ -	$ (315,757,347)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (10,366)
Total Value of Derivatives	$ -	$ (10,366)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013
Assets
Investment in securities, at value (including securities loaned of $148,867,647 and repurchase agreements of $151,845,000) - See accompanying schedule: Unaffiliated issuers (cost $9,392,715,866)	$ 9,543,411,659
Fidelity Central Funds (cost $3,112,572,075)	3,271,155,881
Total Investments (cost $12,505,287,941)		$ 12,814,567,540
Cash		2,632,791
Receivable for investments sold Regular delivery		1,232,260,999
Delayed delivery		100,930,294
Receivable for TBA sale commitments		316,334,562
Receivable for swaps		95
Receivable for fund shares sold		9,937,778
Dividends receivable		17,595
Interest receivable		72,995,978
Distributions receivable from Fidelity Central Funds		29,595
Receivable from investment adviser for expense reductions		2,999
Other receivables		447,159
Total assets		14,550,157,385

Liabilities
Payable for investments purchased Regular delivery	$ 1,231,891,456
Delayed delivery	401,662,189
TBA sale commitments, at value	315,757,347
Payable for fund shares redeemed	14,509,766
Distributions payable	1,597,453
Bi-lateral OTC swaps, at value	10,366
Accrued management fee	3,275,168
Distribution and service plan fees payable	195,133
Other affiliated payables	1,489,434
Other payables and accrued expenses	69,216
Collateral on securities loaned, at value	151,845,000
Total liabilities		2,122,302,528

Net Assets		$ 12,427,854,857
Net Assets consist of:
Paid in capital		$ 12,320,361,499
Undistributed net investment income		26,914,007
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,266,955)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		309,846,306
Net Assets		$ 12,427,854,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,259,114 ÷ 49,373,852 shares)	$ 10.48

Maximum offering price per share (100/96.00 of $10.48)	$ 10.92
Class T: Net Asset Value and redemption price per share ($52,847,607 ÷ 5,052,629 shares)	$ 10.46

Maximum offering price per share (100/96.00 of $10.46)	$ 10.90
Class B: Net Asset Value and offering price per share ($7,111,689 ÷ 678,636 shares)A	$ 10.48

Class C: Net Asset Value and offering price per share ($79,710,960 ÷ 7,609,366 shares)A	$ 10.48

Total Bond: Net Asset Value, offering price and redemption price per share ($11,526,014,411 ÷ 1,100,367,741 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($244,911,076 ÷ 23,415,066 shares)	$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Dividends		$ 1,017,896
Interest		364,559,406
Income from Fidelity Central Funds		79,713,258
Total income		445,290,560

Expenses
Management fee	$ 43,714,707
Transfer agent fees	14,746,768
Distribution and service plan fees	2,770,877
Fund wide operations fee	4,964,528
Independent trustees' compensation	53,100
Interest	2,018
Miscellaneous	33,974
Total expenses before reductions	66,285,972
Expense reductions	(22,137)	66,263,835
Net investment income (loss)		379,026,725
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,915,518
Fidelity Central Funds	6,245,135
Foreign currency transactions	(207)
Swaps	(15,889)
Total net realized gain (loss)		99,144,557
Change in net unrealized appreciation (depreciation) on: Investment securities	(689,316,663)
Assets and liabilities in foreign currencies	(144)
Swaps	24,812
Delayed delivery commitments	1,714,799
Total change in net unrealized appreciation (depreciation)		(687,577,196)
Net gain (loss)		(588,432,639)
Net increase (decrease) in net assets resulting from operations		$ (209,405,914)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 379,026,725	$ 466,524,668
Net realized gain (loss)	99,144,557	403,365,138
Change in net unrealized appreciation (depreciation)	(687,577,196)	168,945,852
Net increase (decrease) in net assets resulting from operations	(209,405,914)	1,038,835,658
Distributions to shareholders from net investment income	(361,890,942)	(476,613,394)
Distributions to shareholders from net realized gain	(483,153,308)	(215,970,794)
Total distributions	(845,044,250)	(692,584,188)
Share transactions - net increase (decrease)	(1,894,878,488)	1,722,265,752
Total increase (decrease) in net assets	(2,949,328,652)	2,068,517,222

Net Assets
Beginning of period	15,377,183,509	13,308,666,287
End of period (including undistributed net investment income of $26,914,007 and undistributed net investment income of $32,646,990, respectively)	$ 12,427,854,857	$ 15,377,183,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) C	.263	.322	.381	.428	.494
Net realized and unrealized gain (loss)	(.468)	.438	.187	.778	.231
Total from investment operations	(.205)	.760	.568	1.206	.725
Distributions from net investment income	(.250)	(.335)	(.367)	(.402)	(.447)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.605)	(.510)	(.578)	(.436)	(.515)
Net asset value, end of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return A, B	(1.94)%	7.11%	5.35%	11.97%	7.79%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.82%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.79%	.82%	.83%	.82%	.80%
Expenses net of all reductions	.79%	.82%	.83%	.82%	.80%
Net investment income (loss)	2.41%	2.92%	3.50%	4.00%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Income from Investment Operations
Net investment income (loss) C	.265	.328	.386	.426	.488
Net realized and unrealized gain (loss)	(.477)	.433	.186	.778	.233
Total from investment operations	(.212)	.761	.572	1.204	.721
Distributions from net investment income	(.253)	(.336)	(.371)	(.400)	(.443)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.608)	(.511)	(.582)	(.434)	(.511)
Net asset value, end of period	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Total Return A, B	(2.01)%	7.14%	5.39%	11.97%	7.74%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.77%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.76%	.77%	.80%	.82%	.85%
Expenses net of all reductions	.76%	.77%	.80%	.82%	.85%
Net investment income (loss)	2.44%	2.97%	3.54%	4.01%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,848	$ 59,896	$ 60,500	$ 71,349	$ 48,090
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) C	.189	.247	.307	.351	.423
Net realized and unrealized gain (loss)	(.469)	.434	.177	.787	.233
Total from investment operations	(.280)	.681	.484	1.138	.656
Distributions from net investment income	(.175)	(.256)	(.293)	(.324)	(.378)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.530)	(.431)	(.504)	(.358)	(.446)
Net asset value, end of period	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Total Return A, B	(2.61)%	6.36%	4.54%	11.26%	7.01%
Ratios to Average Net Assets D, F
Expenses before reductions	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.48%	1.50%	1.52%	1.53%	1.53%
Net investment income (loss)	1.73%	2.24%	2.82%	3.29%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,112	$ 11,515	$ 9,225	$ 13,017	$ 9,054
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) C	.185	.246	.308	.354	.425
Net realized and unrealized gain (loss)	(.469)	.434	.187	.778	.232
Total from investment operations	(.284)	.680	.495	1.132	.657
Distributions from net investment income	(.171)	(.255)	(.294)	(.328)	(.379)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.526)	(.430)	(.505)	(.362)	(.447)
Net asset value, end of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return A, B	(2.65)%	6.34%	4.65%	11.20%	7.02%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.51%	1.51%	1.51%	1.50%	1.52%
Net investment income (loss)	1.69%	2.23%	2.83%	3.32%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,711	$ 102,385	$ 63,867	$ 91,439	$ 55,958
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) B	.300	.363	.423	.466	.527
Net realized and unrealized gain (loss)	(.478)	.434	.187	.778	.232
Total from investment operations	(.178)	.797	.610	1.244	.759
Distributions from net investment income	(.287)	(.372)	(.409)	(.440)	(.481)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.642)	(.547)	(.620)	(.474)	(.549)
Net asset value, end of period	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return A	(1.70)%	7.48%	5.76%	12.37%	8.17%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.75%	3.29%	3.89%	4.37%	5.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828
Portfolio turnover rate D	201%	155%	168% F	130%	104% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Income from Investment Operations
Net investment income (loss) B	.295	.353	.413	.458	.518
Net realized and unrealized gain (loss)	(.469)	.435	.178	.788	.224
Total from investment operations	(.174)	.788	.591	1.246	.742
Distributions from net investment income	(.281)	(.363)	(.400)	(.432)	(.474)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.636)	(.538)	(.611)	(.466)	(.542)
Net asset value, end of period	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Total Return A	(1.67)%	7.40%	5.58%	12.41%	7.99%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.53%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.51%	.53%	.54%	.52%	.53%
Expenses net of all reductions	.51%	.53%	.54%	.52%	.53%
Net investment income (loss)	2.69%	3.20%	3.80%	4.30%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,911	$ 596,238	$ 531,451	$ 509,388	$ 884,991
Portfolio turnover rate D	201%	155%	168% F	130%	104% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

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Investment Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

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Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

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Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 369,120,604
Gross unrealized depreciation	(262,953,316)
Net unrealized appreciation (depreciation) on securities and other investments	$ 106,167,288

Tax Cost	$ 12,708,400,252

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 126,641,800
Net unrealized appreciation (depreciation)	$ 106,733,984

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $112,868,569 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 610,165,833	$ 543,254,351
Long-term Capital Gains	234,878,417	149,329,837
Total	$ 845,044,250	$ 692,584,188

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

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Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of

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To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based

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Risk Exposures and the Use of Derivative Instruments - continued

on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund

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Risk Exposures and the Use of Derivative Instruments - continued

may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (15,889)	$ 24,812

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized

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4. Derivative Instruments - continued

Swaps - continued

gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

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Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,756,325,130 and $2,574,471,519, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,514,060	$ 29,979
Class T	-%	.25%	143,541	-
Class B	.65%	.25%	88,586	65,078
Class C	.75%	.25%	1,024,690	245,178
			$ 2,770,877	$ 340,235

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62,273
Class T	13,362
Class B*	27,770
Class C*	22,690
$ 126,095

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing

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Transfer Agent Fees - continued

and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,141,760.19
Class T	93,654.16
Class B	22,067.22
Class C	163,149.16
Total Bond	12,852,126.10
Institutional Class	474,012.16
	$ 14,746,768

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 151,851,000.48%		$ 2,018

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33,974 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $357,405.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $230 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,785.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,122.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 13,856,375	$ 33,174,378
Class T	1,335,806	1,623,184
Class B	157,101	234,459
Class C	1,597,527	1,815,511
Total Bond	337,369,105	422,085,321
Institutional Class	7,575,028	17,680,541
Total	$ 361,890,942	$ 476,613,394

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10. Distributions to Shareholders - continued

Years ended August 31,	2013	2012
From net realized gain
Class A	$ 20,687,431	$ 20,453,255
Class T	1,928,191	936,741
Class B	349,359	146,504
Class C	3,423,874	1,103,220
Total Bond	440,267,458	184,845,293
Institutional Class	16,496,995	8,485,781
Total	$ 483,153,308	$ 215,970,794

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	20,952,007	55,687,021	$ 228,985,405	$ 616,317,251
Reinvestment of distributions	2,952,832	4,615,320	32,396,722	50,468,160
Shares redeemed	(31,575,631)	(114,257,352)	(343,352,591)	(1,261,967,797)
Net increase (decrease)	(7,670,792)	(53,955,011)	$ (81,970,464)	$ (595,182,386)
Class T
Shares sold	3,936,447	3,204,699	$ 42,970,405	$ 35,225,108
Reinvestment of distributions	275,892	211,056	3,021,149	2,311,967
Shares redeemed	(4,471,257)	(3,591,541)	(48,844,595)	(39,283,078)
Net increase (decrease)	(258,918)	(175,786)	$ (2,853,041)	$ (1,746,003)
Class B
Shares sold	106,348	412,177	$ 1,174,070	$ 4,548,077
Reinvestment of distributions	36,786	27,801	404,147	304,772
Shares redeemed	(484,181)	(255,876)	(5,268,286)	(2,827,300)
Net increase (decrease)	(341,047)	184,102	$ (3,690,069)	$ 2,025,549
Class C
Shares sold	3,731,777	4,840,132	$ 40,987,087	$ 53,492,696
Reinvestment of distributions	401,639	232,155	4,409,431	2,545,589
Shares redeemed	(5,594,010)	(1,789,177)	(60,690,825)	(19,700,005)
Net increase (decrease)	(1,460,594)	3,283,110	$ (15,294,307)	$ 36,338,280

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Total Bond
Shares sold	366,265,927	465,601,300	$ 4,002,072,041	$ 5,136,671,142
Reinvestment of distributions	66,896,119	52,638,341	733,147,180	578,033,531
Shares redeemed	(569,816,178)	(315,889,184)	(6,201,278,267)	(3,486,452,105)
Net increase (decrease)	(136,654,132)	202,350,457	$ (1,466,059,046)	$ 2,228,252,568
Institutional Class
Shares sold	12,365,882	20,638,230	$ 134,331,012	$ 227,773,701
Reinvestment of distributions	2,076,800	2,315,493	22,818,644	25,373,096
Shares redeemed	(43,921,575)	(18,279,211)	(482,161,217)	(200,569,053)
Net increase (decrease)	(29,478,893)	4,674,512	$ (325,011,561)	$ 52,577,744

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/14/13	10/11/13	$0.109
Class T	10/14/13	10/11/13	$0.109
Class B	10/14/13	10/11/13	$0.109
Class C	10/14/13	10/11/13	$0.109

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013 $197,290,359, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $236,562,251 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATB-UANN-1013
1.804574.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Institutional Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Total Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-1.67%	6.24%	5.22%

A The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Total Bond Fund, the original retail class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Institutional Class on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor® Total Bond Fund: For the year, the fund's Institutional Class shares returned -1.67%, while the Barclays® U.S. Aggregate Bond Index returned -2.47%. Both sector and security selection added meaningful value across the portfolio. Although fixed-income securities came under intense pressure beginning in May, conditions leading up to that point were largely supportive of riskier assets, thanks to strong demand from income-oriented investors in an ultra-low-yield environment. As a result, our continued emphasis on sectors of the market that trade with a risk premium, or "yield spread," over U.S. Treasuries paid off this period throughout the portfolio. Specifically, we saw solid results from our core investment-grade holdings and also benefited from modest out-of-index allocations to the more credit-sensitive "plus" sectors, which mostly outpaced investment-grade bonds for the year. The biggest contribution came from our holdings in high-yield bonds and leveraged loans - debt obligations of companies with below-investment-grade ratings - and high-yield commercial mortgage-backed securities, all of which produced solid single-digit gains amid strong investor demand and improving business fundamentals.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.76%
Actual		$ 1,000.00	$ 971.30	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.76%
Actual		$ 1,000.00	$ 971.20	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class B	1.46%
Actual		$ 1,000.00	$ 967.80	$ 7.24
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.43
Class C	1.51%
Actual		$ 1,000.00	$ 967.60	$ 7.49
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Total Bond	.45%
Actual		$ 1,000.00	$ 971.90	$ 2.24
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 972.40	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 49.9%	U.S. Government and U.S. Government Agency Obligations 55.9%
AAA 2.9%	AAA 2.9%
AA 3.1%	AA 2.5%
A 10.2%	A 7.7%
BBB 19.0%	BBB 17.4%
BB and Below 11.4%	BB and Below 9.1%
Not Rated 1.1%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.7	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.3	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 32.1%		Corporate Bonds 27.2%
	U.S. Government and U.S. Government Agency Obligations 49.9%		U.S. Government and U.S. Government Agency Obligations 55.9%
	Asset-Backed Securities 1.1%		Asset-Backed Securities 0.7%
	CMOs and Other Mortgage Related Securities 6.9%		CMOs and Other Mortgage Related Securities 6.1%
	Municipal Bonds 2.1%		Municipal Bonds 1.7%
	Stocks 0.1%		Stocks 0.1%
	Other Investments 5.5%		Other Investments 5.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	7.7%	** Foreign investments	5.7%
* Futures and Swaps	(0.4%)	** Futures and Swaps	(0.4%)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.0%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
American Axle & Manufacturing, Inc. 6.25% 3/15/21		$ 3,295,000	$ 3,352,663
Dana Holding Corp.:
5.375% 9/15/21		645,000	633,713
6% 9/15/23		645,000	628,875
6.5% 2/15/19		2,080,000	2,210,000
Delphi Corp. 5% 2/15/23		11,710,000	11,900,288
JB Poindexter & Co., Inc. 9% 4/1/22 (h)		1,900,000	1,995,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		600,000	579,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(k)		2,250,000	2,340,000
Tenneco, Inc. 6.875% 12/15/20		1,505,000	1,614,113
			25,253,652
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,870,000	4,203,788
8.25% 6/15/21		1,695,000	1,860,263
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,492,901
			13,556,952
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)		1,206,000	1,189,258
4.25% 6/15/23 (h)		8,466,000	8,300,667
5.75% 6/15/43 (h)		6,102,000	6,261,958
			15,751,883
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		5,045,000	5,398,150
FelCor Lodging LP:
5.625% 3/1/23		135,000	125,550
6.75% 6/1/19		475,000	497,563
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,819,755
MCE Finance Ltd. 5% 2/15/21 (h)		5,470,000	5,018,725
MGM Mirage, Inc.:
7.625% 1/15/17		2,355,000	2,614,050
8.625% 2/1/19		1,960,000	2,200,100
11.375% 3/1/18		1,845,000	2,306,250
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)		635,000	642,938
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd. 5% 2/15/18 (h)		$ 3,950,000	$ 3,900,625
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,363,000
Playa Resorts Holding BV 8% 8/15/20 (h)		1,170,000	1,193,400
PNK Finance Corp. 6.375% 8/1/21 (h)		1,550,000	1,546,125
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	4,708,081
7.25% 3/15/18		465,000	527,775
7.5% 10/15/27		1,885,000	2,007,525
yankee 7.25% 6/15/16		2,445,000	2,738,400
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)		3,705,000	3,575,325
Times Square Hotel Trust 8.528% 8/1/26 (h)		815,500	1,033,595
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22		1,535,000	1,515,813
			46,732,745
Household Durables - 0.4%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,634,450
4.375% 9/15/22		865,000	769,850
Lennar Corp.:
4.125% 12/1/18 (h)		1,685,000	1,600,750
5% 11/15/22 (h)		1,875,000	1,720,313
6.95% 6/1/18		4,640,000	5,034,400
12.25% 6/1/17		1,135,000	1,458,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,133,513
7.875% 8/15/19		1,760,000	1,936,000
8.5% 5/15/18 (f)		7,125,000	7,374,375
9.875% 8/15/19		2,460,000	2,613,750
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	8,604,950
8.375% 1/15/21		1,880,000	2,105,600
10.75% 9/15/16		2,370,000	2,814,375
Toll Brothers Finance Corp. 4.375% 4/15/23		3,000,000	2,745,000
			44,545,801
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (h)		1,800,000	1,809,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (h)		$ 1,055,000	$ 1,007,525
Media - 2.1%
AMC Networks, Inc. 4.75% 12/15/22		1,960,000	1,837,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	626,150
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,691,813
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		6,485,000	6,566,063
7% 1/15/19		8,610,000	9,105,075
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		1,585,000	1,581,038
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		2,020,000	1,858,400
Cinemark U.S.A., Inc. 4.875% 6/1/23		775,000	713,000
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,265,438
6.5% 11/15/22		1,525,000	1,525,000
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,241,600
Comcast Corp.:
4.65% 7/15/42		16,692,000	15,881,520
4.95% 6/15/16		2,344,000	2,580,322
5.15% 3/1/20		435,000	490,363
6.4% 3/1/40		432,000	513,240
6.45% 3/15/37		2,196,000	2,606,891
COX Communications, Inc. 3.25% 12/15/22 (h)		4,795,000	4,217,653
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,580,680
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,660,358
3.7% 6/1/15		7,129,000	7,463,977
4.875% 4/1/43		4,194,000	3,848,368
6.35% 6/1/40		6,392,000	7,025,287
DISH DBS Corp. 4.25% 4/1/18		1,950,000	1,920,750
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		1,100,000	1,193,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		3,205,000	3,381,275
MDC Partners, Inc. 6.75% 4/1/20 (h)		565,000	572,063
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15		$ 3,514,000	$ 3,680,585
5.15% 4/30/20		11,614,000	13,073,241
6.4% 4/30/40		18,278,000	21,754,073
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	4,895,678
News America, Inc.:
6.15% 3/1/37		4,759,000	5,139,025
6.15% 2/15/41		11,572,000	12,686,256
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		1,345,000	1,277,750
Quebecor Media, Inc.:
5.75% 1/15/23		2,505,000	2,335,913
7.75% 3/15/16		1,345,000	1,362,377
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		280,000	277,200
Regal Entertainment Group 5.75% 6/15/23		1,385,000	1,294,975
Sirius XM Radio, Inc. 5.75% 8/1/21 (h)		2,060,000	2,018,800
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,513,700
Time Warner Cable, Inc.:
4% 9/1/21		16,335,000	15,322,769
4.5% 9/15/42		25,085,000	19,408,089
5.5% 9/1/41		5,332,000	4,534,973
5.85% 5/1/17		3,419,000	3,718,279
5.875% 11/15/40		2,704,000	2,420,605
6.75% 7/1/18		13,763,000	15,319,210
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,241,818
5.875% 11/15/16		368,000	416,111
6.2% 3/15/40		11,792,000	12,818,175
6.5% 11/15/36		9,243,000	10,291,554
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,540,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)		785,000	739,863
7.5% 3/15/19 (h)		660,000	712,800
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		995,000	1,074,600
Viacom, Inc.:
2.5% 9/1/18		1,478,000	1,460,350
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
4.375% 3/15/43		$ 2,063,000	$ 1,685,201
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		2,140,000	2,214,900
			261,176,819
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (h)		4,955,000	4,793,963
Specialty Retail - 0.1%
Best Buy Co., Inc. 5% 8/1/18		1,955,000	1,970,032
Claire's Stores, Inc.:
7.75% 6/1/20 (h)		1,393,000	1,386,035
9% 3/15/19 (h)		1,825,000	2,032,594
			5,388,661
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,700,000
The William Carter Co. 5.25% 8/15/21 (h)		2,085,000	2,095,425
			4,795,425
TOTAL CONSUMER DISCRETIONARY			424,812,426
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Beam, Inc.:
1.75% 6/15/18		6,578,000	6,398,315
1.875% 5/15/17		2,703,000	2,695,053
3.25% 6/15/23		4,302,000	4,083,557
FBG Finance Ltd. 5.125% 6/15/15 (h)		3,662,000	3,928,279
Fortune Brands, Inc. 5.375% 1/15/16		321,000	349,545
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,099,429
2.75% 4/1/23 (h)		7,651,000	6,891,677
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,232,366
			41,678,221
Food & Staples Retailing - 0.2%
DS Waters of America, Inc. 10% 9/1/21 (h)		890,000	898,900
ESAL GmbH 6.25% 2/5/23 (h)		4,345,000	3,888,775
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		4,330,000	4,091,850
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.:
6.75% 6/15/21 (h)		$ 6,575,000	$ 6,657,188
9.25% 3/15/20		11,390,000	12,884,938
			28,421,651
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,523,474
3.2% 1/25/23		5,362,000	4,997,491
4.65% 1/25/43		4,517,000	4,120,575
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		1,580,000	1,580,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (h)		1,510,000	1,574,175
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		360,000	312,768
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	11,861,389
6.125% 2/1/18		10,623,000	12,206,496
6.5% 8/11/17		10,238,000	11,847,045
6.75% 2/19/14		540,000	554,861
Post Holdings, Inc. 7.375% 2/15/22		1,445,000	1,524,475
			55,102,749
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		785,000	730,050
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	8,619,960
4.25% 8/9/42		9,573,000	7,840,153
4.75% 5/5/21		7,000,000	7,400,932
9.7% 11/10/18		7,983,000	10,446,953
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	6,725,208
4.75% 11/1/42		11,385,000	9,901,523
6.75% 6/15/17		3,719,000	4,279,766
7.25% 6/15/37		5,056,000	5,795,384
			61,009,879
TOTAL CONSUMER STAPLES			186,942,550
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - 4.8%
Energy Equipment & Services - 0.7%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		$ 1,260,000	$ 1,266,300
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	11,462,604
5.35% 3/15/20 (h)		8,816,000	9,364,470
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,461,276
5% 10/1/21		7,366,000	7,766,394
6.5% 4/1/20		738,000	844,668
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)		2,427,000	2,548,350
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,694,100
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (h)		2,045,000	1,983,650
FMC Technologies, Inc.:
2% 10/1/17		1,803,000	1,767,768
3.45% 10/1/22		3,267,000	3,100,628
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,597,950
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (h)		1,165,000	1,112,575
5.875% 4/1/20		585,000	592,313
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	856,625
7.5% 11/1/19		3,720,000	3,868,800
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,354,900
Pacific Drilling SA 5.375% 6/1/20 (h)		2,960,000	2,856,400
Petroleum Geo-Services ASA 7.375% 12/15/18 (h)		2,245,000	2,458,275
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		670,000	829,393
Precision Drilling Corp.:
6.5% 12/15/21		170,000	177,650
6.625% 11/15/20		1,890,000	1,989,225
SESI LLC 7.125% 12/15/21		2,140,000	2,316,550
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,276,900
Weatherford International Ltd. 4.95% 10/15/13		2,173,000	2,182,240
			87,730,004
Oil, Gas & Consumable Fuels - 4.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		2,510,000	2,334,300
Afren PLC 11.5% 2/1/16 (h)		720,000	822,600
Alpha Natural Resources, Inc.:
6% 6/1/19		1,330,000	1,137,150
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc.: - continued
6.25% 6/1/21		$ 130,000	$ 108,875
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	543,662
6.375% 9/15/17		19,790,000	22,877,161
Antero Resources Finance Corp.:
6% 12/1/20		2,950,000	2,942,625
7.25% 8/1/19		1,080,000	1,134,000
9.375% 12/1/17		2,915,000	3,089,900
Apache Corp. 4.75% 4/15/43		9,180,000	8,815,756
Approach Resources, Inc. 7% 6/15/21		2,140,000	2,166,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75% 11/15/21 (h)		465,000	413,850
Chesapeake Energy Corp.:
5.375% 6/15/21		1,220,000	1,210,850
6.125% 2/15/21		6,045,000	6,286,800
6.875% 11/15/20		1,195,000	1,293,588
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	2,913,990
6.125% 7/15/22		1,240,000	1,274,100
Chevron Corp.:
2.427% 6/24/20		5,909,000	5,755,868
3.191% 6/24/23		14,905,000	14,430,604
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,522,010
5.75% 2/1/19		2,930,000	3,391,340
CONSOL Energy, Inc.:
8% 4/1/17		505,000	532,775
8.25% 4/1/20		1,650,000	1,749,000
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19		800,000	835,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,818,932
3.875% 3/15/23		3,639,000	3,319,121
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,494,938
DTEK Finance BV 9.5% 4/28/15 (h)		117,000	120,253
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,638,381
6.45% 11/3/36 (h)		13,741,000	14,440,554
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17		$ 1,166,000	$ 1,310,154
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,395,495
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,718,121
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		2,040,000	2,004,300
Energy Partners Ltd. 8.25% 2/15/18		475,000	499,938
Enterprise Products Operating LP 5.6% 10/15/14		483,000	507,882
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		1,245,000	1,332,150
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,386,563
9.375% 5/1/20		5,020,000	5,522,000
Forest Oil Corp.:
7.25% 6/15/19		1,110,000	1,101,675
7.5% 9/15/20		2,050,000	1,968,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		750,000	761,250
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,815,000	1,855,838
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	250,796
Indo Energy Finance II BV 6.375% 1/24/23 (h)		610,000	472,750
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	892,500
7% 5/5/20 (h)		1,385,000	1,521,838
9.125% 7/2/18 (h)		1,455,000	1,735,088
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		765,000	678,938
5.75% 4/30/43 (h)		1,565,000	1,275,475
Kodiak Oil & Gas Corp. 5.5% 2/1/22 (h)		1,780,000	1,717,700
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,893,330
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)		10,834,000	11,168,760
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		4,187,000	4,756,055
6.85% 1/15/40 (h)		5,937,000	7,247,035
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,896,225
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,073,750
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,195,380
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (h)		3,345,000	3,311,550
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		1,551,000	1,609,163
Pan American Energy LLC 7.875% 5/7/21 (h)		1,490,000	1,467,650
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	896,100
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada 6.05% 5/15/18		$ 3,850,000	$ 4,457,680
Petrobras Global Finance BV:
2.4081% 1/15/19 (k)		1,060,000	1,030,850
4.375% 5/20/23		20,096,000	17,642,278
5.625% 5/20/43		11,835,000	9,494,652
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,454,454
5.375% 1/27/21		25,339,000	24,743,103
5.75% 1/20/20		6,930,000	7,014,504
6.875% 1/20/40		655,000	622,971
7.875% 3/15/19		10,517,000	11,838,598
8.375% 12/10/18		775,000	909,540
Petroleos de Venezuela SA:
4.9% 10/28/14		3,220,000	3,034,850
8% 11/17/13		2,000,000	2,012,000
8.5% 11/2/17 (h)		7,305,000	6,527,018
9.75% 5/17/35 (h)		1,090,000	818,590
12.75% 2/17/22 (h)		2,605,000	2,526,850
Petroleos Mexicanos:
3.5% 7/18/18		13,042,000	13,152,857
3.5% 1/30/23		10,045,000	8,990,275
4.875% 1/24/22		12,142,000	12,263,420
4.875% 1/18/24		570,000	561,450
5.5% 1/21/21		12,069,000	12,793,140
5.5% 6/27/44		22,049,000	19,127,508
6% 3/5/20		1,008,000	1,106,280
6.5% 6/2/41		20,250,000	20,148,750
6.625% (h)(i)		3,345,000	3,351,356
8% 5/3/19		290,000	348,725
Phillips 66:
4.3% 4/1/22		12,618,000	12,727,247
5.875% 5/1/42		10,804,000	11,468,187
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,152,012
3.95% 9/15/15		5,869,000	6,218,376
6.125% 1/15/17		6,185,000	7,021,967
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,645,000	1,702,575
PT Pertamina Persero:
4.3% 5/20/23 (h)		400,000	325,000
4.875% 5/3/22 (h)		845,000	735,150
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
5.25% 5/23/21 (h)		$ 815,000	$ 733,500
5.625% 5/20/43 (h)		400,000	292,000
6% 5/3/42 (h)		845,000	654,875
6.5% 5/27/41 (h)		1,000,000	830,000
Samson Investment Co. 10.25% 2/15/20 (h)		5,070,000	5,298,150
SemGroup Corp. 7.5% 6/15/21 (h)		5,430,000	5,525,025
Southeast Supply Header LLC 4.85% 8/15/14 (h)		367,000	379,769
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	335,352
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,812,326
4.6% 6/15/21		2,694,000	2,752,436
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (h)		1,155,000	1,022,175
5.25% 5/1/23 (h)		1,180,000	1,144,600
6.375% 8/1/22		420,000	434,700
6.875% 2/1/21		685,000	726,100
7.875% 10/15/18		2,850,000	3,085,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21 (h)		505,000	503,738
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		4,317,000	4,418,450
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,926,888
Western Refining, Inc. 6.25% 4/1/21		1,065,000	1,043,700
Williams Partners LP 4.125% 11/15/20		2,399,000	2,407,277
Zhaikmunai International BV 7.125% 11/13/19 (h)		1,145,000	1,179,350
			507,665,931
TOTAL ENERGY			595,395,935
FINANCIALS - 12.6%
Capital Markets - 1.4%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,279,805
Goldman Sachs Group, Inc.:
2.9% 7/19/18		17,494,000	17,448,253
5.25% 7/27/21		17,105,000	18,243,115
5.625% 1/15/17		3,200,000	3,481,763
5.75% 1/24/22		9,087,000	9,960,161
5.95% 1/18/18		4,975,000	5,559,179
6.75% 10/1/37		9,643,000	9,912,155
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17		$ 4,817,000	$ 5,432,603
7.125% 5/15/15		1,717,000	1,863,184
Merrill Lynch & Co., Inc. 6.11% 1/29/37		9,683,000	9,817,613
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,134,679
3.75% 2/25/23		7,620,000	7,223,501
4.875% 11/1/22		14,724,000	14,505,893
5.625% 9/23/19		12,714,000	13,973,487
5.75% 1/25/21		13,447,000	14,822,843
6.625% 4/1/18		16,118,000	18,450,081
			168,108,315
Commercial Banks - 2.3%
Access Finance BV 7.25% 7/25/17 (h)		570,000	561,450
Bank of America NA 5.3% 3/15/17		3,467,000	3,778,416
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,225,150
CBOM Finance PLC 8.25% 8/5/14		600,000	620,400
CIT Group, Inc.:
4.25% 8/15/17		1,705,000	1,726,313
5% 8/15/22		1,510,000	1,426,950
5% 8/1/23		2,155,000	2,018,173
5.25% 3/15/18		1,485,000	1,533,263
5.375% 5/15/20		1,425,000	1,432,125
5.5% 2/15/19 (h)		3,725,000	3,818,125
Credit Suisse 6% 2/15/18		18,058,000	20,210,243
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		820,000	716,516
Development Bank of Philippines 8.375% (i)(k)		1,655,000	1,766,713
Discover Bank:
7% 4/15/20		2,030,000	2,378,236
8.7% 11/18/19		2,958,000	3,731,893
FBN Finance Co. BV 8.25% 8/7/20 (h)(k)		580,000	575,650
Fifth Third Bancorp:
4.5% 6/1/18		798,000	853,115
8.25% 3/1/38		4,667,000	6,014,167
Fifth Third Capital Trust IV 6.5% 4/15/37 (k)		6,912,000	6,860,160
Finansbank A/S:
5.15% 11/1/17 (h)		1,895,000	1,800,250
5.5% 5/11/16 (Reg. S)		700,000	682,500
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		1,400,000	1,473,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (h)		$ 6,067,000	$ 6,624,691
HSBK (Europe) BV 7.25% 5/3/17 (h)		835,000	877,794
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,341,338
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,833,207
JSC Kazkommertsbank BV 8% 11/3/15 (h)		640,000	640,000
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		450,000	409,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		750,000	750,000
KeyBank NA:
5.45% 3/3/16		3,939,000	4,311,909
5.8% 7/1/14		9,490,000	9,881,377
6.95% 2/1/28		1,977,000	2,307,361
Magyar Export-Import Bank 5.5% 2/12/18 (h)		600,000	597,000
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,815,189
5% 1/17/17		14,669,000	15,873,315
Regions Bank:
6.45% 6/26/37		24,203,000	25,126,683
7.5% 5/15/18		18,297,000	21,369,652
Regions Financial Corp.:
2% 5/15/18		13,127,000	12,540,525
5.75% 6/15/15		2,005,000	2,150,288
7.75% 11/10/14		6,404,000	6,891,152
Royal Bank of Scotland Group PLC:
6.1% 6/10/23		16,183,000	15,539,758
6.125% 12/15/22		24,107,000	23,160,198
RSHB Capital SA 6% 6/3/21 (h)(k)		355,000	351,912
Synovus Financial Corp.:
5.125% 6/15/17		365,000	370,475
7.875% 2/15/19		745,000	849,300
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (f)		735,000	626,588
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,225,000	2,441,938
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		480,000	480,624
6.8% 11/22/25 (h)		605,000	623,150
6.902% 7/9/20 (h)		715,000	775,775
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 6% 11/15/17		$ 2,243,000	$ 2,563,518
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,732,080
5.75% 6/15/17		2,933,000	3,337,197
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	33,927,886
3.676% 6/15/16		4,301,000	4,567,400
			290,892,088
Consumer Finance - 1.2%
American Express Credit Corp. 1.3% 7/29/16		11,619,000	11,636,986
Discover Financial Services:
3.85% 11/21/22		10,130,000	9,536,271
5.2% 4/27/22		12,545,000	12,960,039
6.45% 6/12/17		10,366,000	11,699,109
Ford Motor Credit Co. LLC 1.7% 5/9/16		19,473,000	19,218,274
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,236,015
2.25% 11/9/15		314,000	321,420
4.625% 1/7/21		5,706,000	6,027,818
5.625% 9/15/17		5,858,000	6,620,600
5.625% 5/1/18		25,000,000	28,486,100
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	10,775,286
Hyundai Capital America:
1.625% 10/2/15 (h)		4,565,000	4,562,430
1.875% 8/9/16 (h)		2,974,000	2,969,738
2.125% 10/2/17 (h)		5,048,000	4,923,764
2.875% 8/9/18 (h)		5,276,000	5,241,722
SLM Corp.:
8% 3/25/20		950,000	1,033,125
8.45% 6/15/18		940,000	1,071,600
			147,320,297
Diversified Financial Services - 2.5%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,283,188
Bank of America Corp.:
3.3% 1/11/23		31,429,000	28,986,904
3.875% 3/22/17		3,134,000	3,300,359
4.1% 7/24/23		11,481,000	11,271,426
5.65% 5/1/18		8,780,000	9,768,409
5.75% 12/1/17		21,955,000	24,537,303
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
6.5% 8/1/16		$ 9,000,000	$ 10,144,179
Barclays Bank PLC 7.625% 11/21/22		1,460,000	1,434,450
Barry Callebaut Services NV 5.5% 6/15/23 (h)		890,000	895,153
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,775,000	1,712,875
BP Capital Markets PLC 4.742% 3/11/21		8,800,000	9,421,667
CIT Group, Inc. 6.625% 4/1/18 (h)		1,215,000	1,312,200
Citigroup, Inc.:
3.375% 3/1/23		5,193,000	4,884,473
3.953% 6/15/16		11,847,000	12,556,007
4.05% 7/30/22		5,303,000	5,092,296
4.75% 5/19/15		25,881,000	27,409,946
6.125% 5/15/18		3,779,000	4,330,186
General Motors Financial Co., Inc.:
3.25% 5/15/18 (h)		420,000	403,200
4.25% 5/15/23 (h)		370,000	333,000
4.75% 8/15/17 (h)		1,775,000	1,830,469
6.75% 6/1/18		1,500,000	1,670,625
GTB Finance BV 7.5% 5/19/16 (h)		845,000	880,913
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (h)		3,460,000	3,442,700
7.75% 1/15/16		1,220,000	1,264,225
8% 1/15/18		4,065,000	4,278,413
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(k)		1,250,000	1,143,750
Indo Energy Finance BV 7% 5/7/18 (h)		1,500,000	1,365,000
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,031,613
2% 8/15/17		11,000,000	10,922,373
3.25% 9/23/22		18,423,000	17,210,932
4.35% 8/15/21		13,339,000	13,829,969
4.5% 1/24/22		22,046,000	22,826,472
4.95% 3/25/20		17,148,000	18,636,481
Magnesita Finance Ltd. 8.625% (h)(i)		650,000	617,500
Myriad International Holding BV 6% 7/18/20 (h)		580,000	588,700
NSG Holdings II, LLC 7.75% 12/15/25 (h)		8,295,000	8,585,325
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	12,857,004
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,713,371
5.15% 3/15/20		3,761,000	4,079,557
TMK Capital SA 7.75% 1/27/18		1,650,000	1,716,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		$ 3,190,000	$ 3,361,463
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		850,000	852,125
UPCB Finance III Ltd. 6.625% 7/1/20 (h)		5,150,000	5,381,750
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(k)		3,515,795	3,539,868
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		1,335,000	1,408,425
			316,112,244
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,157,733
American International Group, Inc.:
4.875% 9/15/16		7,990,000	8,711,944
4.875% 6/1/22		3,590,000	3,822,697
5.6% 10/18/16		10,702,000	11,886,851
Aon Corp.:
3.125% 5/27/16		11,274,000	11,756,967
3.5% 9/30/15		4,451,000	4,663,540
5% 9/30/20		3,854,000	4,193,449
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	589,702
CNO Financial Group, Inc. 6.375% 10/1/20 (h)		440,000	459,800
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(k)		1,859,000	1,905,475
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,068,515
5.375% 3/15/17		194,000	212,737
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)		12,644,000	13,281,409
6.5% 3/15/35 (h)		1,741,000	1,903,730
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,589,420
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)		7,139,000	7,410,710
MetLife, Inc.:
3.048% 12/15/22		12,433,000	11,762,613
4.75% 2/8/21		4,032,000	4,378,603
5% 6/15/15		1,163,000	1,247,152
6.75% 6/1/16		7,610,000	8,709,919
Metropolitan Life Global Funding I 3% 1/10/23 (h)		7,896,000	7,397,691
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)		6,155,000	7,053,205
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	9,741,505
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (h)		$ 15,436,000	$ 14,304,248
6% 2/10/20 (h)		12,654,000	14,130,481
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,617,655
4.5% 11/16/21		6,390,000	6,735,175
5.8% 11/16/41		8,381,000	9,083,093
6.2% 11/15/40		4,318,000	4,923,030
7.375% 6/15/19		3,230,000	3,953,646
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,827,606
Unum Group:
5.625% 9/15/20		8,386,000	9,118,089
5.75% 8/15/42		16,937,000	17,327,449
7.125% 9/30/16		587,000	669,610
			240,595,449
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,016,853
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,268,009
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,135,914
BRE Properties, Inc. 5.5% 3/15/17		1,751,000	1,917,531
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,336,188
5.375% 12/15/13		4,073,000	4,123,521
DDR Corp. 4.625% 7/15/22		8,808,000	8,818,068
Developers Diversified Realty Corp.:
4.75% 4/15/18		11,273,000	12,072,357
7.5% 4/1/17		5,574,000	6,467,245
7.875% 9/1/20		323,000	391,450
9.625% 3/15/16		3,691,000	4,373,735
Duke Realty LP:
3.625% 4/15/23		6,287,000	5,742,125
3.875% 10/15/22		11,543,000	10,795,729
4.375% 6/15/22		7,323,000	7,132,917
5.4% 8/15/14		6,199,000	6,440,470
5.95% 2/15/17		1,109,000	1,228,405
6.5% 1/15/18		3,795,000	4,327,750
6.75% 3/15/20		10,379,000	11,826,466
8.25% 8/15/19		75,000	92,125
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22		$ 18,100,000	$ 16,854,992
5.375% 10/15/15		1,403,000	1,514,381
6% 9/15/17		1,212,000	1,341,326
6.25% 1/15/17		1,027,000	1,134,383
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,835,439
6.2% 1/15/17		620,000	697,596
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,044,683
4.7% 9/15/17		1,538,000	1,662,114
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	672,660
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,495,525
6.25% 6/15/17		1,232,000	1,302,399
6.65% 1/15/18		867,000	928,919
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,852,400
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	289,275
6.75% 10/15/22		490,000	520,625
7.5% 2/15/20		545,000	592,688
Senior Housing Properties Trust 6.75% 4/15/20		250,000	273,201
UDR, Inc. 5.5% 4/1/14		5,222,000	5,352,017
Washington REIT 5.25% 1/15/14		322,000	326,457
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,486,594
			159,684,532
Real Estate Management & Development - 2.0%
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,493,471
4.25% 7/15/22		5,809,000	5,589,060
6.125% 4/15/20		3,429,000	3,790,094
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	11,950,080
4.95% 4/15/18		8,951,000	9,507,725
5.7% 5/1/17		7,049,000	7,713,848
7.5% 5/15/15		1,584,000	1,741,307
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,248,438
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,223,070
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP:
4.5% 7/15/15		$ 4,981,000	$ 5,227,151
5.25% 3/15/21		5,708,000	5,876,437
ERP Operating LP:
4.625% 12/15/21		17,159,000	17,914,837
4.75% 7/15/20		7,700,000	8,229,822
5.25% 9/15/14		1,310,000	1,369,023
5.375% 8/1/16		2,768,000	3,067,179
5.75% 6/15/17		14,407,000	16,135,782
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	149,217
5.875% 6/15/19		150,000	162,972
6% 11/1/20		105,000	114,204
Liberty Property LP:
3.375% 6/15/23		6,574,000	5,979,987
4.125% 6/15/22		6,280,000	6,145,778
4.75% 10/1/20		11,282,000	11,763,595
5.125% 3/2/15		1,405,000	1,479,042
5.5% 12/15/16		1,891,000	2,082,481
6.625% 10/1/17		4,835,000	5,510,459
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	8,992,702
3.15% 5/15/23		14,735,000	12,816,680
4.5% 4/18/22		4,072,000	3,986,969
7.75% 8/15/19		700,000	837,325
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,357,240
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		2,806,000	2,960,585
5.5% 1/15/14 (h)		867,000	883,052
5.7% 4/15/17 (h)		2,115,000	2,300,849
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,958,327
Regency Centers LP:
4.95% 4/15/14		611,000	625,091
5.25% 8/1/15		6,456,000	6,910,573
5.875% 6/15/17		2,874,000	3,176,888
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,467,532
2.8% 1/30/17		2,603,000	2,669,744
4.125% 12/1/21		7,287,000	7,535,938
4.2% 2/1/15		3,659,000	3,802,352
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20		$ 14,318,000	$ 16,529,601
6.15% 11/15/15		1,777,000	1,970,684
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	7,796,489
4% 4/30/19		3,747,000	3,880,037
4.25% 3/1/22		300,000	298,764
			248,222,481
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		97,665	87,898
TOTAL FINANCIALS			1,571,023,304
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	11,620,932
Celgene Corp. 2.45% 10/15/15		613,000	629,728
			12,250,660
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	465,450
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	908,813
8.75% 3/15/18		1,590,000	1,721,175
9.875% 4/15/18		1,180,000	1,239,000
			4,334,438
Health Care Providers & Services - 0.9%
Aetna, Inc.:
2.75% 11/15/22		6,873,000	6,252,801
4.125% 11/15/42		3,837,000	3,335,696
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,157,475
8% 11/15/19		2,835,000	2,976,750
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,977,237
6.3% 8/15/14		3,618,000	3,801,729
DaVita, Inc. 5.75% 8/15/22		1,625,000	1,608,750
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,984,563
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. 4.75% 11/15/21		$ 22,009,000	$ 23,311,757
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	10,950,631
HCA, Inc.:
7.875% 2/15/20		620,000	668,825
8% 10/1/18		2,460,000	2,773,650
HealthSouth Corp. 7.25% 10/1/18		4,160,000	4,472,000
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)		1,070,000	866,700
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,211,500
4.125% 9/15/20		7,486,000	7,691,311
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,662,000	2,868,305
UnitedHealth Group, Inc.:
1.625% 3/15/19		3,733,000	3,565,777
2.75% 2/15/23		2,398,000	2,201,808
2.875% 3/15/23		16,114,000	14,921,387
3.95% 10/15/42		3,284,000	2,830,933
WellPoint, Inc.:
3.3% 1/15/23		8,589,000	8,059,995
4.65% 1/15/43		4,842,000	4,457,952
			117,947,532
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,301,056
2.9% 11/6/22		13,855,000	12,877,932
Valeant Pharmaceuticals International:
6.5% 7/15/16 (h)		3,820,000	3,953,700
6.875% 12/1/18 (h)		3,440,000	3,646,400
VPI Escrow Corp. 6.375% 10/15/20 (h)		3,525,000	3,582,281
VPII Escrow Corp. 6.75% 8/15/18 (h)		2,555,000	2,705,106
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17		4,757,000	4,677,425
5% 8/15/14		720,000	746,410
Zoetis, Inc.:
1.875% 2/1/18 (h)		2,006,000	1,965,699
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (h)		$ 4,892,000	$ 4,596,195
4.7% 2/1/43 (h)		4,907,000	4,596,608
			56,648,812
TOTAL HEALTH CARE			191,181,442
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)		572,000	587,989
6.375% 6/1/19 (h)		8,071,000	9,196,541
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		5,525,000	5,179,688
GenCorp, Inc. 7.125% 3/15/21 (h)		2,420,000	2,534,950
Huntington Ingalls Industries, Inc. 7.125% 3/15/21		1,705,000	1,841,400
TransDigm, Inc.:
5.5% 10/15/20		4,750,000	4,631,250
7.5% 7/15/21 (h)		2,135,000	2,257,763
Triumph Group, Inc. 4.875% 4/1/21		1,040,000	1,019,200
United Technologies Corp. 4.5% 6/1/42		13,132,000	12,865,237
			40,114,018
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (h)		1,465,000	1,460,019
12% 2/1/16 (h)		1,785,000	1,932,263
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (h)		235,000	227,363
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		301,575	330,224
6.125% 4/29/18 (h)		240,000	243,480
6.648% 3/15/19		2,208,330	2,321,617
6.75% 9/15/15 (h)		2,170,000	2,243,238
6.9% 7/2/19		762,134	794,525
9.25% 5/10/17		2,043,527	2,237,662
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17		1,515,000	1,571,813
6.75% 5/23/17		1,515,000	1,579,388
8.954% 8/10/14		1,497,315	1,534,748
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		573,502	602,177
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways Group, Inc. 6.125% 6/1/18		$ 1,480,000	$ 1,343,100
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18		1,690,000	1,575,925
U.S. Airways pass-thru Trust Series 2013-1 Class B, 5.375% 5/15/23		335,000	318,250
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,499,833
8.36% 1/20/19		1,168,271	1,250,050
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		726,616	752,047
12% 1/15/16 (h)		444,256	502,009
United Continental Holdings, Inc. 6.375% 6/1/18		140,000	141,050
			24,460,781
Building Products - 0.1%
Associated Materials LLC 9.125% 11/1/17		205,000	219,863
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (h)		565,000	605,963
Building Materials Corp. of America:
6.75% 5/1/21 (h)		2,030,000	2,151,800
6.875% 8/15/18 (h)		3,715,000	3,947,188
HD Supply, Inc.:
7.5% 7/15/20 (h)		3,775,000	3,944,875
8.125% 4/15/19		1,890,000	2,102,625
Masco Corp. 5.95% 3/15/22		740,000	773,300
USG Corp.:
7.875% 3/30/20 (h)		675,000	737,438
9.75% 1/15/18		905,000	1,043,013
			15,526,065
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (h)		3,080,000	3,249,400
APX Group, Inc.:
6.375% 12/1/19 (h)		2,090,000	1,969,825
8.75% 12/1/20 (h)		3,045,000	2,999,325
ARAMARK Corp. 5.75% 3/15/20 (h)		4,365,000	4,452,300
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	418,175
5.25% 8/1/20		1,305,000	1,288,688
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	3,985,117
R.R. Donnelley & Sons Co. 7% 2/15/22		660,000	661,650
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tervita Corp.:
8% 11/15/18 (h)		$ 3,590,000	$ 3,581,025
9.75% 11/1/19 (h)		700,000	616,000
			23,221,505
Construction & Engineering - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		1,850,000	1,951,750
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,164,013
Odebrecht Finance Ltd. 7.5% (h)(i)		2,880,000	2,721,600
			5,837,363
Industrial Conglomerates - 0.2%
General Electric Co.:
4.125% 10/9/42		11,115,000	10,093,431
5.25% 12/6/17		17,730,000	20,030,680
			30,124,111
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		710,000	685,150
8.875% 11/1/17		1,980,000	2,061,675
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		200,000	216,000
			2,962,825
Professional Services - 0.0%
FTI Consulting, Inc.:
6% 11/15/22		875,000	864,063
6.75% 10/1/20		3,205,000	3,385,281
			4,249,344
Road & Rail - 0.1%
Hertz Corp.:
4.25% 4/1/18 (h)		1,485,000	1,455,300
6.75% 4/15/19		2,955,000	3,150,769
JSC Georgian Railway 7.75% 7/11/22 (h)		850,000	896,750
Shortline PLC 9.5% 5/21/18 (h)		600,000	528,000
			6,030,819
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
4.75% 3/1/20		445,000	443,888
6.125% 4/1/17		1,000,000	1,072,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.:
6.25% 12/1/19		$ 830,000	$ 865,275
6.75% 4/15/17		1,410,000	1,494,600
9.75% 8/1/18		840,000	928,200
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	974,100
4.625% 4/15/21		955,000	869,050
5.75% 5/15/16		1,330,000	1,401,940
5.875% 8/15/22		1,575,000	1,515,938
6.25% 5/15/19		1,640,000	1,689,200
8.625% 9/15/15		830,000	910,925
8.75% 3/15/17		3,700,000	4,194,875
8.875% 9/1/17		1,665,000	1,896,019
			18,256,510
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		1,592,100	1,504,535
TOTAL INDUSTRIALS			172,287,876
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (h)		500,000	510,000
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)		1,600,000	1,480,000
Lucent Technologies, Inc.:
6.45% 3/15/29		2,405,000	1,851,850
6.5% 1/15/28		1,547,000	1,175,720
			5,017,570
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43		16,120,000	13,714,235
NCR Corp. 4.625% 2/15/21		2,720,000	2,590,800
Seagate HDD Cayman 4.75% 6/1/23 (h)		2,630,000	2,426,175
			18,731,210
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20		2,905,000	2,825,113
Sanmina-SCI Corp. 7% 5/15/19 (h)		4,125,000	4,331,250
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 3,835,000	$ 3,909,272
6.55% 10/1/17		1,383,000	1,580,819
			12,646,454
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (h)		660,000	652,575
IAC/InterActiveCorp 4.75% 12/15/22		3,940,000	3,634,650
VeriSign, Inc. 4.625% 5/1/23 (h)		1,560,000	1,458,600
			5,745,825
IT Services - 0.2%
Audatex North America, Inc. 6% 6/15/21 (h)		2,155,000	2,181,938
Ceridian Corp. 11.25% 11/15/15		2,090,000	2,116,125
Compiler Finance Sub, Inc. 7% 5/1/21 (h)		1,050,000	1,008,000
First Data Corp.:
6.75% 11/1/20 (h)		2,685,000	2,745,413
7.375% 6/15/19 (h)		700,000	726,250
8.25% 1/15/21 (h)		1,190,000	1,216,775
12.625% 1/15/21		4,555,000	4,925,094
NeuStar, Inc. 4.5% 1/15/23		1,400,000	1,281,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,115,000	3,340,838
13.375% 10/15/19		1,420,000	1,611,700
			21,153,133
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15		368,000	383,818
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (h)		2,940,000	2,840,775
5.75% 2/15/21 (h)		1,535,000	1,535,000
Spansion LLC 7.875% 11/15/17		3,465,000	3,577,613
Viasystems, Inc. 7.875% 5/1/19 (h)		925,000	985,125
			8,938,513
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.1%
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		$ 3,730,000	$ 3,776,625
Nuance Communications, Inc. 5.375% 8/15/20 (h)		6,595,000	6,281,738
			10,058,363
TOTAL INFORMATION TECHNOLOGY			82,674,886
MATERIALS - 1.5%
Chemicals - 0.4%
Ashland, Inc. 3.875% 4/15/18 (h)		1,115,000	1,098,275
Axiall Corp. 4.875% 5/15/23 (h)		800,000	742,000
Eagle Spinco, Inc. 4.625% 2/15/21 (h)		380,000	357,200
INEOS Finance PLC 8.375% 2/15/19 (h)		3,975,000	4,352,625
Kinove German Bondco GmbH 9.625% 6/15/18 (h)		1,570,000	1,734,850
LSB Industries, Inc. 7.75% 8/1/19 (h)		310,000	320,850
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		2,350,000	2,350,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,677,313
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,047,607
4.25% 11/15/20		5,898,000	6,128,051
4.375% 11/15/42		4,972,000	4,353,603
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		6,520,000	6,373,300
Tronox Finance LLC 6.375% 8/15/20 (h)		1,725,000	1,647,375
			43,183,049
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		2,286,000	2,568,118
Headwaters, Inc. 7.625% 4/1/19		1,235,000	1,299,838
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		790,000	797,900
Texas Industries, Inc. 9.25% 8/15/20		5,200,000	5,681,000
			10,346,856
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (h)		2,700,000	2,885,625
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (h)		6,135,000	5,966,288
7.375% 10/15/17 (h)		200,000	213,500
Ball Corp. 4% 11/15/23		3,335,000	2,976,488
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)		1,170,000	1,159,178
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (h)		$ 6,820,000	$ 6,291,450
Sappi Papier Holding GmbH:
6.625% 4/15/21 (h)		1,925,000	1,790,250
7.75% 7/15/17 (h)		1,240,000	1,292,700
Sealed Air Corp. 6.5% 12/1/20 (h)		615,000	651,900
			23,227,379
Metals & Mining - 0.8%
Alrosa Finance SA 7.75% 11/3/20 (h)		900,000	972,000
Anglo American Capital PLC 9.375% 4/8/14 (h)		6,817,000	7,138,319
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)		3,385,000	2,741,850
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	10,972,110
4.5% 8/13/23 (h)		14,000,000	13,672,414
EVRAZ Group SA:
6.5% 4/22/20 (h)		555,000	499,500
8.25% 11/10/15 (h)		2,005,000	2,140,338
9.5% 4/24/18 (Reg. S)		750,000	799,650
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		3,535,000	3,623,375
7% 11/1/15 (h)		4,165,000	4,289,950
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (h)		1,055,000	841,363
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		4,755,000	4,636,125
Metinvest BV 10.25% 5/20/15 (h)		1,085,000	1,130,896
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,624,725
Nord Gold NV 6.375% 5/7/18 (h)		830,000	761,525
Polyus Gold International Ltd. 5.625% 4/29/20 (h)		1,045,000	984,913
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18		12,175,000	11,785,875
Severstal Columbus LLC 10.25% 2/15/18		5,710,000	6,052,600
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	936,756
7.5% 7/27/35		910,000	943,397
Steel Dynamics, Inc.:
5.25% 4/15/23 (h)		1,750,000	1,671,250
6.125% 8/15/19		2,683,000	2,817,150
7.625% 3/15/20		1,290,000	1,393,200
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,144,280
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.: - continued
6.25% 1/23/17		$ 5,581,000	$ 6,158,773
Walter Energy, Inc. 8.5% 4/15/21 (h)		1,675,000	1,314,875
			104,047,209
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		1,365,000	0
TOTAL MATERIALS			180,804,493
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		785,000	844,856
Altice Financing SA 7.875% 12/15/19 (h)		2,860,000	3,018,730
Altice Finco SA 9.875% 12/15/20 (h)		4,205,000	4,520,375
AT&T, Inc.:
4.35% 6/15/45		758,000	643,941
5.35% 9/1/40		4,006,000	3,967,502
5.55% 8/15/41		35,646,000	36,317,571
6.3% 1/15/38		16,665,000	18,493,634
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	48,536
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,013,310
6% 4/1/17		2,432,000	2,602,240
6.15% 9/15/19		6,992,000	7,271,680
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,381,255
7.995% 6/1/36		4,717,000	4,824,430
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		705,000	743,775
Intelsat Luxembourg SA 7.75% 6/1/21 (h)		4,140,000	4,264,200
Lynx I Corp. 5.375% 4/15/21 (h)		1,205,000	1,174,875
Lynx II Corp. 6.375% 4/15/23 (h)		260,000	258,050
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		540,000	534,600
TW Telecom Holdings, Inc. 5.375% 10/1/22		825,000	785,813
Verizon Communications, Inc.:
3.85% 11/1/42		3,792,000	3,028,629
6.1% 4/15/18		6,000,000	6,918,762
6.25% 4/1/37		2,348,000	2,579,564
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.9% 4/15/38		$ 6,295,000	$ 7,458,001
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		1,510,000	1,577,950
			122,272,279
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,191,045
3.125% 7/16/22		9,218,000	8,300,606
3.625% 3/30/15		731,000	754,130
Crown Castle International Corp. 5.25% 1/15/23		2,575,000	2,433,375
Digicel Group Ltd.:
6% 4/15/21 (h)		3,980,000	3,840,700
8.25% 9/1/17 (h)		5,400,000	5,602,500
8.25% 9/30/20 (h)		2,770,000	2,936,200
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)		1,660,000	1,655,850
6.625% 12/15/22 (h)		2,770,000	2,763,075
7.25% 4/1/19		1,690,000	1,812,525
7.5% 4/1/21		1,420,000	1,533,600
MetroPCS Wireless, Inc. 6.25% 4/1/21 (h)		1,360,000	1,356,600
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,055,000	2,360,784
NII Capital Corp. 7.625% 4/1/21		1,470,000	1,124,550
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		2,520,000	2,520,000
SoftBank Corp. 4.5% 4/15/20 (h)		3,700,000	3,498,128
Sprint Nextel Corp.:
6% 12/1/16		1,285,000	1,368,332
7% 3/1/20 (h)		710,000	763,250
7% 8/15/20		1,305,000	1,347,413
9% 11/15/18 (h)		580,000	677,150
T-Mobile U.S.A., Inc. 5.25% 9/1/18 (h)		1,900,000	1,919,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,370,000	1,438,500
Telesat Canada/Telesat LLC 6% 5/15/17 (h)		4,280,000	4,440,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,000,000	1,027,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
VimpelCom Holdings BV 5.2% 2/13/19 (h)		$ 585,000	$ 568,152
Vodafone Group PLC 5% 12/16/13		2,864,000	2,899,892
			75,133,357
TOTAL TELECOMMUNICATION SERVICES			197,405,636
UTILITIES - 3.0%
Electric Utilities - 1.5%
Aguila 3 SA 7.875% 1/31/18 (h)		1,900,000	1,990,250
AmerenUE 6.4% 6/15/17		2,491,000	2,889,024
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,063,679
2.95% 12/15/22		4,935,000	4,504,648
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,669,008
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		7,207,000	8,010,746
6.4% 9/15/20 (h)		16,661,000	19,058,318
Edison International 3.75% 9/15/17		6,674,000	7,002,821
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,790,000	886,050
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	9,987,476
4.25% 3/15/23		18,243,000	16,533,175
7.375% 11/15/31		19,999,000	20,169,451
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	21,544,393
Hrvatska Elektroprivreda 6% 11/9/17 (h)		350,000	355,250
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,526,166
3.75% 11/15/20		1,450,000	1,457,363
Majapahit Holding BV 7.75% 1/20/20 (h)		460,000	485,300
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,296,175
9.125% 5/1/31		1,525,000	1,601,250
Nevada Power Co. 6.5% 5/15/18		790,000	936,521
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,199,790
2.8% 5/1/23		15,104,000	13,859,642
Otter Tail Corp. 9% 12/15/16		2,410,000	2,793,672
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	856,863
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,227,911
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 3.4% 6/1/23		$ 7,184,000	$ 6,718,039
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,702,709
6% 12/1/39		7,150,000	7,976,383
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	1,945,000
			193,247,073
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,240,000	1,329,900
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	498,568
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,781,139
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		3,245,000	2,920,500
			8,530,107
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,615,938
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		2,775,000	2,927,625
GenOn Energy, Inc.:
9.5% 10/15/18		3,490,000	3,943,700
9.875% 10/15/20		4,655,000	5,178,688
Listrindo Capital BV 6.95% 2/21/19 (h)		600,000	603,000
NRG Energy, Inc. 6.625% 3/15/23		2,495,000	2,476,288
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	888,750
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,837,181
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,884,056
The AES Corp.:
4.875% 5/15/23		2,700,000	2,477,250
7.375% 7/1/21		2,975,000	3,242,750
			36,075,226
Multi-Utilities - 1.1%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,577,493
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,330,341
Dominion Resources, Inc.:
2.5756% 9/30/66 (k)		28,033,000	26,110,413
7.5% 6/30/66 (k)		10,345,000	11,172,600
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		7,097,000	8,389,087
National Grid PLC 6.3% 8/1/16		1,589,000	1,797,008
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21		$ 4,928,000	$ 5,041,581
5.25% 9/15/17		843,000	933,767
5.25% 2/15/43		12,739,000	12,247,644
5.4% 7/15/14		1,680,000	1,745,068
5.45% 9/15/20		854,000	938,615
5.8% 2/1/42		6,336,000	6,551,633
5.95% 6/15/41		11,832,000	12,547,067
6.4% 3/15/18		1,654,000	1,907,251
6.8% 1/15/19		6,774,000	7,927,152
Puget Energy, Inc.:
5.625% 7/15/22		600,000	639,841
6% 9/1/21		2,464,000	2,694,310
6.5% 12/15/20		1,275,000	1,441,315
Sempra Energy:
2.3% 4/1/17		14,116,000	14,272,123
2.875% 10/1/22		5,760,000	5,308,900
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	4,004,750
			133,577,959
TOTAL UTILITIES			371,430,365
TOTAL NONCONVERTIBLE BONDS (Cost $3,881,255,333)			3,973,958,913
U.S. Treasury Obligations - 21.6%

U.S. Treasury Bonds:
3.125% 2/15/43		93,110,000	83,144,344
3.625% 8/15/43		57,955,000	57,085,675
U.S. Treasury Notes:
0.25% 8/15/15		52,529,000	52,366,896
0.5% 7/31/17		89,462,000	86,945,881
0.875% 11/30/16		1,503,000	1,500,652
0.875% 4/30/17		203,188,000	201,394,256
0.875% 1/31/18		192,574,000	187,940,284
0.875% 7/31/19		5,000	4,700
1% 5/31/18		123,485,000	120,368,980
1.375% 7/31/18 (g)		302,602,000	299,292,139
U.S. Treasury Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Notes: - continued
1.5% 8/31/18		$ 929,201,000	$ 923,393,431
1.75% 5/31/16		263,340,000	270,828,863
2% 2/15/23		19,858,000	18,624,639
2.125% 8/31/20 (j)		391,311,000	388,254,078
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,719,213,881)			2,691,144,818
U.S. Government Agency - Mortgage Securities - 8.8%

Fannie Mae - 6.5%
2.082% 10/1/33 (k)		619,109	647,444
2.303% 6/1/36 (k)		138,311	147,088
2.5% 1/1/43 to 8/1/43		13,799,993	12,557,992
2.672% 2/1/36 (k)		612,586	653,381
2.753% 7/1/37 (k)		227,100	239,621
2.82% 12/1/35 (k)		432,267	461,701
3% 6/1/27 to 8/1/43		52,684,006	50,573,003
3% 9/1/43 (j)		7,200,000	6,883,312
3% 9/1/43 (j)		7,200,000	6,883,312
3% 9/1/43 (j)		4,800,000	4,588,875
3% 9/1/43 (j)		4,800,000	4,588,875
3% 9/1/43 (j)		19,100,000	18,259,898
3% 9/1/43 (j)		9,600,000	9,177,750
3% 9/1/43 (j)		17,500,000	16,730,273
3% 9/1/43 (j)		1,600,000	1,529,625
3.5% 1/1/26 to 8/1/43		373,107,506	368,186,355
3.5% 9/1/43 (j)		6,300,000	6,282,773
4% 9/1/26 to 1/1/42		18,010,977	18,622,985
4% 9/1/43 (j)		19,800,000	20,417,204
4% 9/1/43 (j)		6,400,000	6,599,500
4% 9/1/43 (j)		6,800,000	7,011,969
4% 9/1/43 (j)		6,800,000	7,011,969
4% 9/1/43 (j)		4,000,000	4,124,688
4% 9/1/43 (j)		4,300,000	4,434,039
4% 10/1/43 (j)		26,200,000	26,939,943
4.5% 1/1/22 to 4/1/41		10,087,451	10,679,989
4.5% 9/1/43 (j)		36,200,000	38,191,004
4.5% 10/1/43 (j)		36,200,000	38,094,846
5% 10/1/21 to 4/1/40		11,700,352	12,563,066
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
5% 9/1/43 (j)		$ 17,800,000	$ 19,132,652
5% 10/1/43 (j)		17,800,000	19,089,544
5.5% 3/1/18 to 3/1/39		10,304,549	11,096,500
5.5% 9/1/43 (j)		15,700,000	17,044,313
5.5% 9/1/43 (j)		10,700,000	11,616,188
6% 4/1/21 to 7/1/41		10,723,031	11,790,165
6.5% 7/1/32 to 8/1/36		9,823,030	10,978,494
TOTAL FANNIE MAE			803,830,336
Freddie Mac - 0.5%
3% 1/1/43 to 2/1/43		7,899,846	7,538,309
3.126% 10/1/35 (k)		181,689	194,072
3.5% 1/1/26 to 6/1/43		25,988,271	25,909,501
4% 3/1/42 to 4/1/42		4,062,281	4,191,156
4.5% 7/1/25 to 10/1/41		8,408,021	8,899,196
5% 4/1/38 to 6/1/40		3,454,036	3,721,205
5.5% 11/1/17 to 12/1/35		11,136,586	12,052,000
6% 7/1/37 to 8/1/37		2,165,139	2,358,346
TOTAL FREDDIE MAC			64,863,785
Ginnie Mae - 1.8%
3.5% 4/15/42 to 11/20/42		3,230,981	3,261,906
3.5% 9/1/43 (j)		1,100,000	1,108,336
4% 1/15/25 to 8/15/43		157,812,785	164,546,424
4% 9/1/43 (j)		4,900,000	5,097,914
4.5% 11/20/33 to 4/15/41		10,839,781	11,542,933
5% 5/15/39 to 8/15/41		9,366,678	10,173,810
5.5% 6/15/35 to 11/15/35		13,258,222	14,566,427
6% 9/20/38 to 9/15/40		11,928,858	13,257,161
TOTAL GINNIE MAE			223,554,911
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,111,905,353)			1,092,249,032
Asset-Backed Securities - 1.1%
		Principal Amount (e)	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (k)		$ 664,344	$ 598,064
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (k)		371,727	347,083
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (k)		16,433	16,374
Airspeed Ltd. Series 2007-1A Class C1, 2.6841% 6/15/32 (h)(k)		3,923,500	2,157,925
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	8,919,512
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,553,964
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,940,658
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,683,295
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (k)		65,390	59,383
Series 2004-R2 Class M3, 1.0091% 4/25/34 (k)		97,089	58,533
Series 2005-R2 Class M1, 0.6341% 4/25/35 (k)		1,514,652	1,490,274
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5434% 3/23/19 (h)(k)		52,655	51,865
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (k)		47,932	44,671
Series 2004-W11 Class M2, 1.2341% 11/25/34 (k)		561,149	510,192
Series 2004-W7 Class M1, 1.0091% 5/25/34 (k)		1,542,998	1,434,582
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (k)		1,242,962	446,401
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (k)		2,116,545	1,999,024
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (k)		34,896	538
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17		11,540,000	11,538,554
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (h)(k)		217,591	182,505
Class C, 1.2841% 7/20/39 (h)(k)		339,379	14,848
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (h)		125,021	124,584
Class B, 5.267% 6/25/35 (h)		1,000,000	985,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5186% 1/20/37 (h)(k)		84,512	78,384
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (k)		1,802,588	1,038,698
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5209% 4/7/52 (h)(k)		275,601	257,687
CFC LLC Series 2013-1A:
Class A, 1.65% 7/17/17 (h)		3,071,850	3,070,526
Asset-Backed Securities - continued
		Principal Amount (e)	Value
CFC LLC Series 2013-1A: - continued
Class B, 2.75% 11/15/18 (h)		$ 6,690,000	$ 6,591,083
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (k)		3,192	1,543
Series 2004-3 Class M4, 1.6391% 4/25/34 (k)		104,987	79,244
Series 2004-4 Class M2, 0.9791% 6/25/34 (k)		551,102	507,271
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		213,511	160,133
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	516,798
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (k)		38,916	35,350
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (k)		290,872	221,828
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (k)		17,156	14,172
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,063,458
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (k)		948,695	731,992
Class M4, 1.2041% 1/25/35 (k)		363,547	83,015
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (h)(k)		2,892,000	2,257,784
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (h)(k)		75,978	71,741
Series 2006-2A:
Class A, 0.3641% 11/15/34 (h)(k)		1,463,020	1,321,829
Class B, 0.4641% 11/15/34 (h)(k)		528,487	445,504
Class C, 0.5641% 11/15/34 (h)(k)		878,323	630,929
Class D, 0.9341% 11/15/34 (h)(k)		333,528	208,334
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (f)(h)		215,708	16,302
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7341% 9/25/46 (h)(k)		1,235,638	1,229,460
Class E, 1.8341% 9/25/46 (h)(k)		250,000	209,375
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (k)		341,818	329,528
Series 2003-3 Class M1, 1.4741% 8/25/33 (k)		595,776	544,176
Series 2003-5 Class A2, 0.8841% 12/25/33 (k)		32,929	29,543
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (k)		1,522,035	715,258
Asset-Backed Securities - continued
		Principal Amount (e)	Value
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (k)		$ 204,000	$ 10,412
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (k)		1,520,141	1,478,094
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (k)		380,663	372,910
Series 2006-A Class 2C, 1.4261% 3/27/42 (k)		3,243,000	490,413
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3441% 11/25/36 (k)		5,120,378	2,391,393
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6141% 5/25/46 (h)(k)		250,000	210,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (k)		543,561	10,378
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (k)		145,630	116,945
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (k)		499,279	431,574
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (k)		762,038	733,745
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (k)		2,473,493	2,285,403
Mesa West Capital CDO Ltd.:
Series 2007-1A:
Class A1, 0.4441% 2/25/47 (h)(k)		1,244,242	1,194,472
Class A2, 0.4741% 2/25/47 (h)(k)		1,265,000	1,163,800
Class H, 1.6541% 2/25/47 (h)(k)		250,000	176,250
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (k)		57,368	56,244
Series 2004-NC6 Class M3, 2.3591% 7/25/34 (k)		20,073	11,337
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (k)		24,143	15,619
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (k)		399,800	372,488
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (k)		416,362	168,717
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9371% 8/28/38 (h)(k)		161,448	159,026
Class C1B, 7.696% 8/28/38 (h)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (k)		1,426,957	1,213,289
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (d)(h)(k)		566,000	0
Series 2006-1A Class A, 1.5841% 3/20/11 (d)(h)(k)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (k)		532,896	447,610
Class M4, 1.6341% 9/25/34 (k)		683,353	205,874
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (k)		1,475,804	1,255,404
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (h)		$ 71,101	$ 72,523
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1341% 9/25/46 (h)(k)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (k)		5,108	4,750
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (k)		1,095,777	999,477
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (k)		1,153,178	877,979
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (k)		53,543	36,903
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		311,554	312,047
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (k)		28,819	27,163
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		111,000	110,723
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (h)(k)		2,671,971	80,159
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0.9993% 9/25/26 (h)(k)		400,000	260,000
Series 2006-1A:
Class A1A, 0.5328% 9/25/26 (h)(k)		557,855	550,882
Class A1B, 0.6028% 9/25/26 (h)(k)		1,033,000	950,360
Class A2B, 0.5828% 9/25/26 (h)(k)		195,527	186,240
Class B, 0.6328% 9/25/26 (h)(k)		640,000	606,400
Class C, 0.8028% 9/25/26 (h)(k)		740,000	688,200
Class D, 0.9028% 9/25/26 (h)(k)		250,000	228,750
Class F, 1.4228% 9/25/26 (h)(k)		549,000	480,375
Class G, 1.6228% 9/25/26 (h)(k)		336,000	293,160
Class H, 1.9228% 9/25/26 (h)(k)		250,000	216,875
Class K, 3.5228% 9/25/26 (h)(k)		250,000	212,500
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (h)(k)		1,789,540	1,583,743
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5831% 11/21/40 (h)(k)		395,417	367,738
Class D, 1.1131% 11/21/40 (h)(k)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $131,318,357)			140,981,840
Collateralized Mortgage Obligations - 1.3%
		Principal Amount (e)	Value
Private Sponsor - 0.7%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		$ 103,965	$ 83,174
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (k)		1,534,422	1,475,729
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		36,957	29,227
Series 2003-35 Class B, 4.6355% 9/25/18 (k)		59,565	20,658
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 0% 6/25/33 (k)		192,076	142,656
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (k)		1,050,027	1,041,098
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.358% 12/25/46 (h)(k)		910,000	945,277
Series 2010-K7 Class B, 5.4354% 4/25/20 (h)(k)		1,000,000	1,042,486
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		34,577	15,520
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 1.2841% 12/20/54 (k)		205,017	179,800
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (h)(k)		12,899,315	12,661,967
Class C2, 1.3841% 12/20/54 (h)(k)		6,523,000	5,720,671
Series 2006-2:
Class A4, 0.2641% 12/20/54 (k)		3,848,992	3,778,171
Class C1, 1.1241% 12/20/54 (k)		21,543,000	18,893,211
Series 2006-3:
Class A3, 0.2641% 12/20/54 (k)		1,853,237	1,819,137
Class A7, 0.3841% 12/20/54 (k)		2,014,604	1,977,536
Class C2, 1.1841% 12/20/54 (k)		1,124,000	985,748
Series 2006-4:
Class A4, 0.2841% 12/20/54 (k)		5,908,653	5,799,933
Class B1, 0.3641% 12/20/54 (k)		4,521,000	4,175,144
Class C1, 0.9441% 12/20/54 (k)		2,767,000	2,426,659
Class M1, 0.5241% 12/20/54 (k)		1,190,000	1,073,975
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (k)		2,234,000	1,959,218
Class 1M1, 0.4841% 12/20/54 (k)		1,493,000	1,347,433
Class 2A1, 0.3241% 12/20/54 (k)		4,636,151	4,550,846
Class 2C1, 1.0441% 12/20/54 (k)		1,015,000	890,155
Class 2M1, 0.6841% 12/20/54 (k)		1,917,000	1,730,093
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (k)		2,654,000	2,327,558
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (k)		826,614	811,404
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (k)		$ 430,241	$ 410,501
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.8034% 3/25/37 (k)		2,581,617	2,517,061
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (k)		1,755,041	1,394,618
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (k)		1,953,836	1,456,367
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (k)		4,943,101	4,227,049
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		588,704	608,385
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (k)		1,593,198	1,529,353
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (h)(k)		745,543	687,698
Class B6, 3.035% 7/10/35 (h)(k)		166,229	155,190
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (h)(k)		32,122	31,779
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (k)		29,660	27,794
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (k)		236,673	233,935
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6807% 3/25/35 (k)		2,604,810	1,559,992
TOTAL PRIVATE SPONSOR			92,744,206
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (k)		2,126,029	2,131,507
Series 2006-50 Class BF, 0.5841% 6/25/36 (k)		2,673,943	2,690,920
Series 2006-82 Class F, 0.7541% 9/25/36 (k)		3,982,197	3,993,674
Series 2007-36 Class F, 0.4141% 4/25/37 (k)		3,310,487	3,315,227
Series 2011-37 Class FA, 0.6341% 5/25/41 (k)		9,869,470	9,898,393
Series 2011-40 Class DF, 0.6341% 5/25/41 (k)		7,668,491	7,701,787
Series 2013-62 Class FA, 0.4841% 6/25/43 (k)		12,483,339	12,464,926
floater sequential payer:
Series 2010-74 Class WF, 0.7841% 7/25/34 (k)		2,826,988	2,855,368
Series 2012-120 Class FE 0.4841% 2/25/39 (k)		5,499,771	5,459,887
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		$ 112,904	$ 119,550
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6041% 4/15/41 (k)		5,199,612	5,205,799
Series 3830 Class FD, 0.5441% 3/15/41 (k)		13,774,183	13,846,167
floater sequential payer Series 2011-3969 Class AF, 0.6341% 10/15/33 (k)		6,093,424	6,110,646
TOTAL U.S. GOVERNMENT AGENCY			75,793,851
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,336,228)			168,538,057
Commercial Mortgage Securities - 6.2%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (n)		285,289	281,322
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	199,423
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4205% 2/14/29 (h)(k)		83,079	84,197
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,426
Series 1997-D5:
Class A7, 7.4251% 2/14/43 (k)		170,181	171,518
Class PS1, 1.3471% 2/14/43 (k)(m)		750,359	22,497
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38		412,147	412,645
Series 2005-4 Class AJ, 5.038% 7/10/45 (k)		530,000	543,263
Series 2006-2 Class AAB, 5.7116% 5/10/45 (k)		1,067,090	1,104,217
Series 2006-3 Class A4, 5.889% 7/10/44		5,796,000	6,350,874
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,090,957
Series 2006-5 Class A2, 5.317% 9/10/47		4,990,415	5,024,849
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,882,165
Series 2007-4 Class A3, 5.8103% 2/10/51 (k)		1,162,958	1,199,665
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	174,383
Series 2004-5 Class G, 5.5627% 11/10/41 (h)(k)		195,000	194,938
Series 2005-1 Class CJ, 5.2362% 11/10/42 (k)		550,000	581,682
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,152,095
Series 2005-5 Class D, 5.2289% 10/10/45 (k)		1,180,000	1,194,750
Series 2005-6 Class AJ, 5.1852% 9/10/47 (k)		300,000	318,476
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class E, 5.619% 10/10/45 (h)		$ 1,098,000	$ 121,373
Series 2007-3:
Class A3, 5.5595% 6/10/49 (k)		3,176,000	3,185,036
Class A4, 5.5595% 6/10/49 (k)		3,965,000	4,391,012
Series 2008-1 Class D, 6.2495% 2/10/51 (h)(k)		125,000	71,793
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,517,206
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.484% 11/15/15 (h)(k)		798,223	798,754
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1841% 3/15/22 (h)(k)		77,611	52,784
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6841% 8/15/17 (h)(k)		480,000	495,936
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (h)(k)		49,230	35,921
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (h)(k)		1,097,069	900,696
Class B1, 1.5841% 1/25/36 (h)(k)		94,805	20,107
Class M1, 0.6341% 1/25/36 (h)(k)		353,893	197,113
Class M2, 0.6541% 1/25/36 (h)(k)		106,168	55,733
Class M3, 0.6841% 1/25/36 (h)(k)		155,050	79,759
Class M4, 0.7941% 1/25/36 (h)(k)		85,751	41,554
Class M5, 0.8341% 1/25/36 (h)(k)		85,751	30,270
Class M6, 0.8841% 1/25/36 (h)(k)		91,077	27,322
Series 2006-3A Class M4, 0.6141% 10/25/36 (h)(k)		103,539	15,682
Series 2007-1 Class A2, 0.4541% 3/25/37 (h)(k)		738,199	482,316
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (h)(k)		720,845	556,087
Class A2, 0.5041% 7/25/37 (h)(k)		673,532	338,030
Class M1, 0.5541% 7/25/37 (h)(k)		236,507	65,019
Class M2, 0.5941% 7/25/37 (h)(k)		129,237	22,059
Class M3, 0.6741% 7/25/37 (h)(k)		131,039	13,186
Class M4, 0.8341% 7/25/37 (h)(k)		258,715	9,857
Class M5, 0.9341% 7/25/37 (h)(k)		77,000	2,464
Series 2007-3:
Class A2, 0.4741% 7/25/37 (h)(k)		659,359	411,887
Class M1, 0.4941% 7/25/37 (h)(k)		143,207	67,754
Class M2, 0.5241% 7/25/37 (h)(k)		153,491	44,689
Class M3, 0.5541% 7/25/37 (h)(k)		241,865	55,769
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.6841% 7/25/37 (h)(k)		$ 379,764	$ 76,995
Class M5, 0.7841% 7/25/37 (h)(k)		196,983	28,351
Class M6, 0.9841% 7/25/37 (h)(k)		130,712	15,881
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (h)(k)		276,820	25,743
Class M2, 1.2341% 9/25/37 (h)(k)		276,820	21,301
Class M4, 1.7841% 9/25/37 (h)(k)		298,049	14,559
Series 2006-3A, Class IO, 3.8179% 10/25/36 (h)(k)(m)		7,145,826	165,115
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(k)(m)		6,926,302	484,840
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4351% 3/11/39 (k)		450,000	464,828
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (h)(k)		655,330	622,603
Class E, 0.4841% 3/15/22 (h)(k)		3,607,157	3,354,887
Class F, 0.5341% 3/15/22 (h)(k)		2,235,922	2,034,841
Class G, 0.5841% 3/15/22 (h)(k)		537,549	478,457
Class H, 0.7341% 3/15/22 (h)(k)		655,330	568,549
Class J, 0.8841% 3/15/22 (h)(k)		655,330	553,807
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	653,505
Series 2006-T22 Class AJ, 5.5802% 4/12/38 (k)		400,000	429,838
Series 2007-PW16 Class A4, 5.7131% 6/11/40 (k)		1,112,000	1,249,318
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		70,000	70,427
Class I, 5.64% 2/14/31 (h)		202,551	157,199
Series 2006-PW13 Class A3, 5.518% 9/11/41		2,269,637	2,268,503
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (h)(k)(m)		17,947,833	30,822
Series 2006-T22:
Class A4, 5.5802% 4/12/38 (k)		237,000	257,721
Class B, 5.5802% 4/12/38 (h)(k)		200,000	213,040
Series 2006-T24 Class X2, 0.4448% 10/12/41 (h)(k)(m)		2,947,577	1,262
Series 2007-BBA8:
Class K, 1.3841% 3/15/22 (h)(k)		120,000	96,446
Class L, 2.0841% 3/15/22 (h)(k)		253,498	165,053
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (h)(k)(m)		123,066,869	818,272
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28 Class X2, 0.1575% 9/11/42 (h)(k)(m)		$ 67,080,021	$ 230,084
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		629,446	665,262
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (h)(k)		546,023	510,581
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,277,738
Class XCL, 1.198% 5/15/35 (h)(k)(m)		5,333,516	85,704
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5595% 12/15/47 (h)(k)		750,000	785,734
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	721,798
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	337,498
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		71,537	72,091
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3241% 4/15/22 (h)(k)		183,349	182,090
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		24,898,000	27,236,769
Series 2007-CD4 Class A3, 5.293% 12/11/49		1,852,000	1,891,522
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(k)	CAD	138,000	115,964
Class G, 5.01% 5/15/44 (h)(k)	CAD	30,000	23,837
Class H, 5.01% 5/15/44 (h)(k)	CAD	20,000	13,853
Class J, 5.01% 5/15/44 (h)(k)	CAD	20,000	13,154
Class K, 5.01% 5/15/44 (h)(k)	CAD	10,000	5,650
Class L, 5.01% 5/15/44 (h)(k)	CAD	36,000	18,433
Class M, 5.01% 5/15/44 (h)(k)	CAD	165,000	76,748
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	342,252
Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	1,560,337
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		810,000	529,501
Series 2012-CR5 Class D, 4.335% 12/10/45 (h)(k)		740,000	668,066
Series 2013-CR10:
Class C, 4.958% 8/10/46 (h)(k)		270,000	250,256
Class D, 4.958% 8/10/46 (h)(k)		790,000	659,650
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		220,000	175,749
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (h)(k)		$ 126,749	$ 121,679
Series 2006-FL12:
Class AJ, 0.3141% 12/15/20 (h)(k)		1,310,373	1,292,695
Class B, 0.3541% 12/15/20 (h)(k)		513,608	499,921
sequential payer Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	563,045
Series 2001-J2A Class F, 7.142% 7/16/34 (h)(k)		199,000	233,208
Series 2006-C8 Class XP, 0.4666% 12/10/46 (k)(m)		13,936,782	18,829
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,310,000	2,177,302
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	330,608
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37		21,190,000	21,504,735
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2469% 6/10/44 (k)		905,000	883,319
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		1,260,000	1,316,637
Series 2012-CR1:
Class C, 5.3679% 5/15/45 (k)		350,000	352,549
Class D, 5.3679% 5/15/45 (h)(k)		1,040,000	954,037
Series 2012-CR2:
Class E, 4.858% 8/15/45 (h)(k)		1,727,000	1,517,377
Class F, 4.25% 8/15/45 (h)		1,260,000	903,491
Series 2012-LC4:
Class C, 5.6482% 12/10/44 (k)		260,000	268,343
Class D, 5.6482% 12/10/44 (h)(k)		870,000	813,694
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)		364,175	362,469
Series 2007-C3 Class A4, 5.6829% 6/15/39 (k)		19,147,982	20,926,676
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (k)(m)		9,777,242	17,501
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,916,913
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (h)(k)		6,783,000	6,133,263
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7841% 9/15/21 (h)(k)		252,063	246,653
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		606,463	608,556
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		$ 122,995	$ 123,598
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,922,649	2,073,575
Class H, 6% 5/17/40 (h)		90,317	51,365
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		1,071,310	1,114,946
Class G, 6.75% 11/15/30 (h)		180,000	192,534
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (k)(m)		398,869	399
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (h)(k)(m)		614,296	345
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(k)		292,051	294,747
Series 2004-C1 Class E, 5.015% 1/15/37 (h)		1,205,000	1,217,191
Series 2006-C1 Class A3, 5.392% 2/15/39 (k)		4,648,137	4,713,908
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (h)(k)		721,000	713,122
Class C:
0.3541% 2/15/22 (h)(k)		1,864,711	1,833,878
0.4541% 2/15/22 (h)(k)		665,993	645,399
Class F, 0.5041% 2/15/22 (h)(k)		1,331,815	1,281,173
Class L, 2.0841% 2/15/22 (h)(k)		99,364	29,697
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (k)(m)		23,443,790	44,543
Class B, 5.487% 2/15/40 (h)(k)		2,907,000	426,428
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5567% 11/10/46 (h)(k)		500,000	512,635
Class E, 5.5567% 11/10/46 (h)(k)		870,000	832,388
Class F, 5.5567% 11/10/46 (h)(k)		1,560,000	1,331,948
Class XB, 0.2463% 11/10/46 (h)(k)(m)		20,920,000	388,777
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		140,920	140,797
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1694% 6/10/31 (h)(k)		67,331	67,362
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		640,000	647,833
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(k)		443,000	457,110
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (h)		589,000	599,030
Class E, 5.253% 5/5/27 (h)		411,000	422,870
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		$ 200,000	$ 222,080
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (k)(m)		1,640,000	244,632
Series K012 Class X3, 2.2879% 1/25/41 (k)(m)		1,800,000	239,945
Series K013 Class X3, 2.79% 1/25/43 (k)(m)		820,000	133,828
Series KAIV Class X2, 3.6147% 6/25/46 (k)(m)		420,000	89,499
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (h)(k)		1,290,000	1,318,537
Series 2011-K10 Class B, 4.5971% 11/25/49 (h)(k)		240,000	235,795
Series 2011-K11 Class B, 4.4205% 12/25/48 (h)(k)		750,000	729,116
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		258,298	258,040
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (h)(k)		250,000	247,740
Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	697,089
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		13,902,000	15,277,061
Series 2001-1 Class X1, 2.0442% 5/15/33 (h)(k)(m)		867,241	11,206
Series 2007-C1 Class XP, 0.1582% 12/10/49 (k)(m)		21,576,032	26,193
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	305,708
Series 1997-C2 Class G, 6.75% 4/15/29 (k)		345,849	382,831
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	550,111
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	234,303
Class K, 6.974% 8/15/36 (h)		279,002	229,022
Series 2000-C1 Class K, 7% 3/15/33		15,492	11,434
Series 2003-C3 Class H, 5.7478% 4/10/40 (h)(k)		170,000	170,787
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (h)(k)		715,000	703,754
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,945,064
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (h)(k)(m)		29,299,855	98,594
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (h)(k)		1,880,357	1,881,519
Class C, 2.0056% 3/6/20 (h)(k)		1,994,000	1,999,105
Class D, 2.2018% 3/6/20 (h)(k)		4,004,000	4,014,466
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
floater Series 2007-EOP:
Class F, 2.6334% 3/6/20 (h)(k)		$ 164,000	$ 164,306
Class G, 2.7903% 3/6/20 (h)(k)		81,000	81,182
Class H, 3.3004% 3/6/20 (h)(k)		60,000	60,268
Class J, 4.0852% 3/6/20 (h)(k)		86,000	86,224
Class L, 5.4585% 3/6/20 (h)(k)		400,000	399,508
Series 1997-GL:
Class G, 7.5095% 7/13/30 (k)		747,156	784,992
Class H, 7.7995% 7/13/30 (h)(k)		230,000	240,017
Series 2006-GG6 Class A2, 5.506% 4/10/38		3,159,885	3,179,328
Series 2010-C1:
Class D, 5.9837% 8/10/43 (h)(k)		755,000	788,421
Class E, 4% 8/10/43 (h)		1,240,000	926,978
Class X, 1.5299% 8/10/43 (h)(k)(m)		6,072,440	438,880
Series 2012-GCJ7:
Class C, 5.7225% 5/10/45 (k)		630,000	649,164
Class D, 5.7225% 5/10/45 (h)(k)		970,000	906,083
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39		50,189	50,298
Class A4, 5.56% 11/10/39 (k)		2,223,000	2,432,193
Series 2007-GG10 Class A2, 5.778% 8/10/45		5,731,488	5,789,433
Series 2010-C2:
Class D, 5.226% 12/10/43 (h)(k)		720,000	676,261
Class XA, 0.6726% 12/10/43 (h)(k)(m)		5,481,658	97,968
Series 2011-GC5:
Class C, 5.3077% 8/10/44 (h)(k)		1,050,000	1,067,221
Class D, 5.3077% 8/10/44 (h)(k)		480,000	443,051
Series 2012-GCJ9 Class E, 5.0191% 11/10/45 (h)(k)		1,290,000	996,156
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1841% 4/15/18 (h)(k)		178,030	179,301
Series 2013-JWRZ Class E, 3.9241% 4/15/30 (h)(k)		342,000	340,600
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(k)		500,000	506,763
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		479,181	479,616
Series 2003-C1:
Class D, 5.192% 1/12/37		182,040	182,307
Class F, 6.0084% 1/12/37 (h)(k)		250,000	250,080
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(k)		$ 380,000	$ 448,604
Class D, 7.4453% 12/5/27 (h)(k)		1,885,000	2,109,479
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		670,000	704,596
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(k)		695,000	750,748
Series 2011-C4 Class E, 5.3895% 7/15/46 (h)(k)		810,000	765,901
Series 2012-CBX:
Class C, 5.1879% 6/16/45 (k)		250,000	247,111
Class D, 5.1879% 6/16/45 (h)(k)		690,000	652,802
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A Class J, 0.8341% 11/15/18 (h)(k)		257,928	238,342
Series 2006-FLA2:
Class A2, 0.3141% 11/15/18 (h)(k)		2,852,571	2,826,367
Class B, 0.3541% 11/15/18 (h)(k)		814,911	796,970
Class C, 0.3941% 11/15/18 (h)(k)		578,972	563,087
Class D, 0.4141% 11/15/18 (h)(k)		176,367	168,001
Class E, 0.4641% 11/15/18 (h)(k)		254,419	241,969
Class F, 0.5141% 11/15/18 (h)(k)		380,931	361,337
Class G, 0.5441% 11/15/18 (h)(k)		330,997	313,144
Class H, 0.6841% 11/15/18 (h)(k)		254,476	238,206
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (k)		835,101	846,625
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,310,796
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,752,330
Series 2007-CB19 Class A4, 5.711% 2/12/49 (k)		12,470,000	13,891,050
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (k)		2,480,866	2,539,848
Class A4, 5.8137% 6/15/49 (k)		26,069,184	29,037,500
Series 2007-LDPX Class A3, 5.42% 1/15/49		25,732,000	28,294,521
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	143,082
Series 2004-LN2 Class D, 5.2276% 7/15/41 (k)		420,000	357,440
Series 2005-LDP3 Class A3, 4.959% 8/15/42		82,967	82,886
Series 2005-LDP5 Class AJ, 5.3208% 12/15/44 (k)		360,000	378,601
Series 2006-CB17 Class A3, 5.45% 12/12/43		157,001	156,769
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (k)		5,870,000	6,435,017
Series 2007-CB19:
Class B, 5.711% 2/12/49 (k)		165,000	63,585
Class C, 5.711% 2/12/49 (k)		424,000	86,853
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class D, 5.711% 2/12/49 (k)		$ 447,000	$ 50,265
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)		157,000	19,239
Class ES, 5.5357% 1/15/49 (h)(k)		983,000	12,014
Series 2010-C2:
Class D, 5.526% 11/15/43 (h)(k)		645,000	660,770
Class XB, 0.6681% 11/15/43 (h)(k)(m)		3,600,000	138,918
Series 2011-C5:
Class B. 5.3144% 8/15/46 (h)(k)		1,140,000	1,223,870
Class C, 5.3144% 8/15/46 (h)(k)		1,102,648	1,138,852
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	986,044
Class D, 4.2435% 4/15/46 (k)		1,430,000	1,156,188
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (k)		21,615,000	24,296,665
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		190,537	192,608
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,182
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,985,951
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (k)		1,500,000	1,580,222
Class AM, 5.263% 11/15/40 (k)		137,000	147,245
Series 2006-C1 Class A2, 5.084% 2/15/31		1,299	1,300
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	943,310
Class AM, 5.413% 9/15/39		1,500,000	1,629,735
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,026,325
Class AM, 5.378% 11/15/38		160,000	169,905
Series 2007-C1 Class A4, 5.424% 2/15/40		17,074,000	18,779,710
Series 2007-C2 Class A3, 5.43% 2/15/40		3,293,730	3,607,099
Series 2007-C6 Class A2, 5.845% 7/15/40		4,747,472	4,733,063
Series 2003-C7 Class L, 5.224% 7/15/37 (h)(k)		284,000	280,947
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(k)		225,000	223,409
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	287,487
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	760,459
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	765,333
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		$ 1,016,000	$ 1,038,442
Series 2006-C4:
Class AJ, 5.8844% 6/15/38 (k)		1,060,000	1,082,140
Class AM, 5.8844% 6/15/38 (k)		500,000	541,562
Series 2006-C6 Class XCP, 0.673% 9/15/39 (k)(m)		7,302,392	1,913
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (k)(m)		2,598,342	4,973
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,601,105
Series 2007-C7:
Class A3, 5.866% 9/15/45		14,500,276	15,896,116
Class XCP, 0.2714% 9/15/45 (k)(m)		115,327,456	442,281
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (h)(k)		608,683	602,453
Class E, 0.4741% 9/15/21 (h)(k)		2,196,145	2,151,704
Class F, 0.5241% 9/15/21 (h)(k)		1,143,094	1,108,532
Class G, 0.5441% 9/15/21 (h)(k)		2,258,211	2,167,350
Class H, 0.5841% 9/15/21 (h)(k)		582,579	547,486
Series 2007-LLFA Class E, 1.0841% 6/15/22 (h)(k)		760,000	758,543
LStar Commercial Mortgage Trust Series 2011-1:
Class B, 5.5198% 6/25/43 (h)(k)		540,000	558,101
Class D, 5.5198% 6/25/43 (h)(k)		310,000	303,053
Mach One Trust LLC Series 2004-1A Class H, 6.3251% 5/28/40 (h)(k)		260,000	264,061
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7234% 7/9/21 (h)(k)		17,970,000	17,667,745
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4085% 10/12/39 (h)(k)	CAD	320,000	272,291
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (k)		399,328	397,869
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3653% 1/12/44 (k)		220,000	236,256
Series 2004-MKB1 Class F, 5.6778% 2/12/42 (h)(k)		180,000	181,619
Series 2005-LC1 Class F, 5.4193% 1/12/44 (h)(k)		1,655,000	1,456,140
Series 2006-C1:
Class A2, 5.6376% 5/12/39 (k)		742,616	742,999
Class AJ, 5.6826% 5/12/39 (k)		530,000	532,256
Class AM, 5.6826% 5/12/39 (k)		100,000	107,701
Series 2007-C1 Class A4, 5.8499% 6/12/50 (k)		9,429,517	10,527,066
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,539,594
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (k)		97,533	97,358
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		$ 118,205	$ 118,291
Class A3, 5.172% 12/12/49 (k)		900,000	980,010
Class ASB, 5.133% 12/12/49 (k)		1,034,459	1,068,960
Series 2007-5 Class A4, 5.378% 8/12/48		19,456,000	21,286,537
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	16,045,544
Series 2007-7 Class A4, 5.7364% 6/12/50 (k)		6,656,000	7,393,698
Series 2006-4 Class XP, 0.6175% 12/12/49 (k)(m)		24,918,876	205,955
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	416,614
Series 2007-7 Class B, 5.7364% 6/12/50 (k)		166,000	11,185
Series 2007-8 Class A3, 5.8968% 8/12/49 (k)		1,640,000	1,839,896
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		182,610	162,523
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		524,912	459,298
Morgan Stanley BAML Trust:
Series 2013-C9 Class C, 4.0729% 5/15/46 (k)		620,000	547,427
Series 2013-C7 Class D, 4.3056% 2/15/46 (h)		810,000	662,825
Series 2013-C8 Class D, 4.1725% 12/15/48 (h)(k)		400,000	323,649
Series 2013-C9 Class D, 4.1609% 5/15/46 (h)(k)		1,740,000	1,398,201
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.384% 7/15/19 (h)(k)		357,716	268,287
Class J, 0.614% 7/15/19 (h)(k)		335,987	310,380
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (h)(k)		1,092,000	1,064,722
Class D, 0.374% 10/15/20 (h)(k)		667,354	642,342
Class E, 0.434% 10/15/20 (h)(k)		834,661	786,685
Class F, 0.484% 10/15/20 (h)(k)		500,899	467,098
Class G, 0.524% 10/15/20 (h)(k)		619,188	571,213
Class H, 0.614% 10/15/20 (h)(k)		389,758	340,072
Class J, 0.764% 10/15/20 (h)(k)		225,021	86,075
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	668,482
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		894,764	910,662
Series 2012-C4 Class E, 5.5257% 3/15/45 (h)(k)		1,210,000	1,141,048
Series 1997-RR Class F, 7.402% 4/30/39 (h)(k)		81,775	81,775
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		207,934	154,296
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		$ 210,000	$ 204,489
Class O, 5.91% 11/15/31 (h)		185,708	53,286
Series 2004-IQ7 Class E, 5.3975% 6/15/38 (h)(k)		120,000	124,130
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(k)		86,577	86,686
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,563,737
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (k)		1,000,000	1,047,461
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (k)		510,681	552,923
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	777,877
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)		972,000	972,637
Series 2007-HQ12 Class A2, 5.5794% 4/12/49 (k)		8,626,107	8,756,439
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,148,631
Class B, 5.7275% 4/15/49 (k)		469,000	81,934
Series 2011-C1:
Class C, 5.2527% 9/15/47 (h)(k)		970,000	1,012,520
Class D, 5.2527% 9/15/47 (h)(k)		1,760,000	1,778,908
Class E, 5.2527% 9/15/47 (h)(k)		573,100	545,555
Series 2011-C2:
Class D, 5.3161% 6/15/44 (h)(k)		580,000	578,316
Class E, 5.3161% 6/15/44 (h)(k)		600,000	559,059
Class F, 5.3161% 6/15/44 (h)(k)		550,000	438,527
Class XB, 0.4639% 6/15/44 (h)(k)(m)		9,001,008	299,968
Series 2011-C3:
Class C, 5.1845% 7/15/49 (h)(k)		1,000,000	1,008,055
Class D, 5.1845% 7/15/49 (h)(k)		1,130,000	1,082,726
Class E, 5.1845% 7/15/49 (h)(k)		400,000	369,836
Series 2012-C4 Class D, 5.5257% 3/15/45 (h)(k)		330,000	328,063
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9097% 2/23/34 (k)		466,000	514,523
Series 2001-TOP3 Class E, 7.422% 7/15/33 (h)(k)		150,000	147,716
Series 2003-TOP9 Class E, 5.4707% 11/13/36 (h)(k)		78,000	81,195
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (m)		2,484	2,496
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		863,347	1,098,695
RBSCF Trust Series 2010-MB1 Class D, 4.6831% 4/15/24 (h)(k)		1,238,000	1,274,192
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	90,902
Class G, 4.456% 9/12/38 (h)	CAD	54,000	44,792
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2006-2:
Class H, 4.456% 9/12/38 (h)	CAD	36,000	$ 27,384
Class J, 4.456% 9/12/38 (h)	CAD	36,000	24,999
Class K, 4.456% 9/12/38 (h)	CAD	18,000	11,545
Class L, 4.456% 9/12/38 (h)	CAD	26,000	15,761
Class M, 4.456% 9/12/38 (h)	CAD	104,391	47,692
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	105,880
Class G, 4.57% 4/12/23	CAD	42,000	34,193
Class H, 4.57% 4/12/23	CAD	42,000	31,618
Class J, 4.57% 4/12/23 (k)	CAD	42,000	30,186
Class K, 4.57% 4/12/23	CAD	21,000	14,198
Class L, 4.57% 4/12/23	CAD	63,000	41,325
Class M, 4.57% 4/12/23	CAD	185,000	95,340
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(k)		$ 7,093	7,148
Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	105,867
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5276% 8/15/39 (k)		170,000	183,692
Series 2007-C4 Class F, 5.5276% 8/15/39 (k)		820,000	599,791
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		270,000	274,999
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7591% 7/15/24 (h)(k)		110,000	100,210
Class G, 0.7591% 7/15/24 (h)(k)		200,000	176,200
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(k)		310,000	264,652
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(k)		970,000	794,382
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(k)		284,000	312,097
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (h)(k)		1,299,000	1,128,083
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	197,223
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (h)(k)		1,523,203	1,401,346
Class G, 0.5441% 9/15/21 (h)(k)		1,779,101	1,636,773
Class J, 0.7841% 9/15/21 (h)(k)		395,545	336,213
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (h)(k)		4,565,501	4,073,605
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class LXR1, 0.8841% 6/15/20 (h)(k)		$ 233,698	$ 203,317
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48		5,044,309	5,091,044
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,976,745
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	49,482,093
Series 2007-C32 Class A3, 5.7482% 6/15/49 (k)		19,449,000	21,728,308
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (k)		11,720,000	12,789,122
Class A5, 5.9241% 2/15/51 (k)		19,259,000	21,704,180
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	342,765
Series 2004-C11:
Class D, 5.3763% 1/15/41 (k)		360,000	363,060
Class E, 5.4263% 1/15/41 (k)		327,000	329,533
Series 2004-C12 Class D, 5.3% 7/15/41 (k)		280,000	286,194
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	265,932
Class C, 5.21% 8/15/41		170,000	174,727
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (h)(k)		500,000	494,602
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,974,000
Series 2005-C22:
Class B, 5.3802% 12/15/44 (k)		4,218,000	3,430,010
Class F, 5.3802% 12/15/44 (h)(k)		3,171,000	952,442
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,568,667
Series 2007-C30 Class XP, 0.4764% 12/15/43 (h)(k)(m)		15,396,510	37,624
Series 2007-C31 Class C, 5.6796% 4/15/47 (k)		522,000	363,362
Series 2007-C32:
Class D, 5.7482% 6/15/49 (k)		1,431,000	576,392
Class E, 5.7482% 6/15/49 (k)		2,252,000	695,719
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (h)(k)(m)		20,614,217	757,366
Series 2012-LC5:
Class C, 4.693% 10/15/45 (k)		569,000	537,882
Class D, 4.7802% 10/15/45 (h)		1,621,000	1,382,760
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	365,627
Class D, 5.5483% 3/15/44 (h)(k)		230,000	218,118
Class E, 5% 3/15/44 (h)		890,000	725,929
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2011-C4 Class E, 5.2484% 6/15/44 (h)(k)		$ 320,000	$ 295,276
Series 2011-C5:
Class C, 5.6363% 11/15/44 (h)(k)		260,000	268,881
Class D, 5.6363% 11/15/44 (h)(k)		600,000	601,794
Class E, 5.6363% 11/15/44 (h)(k)		590,000	555,356
Class XA, 2.0472% 11/15/44 (h)(k)(m)		5,120,560	547,419
Series 2012-C6 Class D, 5.563% 4/15/45 (h)(k)		540,000	498,901
Series 2012-C7:
Class C, 4.8488% 6/15/45 (k)		1,270,000	1,228,150
Class E, 4.8512% 6/15/45 (h)		890,000	771,076
Series 2012-C8 Class D, 4.8792% 8/15/45 (h)(k)		650,000	610,675
Series 2013-C11:
Class D, 4.1849% 3/15/45 (h)(k)		870,000	699,835
Class E, 4.1849% 3/15/45 (h)(k)		1,750,000	1,261,320
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(k)		600,000	475,798
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (h)		1,500,000	1,518,341
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4609% 12/15/45 (h)(k)		380,000	312,579
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $685,815,381)			765,722,888
Municipal Securities - 2.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,359,928
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,322,650
7.3% 10/1/39		18,415,000	23,010,832
7.5% 4/1/34		14,555,000	18,393,299
7.55% 4/1/39		17,880,000	23,142,442
7.6% 11/1/40		32,540,000	42,641,718
7.625% 3/1/40		5,410,000	7,040,087
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		11,325,000	12,581,396
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		60,045,000	52,679,880
Series 2010, 4.421% 1/1/15		6,825,000	7,055,071
Series 2010-1, 6.63% 2/1/35		11,945,000	11,784,818
Series 2010-3:
6.725% 4/1/35		17,810,000	17,731,458
Municipal Securities - continued
		Principal Amount (e)	Value
Illinois Gen. Oblig.: - continued
Series 2010-3:
7.35% 7/1/35		$ 8,165,000	$ 8,614,973
Series 2011:
5.665% 3/1/18		4,730,000	5,047,903
5.877% 3/1/19		19,855,000	21,311,364
TOTAL MUNICIPAL SECURITIES (Cost $272,749,949)			257,717,819
Foreign Government and Government Agency Obligations - 2.0%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,111,337	1,804,575
2.5% 12/31/38 (f)		2,330,000	763,075
7% 9/12/13		9,125,000	9,100,920
7% 10/3/15		5,700,000	5,061,283
Aruba Government 4.625% 9/14/23 (h)		760,000	708,700
Bahamian Republic 6.95% 11/20/29 (h)		855,000	953,325
Bahrain Kingdom 6.125% 8/1/23 (h)		580,000	556,800
Barbados Government:
7% 8/4/22 (h)		400,000	382,000
7.25% 12/15/21 (h)		470,000	455,900
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,035,000	3,833,250
8.95% 1/26/18		1,015,000	921,113
Brazilian Federative Republic:
5.625% 1/7/41		12,277,000	11,847,305
7.125% 1/20/37		1,505,000	1,711,938
8.25% 1/20/34		935,000	1,182,775
10.125% 5/15/27		425,000	635,375
12.25% 3/6/30		1,045,000	1,729,475
Buenos Aires Province 11.75% 10/5/15 (h)		100,000	88,500
City of Buenos Aires 12.5% 4/6/15 (h)		2,710,000	2,710,000
Colombian Republic:
6.125% 1/18/41		1,985,000	2,081,769
7.375% 9/18/37		1,680,000	2,032,800
10.375% 1/28/33		2,010,000	2,964,750
Congo Republic 3.5% 6/30/29 (f)		2,998,116	2,533,408
Costa Rican Republic:
4.25% 1/26/23 (h)		1,150,000	1,040,750
4.375% 4/30/25 (h)		690,000	608,925
5.625% 4/30/43 (h)		490,000	411,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Croatia Republic:
5.5% 4/4/23 (h)		$ 1,910,000	$ 1,828,825
6.25% 4/27/17 (h)		1,460,000	1,533,000
6.375% 3/24/21 (h)		1,550,000	1,573,250
6.625% 7/14/20 (h)		1,670,000	1,732,625
6.75% 11/5/19 (h)		2,050,000	2,157,625
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		975,000	892,125
6.25% 10/4/20 (h)		1,910,000	1,804,950
6.25% 7/27/21 (h)		1,410,000	1,332,450
7.4% 1/22/15 (h)		1,335,000	1,395,075
Dominican Republic:
1.25% 8/30/24 (k)		1,600,000	1,440,000
5.875% 4/18/24 (h)		570,000	532,950
7.5% 5/6/21 (h)		2,030,000	2,177,175
9.04% 1/23/18 (h)		1,244,354	1,359,457
El Salvador Republic:
7.625% 2/1/41 (h)		675,000	651,375
7.65% 6/15/35 (Reg. S)		1,165,000	1,124,225
8.25% 4/10/32 (Reg. S)		575,000	583,625
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		200,000	205,000
Georgia Republic 6.875% 4/12/21 (h)		1,120,000	1,173,200
Ghana Republic 7.875% 8/7/23 (h)		580,000	559,700
Guatemalan Republic:
4.875% 2/13/28 (h)		615,000	551,963
5.75% 6/6/22 (h)		935,000	944,350
Hungarian Republic:
4.125% 2/19/18		1,876,000	1,824,410
4.75% 2/3/15		2,755,000	2,816,988
7.625% 3/29/41		1,980,000	2,034,450
Indonesian Republic:
3.375% 4/15/23 (h)		555,000	446,775
4.625% 4/15/43 (h)		555,000	400,988
4.875% 5/5/21 (h)		1,260,000	1,162,350
5.25% 1/17/42 (h)		1,175,000	916,500
5.875% 3/13/20 (h)		1,260,000	1,253,700
6.625% 2/17/37 (h)		950,000	881,125
6.875% 1/17/18 (h)		285,000	307,800
7.75% 1/17/38 (h)		1,450,000	1,526,125
8.5% 10/12/35 (Reg. S)		1,435,000	1,628,725
11.625% 3/4/19 (h)		1,535,000	1,968,638
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,120,000	3,014,700
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Ivory Coast 7.1% 12/31/32 (f)		$ 1,550,000	$ 1,317,500
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,207,800
Latvian Republic:
2.75% 1/12/20 (h)		1,400,000	1,295,000
5.25% 2/22/17 (h)		850,000	914,855
5.25% 6/16/21 (h)		305,000	321,394
Lebanese Republic:
4% 12/31/17		4,117,500	3,999,328
4.75% 11/2/16		1,785,000	1,749,300
5.15% 11/12/18		1,190,000	1,130,500
5.45% 11/28/19		1,555,000	1,465,588
6.375% 3/9/20		1,180,000	1,168,200
Lithuanian Republic:
6.125% 3/9/21 (h)		1,960,000	2,175,600
6.625% 2/1/22 (h)		1,940,000	2,214,025
7.375% 2/11/20 (h)		2,455,000	2,896,900
Mongolian People's Republic 5.125% 12/5/22 (h)		600,000	477,000
Moroccan Kingdom:
4.25% 12/11/22 (h)		1,600,000	1,368,000
5.5% 12/11/42 (h)		600,000	478,500
Panamanian Republic:
4.3% 4/29/53		830,000	614,200
6.7% 1/26/36		1,570,000	1,742,700
8.875% 9/30/27		1,335,000	1,802,250
Peruvian Republic:
4% 3/7/27 (f)		1,360,000	1,360,000
5.625% 11/18/50		555,000	542,513
7.35% 7/21/25		700,000	868,000
8.75% 11/21/33		2,405,000	3,354,975
Philippine Republic:
6.375% 1/15/32		395,000	442,400
7.75% 1/14/31		1,655,000	2,060,475
9.5% 2/2/30		1,655,000	2,368,719
10.625% 3/16/25		1,210,000	1,821,050
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,190,000	1,073,975
5.95% 8/22/23 (h)		685,000	655,888
Polish Government:
3% 3/17/23		1,465,000	1,300,188
5% 3/23/22		1,805,000	1,890,738
6.375% 7/15/19		790,000	907,473
Provincia de Cordoba 12.375% 8/17/17 (h)		1,775,000	1,428,875
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 1,500,000	$ 1,590,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,012,500
Republic of Namibia 5.5% 11/3/21 (h)		740,000	747,400
Republic of Nigeria:
5.125% 7/12/18 (h)		590,000	594,425
6.375% 7/12/23 (h)		675,000	682,594
6.75% 1/28/21 (h)		860,000	911,600
Republic of Paraguay 4.625% 1/25/23 (h)		425,000	386,750
Republic of Serbia:
4.875% 2/25/20 (h)		1,390,000	1,254,475
5.25% 11/21/17 (h)		765,000	747,941
6.75% 11/1/24 (h)		2,658,893	2,542,433
7.25% 9/28/21 (h)		1,450,000	1,450,000
Republic of Zambia 5.375% 9/20/22 (h)		1,000,000	842,500
Romanian Republic:
4.375% 8/22/23 (h)		1,396,000	1,298,280
6.75% 2/7/22 (h)		2,872,000	3,188,494
Russian Federation:
5.625% 4/4/42 (h)		600,000	596,280
7.5% 3/31/30 (Reg. S)		4,460,315	5,146,311
12.75% 6/24/28 (Reg. S)		2,775,000	4,710,563
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,425,000	1,289,625
5.45% 2/9/17 (Reg. S)		655,000	685,261
Tanzania United Republic of 6.4499% 3/8/20 (k)		1,155,000	1,175,213
Turkish Republic:
4.875% 4/16/43		555,000	430,125
5.125% 3/25/22		515,000	491,825
5.625% 3/30/21		815,000	819,075
6% 1/14/41		1,020,000	912,900
6.25% 9/26/22		680,000	702,984
6.75% 4/3/18		1,075,000	1,166,375
6.75% 5/30/40		1,115,000	1,092,700
6.875% 3/17/36		1,795,000	1,792,756
7% 3/11/19		335,000	365,150
7.25% 3/5/38		1,150,000	1,196,000
7.375% 2/5/25		1,695,000	1,839,075
7.5% 11/7/19		595,000	664,913
8% 2/14/34		490,000	553,700
11.875% 1/15/30		330,000	501,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		$ 1,690,000	$ 1,504,100
Ukraine Government:
6.25% 6/17/16 (h)		1,155,000	1,061,214
6.75% 11/14/17 (h)		770,000	682,451
7.75% 9/23/20 (h)		1,280,000	1,123,200
7.8% 11/28/22 (h)		1,000,000	865,000
7.95% 6/4/14 (h)		2,110,000	2,083,625
7.95% 2/23/21 (h)		1,425,000	1,261,125
9.25% 7/24/17 (h)		2,150,000	2,101,625
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	622,663
United Mexican States:
4.75% 3/8/44		13,662,000	11,885,940
5.75% 10/12/2110		216,000	193,860
6.05% 1/11/40		1,116,000	1,181,844
6.75% 9/27/34		800,000	925,600
7.5% 4/8/33		360,000	450,000
8.3% 8/15/31		420,000	567,000
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,420,000	4,086,900
Venezuelan Republic:
6% 12/9/20		480,000	343,200
7% 3/31/38		395,000	256,750
8.5% 10/8/14		1,325,000	1,334,275
9% 5/7/23 (Reg. S)		1,325,000	1,060,000
9.25% 5/7/28 (Reg. S)		560,000	435,400
9.375% 1/13/34		455,000	352,625
10.75% 9/19/13		970,000	973,395
11.75% 10/21/26 (Reg. S)		1,090,000	986,450
11.95% 8/5/31 (Reg. S)		1,655,000	1,493,638
12.75% 8/23/22		2,850,000	2,821,500
13.625% 8/15/18		1,318,000	1,420,145
Vietnamese Socialist Republic:
1.3125% 3/12/16 (k)		769,565	704,152
4% 3/12/28 (f)		4,518,417	3,840,654
6.875% 1/15/16 (h)		1,980,000	2,088,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $246,421,354)			245,359,493
Supranational Obligations - 0.0%
		Principal Amount (e)	Value
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S) (Cost $417,213)		$ 420,000	$ 424,200
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(h)	1	863,100
TOTAL COMMON STOCKS (Cost $1,258,919)		863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	225,563
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	353,700
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	656,880
Series D, 7.50%	5,942	138,211
Boston Properties, Inc. 5.25%	17,500	367,325
CBL & Associates Properties, Inc.:
7.375%	7,720	190,916
Series E, 6.625%	25,000	572,500
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	232,500
Corporate Office Properties Trust:
Series H, 7.50%	5,000	123,900
Series L, 7.375%	12,221	296,726
DDR Corp. Series K, 6.25%	17,823	390,680
Digital Realty Trust, Inc. Series E, 7.00%	10,000	237,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	422,072
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,146
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
First Potomac Realty Trust 7.75%	15,000	$ 374,250
Hersha Hospitality Trust Series B, 8.00%	13,844	350,945
Hospitality Properties Trust Series D, 7.125%	10,000	247,500
LaSalle Hotel Properties Series H, 7.50%	10,000	249,900
PS Business Parks, Inc.:
6.875%	10,000	247,100
Series S, 6.45%	21,000	488,670
Public Storage:
Series P, 6.50%	12,000	298,200
Series R, 6.35%	10,500	256,200
Series S, 5.90%	20,000	456,600
Realty Income Corp. Series F, 6.625%	12,000	289,680
Regency Centers Corp. Series 6, 6.625%	5,510	128,934
Retail Properties America, Inc. 7.00%	24,109	557,882
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	453,497
Stag Industrial, Inc. Series A, 9.00%	20,000	537,000
Sun Communities, Inc. Series A, 7.125%	14,801	361,884
Taubman Centers, Inc. Series J, 6.50%	11,338	259,980
		9,781,778
TOTAL PREFERRED STOCKS (Cost $10,437,351)		10,007,341
Floating Rate Loans - 0.3%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. REL 9.625% 12/1/19	$ 1,000,000	1,025,000
Hilton Worldwide, Inc. term loan 4.435% 11/12/15 (k)	8,832,692	8,788,529
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (k)	431,355	437,825
Tranche B, term loan 11.375% 7/6/14 (k)	323,518	328,371
Tranche D, term loan 14.9% 7/6/14 (k)	650,000	661,375
		11,241,100
Floating Rate Loans - continued
	Principal Amount (e)	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (k)	$ 1,415,000	$ 1,351,325
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (k)	2,205,000	2,251,967
		3,603,292
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (k)	755,000	764,438
Tranche B 1LN, term loan 4.4992% 2/1/20 (k)	1,401,488	1,406,813
		2,171,251
Diversified Financial Services - 0.0%
Blackstone REL 10% 10/1/17	1,247,973	1,266,693
Insurance - 0.0%
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (k)	940,000	951,750
Tranche B 1LN, term loan 4.5% 11/30/19 (k)	1,880,000	1,861,200
		2,812,950
Real Estate Management & Development - 0.1%
CityCenter term loan 8.75% 7/12/14 (k)	521,219	521,219
EOP Operating LP term loan:
6.02% 2/1/14 (k)	1,000,000	992,500
6.27% 2/1/14 (k)	1,200,000	1,191,000
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (k)	1,207,706	1,099,717
		3,804,436
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (k)	44,888	45,336
TOTAL FINANCIALS		10,100,666
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	533,785	508,431
Floating Rate Loans - continued
	Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Ceridian Corp. Tranche B, term loan 4.4334% 5/9/17 (k)	$ 525,000	$ 523,688
First Data Corp. term loan 4.1841% 3/24/18 (k)	4,645,000	4,598,550
		5,122,238
Software - 0.0%
BMC Software Finance, Inc. Tranche B, term loan 5% 8/9/20 (k)	1,160,000	1,160,000
TOTAL INFORMATION TECHNOLOGY		6,282,238
MATERIALS - 0.0%
Metals & Mining - 0.0%
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (k)	265,000	267,650
Tranche B 1LN, term loan 4.25% 7/19/19 (k)	75,000	75,285
		342,935
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B 4LN, term loan 4% 1/15/20 (k)	365,000	365,000
TOTAL FLOATING RATE LOANS (Cost $32,113,983)		32,443,662
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	1,155,482	1,063,044
Goldman Sachs 1.1875% 12/14/19 (k)	990,278	911,056
1.1875% 12/14/19 (k)	464,324	427,178
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,309,525)		2,401,278
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,356,348)	1,329,000	1,393,253
Fixed-Income Funds - 24.6%
	Shares	Value
Fidelity Floating Rate Central Fund (l)	3,873,995	$ 412,309,245
Fidelity Mortgage Backed Securities Central Fund (l)	25,109,176	2,640,480,896
TOTAL FIXED-INCOME FUNDS (Cost $2,894,206,335)		3,052,790,141
Preferred Securities - 0.1%
	Principal Amount (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)	$ 1,850,000	1,946,761
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	1,060,000	1,060,590
		3,007,351
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)	750,000	754,540
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (h)(i)	600,000	467,586
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
JPMorgan Chase & Co. 6% (i)(k)	2,895,000	2,765,847
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)	1,700,000	1,365,641
TOTAL PREFERRED SECURITIES (Cost $8,961,691)		8,360,965
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $218,365,740)	218,365,740	218,365,740
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (c) (Cost $151,845,000)	$ 151,845,844	$ 151,845,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $12,505,287,941)		12,814,567,540
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(386,712,683)
NET ASSETS - 100%		$ 12,427,854,857
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 9/1/43	$ (27,100,000)	(25,908,022)
3% 9/1/43	(16,000,000)	(15,296,250)
3% 9/1/43	(9,600,000)	(9,177,750)
3% 9/1/43	(17,500,000)	(16,730,273)
3% 9/1/43	(1,600,000)	(1,529,625)
4% 9/1/43	(6,800,000)	(7,011,969)
4% 9/1/43	(6,800,000)	(7,011,969)
4% 9/1/43	(26,200,000)	(27,016,704)
4.5% 9/1/43	(36,200,000)	(38,191,004)
5% 9/1/43	(17,800,000)	(19,132,652)
5.5% 9/1/43	(10,700,000)	(11,616,187)
5.5% 9/1/43	(10,700,000)	(11,616,187)
TOTAL FANNIE MAE		(190,238,592)
Ginnie Mae
4% 9/1/43	(34,400,000)	(35,714,188)
4% 9/1/43	(30,100,000)	(31,249,913)
4% 9/1/43	(30,000,000)	(31,146,093)
4% 9/1/43	(6,400,000)	(6,644,500)
4% 9/1/43	(6,800,000)	(7,059,781)
4% 9/1/43	(4,900,000)	(5,087,195)
4% 9/1/43	(4,000,000)	(4,152,812)
4% 9/1/43	(4,300,000)	(4,464,273)
TOTAL GINNIE MAE		(125,518,755)
TOTAL TBA SALE COMMITMENTS (Proceeds $316,334,562)		$ (315,757,347)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	$ 22,651	$ (10,366)	$ 0	$ (10,366)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,057,173,850 or 8.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $281,322 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 276,264
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$151,845,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 151,845,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 932,499
Fidelity Floating Rate Central Fund	20,911,556
Fidelity Mortgage Backed Securities Central Fund	57,869,203
Total	$ 79,713,258
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 455,557,522	$ 20,911,543	$ 74,964,151	$ 412,309,245	30.8%
Fidelity Mortgage Backed Securities Central Fund	3,365,808,163	57,869,203	662,831,266	2,640,480,896	19.2%
Total	$ 3,821,365,685	$ 78,780,746	$ 737,795,417	$ 3,052,790,141
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,007,341	$ 9,781,778	$ 225,563	$ -
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,973,958,913	-	3,973,871,015	87,898
U.S. Government and Government Agency Obligations	2,691,144,818	-	2,691,144,818	-
U.S. Government Agency - Mortgage Securities	1,092,249,032	-	1,092,249,032	-
Asset-Backed Securities	140,981,840	-	129,371,304	11,610,536
Collateralized Mortgage Obligations	168,538,057	-	167,433,161	1,104,896
Commercial Mortgage Securities	765,722,888	-	761,851,569	3,871,319
Municipal Securities	257,717,819	-	257,717,819	-
Foreign Government and Government Agency Obligations	245,359,493	-	243,999,493	1,360,000
Supranational Obligations	424,200	-	424,200	-
Floating Rate Loans	32,443,662	-	26,019,679	6,423,983
Sovereign Loan Participations	2,401,278	-	-	2,401,278
Bank Notes	1,393,253	-	1,393,253	-
Fixed-Income Funds	3,052,790,141	3,052,790,141	-	-
Preferred Securities	8,360,965	-	7,300,375	1,060,590
Money Market Funds	218,365,740	218,365,740	-	-
Cash Equivalents	151,845,000	-	151,845,000	-
Total Investments in Securities:	$ 12,814,567,540	$ 3,280,937,659	$ 9,504,846,281	$ 28,783,600
Derivative Instruments:
Liabilities
Swaps	$ (10,366)	$ -	$ (10,366)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (315,757,347)	$ -	$ (315,757,347)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (10,366)
Total Value of Derivatives	$ -	$ (10,366)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013
Assets
Investment in securities, at value (including securities loaned of $148,867,647 and repurchase agreements of $151,845,000) - See accompanying schedule: Unaffiliated issuers (cost $9,392,715,866)	$ 9,543,411,659
Fidelity Central Funds (cost $3,112,572,075)	3,271,155,881
Total Investments (cost $12,505,287,941)		$ 12,814,567,540
Cash		2,632,791
Receivable for investments sold Regular delivery		1,232,260,999
Delayed delivery		100,930,294
Receivable for TBA sale commitments		316,334,562
Receivable for swaps		95
Receivable for fund shares sold		9,937,778
Dividends receivable		17,595
Interest receivable		72,995,978
Distributions receivable from Fidelity Central Funds		29,595
Receivable from investment adviser for expense reductions		2,999
Other receivables		447,159
Total assets		14,550,157,385

Liabilities
Payable for investments purchased Regular delivery	$ 1,231,891,456
Delayed delivery	401,662,189
TBA sale commitments, at value	315,757,347
Payable for fund shares redeemed	14,509,766
Distributions payable	1,597,453
Bi-lateral OTC swaps, at value	10,366
Accrued management fee	3,275,168
Distribution and service plan fees payable	195,133
Other affiliated payables	1,489,434
Other payables and accrued expenses	69,216
Collateral on securities loaned, at value	151,845,000
Total liabilities		2,122,302,528

Net Assets		$ 12,427,854,857
Net Assets consist of:
Paid in capital		$ 12,320,361,499
Undistributed net investment income		26,914,007
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,266,955)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		309,846,306
Net Assets		$ 12,427,854,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($517,259,114 ÷ 49,373,852 shares)	$ 10.48

Maximum offering price per share (100/96.00 of $10.48)	$ 10.92
Class T: Net Asset Value and redemption price per share ($52,847,607 ÷ 5,052,629 shares)	$ 10.46

Maximum offering price per share (100/96.00 of $10.46)	$ 10.90
Class B: Net Asset Value and offering price per share ($7,111,689 ÷ 678,636 shares)A	$ 10.48

Class C: Net Asset Value and offering price per share ($79,710,960 ÷ 7,609,366 shares)A	$ 10.48

Total Bond: Net Asset Value, offering price and redemption price per share ($11,526,014,411 ÷ 1,100,367,741 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($244,911,076 ÷ 23,415,066 shares)	$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Dividends		$ 1,017,896
Interest		364,559,406
Income from Fidelity Central Funds		79,713,258
Total income		445,290,560

Expenses
Management fee	$ 43,714,707
Transfer agent fees	14,746,768
Distribution and service plan fees	2,770,877
Fund wide operations fee	4,964,528
Independent trustees' compensation	53,100
Interest	2,018
Miscellaneous	33,974
Total expenses before reductions	66,285,972
Expense reductions	(22,137)	66,263,835
Net investment income (loss)		379,026,725
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,915,518
Fidelity Central Funds	6,245,135
Foreign currency transactions	(207)
Swaps	(15,889)
Total net realized gain (loss)		99,144,557
Change in net unrealized appreciation (depreciation) on: Investment securities	(689,316,663)
Assets and liabilities in foreign currencies	(144)
Swaps	24,812
Delayed delivery commitments	1,714,799
Total change in net unrealized appreciation (depreciation)		(687,577,196)
Net gain (loss)		(588,432,639)
Net increase (decrease) in net assets resulting from operations		$ (209,405,914)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 379,026,725	$ 466,524,668
Net realized gain (loss)	99,144,557	403,365,138
Change in net unrealized appreciation (depreciation)	(687,577,196)	168,945,852
Net increase (decrease) in net assets resulting from operations	(209,405,914)	1,038,835,658
Distributions to shareholders from net investment income	(361,890,942)	(476,613,394)
Distributions to shareholders from net realized gain	(483,153,308)	(215,970,794)
Total distributions	(845,044,250)	(692,584,188)
Share transactions - net increase (decrease)	(1,894,878,488)	1,722,265,752
Total increase (decrease) in net assets	(2,949,328,652)	2,068,517,222

Net Assets
Beginning of period	15,377,183,509	13,308,666,287
End of period (including undistributed net investment income of $26,914,007 and undistributed net investment income of $32,646,990, respectively)	$ 12,427,854,857	$ 15,377,183,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) C	.263	.322	.381	.428	.494
Net realized and unrealized gain (loss)	(.468)	.438	.187	.778	.231
Total from investment operations	(.205)	.760	.568	1.206	.725
Distributions from net investment income	(.250)	(.335)	(.367)	(.402)	(.447)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.605)	(.510)	(.578)	(.436)	(.515)
Net asset value, end of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return A, B	(1.94)%	7.11%	5.35%	11.97%	7.79%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.82%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.79%	.82%	.83%	.82%	.80%
Expenses net of all reductions	.79%	.82%	.83%	.82%	.80%
Net investment income (loss)	2.41%	2.92%	3.50%	4.00%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Income from Investment Operations
Net investment income (loss) C	.265	.328	.386	.426	.488
Net realized and unrealized gain (loss)	(.477)	.433	.186	.778	.233
Total from investment operations	(.212)	.761	.572	1.204	.721
Distributions from net investment income	(.253)	(.336)	(.371)	(.400)	(.443)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.608)	(.511)	(.582)	(.434)	(.511)
Net asset value, end of period	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Total Return A, B	(2.01)%	7.14%	5.39%	11.97%	7.74%
Ratios to Average Net Assets D, F
Expenses before reductions	.76%	.77%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.76%	.77%	.80%	.82%	.85%
Expenses net of all reductions	.76%	.77%	.80%	.82%	.85%
Net investment income (loss)	2.44%	2.97%	3.54%	4.01%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,848	$ 59,896	$ 60,500	$ 71,349	$ 48,090
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) C	.189	.247	.307	.351	.423
Net realized and unrealized gain (loss)	(.469)	.434	.177	.787	.233
Total from investment operations	(.280)	.681	.484	1.138	.656
Distributions from net investment income	(.175)	(.256)	(.293)	(.324)	(.378)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.530)	(.431)	(.504)	(.358)	(.446)
Net asset value, end of period	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Total Return A, B	(2.61)%	6.36%	4.54%	11.26%	7.01%
Ratios to Average Net Assets D, F
Expenses before reductions	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.48%	1.50%	1.52%	1.53%	1.53%
Net investment income (loss)	1.73%	2.24%	2.82%	3.29%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,112	$ 11,515	$ 9,225	$ 13,017	$ 9,054
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) C	.185	.246	.308	.354	.425
Net realized and unrealized gain (loss)	(.469)	.434	.187	.778	.232
Total from investment operations	(.284)	.680	.495	1.132	.657
Distributions from net investment income	(.171)	(.255)	(.294)	(.328)	(.379)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.526)	(.430)	(.505)	(.362)	(.447)
Net asset value, end of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return A, B	(2.65)%	6.34%	4.65%	11.20%	7.02%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.51%	1.51%	1.51%	1.50%	1.52%
Net investment income (loss)	1.69%	2.23%	2.83%	3.32%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,711	$ 102,385	$ 63,867	$ 91,439	$ 55,958
Portfolio turnover rate E	201%	155%	168% G	130%	104% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) B	.300	.363	.423	.466	.527
Net realized and unrealized gain (loss)	(.478)	.434	.187	.778	.232
Total from investment operations	(.178)	.797	.610	1.244	.759
Distributions from net investment income	(.287)	(.372)	(.409)	(.440)	(.481)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.642)	(.547)	(.620)	(.474)	(.549)
Net asset value, end of period	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return A	(1.70)%	7.48%	5.76%	12.37%	8.17%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.75%	3.29%	3.89%	4.37%	5.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828
Portfolio turnover rate D	201%	155%	168% F	130%	104% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Income from Investment Operations
Net investment income (loss) B	.295	.353	.413	.458	.518
Net realized and unrealized gain (loss)	(.469)	.435	.178	.788	.224
Total from investment operations	(.174)	.788	.591	1.246	.742
Distributions from net investment income	(.281)	(.363)	(.400)	(.432)	(.474)
Distributions from net realized gain	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.636)	(.538)	(.611)	(.466)	(.542)
Net asset value, end of period	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Total Return A	(1.67)%	7.40%	5.58%	12.41%	7.99%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.53%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.51%	.53%	.54%	.52%	.53%
Expenses net of all reductions	.51%	.53%	.54%	.52%	.53%
Net investment income (loss)	2.69%	3.20%	3.80%	4.30%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,911	$ 596,238	$ 531,451	$ 509,388	$ 884,991
Portfolio turnover rate D	201%	155%	168% F	130%	104% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 369,120,604
Gross unrealized depreciation	(262,953,316)
Net unrealized appreciation (depreciation) on securities and other investments	$ 106,167,288

Tax Cost	$ 12,708,400,252

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 126,641,800
Net unrealized appreciation (depreciation)	$ 106,733,984

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $112,868,569 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 610,165,833	$ 543,254,351
Long-term Capital Gains	234,878,417	149,329,837
Total	$ 845,044,250	$ 692,584,188

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (15,889)	$ 24,812

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,756,325,130 and $2,574,471,519, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,514,060	$ 29,979
Class T	-%	.25%	143,541	-
Class B	.65%	.25%	88,586	65,078
Class C	.75%	.25%	1,024,690	245,178
			$ 2,770,877	$ 340,235

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62,273
Class T	13,362
Class B*	27,770
Class C*	22,690
$ 126,095

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,141,760.19
Class T	93,654.16
Class B	22,067.22
Class C	163,149.16
Total Bond	12,852,126.10
Institutional Class	474,012.16
	$ 14,746,768

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 151,851,000.48%		$ 2,018

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33,974 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $357,405.

9. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $230 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,785.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,122.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 13,856,375	$ 33,174,378
Class T	1,335,806	1,623,184
Class B	157,101	234,459
Class C	1,597,527	1,815,511
Total Bond	337,369,105	422,085,321
Institutional Class	7,575,028	17,680,541
Total	$ 361,890,942	$ 476,613,394

Annual Report

10. Distributions to Shareholders - continued

Years ended August 31,	2013	2012
From net realized gain
Class A	$ 20,687,431	$ 20,453,255
Class T	1,928,191	936,741
Class B	349,359	146,504
Class C	3,423,874	1,103,220
Total Bond	440,267,458	184,845,293
Institutional Class	16,496,995	8,485,781
Total	$ 483,153,308	$ 215,970,794

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	20,952,007	55,687,021	$ 228,985,405	$ 616,317,251
Reinvestment of distributions	2,952,832	4,615,320	32,396,722	50,468,160
Shares redeemed	(31,575,631)	(114,257,352)	(343,352,591)	(1,261,967,797)
Net increase (decrease)	(7,670,792)	(53,955,011)	$ (81,970,464)	$ (595,182,386)
Class T
Shares sold	3,936,447	3,204,699	$ 42,970,405	$ 35,225,108
Reinvestment of distributions	275,892	211,056	3,021,149	2,311,967
Shares redeemed	(4,471,257)	(3,591,541)	(48,844,595)	(39,283,078)
Net increase (decrease)	(258,918)	(175,786)	$ (2,853,041)	$ (1,746,003)
Class B
Shares sold	106,348	412,177	$ 1,174,070	$ 4,548,077
Reinvestment of distributions	36,786	27,801	404,147	304,772
Shares redeemed	(484,181)	(255,876)	(5,268,286)	(2,827,300)
Net increase (decrease)	(341,047)	184,102	$ (3,690,069)	$ 2,025,549
Class C
Shares sold	3,731,777	4,840,132	$ 40,987,087	$ 53,492,696
Reinvestment of distributions	401,639	232,155	4,409,431	2,545,589
Shares redeemed	(5,594,010)	(1,789,177)	(60,690,825)	(19,700,005)
Net increase (decrease)	(1,460,594)	3,283,110	$ (15,294,307)	$ 36,338,280

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Total Bond
Shares sold	366,265,927	465,601,300	$ 4,002,072,041	$ 5,136,671,142
Reinvestment of distributions	66,896,119	52,638,341	733,147,180	578,033,531
Shares redeemed	(569,816,178)	(315,889,184)	(6,201,278,267)	(3,486,452,105)
Net increase (decrease)	(136,654,132)	202,350,457	$ (1,466,059,046)	$ 2,228,252,568
Institutional Class
Shares sold	12,365,882	20,638,230	$ 134,331,012	$ 227,773,701
Reinvestment of distributions	2,076,800	2,315,493	22,818,644	25,373,096
Shares redeemed	(43,921,575)	(18,279,211)	(482,161,217)	(200,569,053)
Net increase (decrease)	(29,478,893)	4,674,512	$ (325,011,561)	$ 52,577,744

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/14/2013	10/11/2013	$0.109

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013 $197,290,359, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $236,562,251 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATBI-UANN-1013
1.804580.109

Item 2. Code of Ethics

As of the end of the period, August 31, 2013, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund and Fidelity Total Bond Fund (the "Funds"):

Services Billed by PwC

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$83,000	$-	$3,300	$3,400
Fidelity Intermediate Government Income Fund	$77,000	$-	$3,300	$1,900
Fidelity Total Bond Fund	$186,000	$-	$4,600	$7,000

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$80,000	$-	$5,400	$3,800
Fidelity Intermediate Government Income Fund	$74,000	$-	$4,800	$2,000
Fidelity Total Bond Fund	$188,000	$-	$5,100	$7,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$5,335,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$30,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2013 A	August 31, 2012 A,B
PwC	$6,205,000	$5,680,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2013